'33 Act File No. 333-40455
                                                      '40 Act File No. 811-08495

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 1, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933          [X]

Post-Effective  Amendment  No.  53                                   [X]

                                     and/or

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT  OF  1940
Amendment  No.  54                                        [X]

                        (Check appropriate box or boxes)

                              GARTMORE MUTUAL FUNDS


                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

     Registrant's Telephone Number, including Area Code:     (484) 530-1300

                                         Send Copies of Communications to:
MS. ELIZABETH A. DAVIN, ESQ.. . . . . .  MR. DUANE LASSITER, ESQ.
NATIONWIDE PLAZA. . . . . . . . . . . .  STRADLEY RONON STEVENS AND YOUNG LLP
COLUMBUS, OHIO 43215. . . . . . . . . .  COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)  PHILADELPHIA, PENNSYLVANIA 19103



It  is  proposed that this filing will become effective: (check appropriate box)

[ X  ]    immediately  upon  filing  pursuant  to  paragraph  (b)
[    ]     on  _________,  pursuant  to  paragraph  (b)
[    ]     60  days  after  filing  pursuant  to  paragraph  (a)(1)
[    ]     on  ____________,  pursuant  to  paragraph  (a)(1)
[    ]     75  days  after  filing  pursuant  to  paragraph  (a)(2)
[    ]     on  [date]  pursuant  to  paragraph  (a)(2)  of  rule  485.

If  appropriate,  check  the  following  box:

     [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE


This  Post-Effective  Amendment  to  Registrant's Registration Statement on Form
N-1A (the "Amendment") is being filed under Rule 485(b) and includes: (i) a prospectus for the Gartmore Bond Fund, Gartmore Government Bond Fund, and Gartmore Morley Enhanced Income Fund; (ii) a prospectus for the Gartmore Investor Destinations Aggressive Fund, Gartmore Investor Destinations Moderately Aggressive Fund, Gartmore Investor Destinations Moderate Fund, Gartmore Investor Destinations Moderately Conservative Fund, and Gartmore Investor Destinations Conservative Fund; (iii) a Supplement to the Core Equity Series Prospectus for the Gartmore Nationwide Fund, Gartmore Growth Fund, Gartmore Large Cap Value Fund, and Gartmore Mid Cap Growth Fund, followed by the Core Equity Series Prospectus; (iv) a Supplement to the Leadership Series Prospectus for the
Gartmore Nationwide Leaders Fund, Gartmore U.S. Growth Leaders Fund, and Gartmore Worldwide Leaders Fund, followed by the Leadership Series Prospectus; and (v) the combined statement of additional information for all series of the Registrant. This Amendment is being filed for the purpose of updating performance information for the Class R shares for each of the above-referenced Funds.

                            CORE FIXED INCOME Series

                               Gartmore Bond Fund
                          Gartmore Government Bond Fund
                      Gartmore Morley Enhanced Income Fund
                                 Class R Shares

                              WWW.GARTMOREFUNDS.COM

                                   PROSPECTUS
                                October 1, 2003

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.




TABLE OF CONTENTS
FUND SUMMARIES. . . . . . . . . . . . . . . . . . .           2
Gartmore Bond Fund
Gartmore Government Bond Fund
Gartmore Morley Enhanced Income Fund

MORE ABOUT THE FUNDS. . . . . . . . . . . . . . . .          12
Temporary Investments
Principal Investments and Techniques
Principal Risks

MANAGEMENT. . . . . . . . . . . . . . . . . . . . .          15
Investment Adviser
Gartmore Mutual Fund Capital Trust -
Investment Adviser for each of the Funds except the
Gartmore Morley Enhanced Income Fund
Gartmore Morley Capital Management, Inc. -
Investment Adviser for the Gartmore Morley
Enhanced Income Fund

BUYING, SELLING AND EXCHANGING FUND SHARES. . . . .          16
Class R Shares
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares

DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . .          18
Distributions and Dividends
Tax Status

FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . .          19

ADDITIONAL INFORMATION. . . . . . . . . . . . . . .  BACK COVER

FUND  SUMMARIES

This prospectus provides information about three funds (the "Funds") offered by Gartmore Mutual Funds. The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 12. "You" and "your" refer to potential investors and current shareholders of the Funds.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

This prospectus only provides information with respect to Class R shares of each of the Funds. Class R shares are generally offered only to certain types of retirement plans, see "Buying, Selling and Exchanging Fund Shares - Class R shares" beginning on page 16.

The Funds also currently offer the following other classes of shares (all of which are offered through other prospectuses):

The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for Class R shares of each Fund are set forth in the Fund Summaries. For more information about the Class R shares, see "Buying, Selling and Exchanging Fund Shares" beginning on page 16.

GARTMORE  BOND  FUND
-  Class  A
-  Class  B
-  Class  C
-  Class  D
-  Class  X
-  Class  Y

GARTMORE  GOVERNMENT  BOND  FUND
-  Class  A
-  Class  B
-  Class  C
-  Class  D
-  Class  X
-  Class  Y

GARTMORE  MORLEY  ENHANCED  INCOME  FUND
-  Class  A
-  Institutional  Service  Class
-  Institutional  Class

Call 1-800-848-0920 to receive a copy of a prospectus for the other classes of shares.

FUND  SUMMARIES  -  GARTMORE  BOND  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks as high a level of current income as is consistent with preservation of capital.
To achieve its objective, the Fund focuses on buying those securities with the highest level of expected income while also minimizing fluctuations in the price of the Fund's shares. It seeks to achieve its objective by investing primarily in investment-grade securities, focusing largely on corporate bonds and U.S. government securities. Under normal conditions, the Fund invests at least 80% of its net assets in bonds, which include debentures and notes.

The Fund also invests in foreign government and corporate bonds, denominated in U.S. dollars, and in mortgage-backed and asset-backed securities. It may also invest in commercial paper rated in one of the two highest rating categories by a rating agency.

The Fund's portfolio manager will consider the duration of particular bonds and the Fund's overall portfolio when managing the Fund. The Fund will have a duration of four to seven years. In choosing to buy a debt security, the portfolio manager looks for value. A security may be sold to take advantage of more favorable opportunities. The Fund may sell a debt security as it gets closer to maturity in order to maintain the Fund's target duration and achieve an attractive total return.

INVESTMENT-GRADE  SECURITIES

The Fund focuses on "investment grade" taxable debt securities, including corporate debt instruments that have been rated within the four highest rating categories by a nationally recognized statistical rating organization (rating agency), such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The rating agency evaluates a debt security, measures the issuer's financial condition and stability, and assigns a rating to the security. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

DURATION is a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline if the value of the Fund's investments decrease. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security of the Fund may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the value of the securities the Fund owns.

PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage- and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can make the price and yield of mortgage-backed securities volatile. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks involve political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

FUND  SUMMARIES  -  GARTMORE  BOND  FUND

EVENT RISK. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds may decline significantly.

For  additional  information,  see  "More  about  the  Funds" beginning page 12.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the average annual total returns for Class R shares for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.




ANNUAL RETURNS-CLASS R SHARES1 (YEARS ENDED DECEMBER 31)
1993 . . . . . . . . . . . . . . . . . . . . . . . . . .  10.7%
1994 . . . . . . . . . . . . . . . . . . . . . . . . . .  -8.1%
1995 . . . . . . . . . . . . . . . . . . . . . . . . . .  24.2%
1996 . . . . . . . . . . . . . . . . . . . . . . . . . .   1.5%
1997 . . . . . . . . . . . . . . . . . . . . . . . . . .   9.3%
1998 . . . . . . . . . . . . . . . . . . . . . . . . . .   8.4%
1999 . . . . . . . . . . . . . . . . . . . . . . . . . .  -2.8%
2000 . . . . . . . . . . . . . . . . . . . . . . . . . .   7.4%
2001 . . . . . . . . . . . . . . . . . . . . . . . . . .   9.8%
2002 . . . . . . . . . . . . . . . . . . . . . . . . . .   9.3%



Best  quarter:       8.69%  2nd  qtr.  of  1995
Worst  quarter:     -5.02%  1st  qtr.  of  1994

1 These annual returns do not reflect the effect of taxes and, through May 11, 1998, are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class R shares, and which is the same as the performance for the Fund's Class D shares (which are not offered in this Prospectus). In addition, the performance for the period from May 11, 1998 to December 31, 2002 is based on Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares' average annual returns are similar to what Class R shares would have produced because Class R shares will invest in the same portfolio of securities as Class D shares. These returns have not been restated to show any additional fees applicable to Class R shares. Had these returns been restated, the annual returns would be lower than those shown. Please call 1-800-848-0920 for the Fund's current 30-day yield.




AVERAGE ANNUAL RETURNS1 - AS OF 12/31/02  1 YEAR   5 YEARS   10 YEARS
Class R shares2 - Before Taxes . . . . .    9.27%     6.32%      6.65%
Lehman Brothers Govt./Credit Bond Index3   11.04%     7.62%      7.61%



1 These returns reflect performance after expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.

2 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class R shares, and which is the same as the performance for Class D shares (which are not offered in this Prospectus). In addition, the performance for the period from May 11, 1998 to December 31, 2002 is based on Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class R shares would have produced because Class R shares invest in the same portfolio of securities as Class D shares. For Class R shares, these returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but do not reflect the additional fees applicable to Class R shares; if these fees were reflected, the annual returns for Class R shares would have been lower.

3 The Lehman Brothers Government/Credit Bond Index-an unmanaged index of government and corporate bonds-gives a broad look at how the prices of U.S. government and corporate bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Class R shares of the Fund.




SHAREHOLDER FEES1
(PAID DIRECTLY FROM YOUR         CLASS R
INVESTMENT)                       SHARES
Maximum Sales Charge. . . . . .  None
(Load) imposed on
purchases (as a percentage
of offering price)

Maximum Deferred Sales. . . . .  None
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)


Annual Fund Operating Expenses.  Class R
(deducted from Fund assets) . .  shares

Management Fees . . . . . . . .     0.50%

Distribution and/or Service
(12b-1) Fees. . . . . . . . . .     0.50%

Other Expenses2 . . . . . . . .     0.37%

TOTAL ANNUAL FUND
OPERATING EXPENSES. . . . . . .     1.37%



1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class R shares  $   139  $    434  $    750  $   1,646

FUND  SUMMARIES  -  GARTMORE  GOVERNMENT  BOND  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks as high a level of current income as is consistent with the preservation of capital.

To achieve its objective, the Fund focuses on buying those securities with the highest level of expected income while also minimizing fluctuations in the price of the Fund's shares. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The Fund may also invest in mortgage-backed securities issued by U.S. government agencies. The dollar-weighted average portfolio maturity of the Fund's assets will generally be five to nine years.

To select investments that fit the Fund's objectives, the portfolio manager uses interest rate expectations, yield-curve analysis (determining whether a short, intermediate, or long-term duration is appropriate based on interest rates), economic forecasting, market sector analysis and other techniques. The Fund may also look for bonds that the portfolio manager believes are undervalued, with the goal of buying them at attractive prices and watching them increase in value. A security may be sold to take advantage of more favorable opportunities.

The Fund's portfolio manager will consider the duration of particular bonds and the Fund's overall portfolio when managing the Fund. The Fund will typically have a duration of four to six years.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decrease. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security of the Fund may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the value of the securities the Fund owns. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, backed only by the issuing agency, and subject to some credit risk.

PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can make the price and yield of mortgage-backed securities volatile. When mortgage-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss. Changes in prepayment rates can make the price and yield of mortgage-backed securities volatile.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

For  additional  information,  see  "More About the Funds" beginning on page 12.

BOND  MATURITY

Bond maturity simply means the life of a bond before it comes due and must be repaid. Generally, the longer the bond's maturity, the higher the interest rate. This compensates investors for tying up their investments for longer periods. However, as described below, bonds with longer maturities are also more sensitive to price shifts caused by interest rate changes.

DURATION is a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.

FUND  SUMMARIES  -  GARTMORE  GOVERNMENT  BOND  FUND

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the average annual total returns for Class R shares for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



ANNUAL RETURNS - CLASS R SHARES1 (YEARS ENDED DECEMBER 31)
1993 . . . . . . . . . . . . . . . . . . . . . . . . . . .   8.8%
1994 . . . . . . . . . . . . . . . . . . . . . . . . . . .  -3.6%
1995 . . . . . . . . . . . . . . . . . . . . . . . . . . .  18.6%
1996 . . . . . . . . . . . . . . . . . . . . . . . . . . .   3.3%
1997 . . . . . . . . . . . . . . . . . . . . . . . . . . .   9.5%
1998 . . . . . . . . . . . . . . . . . . . . . . . . . . .   8.2%
1999 . . . . . . . . . . . . . . . . . . . . . . . . . . .  -2.0%
2000 . . . . . . . . . . . . . . . . . . . . . . . . . . .  12.9%
2001 . . . . . . . . . . . . . . . . . . . . . . . . . . .   7.9%
2002 . . . . . . . . . . . . . . . . . . . . . . . . . . .  11.0%



Best  Quarter:       6.80%  2nd  qtr. of  1995
Worst  Quarter:     -2.20%  1st  qtr  of  1994

1 These annual returns do not reflect the effect of taxes and, through May 11, 1998, are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class R shares, and which is the same as the performance for the Fund's Class D shares (which are not offered in this Prospectus). In addition, the performance for the period from May 11, 1998 to December 31, 2002 is based on Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares average annual returns are similar to what Class R shares would have produced because Class R shares will invest in the same portfolio of securities as Class D shares. These returns have not been restated to show any additional fees applicable to Class R shares. Had these returns been restated, the annual returns would be lower than those shown. Please call 1-800-848-0920 for the Fund's current 30-day yield.




AVERAGE ANNUAL RETURNS1 - AS OF 12/31/02  1 YEAR   5 YEARS   10 YEARS
Class R shares2 - Before Taxes . . . . .   10.96%     7.49%      7.29%
Merrill Lynch Government
Master Index3. . . . . . . . . . . . . .   11.30%     7.73%      7.54%




1 These returns reflect performance after expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.

2 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class R shares, and which is the same as the performance for Class D shares (which are not offered in this Prospectus). In addition, the performance for the period from May 11, 1998 to December 31, 2002 is based on Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class R shares would have produced because Class R shares invest in the same portfolio of securities as Class D shares. For Class R shares, the returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but do not reflect the additional fees applicable to the Class R shares; if these fees were reflected, the annual returns for Class R shares would have been lower.

3 The Merrill Lynch Government Master Index gives a broad look at how U.S. government bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FUND  SUMMARIES  -  GARTMORE  GOVERNMENT  BOND  FUND

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund.




Shareholder Fees1
(PAID DIRECTLY FROM YOUR         CLASS R
INVESTMENT)                       SHARES
Maximum Sales Charge. . . . . .  None
(Load) imposed on
purchases (as a percentage
of offering price)
Maximum Deferred Sales. . . . .  None
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)

ANNUAL FUND OPERATING EXPENSES.  CLASS R
(DEDUCTED FROM FUND ASSETS) . .  SHARES
Management Fees . . . . . . . .     0.50%
Distribution and/or Service
(12b-1) Fees. . . . . . . . . .     0.50%
Other Expenses2 . . . . . . . .     0.37%
TOTAL ANNUAL FUND
OPERATING EXPENSES3 . . . . . .     1.37%



1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

3 GMF and the Trust have entered into a written contract limiting total fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees) from exceeding 0.79% for Class R shares of the Fund at least through September 30, 2004. If the maximum amount of the 12b-1 fees and administrative service fees were charged "Total Annual Fund Operating Expenses" could increase to 1.54% for the Class R shares of the Fund before GMF would be required to limit the Fund's expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class R shares  $   139  $    434  $    750  $   1,646

FUND  SUMMARIES  -  GARTMORE  MORLEY  ENHANCED  INCOME  FUND


OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks to provide a high level of current income while preserving capital and minimizing market fluctuations in your account value.

To achieve its objective, under normal conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Fund also purchases mortgage-backed and asset-backed securities. The debt securities in which the Fund invests pay interest on either a fixed-rate or variable-rate basis. The Fund will be managed so that its duration will not exceed two years. The Fund may also enter into futures or options contracts solely for the purpose of adjusting the duration of the Fund to minimize fluctuation of the Fund's market value.

When selecting securities for the Fund, the Fund's portfolio managers will consider expected changes in interest rates and in the price relationships among various types of securities. They will attempt to identify and purchase securities offering the best combination of yield, maturity and relative price performance. The Fund's portfolio managers may elect to sell securities in order to buy others which they believe will better serve the objectives of the Fund. A security may be sold to take advantage of more favorable opportunities.

The Fund's portfolio managers expect that careful selection of securities, relatively short portfolio duration, and the use of derivatives to hedge the Fund will enable the Fund to meet its investment objective of limited fluctuation of the Fund's net asset value. There can be no guarantee that the Fund will meet its objective.

DURATION is a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decrease. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security of the Fund may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the value of the securities the Fund owns. To the extent that the Fund enters into wrap contracts, such contracts do not decrease the overall credit risk associat-backed and asset-backed securities. The debt securities in which the Fund invests pay interest on either a fixed-rate or variable-rate basis. The Fund will be managed so that its duration will not exceed two years. The Fund may also enter into futures or options ed with the Fund. The Fund, however, does limit this risk by purchasing high-grade debt securities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund. Because the Fund invests primarily in fixed-rate debt securities with short-to-moderate maturities or variable-rate debt securities with frequent interest rate resets, this risk is lower than for funds with longer maturities. The Fund may also use wrap contracts to limit the impact of interest rate changes on the Fund's net asset value.

PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage- and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can make the price and yield of mortgage- and asset-backed securities volatile. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

In addition, rising interest rates may cause prepayments to occur at a slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

DERIVATIVES RISK. The Fund many invest in derivatives. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or

FUND  SUMMARIES  -  GARTMORE  MORLEY  ENHANCED  INCOME  FUND

interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations to the Fund. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

For  additional  information,  see  "More About the Funds" beginning on page 12.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.




ANNUAL RETURNS-CLASS R SHARES1 (YEARS ENDED DECEMBER 31)
2000 . . . . . . . . . . . . . . . . . . . . . . . . . .  4.8%
2001 . . . . . . . . . . . . . . . . . . . . . . . . . .  2.5%
2002 . . . . . . . . . . . . . . . . . . . . . . . . . .  2.2%




Best  Quarter:       1.59%  3rd  qtr.  of  2000
Worst  Quarter:     -0.11%  3rd  qtr.  of  2002

1 These annual returns do not reflect the effect of taxes and are based on the performance of the Fund's Class A shares (which are not offered in this Prospectus), which was achieved prior to the creation of Class R shares. These returns have not been restated to show any additional fees applicable to Class R shares. Had these returns been restated, the annual returns would be lower than those shown. Please call 1-800-848-0920 for the Fund's current 30-day yield.




                                         ONE      SINCE
AVERAGE ANNUAL RETURNS-AS OF 12/31/021  YEAR   INCEPTION2
Class R shares3 - Before Taxes . . . .  2.24%        3.14%
Lipper Ultra-Short Bond Fund Index4. .  2.52%        4.95%




1    These  returns  reflect  performance  after  expenses  are  deducted.

2    The  Fund  commenced  operations  on  December  29,  1999.

3 These returns for the new Class R shares through December 31, 2002 are based on the performance of the Fund's Class A shares (which are not offered in this Prospectus) which was achieved prior to the creation of the Class R shares. Excluding the effects of any fee waivers or reimbursements, Class R shares' average annual total returns are similar to what Class A shares would have produced because Class R shares will invest in the same portfolio of securities as Class A shares. For Class R shares, the returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but do not reflect the additional fees applicable to the Class R shares; if these fees were reflected, the annual returns for Class A shares would have been lower.

4 The Lipper Ultra-Short Bond Fund Index consists of funds with at least 65% of their assets in investment-grade debt instruments and maintains a portfolio with average maturity between 91 and 365 days. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FUND  SUMMARIES  -  GARTMORE  MORLEY  ENHANCED  INCOME  FUND

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Class R shares of the Fund.

SHAREHOLDER FEES1
(PAID DIRECTLY FROM YOUR         CLASS R
INVESTMENT)                       SHARES


Maximum Sales Charge               None
(Load) imposed on
purchases (as a percentage
of offering price)

Maximum Deferred Sales             None
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)


ANNUAL FUND OPERATING EXPENSES   CLASS R
(DEDUCTED FROM FUND ASSETS)       SHARES

Management Fees                   0.35%

Distribution and/or Service
(12b-1) Fees                      0.50%

Other Expenses2                   0.56%

TOTAL ANNUAL FUND
OPERATING EXPENSES                1.41%

Amount of Fee
Waivers/Expense
Reimbursements                    0.36%

TOTAL ANNUAL FUND
OPERATING EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)3          1.05%




1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

2 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

3 Gartmore Morley Capital Management, Inc. ("GMCM"), the Fund's investment adviser and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, wrap contract fees and premiums and expenses related to wrap contracts, Rule 12b-1 fees and administrative services fees) from exceeding 0.45% for Class R shares at least through September 30, 2004. If the maximum amount of the 12b-1 fees and administrative service fees were charges "Total Annaul Fund Operating Expenses" could increase to 1.20% for the Class R shares of Fund before GMF would be required to limit the Fund's expenses. The Fund is authorized to reimburse GMCM for management fees previously waived and/or for the cost of Other Expenses paid by GMCM provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund's ability to reimburse GMCM in this manner only applies to fees paid or reimbursements made by GMCM at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class R shares  $   107  $    411  $    737  $   1,660

MORE  ABOUT  THE  FUNDS

TEMPORARY  INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Fund's adviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which a Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which a Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments. These techniques are subject to certain risks.

The Statement of Additional Information ("SAI") contains additional information about all of the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

INVESTMENT-GRADE BONDS (ALL FUNDS). The Funds may invest in investment-grade bonds. These include U.S. government bonds and corporate bonds and municipal bonds that have been rated within the four highest rating categories by a rating agency. The rating agency evaluates a bond, measures the issuer's financial condition and stability and assigns a rating to the security. If a rating agency changes the bond's rating, it may affect the bond's value. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

MEDIUM-GRADE OBLIGATIONS (BOND). Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by GMF to consider what action, if any, a Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

U.S.  GOVERNMENT  SECURITIES  (ALL  FUNDS).

The Funds may invest in U.S. government securities. These securities include Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
-    The  Federal  Home  Loan  Banks;
-    The  Federal  National  Mortgage  Association  ("FNMA");
- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC"); and
-    The  Federal  Farm  Credit  Banks.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayment rates and other factors may affect the value of these securities. With respect to credit risk, securities issued by some government agencies are only backed by the issuing agency, and are subject to some credit risk. Securities issued and backed by the U.S. government are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk.

MORTGAGE-BACKED  AND  ASSET-BACKED  SECURITIES  (ALL  FUNDS).

These Funds may invest in mortgage-backed and asset-backed securities. U.S. government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers; however, as a principal strategy, the Government Bond Fund will not invest in mortgage-backed securities issued by private issuers. Collateralized mortgage obligations ("CMOs") are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates as their collateral. CMOs can be issued by the U.S. government or its agencies or by private lenders.

Mortgage-backed securities are subject to interest rate risk. They are also subject to credit risk if they are issued by private issuers. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated. Reinvesting the returned principal in a lower interest-rate market would reduce the Fund's income. Mortgage-backed securities are also subject to extension risk as described above if rates increase and prepayments slow. When prepayments slow, mortgage-backed securities secured by such loans will not be paid off as soon as

MORE  ABOUT  THE  FUNDS

the Fund's portfolio manager expected. This can affect the maturity and volatility of the Fund and cause the Fund to be locked into securities with lower interest rates for longer periods of time.
Asset-backed securities are securities that are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers and are subject to interest rate, credit and prepayment risks like mortgage-backed securities. Only the Bond Fund will invest in asset-backed securities as a principal technique.

FLOATING- AND VARIABLE-RATE SECURITIES (ALL FUNDS). The Funds may invest in floating- and variable-rate securities. Floating- and variable-rate securities do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes to the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon some underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other debt securities. In addition, because they may be callable, they are also subject to the risk that a Fund will be repaid prior to the stated maturity, and the repaid principal will be reinvested when the market is paying a lower interest rate, reducing a Fund's income. A Fund will only purchase floating- and variable-rate securities of the same quality as the debt securities they would otherwise purchase.

MATURITY (ALL FUNDS). Every debt security has a stated maturity date-when the issuer must repay the debt security's entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid earlier, on or after specified call dates. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond's "effective maturity" is usually its nearest call date. For mortgage-backed securities, the rate at which homeowners pay down their mortgage principal helps to determine the effective maturity of mortgage-backed bonds.

A bond mutual fund has no stated maturity, but it does have a weighted average maturity. This number is an average of the stated or effective maturities of the underlying bonds, with each bond's maturity "weighted" by the percentage of fund assets it represents. Funds that target maturities normally use the effective, rather than the stated, maturities of the bonds in the portfolio when computing the average. This provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than a fund targeting a stated maturity or maturity range.

DURATION (ALL FUNDS). Duration is a calculation that seeks to measure the price sensitivity of a debt security or a mutual fund that primarily invests in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and are then multiplied by the number of years they will be received to produce a value expressed in years-the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

DERIVATIVES (ENHANCED INCOME). The Fund may invest in derivatives. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying security. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic and foreign indexes.

The Fund may use derivatives to shorten or lengthen the effective maturity or duration of the Fund's fixed income portfolio.

PRINCIPAL  RISKS

FOREIGN RISK (BOND). Investments in foreign securities involves special risks not presented by U.S. investments. These special risks can increase the chances that the Fund will lose money.

- COUNTRY. General securities market movements in any country in which the Fund has investments are likely to affect the value of the Fund's securities that trade in that country. These movements will affect the Fund's share price and the Fund's performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

- COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign trading systems, brokers and companies generally have less government

MORE  ABOUT  THE  FUNDS

supervision and regulation than in the U.S. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Generally, the Fund can decrease in value when the individual securities it owns decrease in value. A company's securities can lose value for various reasons, including poor profits, weakened finances, changes in management, a downturn in the economy, or any other reason that leads investors to lose faith in that security.

MANAGEMENT

INVESTMENT  ADVISER

GARTMORE MUTUAL FUND CAPITAL TRUST-INVESTMENT ADVISER FOR EACH OF THE FUNDS EXCEPT THE GARTMORE MORLEY ENHANCED INCOME FUND

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Funds' assets and supervises the daily business affairs of the Funds. GMF was organized in 1999 and advises mutual funds. As of June 30, 2003, GMF and its U.S. affiliates had approximately $35.2 billion in assets under management, including approximately $19.1 billion managed by GMF.

Each Fund, except for the Gartmore Morley Enhanced Income Fund, pays GMF a management fee which is based on the Fund's average daily net assets. The total management fees paid by such Funds for the fiscal year ended October 31, 2002, expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, were as follows:


Gartmore Bond Fund. . . . . .  0.50%
Gartmore Government Bond Fund  0.50%



PORTFOLIO  MANAGERS

GARTMORE BOND FUND. Thomas S. Leggett, CFA, is responsible for the day-to-day management of the Gartmore Bond Fund. Mr. Leggett joined Nationwide Insurance in 1982 as a securities analyst. In 2002, Mr. Leggett was promoted to Associate Vice-President for Nationwide Insurance. Prior to that, he was an Investment Officer for four years. Mr. Leggett also currently manages bond portfolios for two Nationwide Insurance retirement accounts.

GARTMORE GOVERNMENT BOND FUND. Gary R. Hunt, CFA, has either managed or co-managed the Gartmore Government Bond Fund, and its Predecessor Funds, since March 1997. He also manages the Gartmore GVIT Government Bond Fund and the Nationwide Global U.S.

Government Bond Fund. Mr. Hunt joined Nationwide, an affiliate of the Fund's investment adviser, in 1992 as a securities analyst. He is currently a director and manages the U.S. Treasury, Agency and Agency Mortage Backed sector for Nationwide Insurance.

GARTMORE MORLEY CAPITAL MANAGEMENT, INC.-INVESTMENT ADVISER FOR GARTMORE MORLEY ENHANCED INCOME FUND

Gartmore Morley Capital Management, Inc. ("GMCM"), 5665 S.W. Meadows Road, Lake Oswego, Oregon 97035, manages the investment of the assets and supervises the daily business affairs of the Gartmore Morley Enhanced Income Fund. GMCM was organized in 1983 and provides stable value fixed income management services to mutual funds, collective investment trusts, separate investment accounts and tax-qualified retirement plans. As of June 30, 2003, GMCM and its U.S. affiliates had approximately $35.2 billion in assets under management, of which $11.3 billion was managed by GMCM.

For the fiscal year ended October 31, 2002, the Gartmore Morley Enhanced Income Fund paid GMCM an annual management fee of 0.35%, expressed as a percentage of the Fund's average daily net assets.

PORTFOLIO  MANAGERS

GARTMORE MORLEY ENHANCED INCOME FUND. A team of portfolio managers from GMCM is responsible for the day-to-day management of the Gartmore Morley Enhanced Income Fund.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CLASS  R  SHARES

Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with Gartmore Distribution Services, Inc. to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the retirement plan level or at the level of the financial service firm) and where the retirement plans are introduced by an intermediary, such as a broker, third party administrator, registered adviser or other plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

Class R shares pay distribution and/or servicing fees under a Distribution Plan. These fees are either paid by the Distributor to intermediaries for distribution and shareholder services or retained by the Distributor. In addition, intermediaries may receive administrative service fees. These fees are paid to such entities when they provide recordkeeping and/or other administrative support services to the retirement plans and their participants.

For retirement plans who are eligible to purchase Class A shares of any of the Funds or Institutional Service Class or Institutional Class shares of the Gartmore Morley Enhanced Income Fund, the purchase of such shares may be preferable to purchasing Class R shares.

BUYING  SHARES

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, NAV is based on the market value of the securities owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund, allocable to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Funds  do  not  calculate  NAV  on  the  following  days:
-     New  Year's  Day
-     Martin  Luther  King,  Jr.  Day
-     Presidents'  Day
-     Good  Friday
-     Memorial  Day
-     Independence  Day
-     Labor  Day
-     Thanksgiving  Day
-     Christmas  Day
-     Other  days  when  the  New  York  Stock  Exchange  is  not  open.

Each  Fund  reserves  the  right  not  to  determine  NAV  when:
-     It  has  not  received  any  orders  to purchase, sell or exchange shares.
-     Changes  in  the  value  of  that  Fund's portfolio do not affect the NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust ("GSA"), as the Funds' administrator, or its agent, determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

IN-KIND PURCHASES. The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

Plan participants should contact their retirement plan administrator for information regarding the purchase of Class R shares. Retirement plan administrators or retirement plans wishing to purchase Class R shares should contact Customer Service at 1-800-848-0920 for more information.

ADDITIONAL  SHAREHOLDER  SERVICES

Plan participants may be entitled to a wide variety of services through their retirement plan. For additional information on buying shares and shareholder services, contact your retirement plan administrator.

SELLING  SHARES

You can sell or, in other words, redeem your shares of the Funds at any time, subject to certain restrictions described below and in accordance with your retirement plan provisions. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after a Fund receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sell may be worth more or less than their original purchase price

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

depending upon the market value of a Fund's investments at the time of the sale.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.
Under extraordinary circumstances a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about a Fund's ability to make such a redemption in kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

HOW  TO  PLACE  YOUR  SALE  ORDER

Plan participants can request the sale of their Class R shares by contacting your retirement plan administrator. Retirement plan administrators or retirement plans should contact Customer Service at 1-800-848-0920 for more information on how to sell their shares.

DISTRIBUTION  PLAN

The Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class R shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class R shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund shall pay amounts not exceeding an annual amount of:




FUND/CLASS      AS A % OF DAILY NET ASSETS
Class R shares  0.50% (0.25% of which may either be a distribution or a service fee)



Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING  SHARES

Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares are generally not available. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

DISTRIBUTIONS  AND  TAXES

DIVIDENDS  AND  DISTRIBUTIONS

The Funds declare dividends daily and distribute them monthly. Capital gains, if any, realized by a Fund (meaning the excess of gains from sales of securities over any losses from sales) will generally be distributed to shareholders annually.

TAX  STATUS  FOR  RETIREMENT  PLANS

When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, the entities eligible to purchase the Class R shares of a Fund are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

FINANCIAL  HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years or, if the Fund has not been in operation for the past five years, for the life of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the year ended October 31, 2002 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual report, which is available upon request. All other audited information was audited by other auditors. For the Bond and Government Bond Funds for 1998, information is for one Class D share outstanding through the period ended April 30, which includes information for these Funds and their respective predecessors (prior to May 11, 1998, shares of these Funds' predecessors were without class designation). The tables for each of these Funds also include information for the Class D shares for the years ended October 31, 1999, 2000, 2001 and 2002 and the period ended April 30, 2003. The information for the Morley Enhanced Income Fund reflects the performance for the life of the Fund. The information for the period ended April 30, 2003 is unaudited.

FINANCIAL  HIGHLIGHTS

GARTMORE  BOND  FUND



                                                                    INVESTMENT ACTIVITIES                          DISTRIBUTIONS

                                                                            NET
                                                                        REALIZED AND
                                                  NET                    UNREALIZED       TOTAL
                                             ASSET VALUE,      NET         GAINS          FROM           NET
                                               BEGINNING    INVESTMENT  (LOSSES) ON    INVESTMENT    INVESTMENT       TOTAL
                                               OF PERIOD      INCOME    INVESTMENTS    ACTIVITIES      INCOME     DISTRIBUTIONS
CLASS D SHARES
Year Ended October 31, 1998 (b) . . . . . .  $        9.49        0.57         0.27           0.84        (0.57)          (0.57)
Year Ended October 31, 1999 . . . . . . . .  $        9.76        0.55        (0.67)         (0.12)       (0.55)          (0.55)
Year Ended October 31, 2000 . . . . . . . .  $        9.09        0.59        (0.33)          0.26        (0.59)          (0.59)
Year Ended October 31, 2001 . . . . . . . .  $        8.76        0.54         0.84           1.38        (0.55)          (0.55)
Year Ended October 31, 2002 . . . . . . . .  $        9.59        0.52        (0.15)          0.37        (0.52)          (0.52)
Six Months Ended April 30, 2003 (Unaudited)  $        9.44        0.24         0.28           0.52        (0.24)          (0.24)


                                                                                 RATIOS / SUPPLEMENTAL DATA

                                                                                             RATIO OF NET
                                             NET                                 RATIO OF     INVESTMENT
                                             ASSET                NET ASSETS    EXPENSES       INCOME
                                             VALUE,                AT END OF   TO AVERAGE   TO AVERAGE
                                             END OF     TOTAL       PERIOD         NET          NET        PORTFOLIO
                                             PERIOD   RETURN (A)    (000S)       ASSETS       ASSETS       TURNOVER
CLASS D SHARES
Year Ended October 31, 1998 (b) . . . . . .  $  9.76       9.11%  $   134,822        0.78%        5.93%         70.31%
Year Ended October 31, 1999 . . . . . . . .  $  9.09     (1.24%)  $   125,451        0.83%        5.86%         64.26%
Year Ended October 31, 2000 . . . . . . . .  $  8.76       2.97%  $   108,413        0.83%        6.62%         72.80%
Year Ended October 31, 2001 . . . . . . . .  $  9.59      16.23%  $   132,034        0.92%        5.94%         42.47%
Year Ended October 31, 2002 . . . . . . . .  $  9.44       4.07%  $   136,049        0.83%        5.58%         27.66%
Six Months Ended April 30, 2003 (Unaudited)  $  9.72   5.60% (c)  $   141,360        0.80% (d)    5.11% (d)      8.01%

(a)  Excludes  sales  charge.
(b) Shares first offered to the public on May 11, 1998. Upon a Trust Reorganization on May 11, 1998, the existing shares of the Fund were renamed Class D.
(c)  Not  annualized.
(d)  Annualized.

GARTMORE  GOVERNMENT  BOND  FUND



                                                INVESTMENT  ACTIVITIES                      DISTRIBUTIONS

                                                           NET
                                                         REALIZED
                                  NET                      AND                                                              NET
                                 ASSET                  UNREALIZED                                                         ASSET
                                 VALUE,                   GAINS         TOTAL                                             VALUE,
                               BEGINNING      NET        (LOSSES)       FROM          NET         NET                       END
                                   OF      INVESTMENT       ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL         OF
                                 PERIOD      INCOME    INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
CLASS D SHARES
Year Ended
   October 31, 1998 (c) . . .  $    10.31        0.56         0.34)        0.90        (0.56)     (0.08)          (0.64)  $ 10.57
Year Ended
   October 31, 1999 . . . . .  $    10.57        0.53        (0.63)       (0.10)       (0.53)     (0.05)          (0.58)  $  9.89
Year Ended
   October 31, 2000 . . . . .  $     9.89        0.59         0.14)        0.73        (0.59)     (0.02)          (0.61)  $ 10.01
Year Ended
   October 31, 2001 . . . . .  $    10.01        0.55         0.95)        1.50        (0.55)         -           (0.55)  $ 10.96
Year Ended
   October 31, 2002 . . . . .  $    10.96        0.48         0.19         0.67        (0.48)     (0.20)          (0.68)  $ 10.95
Six Months Ended
   April 30, 2003 (Unaudited)  $    10.95        0.22         0.08         0.30        (0.22)     (0.19)          (0.41)  $ 10.84


                                                                       RATIOS  /  SUPPLEMENTAL  DATA

                                                                                   RATIO            RATIO
                                                                                                     OF
                                                                                    OF               NET
                                                                    RATIO        EXPENSES        INVESTMENT
                                                                     OF           (PRIOR           INCOME
                                             NET       RATIO         NET            TO             (PRIOR
                                           ASSETS        OF      INVESTMENT   REIMBURSEMENTS)        TO
                                             AT       EXPENSES     INCOME           TO         REIMBURSEMENTS)
                                             END         TO          TO           AVERAGE            TO
                                 TOTAL       OF       AVERAGE      AVERAGE          NET            AVERAGE
                                RETURN     PERIOD       NET          NET          ASSETS          NETASSETS     PORTFOLIO
                                  (A)      (000S)      ASSETS      ASSETS           (B)              (B)         TURNOVER
CLASS D SHARES
Year Ended
   October 31, 1998 (c) . . .      9.03%  $  50,849       0.92%        5.43%            1.03%            5.32%      59.52%
Year Ended
   October 31, 1999 . . . . .    (0.93%)  $  52,260       0.79%        5.24%            0.81%            5.22%      51.86%
Year Ended
   October 31, 2000 . . . . .      7.73%  $  55,812       0.78%        6.03%            0.78%            6.03%     107.86%
Year Ended
   October 31, 2001 . . . . .     15.43%  $ 124,117       0.79%        5.24%            0.90%            5.13%     159.68%
Year Ended
   October 31, 2002 . . . . .      6.61%  $ 174,637       0.81%        4.52%            0.81%            4.52%      99.42%
Six Months Ended
   April 30, 2003 (Unaudited)  2.75% (e)  $ 180,902  0.81% (f)     4.04% (f)              (d)              (d)      52.43%

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Shares first offered to the public on May 11, 1998. Upon a Trust reorganization on May 11, 1998, the existing shares of the Fund were renamed Class D.
(d)  There  were  no  fee  reductions  in  this  period.
(e)  Not  annualized.  (f)  Annualized.

FINANCIAL  HIGHLIGHTS

GARTMORE  MORLEY  ENHANCED  INCOME  FUND



                                            INVESTMENT  ACTIVITIES                  DISTRIBUTIONS

                                                     NET
                                                   REALIZED
                            NET                      AND                                                  NET
                           ASSET                  UNREALIZED                                             ASSET
                           VALUE,                   GAINS        TOTAL                                  VALUE,
                         BEGINNING      NET        (LOSSES)       FROM         NET                        END      TOTAL
                             OF      INVESTMENT       ON       INVESTMENT  INVESTMENT       TOTAL         OF      RETURN
                           PERIOD      INCOME    INVESTMENTS   ACTIVITIES    INCOME     DISTRIBUTIONS   PERIOD      (A)
CLASS A SHARES
Period Ended
   October 31, 2000 (c)  $    10.00        0.48        (0.10)        0.38       (0.48)          (0.48)  $  9.90  3.86% (d)
Year Ended
   October 31, 2001 . .  $     9.90        0.52        (0.20)        0.32       (0.52)          (0.52)  $  9.70      3.26%
Year Ended
   October 31, 2002 . .  $     9.70        0.41        (0.26)        0.15       (0.41)          (0.41)  $  9.44      1.60%
Six Months Ended
   April 30, 2003
   (Unaudited). . . . .  $     9.44        0.16        (0.02)        0.14       (0.16)          (0.16)  $  9.42  1.53% (d)

                                                      RATIOS  /  SUPPLEMENTAL  DATA

                                                                                 RATIO
                                                                                  OF
                                                                RATIO             NET
                                                                 OF           INVESTMENT
                                                 RATIO        EXPENSES          INCOME
                                                  OF           (PRIOR           (PRIOR
                           NET       RATIO        NET            TO               TO
                          ASSETS      OF      INVESTMENT   REIMBURSEMENTS)  REIMBURSEMENTS)
                            AT     EXPENSES     INCOME           TO               TO
                           END        TO          TO           AVERAGE          AVERAGE
                            OF      AVERAGE     AVERAGE          NET              NET
                          PERIOD      NET         NET          ASSETS           ASSETS       PORTFOLIO
                          (000S)    ASSETS      ASSETS           (B)              (B)         TURNOVER
CLASS A SHARES
Period Ended
   October 31, 2000 (c)  $    368  0.90% (e)    5.90% (e)        2.63% (e)        4.17% (e)       4.42%
Year Ended
   October 31, 2001 . .  $    629      0.90%        5.18%            1.51%            4.57%      46.50%
Year Ended
   October 31, 2002 . .  $  1,691      0.79%        4.28%            0.95%            4.12%      32.97%
Six Months Ended
   April 30, 2003
   (Unaudited). . . . .  $  2,576  0.78% (e)    3.45% (e)        0.90% (e)        3.33% (e)      17.73%

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(d)  Not  annualized.  (e)  Annualized.

[THIS  PAGE  LEFT  BLANK  INTENTIONALLY]

[THIS  PAGE  LEFT  BLANK  INTENTIONALLY]

INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)

- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

-    Semi-Annual  Reports

To obtain a document free of charge, contact us at the address or number listed below.

FOR  ADDITIONAL  INFORMATION  CONTACT:

Gartmore  Funds  P.O.  Box  182205
Columbus,  Ohio  43218-2205  (614)  428-3278  (fax)

FOR  24-HOUR  ACCESS:

1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m.
- 9 p.m. Eastern Time, Monday through Friday. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov
THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:  811-08495

[GRAPHIC OMITED]

Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205

WWW.GARTMOREFUNDS.COM

CORE  ASSET  ALLOCATION  Series


Gartmore  Investor  Destinations  Aggressive  Fund
Gartmore  Investor  Destinations  Moderately  Aggressive  Fund
Gartmore Investor Destinations  Moderate  Fund
Gartmore  Investor  Destinations  Moderately Conservative  Fund
Gartmore  Investor  Destinations  Conservative  Fund


[GRAPHIC OMITED]




WWW.GARTMOREFUNDS.COM

PROSPECTUS

October  1,  2003

As  with  all  mutual  funds,  the  Securities  and  Exchange
Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

[GRAPHIC OMITED]

--------------------------------------------------------------------------------

TABLE OF CONTENTS
FUND SUMMARIES. . . . . . . . . . . . . . . . . . . .           2
Purpose of the Investor Destinations Series
Investment Objective
Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUNDS. . . . . . . . . . . . . . . . .          14
Principal Investment Strategies
Asset Classes and Underlying Investments of the Funds

MANAGEMENT. . . . . . . . . . . . . . . . . . . . . .          18
Investment Adviser

BUYING, SELLING AND EXCHANGING FUND SHARES. . . . . .          19
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares

DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . .          28
Distributions of Income Dividends
Distributions of Capital Gains
Reinvesting Distributions
State and Local Taxes
Selling Fund Shares
Exchanging Fund Shares
Non-U.S. Investors

FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . . .          30

ADDITIONAL INFORMATION. . . . . . . . . . . . . . . .  BACK COVER

                                        1
--------------------------------------------------------------------------------

FUND  SUMMARIES

This Prospectus provides information about the Gartmore Investor Destinations Series (together, the "Funds"), five series offered by Gartmore Mutual Funds. The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 14. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

Each Fund has five different share classes-Class A, Class B, Class C, Class R and Service Class shares. The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-Choosing a Share Class" beginning on page 19.

PURPOSE  OF  THE  INVESTOR  DESTINATIONS  SERIES

Each Fund provides an asset allocation option corresponding to different investment goals. Each Fund will invest primarily in other mutual funds which represent each asset class in its target allocation.

This  Prospectus  includes  information  on  the  following  Funds:
     Gartmore  Investor  Destinations  Aggressive  Fund
     Gartmore  Investor  Destinations  Moderately  Aggressive  Fund
     Gartmore  Investor  Destinations  Moderate  Fund
     Gartmore  Investor  Destinations  Moderately  Conservative  Fund
     Gartmore  Investor  Destinations  Conservative  Fund

The  Funds  are  primarily  designed:

- To help achieve an investor's savings objectives through a predetermined asset allocation program.
- To maximize long-term total returns at an acceptable level of risk through broad diversification among several asset classes.

In selecting a Fund, investors should consider their personal investment objectives, investment time horizons, risk tolerances, and financial circumstances.

                                        2
--------------------------------------------------------------------------------

FUND  SUMMARIES

INVESTMENT  OBJECTIVE

The investment objective of each Fund is to maximize total investment return for a given level of risk. Each Fund will seek this objective through the principal strategies described below.

PRINCIPAL  STRATEGIES

THE INVESTOR DESTINATIONS SERIES ARE DESIGNED TO PROVIDE DIVERSIFICATION ACROSS SEVERAL MAJOR ASSET CLASSES BASED ON YOUR INVESTMENT OBJECTIVE, TIME HORIZON AND RISK TOLERANCE: U.S. STOCKS (LARGE CAP, MID CAP AND SMALL CAP STOCKS), INTERNATIONAL STOCKS, BONDS AND SHORT-TERM INVESTMENTS.
Each Fund in the Investor Destinations Series invests in different combinations of mutual funds (Underlying Funds) and short-term investments as shown below.

The Funds will invest in Underlying Funds which typically invest in stocks, bonds, or other securities with the goal of matching a specific stock or bond index. Each Fund has a target allocation mix of investments among some or all of the six asset classes shown below. The portfolio management team monitors each Fund's holdings and cash flow and will periodicaly adjust a Fund's asset allocation to realign it with its target allocations to maintain broad diversification. However, as a general matter, there will not be large, sudden changes in a Fund's asset allocation.

Set forth below are the six asset classes in which the Funds may invest and the Underlying Funds and short-term investments which the portfolio management team has chosen to represent each asset class.

Asset Class              Primary Underlying Investment
-------------------------------------------------------------------
U.S. STOCKS

   LARGE CAP STOCKS . . NATIONWIDE  S&P 500 INDEX FUND. The
                        Nationwide S&P 500 Index Fund seeks to
                        track the S&P 500 Index, a widely recog-
                        nized index maintained by Standard & Poor's
                        that includes 500 U.S. large-cap stocks.
-------------------------------------------------------------------
   MID CAP STOCKS . .   NATIONWIDE  MID CAP MARKET INDEX FUND.
                        The Nationwide Mid Cap Market Index Fund
                        seeks to track the S&P Mid-Cap 400 Index,
                        which includes 400 common stocks issued
                        by U.S. mid-capitalization companies.
-------------------------------------------------------------------
   SMALL CAP STOCKS. .  NATIONWIDE  SMALL CAP INDEX FUND. The
                        Nationwide Small Cap Index Fund seeks to
                        track the Russell 2000 Index, which includes
                        2000 common stocks issued by smaller U.S.
                        capitalization companies.
-------------------------------------------------------------------
   INTERNATIONAL        NATIONWIDE  INTERNATIONAL INDEX FUND. The
   STOCKS               Nationwide International Index Fund seeks to
                        track the Morgan Stanley Capital
                        International Europe, Australasia and Far
                        East (Capitalization Weighted) Index, which
                        includes stocks of companies located, or
                        whose stocks are traded on exchanges, in
                        European and Pacific Basin countries.
-------------------------------------------------------------------
   BONDS. . . . . . .   NATIONWIDE  BOND INDEX FUND. The
                        Nationwide Bond Index Fund seeks to track
                        the Lehman Brothers U.S. Aggregate Bond
                        Index, which includes a broad-based mix of
                        U.S. dollar-denominated investment-grade
                        bonds.
-------------------------------------------------------------------
   SHORT-TERM           GARTMORE MORLEY ENHANCED INCOME FUND.
   INVESTMENTS          The Gartmore Morley Enhanced Income Fund
                        seeks to provide a high level of current income while preserving capital and minimiz-ing market fluctuations in an investor's account value by investing in high-grade debt securities.

                        GARTMORE MONEY MARKET FUND. The
                        Gartmore Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and mainte-nance of liquidity by investing in money mar-ket obligations.

                        NATIONWIDE CONTRACT. The Nationwide
                        Contract is a non-registered fixed interest contract issued by Nationwide Life Insurance Company and has a stable principal value.

The Funds may also invest in other index funds chosen to complement the Underlying Funds and to further diversify each Fund.

The Underlying Funds and short-term investments in which the Funds invest may be changed at any time based on the portfolio management team's judgement.

Below  are  the  specific  target  allocations  for  each  Fund.

                                        3
--------------------------------------------------------------------------------

FUND  SUMMARIES

GARTMORE  INVESTOR  DESTINATIONS  AGGRESSIVE  FUND  (THE  AGGRESSIVE  FUND)

The Aggressive Fund will pursue its goal of maximizing total investment return primarily by seeking growth of capital. The Aggressive Fund's allocation focuses on stock investments, both U.S. and international. The Aggressive Fund is generally appropriate for aggressive investors comfortable with risk, investors with long time horizons or investors who want to maximize long-term returns and who have a higher tolerance for possible short-term losses. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation mix over longer investment periods.

Asset Classes         Target Allocation Mix
--------------------------------------------
U.S. Stocks. . . . .                     65%
   Large Cap Stocks . .                  40%
   Mid Cap Stocks . . .                  15%
   Small Cap Stocks . .                  10%
International Stocks                     30%
Bonds. . . . . . . .                      5%
TOTAL ALLOCATION . .                    100%

GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND (THE MODERATELY AGGRESSIVE FUND)

The Moderately Aggressive Fund will pursue its goal of maximizing total investment return primarily by seeking growth of capital, but also income. The Moderately Aggressive Fund's allocation is weighted toward stock investments, while including some bonds and short-term investments to reduce volatility. The Moderately Aggressive Fund is generally appropriate for aggressive investors who want to maximize returns over the long-term but who have a tolerance for possible short-term losses or who are looking for some additional diversification. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation mix over longer investment periods.

Asset Classes           Target Allocation Mix
----------------------------------------------
U.S. Stocks. . . . . .                     55%
   Large Cap Stocks . . .                  35%
   Mid Cap Stocks . . . .                  15%
   Small Cap Stocks . . .                   5%
International Stocks .                     25%
Bonds. . . . . . . . .                     15%
Short-Term Investments                      5%
TOTAL ALLOCATION . . .                    100%

GARTMORE  INVESTOR  DESTINATIONS  MODERATE  FUND  (THE  MODERATE  FUND)

The Moderate Fund will pursue its goal of maximizing total investment return by seeking growth of capital and income. The Moderate Fund's allocation is weighted toward stock investments while including a substantial portion in bonds and short-term investments to add income and reduce volatility. The Moderate Fund is generally appropriate for investors who have a lower tolerance for risk than more aggressive investors and are seeking both growth and income, who have a longer time horizon, or who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns. Shorter term allocation may vary from the target allocation; however, the investment strategy should approximate the target allocation over longer investment periods.

Asset Classes           Target Allocation Mix
----------------------------------------------
U.S. Stocks. . . . . .                     45%
   Large Cap Stocks . . .                  30%
   Mid Cap Stocks . . . .                  10%
   Small Cap Stocks . . .                   5%
International Stocks .                     15%
Bonds. . . . . . . . .                     25%
Short-Term Investments                     15%
TOTAL ALLOCATION . . .                    100%

                                        4
--------------------------------------------------------------------------------

FUND  SUMMARIES

GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND (THE MODERATELY CONSERVATIVE FUND)

The Moderately Conservative Fund will pursue its goal of maximizing total investment return by seeking income and, secondarily, long term growth of capital. The Moderately Conservative Fund's allocation is weighted toward bond investments and short-term investments while including substantial stock investments for long term growth. The Moderately Conservative Fund is generally appropriate for investors who have a lower tolerance for risk and whose primary goal is income, who have a shorter time horizon or who are willing to accept some market volatility in exchange for greater potential income and growth. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation mix over longer investment periods.

Asset Classes           Target Allocation Mix
----------------------------------------------
U.S. Stocks. . . . . .                     30%
   Large Cap Stocks. .                     20%
   Mid Cap Stocks. . .                     10%
International Stocks .                     10%
Bonds. . . . . . . . .                     35%
Short-Term Investments                     25%
TOTAL ALLOCATION . . .                    100%

GARTMORE  INVESTOR  DESTINATIONS  CONSERVATIVE  FUND  (THE  CONSERVATIVE  FUND)

The Conservative Fund will pursue its goal of maximizing total investment return by seeking income and, secondarily, long term growth of capital. The Conservative Fund's allocation focuses on bonds and short-term investments while including some stock investments for long-term growth. The Conservative Fund is generally appropriate for investors who have a low tolerance for risk and whose primary goal is income, who have a short time horizon, or who are not willing to accept much risk, but still seek a small amount of growth. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation over longer investment periods.

Asset Classes           Target Allocation Mix
----------------------------------------------
U.S. Stocks. . . . . .                     15%
   Large Cap Stocks. .                     10%
   Mid Cap Stocks. . .                      5%
International Stocks .                      5%
Bonds. . . . . . . . .                     35%
Short-Term Investments                     45%
TOTAL ALLOCATION . . .                    100%

For more information about the Funds' investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

PRINCIPAL  RISKS

Because the value of your investment in a Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio management team's ability to assess economic conditions and investment opportunities.

FUND  RISK

PERFORMANCE RISK. The assets of each Fund are invested in Underlying Funds and short-term investments, which means that the investment performance of each Fund is directly related to the investment performance of these underlying investments held by the Fund. The ability of a Fund to meet its investment objective depends upon the allocation of the Fund's assets among the underlying investments and the ability of an underlying investment to meet its own investment objective. It is possible that an underlying investment will fail to execute its investment strategies effectively. As a result, an underlying investment may not meet its investment objective, which would affect a Fund's investment performance. There can be no assurance that the investment objective of any Fund or any underlying investment will be achieved.

ASSET ALLOCATION RISK. Because the Underlying Funds and short-term investments represent different asset classes, each Fund is subject to different levels and combinations of risk, depending on the particular Fund's asset allocation. As described below, each Fund is subject in varying degrees to stock market risk, bond market risk (primarily interest rate risk and credit risk), selection risk, non-diversified fund risk, the risk of inflation and foreign risk.

RISKS  OF  THE  UNDERLYING  INVESTMENTS

The following are risks applicable to the underlying investments and the corresponding asset classes. The greater a Fund's investment in a particular asset class, the greater the impact to the Fund of the risks related to the class. For example, the Aggressive Fund, the Moderately Aggressive Fund and the Moderate Fund will be more impacted by stock market risk because more of their assets will be invested in U.S. and International stocks while the Moderately Conservative Fund and the Conservative Fund will be more impacted by credit risk and interest rate risk because more of their assets will be invested in debt securities.

                                        5
--------------------------------------------------------------------------------

FUND  SUMMARIES

GENERAL  RISKS

SELECTION RISK (ALL ASSET CLASSES). Selection risk is the risk that an index fund's investments, which may not fully replicate the index, may perform differently from securities in the index.

NON-DIVERSIFIED FUND RISK (ALL ASSET CLASSES EXCEPT SHORT-TERM INVESTMENTS). Generally, index funds are non-diversified funds which means that each may invest more of its assets in fewer companies than if it were a diversified fund. By concentrating more assets in a smaller number of investments, an Underlying Fund's risk is increased because some investments have a greater effect on the Underlying Fund's performance. This helps the Underlying Fund's performance when its investments are successful, but also hurts the Underlying Fund's performance when its investments are unsuccessful.

RISKS  OF  U.S.  STOCKS  AND  INTERNATIONAL  STOCKS

STOCK  MARKET  RISK  (U.S.  STOCKS  AND  INTERNATIONAL  STOCKS).
Stock market risk is the risk that a Fund could lose value if the individual stocks in which the Underlying Funds have invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MID AND SMALL CAP RISK (MID CAP STOCKS AND SMALL CAP STOCKS). To the extent an Underlying Fund invests in securities of medium sized and small capitalization companies, such Underlying Funds' investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size and small companies are usually less stable in price and less liquid than the stocks of larger companies.

FOREIGN RISK (INTERNATIONAL STOCKS). To the extent an Underlying Fund invests in foreign securities, its investments involve risks in addition to those of U.S. investments. To the extent that an underlying Fund invest in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets. These risks involve political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

RISKS  OF  BONDS

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by an Underlying Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes.
Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Securities in which an Underlying Fund or short-term investment will invest, will generally be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

                                        6
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FUND  SUMMARIES

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

RISKS  OF  SHORT-TERM  INVESTMENTS.

The risks that apply to bonds, as described above, also apply to a Fund's short-term investments, but to a lesser degree. This is because a Fund's short-term investments are investing in investments that have shorter maturities and that are often of higher quality than those of the bonds.

PERFORMANCE

The following bar charts and tables show two aspects of the Funds: volatility and performance. The bar charts shows the volatility - or variability - of the Funds' annual total returns over time, and shows that the Funds' performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The tables show the Funds' average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of broad-based securities indices. The bar charts and tables provide some indication of the risks of investing in each Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                        7
--------------------------------------------------------------------------------

FUND  SUMMARIES

ANNUAL  RETURNS  -  AGGRESSIVE  FUND  CLASS  A SHARES
(YEARS ENDED DECEMBER 31)

2001         -11.42%
2002         -18.37%

Best  quarter:     10.64%  4th  qtr.  of  2001
Worst  quarter:   -17.89%  3rd  qtr.  Of  2002


ANNUAL  RETURNS  -  MODERATELY  AGGRESSIVE  FUND  CLASS  A
SHARES1 (YEARS ENDED DECEMBER  31)

2001         -8.69%
2002         -14.37%


Best  quarter:     8.82%  4th  qtr. of 2001
Worst quarter:   -14.39%  3rd  qtr. of 2002

ANNUAL  RETURNS  -  MODERATE  FUND  CLASS  A  SHARES1
(YEARS ENDED DECEMBER 31)

2001         -4.89%
2002         -9.47%


Best  quarter:     6.77%  4th  qtr. of 2001
Worst quarter:   -10.24%  3rd  qtr. of 2002

ANNUAL  RETURNS  -  MODERATELY  CONSERVATIVE  FUND  CLASS A
SHARES1 (YEARS ENDED DECEMBER  31)

2001         -1.23%
2002         -4.20%

Best quarter:     4.56%  4th qtr. of 2001
Worst quarter:   -5.83%  3rd qtr. of 2002

ANNUAL  RETURNS  -  CONSERVATIVE  FUND CLASS A SHARES1
(YEARS ENDED DECEMBER 31)

2001          2.20%
2002          0.55%

Best quarter:     2.59%  4th qtr. of 2002
Worst quarter:   -2.09%  3rd qtr. of 2002

1 These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE  ANNUAL  RETURNS1  -  AGGRESSIVE  FUND  -
AS  OF  DECEMBER  31,  2002

                                                  One       Since
                                                 year    Inception 2
---------------------------------------------------------------------
Class A shares - Before Taxes. . . . . . . . .  -23.04%       -16.12%
Class A shares - After Taxes on Distributions.  -23.39%       -16.41%
Class A shares - After Taxes on Distributions
and Sale of Shares3. . . . . . . . . . . . . .  -14.13%       -12.58%
Class B shares - Before Taxes. . . . . . . . .  -23.00%       -15.82%
Class C shares - Before Taxes4 . . . . . . . .  -20.57%       -15.19%
Class R shares - Before Taxes17                 -18.97%       -14.89%
Service Class shares - Before Taxes. . . . . .  -18.40%       -14.28%
Aggressive Fund Composite Index5,16. . . . . .  -18.62%       -15.72%
LB U.S. Aggregate Bond Index10,16. . . . . . .   10.27%        10.19%
MSCI EAFE Index11,16 . . . . . . . . . . . . .  -15.66%       -18.38%
S&P 500 Index12,16 . . . . . . . . . . . . . .  -22.10%       -16.46%
S&P Mid Cap 400 Index`13,16. . . . . . . . . .  -14.51%        -4.30%
Russell 2000 Index14,16. . . . . . . . . . . .  -20.48%       -10.46%

                                        8
--------------------------------------------------------------------------------

FUND  SUMMARIES

AVERAGE  ANNUAL  RETURNS1  -  MODERATELY  AGGRESSIVE  FUND  -
AS  OF  DECEMBER  31,  2002


                                                   One       Since
                                                  year    Inception 2
----------------------------------------------------------------------
Class A shares - Before Taxes . . . . . . . . .  -19.28%       -12.63%
Class A shares - After Taxes on Distributions .  -19.78%       -13.05%
Class A shares - After Taxes on Distributions
and Sale of Shares3 . . . . . . . . . . . . . .  -11.83%       -10.02%
Class B shares - Before Taxes . . . . . . . . .  -19.22%       -12.31%
Class C shares - Before Taxes4. . . . . . . . .  -16.55%       -11.63%
Class R shares - Before Taxes17                  -15.02%       -11.35%
Service Class shares - Before Taxes . . . . . .  -14.43%       -10.73%
Moderately Aggressive Fund Composite Index6,16.  -14.35%       -11.85%
LB U.S. Aggregate Bond Index10,16 . . . . . . .   10.27%        10.19%
MSCI EAFE Index11,16. . . . . . . . . . . . . .  -15.66%       -18.38%
S&P 500 Index12,16. . . . . . . . . . . . . . .  -22.10%       -16.46%
S&P Mid Cap 400 Index`13,16 . . . . . . . . . .  -14.51%        -4.30%
Russell 2000 Index14,16 . . . . . . . . . . . .  -20.48%       -10.46%
Salomon Brothers 3-Month T Bill Index15,16. . .    1.70%         3.76%


AVERAGE  ANNUAL  RETURNS1  -  MODERATE  FUND  -
AS  OF  DECEMBER  31,  2002

                                                  One       Since
                                                 year    Inception 2
---------------------------------------------------------------------
Class A shares - Before Taxes. . . . . . . . .  -14.69%        -8.22%
Class A shares - After Taxes on Distributions.  -15.42%        -8.88%
Class A shares - After Taxes on Distributions
and Sale of Shares3. . . . . . . . . . . . . .   -9.01%        -6.77%
Class B shares - Before Taxes. . . . . . . . .  -14.65%        -7.86%
Class C shares - Before Taxes4 . . . . . . . .  -12.04%        -7.22%
Class R shares - Before Taxes17                 -10.23%        -6.87%
Service Class shares - Before Taxes. . . . . .   -9.55%        -6.19%
Moderate Fund Composite Index7,16. . . . . . .   -8.73%        -6.48%
LB U.S. Aggregate Bond Index10,16. . . . . . .   10.27%        10.19%
MSCI EAFE Index11,16 . . . . . . . . . . . . .  -15.66%       -18.38%
S&P 500 Index12,16 . . . . . . . . . . . . . .  -22.10%       -16.46%
S&P Mid Cap 400 Index`13,16. . . . . . . . . .  -14.51%        -4.30%
Russell 2000 Index14,16. . . . . . . . . . . .  -20.48%       -10.46%
Salomon Brothers 3-Month T Bill Index15,16 . .    1.70%         3.76%


AVERAGE  ANNUAL  RETURNS1  -  MODERATELY  CONSERVATIVE  FUND  -
AS  OF  DECEMBER  31,  2002

                                                     One       Since
                                                    year    Inception 2
----------------------------------------------------------------------
Class A shares - Before Taxes . . . . . . . . . .   -9.69%        -4.14%
Class A shares - After Taxes on Distributions . .  -10.66%        -5.20%
Class A shares - After Taxes on Distributions
and Sale of Shares3 . . . . . . . . . . . . . . .   -5.95%        -3.78%
Class B shares - Before Taxes . . . . . . . . . .   -9.42%        -3.65%
Class C shares - Before Taxes4. . . . . . . . . .   -6.55%        -2.98%
Class R shares - Before Taxes17                     -4.76%        -2.65%
Service Class shares - Before Taxes . . . . . . .   -4.24%        -2.01%
Moderately Conservative Fund Composite Index8,16.   -2.58%        -1.06%
LB U.S. Aggregate Bond Index10,16 . . . . . . . .   10.27%        10.19%
MSCI EAFE Index11,16. . . . . . . . . . . . . . .  -15.66%       -18.38%
S&P 500 Index12,16. . . . . . . . . . . . . . . .  -22.10%       -16.46%
S&P Mid Cap 400 Index`13,16 . . . . . . . . . . .  -14.51%        -4.30%
Salomon Brothers 3-Month T Bill Index15,16. . . .    1.70%         3.76%

AVERAGE  ANNUAL  RETURNS1  -  CONSERVATIVE  FUND  -
AS  OF  DECEMBER  31,  2002

                                                  One       Since
                                                 year    Inception 2
---------------------------------------------------------------------
Class A shares - Before Taxes. . . . . . . . .   -5.26%        -0.44%
Class A shares - After Taxes on Distributions.   -6.43%        -1.77%
Class A shares - After Taxes on Distributions
and Sale of Shares3. . . . . . . . . . . . . .   -3.24%        -1.01%
Class B shares - Before Taxes. . . . . . . . .   -5.00%         0.04%
Class C shares - Before Taxes4 . . . . . . . .   -2.15%         0.69%
Class R shares - Before Taxes17                  -0.13%         1.07%
Service Class shares- Before Taxes . . . . . .    0.52%         1.76%
Conservative Fund Composite Index9,16. . . . .    3.76%         4.50%
LB U.S. Aggregate Bond Index10,16. . . . . . .   10.27%        10.19%
MSCI EAFE Index11,16 . . . . . . . . . . . . .  -15.66%       -18.38%
S&P 500 Index12,16 . . . . . . . . . . . . . .  -22.10%       -16.46%
S&P Mid Cap 400 Index`13,16. . . . . . . . . .  -14.51%        -4.30%
Salomon Brothers 3-Month T Bill Index15,16 . .    1.70%         3.76%

-----------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.

2    The  Fund  began  operations  on  March  31,  2000.

3 The performance for "Class A shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.

4 These returns through March 1, 2001 are based on the performance of the Fund's Class B shares, which were achieved prior to the creation of Class C shares. Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after any fee waivers or reimbursements. For Class C shares, these returns have been restated for the applicable sales charges.

5 The Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Aggressive Fund Composite Index is a combination of the S&P 500 Index (40%), the MSCI EAFE Index (30%), the S&P Mid Cap 400 Index (15%), the Russell 2000 Index (10%) and the LB U.S. Aggregate Bond Index (5%).

6 The Moderately Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Moderately Aggressive Fund Composite Index is a combination of the S&P 500 Index (35%), the MSCI EAFE Index (25%), the S&P Mid Cap 400 Index (15%), the LB U.S. Aggregate
     Bond Index (15%), the Russell 2000 Index (5%) and the Salomon Brothers 3-Month T Bill Index (5%).

7 The Moderate Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Moderate Fund Composite Index is a combination of the S&P 500 Index (30%), the LB U.S. Aggregate Bond Index (25%), the MSCI EAFE Index (15%), the Salomon Brothers 3-Month T Bill Index (15%), the S&P Mid Cap 400 Index (10%) and the Russell 2000 Index (5%).

8 The Moderately Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Moderately Conservative Fund Composite Index is a combination of the LB U.S. Aggregate Bond Index (35%), the Salomon Brothers 3-Month T Bill Index (25%), the S&P 500 Index (20%), the S&P Mid Cap 400 Index (10%) and the MSCI EAFE Index (10%).

9 The Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Conservative Composite Index is a combination of the the Salomon Brothers 3-Month T Bill Index (45%), the LB U.S. Aggressive Bond Index (35%), the S&P 500 Index (10%), the S&P Mid Cap 400 Index (5%) and the MSCI EAFE Index (5%).

10 The LB U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment grade fixed-rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more.

                                        9
--------------------------------------------------------------------------------

FUND  SUMMARIES

11 The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada.

12 The S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 stocks designed to represent all major U.S. industries and the performance of the broad U.S. economy.

13 The S&P Mid Cap 400 Index is an unmanaged index that measures the performance of mid-sized U.S. companies.

14 The Russell 2000 Index is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

15 The Salomon Brothers 3-Month T Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).

16 These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.

17 These returns through December 31, 2002 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of the Class R shares. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.

FEES  AND  EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

FEE  TABLE  -  CLASS  A  SHARES

Shareholder Fees1                         Moderately               Moderately
(fees paid directly from     Aggressive   Aggressive   Moderate   Conservative   Conservative
your investment)                Fund         Fund        Fund         Fund           Fund
---------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)2 . . . .        5.75%        5.75%      5.75%          5.75%          5.75%
---------------------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a
percentage of offering
or sale price, whichever
is less)3 . . . . . . . . .        None         None       None           None           None
---------------------------------------------------------------------------------------------
Annual Fund Operating
Expense (expenses that                    Moderately              Moderately
Are deducted from . . . . .  Aggressive   Aggressive   Moderate   Conservative   Conservative
Fund assets). . . . . . . .  Fund         Fund         Fund       Fund           Fund
---------------------------------------------------------------------------------------------
Management Fees . . . . . .        0.13%        0.13%      0.13%          0.13%          0.13%
---------------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees. . . .        0.25%        0.25%      0.25%          0.25%          0.25%
---------------------------------------------------------------------------------------------
Other Expenses4 . . . . . .        0.10%        0.09%      0.09%          0.11%          0.14%
---------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES5 . . . .        0.48%        0.47%      0.47%          0.49%          0.52%

-----------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A and Class C Front-end Sales Charges" beginning on page 21.

3 A contingent deferred sales charge ("CDSC") of up to 0.15% may be imposed on certain redemptions of Class A shares purchased without sales charges and for which a finder's fee was paid, and "Buying, Selling and Exchanging Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares, and see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 21.

4 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

5 Gartmore Mutual Fund Capital Trust, the Funds' investment adviser ("GMF") and the Funds have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) to 0.71% for the Class A shares of each Fund at least through February 29, 2004. The Funds are authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations noted above. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

FEE  TABLE  -  CLASS  B  SHARES


Shareholder Fees1                         Moderately               Moderately
(fees paid directly from     Aggressive   Aggressive   Moderate   Conservative   Conservative
your investment)                Fund         Fund        Fund         Fund           Fund
----------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price). . . . .        None         None       None           None           None
----------------------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a
percentage of offering
or sale price, whichever
is less)2 . . . . . . . . .        5.00%        5.00%      5.00%          5.00%          5.00%
----------------------------------------------------------------------------------------------
Annual Fund Operating
Expense (expenses that                    Moderately              Moderately
Are deducted from . . . . .  Aggressive   Aggressive   Moderate   Conservative   Conservative
Fund assets). . . . . . . .  Fund         Fund         Fund       Fund           Fund
----------------------------------------------------------------------------------------------
Management Fees . . . . . .        0.13%        0.13%      0.13%          0.13%          0.13%
----------------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees. . . .        1.00%        1.00%      1.00%          1.00%          1.00%
----------------------------------------------------------------------------------------------
Other Expenses3 . . . . . .        0.10%        0.09%      0.09%          0.11%          0.14%
----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES4 . . . .        1.23%        1.22%      1.22%          1.24%          1.27%

--------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

                                       10
--------------------------------------------------------------------------------

FUND  SUMMARIES

2 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class C shares" beginning on page 24.

3 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

4 GMF and the Funds have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) to 1.31% at least through February 29, 2004. The Funds are authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations noted above. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

FEE  TABLE  -  CLASS  C  SHARES

Shareholder Fees1                         Moderately               Moderately
(fees paid directly from     Aggressive   Aggressive   Moderate   Conservative   Conservative
your investment)                Fund         Fund        Fund         Fund           Fund
---------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price). . . . .        1.00%        1.00%      1.00%          1.00%          1.00%
---------------------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a
percentage of offering
or sale price, whichever
is less)2 . . . . . . . . .        1.00%        1.00%      1.00%          1.00%          1.00%
---------------------------------------------------------------------------------------------
Annual Fund Operating
Expense (expenses that                    Moderately              Moderately
Are deducted from . . . . .  Aggressive   Aggressive   Moderate   Conservative   Conservative
Fund assets). . . . . . . .  Fund         Fund         Fund       Fund           Fund
---------------------------------------------------------------------------------------------
Management Fees . . . . . .        0.13%        0.13%      0.13%          0.13%          0.13%
---------------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees. . . .        1.00%        1.00%      1.00%          1.00%          1.00%
---------------------------------------------------------------------------------------------
Other Expenses3 . . . . . .        0.10%        0.09%      0.09%          0.11%          0.14%
---------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES4 . . . .        1.23%        1.22%      1.22%          1.24%          1.27%

-------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

2 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 24.

3 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.

4 GMF and the Funds have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) to 1.31% at least through February 29, 2004. The Funds are authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations noted above. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

FEE  TABLE  -  SERVICE  CLASS  SHARES


Shareholder Fees1                       Moderately               Moderately
(fees paid directly from   Aggressive   Aggressive   Moderate   Conservative   Conservative
your investment)              Fund         Fund        Fund         Fund           Fund
-------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage of offering
price). . . . . . . . . .       None         None     None       None           None
-------------------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a
percentage of offering
or sale price, whichever
is less . . . . . . . . .       None         None     None       None           None
-------------------------------------------------------------------------------------------
Annual Fund Operating
Expense (expenses that                  Moderately              Moderately
Are deducted from . . . .  Aggressive   Aggressive   Moderate   Conservative   Conservative
Fund assets). . . . . . .  Fund         Fund         Fund       Fund           Fund
-------------------------------------------------------------------------------------------
Management Fees . . . . .        0.13%        0.13%      0.13%          0.13%          0.13%
-------------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees. . .        0.25%        0.25%      0.25%          0.25%          0.25%
-------------------------------------------------------------------------------------------
Other Expenses2 . . . . .        0.25%        0.24%      0.24%          0.26%          0.29%
-------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . .        0.63%        0.62%      0.62%          0.64%          0.67%
-------------------------------------------------------------------------------------------
Amount of Fee Waivers/
Expense Reimbursements. .        0.02%        0.01%      0.01%          0.02%          0.06%
-------------------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/
REIMBURSEMENTS)3. . . . .        0.61%        0.61%      0.61%          0.61%          0.61%

-----------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

3 GMF and the Funds have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) to 0.61% for the Service Class shares of each Fund at least through February 29, 2004. The Funds are authorized to reimburse GMF for management fees previously waived

                                       11
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FUND  SUMMARIES

 and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations noted above. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

FEE  TABLE  -  CLASS  R  SHARES

Shareholder Fees1                       Moderately               Moderately
(fees paid directly from   Aggressive   Aggressive   Moderate   Conservative   Conservative
your investment)              Fund         Fund        Fund         Fund           Fund
-------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage of offering
price). . . . . . . . . .        None         None       None          None           None
-------------------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a
percentage of offering
or sale price, whichever
is less . . . . . . . . .        None         None       None           None           None
-------------------------------------------------------------------------------------------
Annual Fund Operating
Expense (expenses that                  Moderately              Moderately
Are deducted from . . . .  Aggressive   Aggressive   Moderate   Conservative   Conservative
Fund assets). . . . . . .  Fund         Fund         Fund       Fund           Fund
-------------------------------------------------------------------------------------------
Management Fees . . . . .        0.13%        0.13%      0.13%          0.13%          0.13%
-------------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees. . .        0.50%        0.50%      0.50%          0.50%          0.50%
-------------------------------------------------------------------------------------------
Other Expenses2 . . . . .        0.53%        0.56%      0.44%          0.56%          0.59%
-------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . .        1.16%        1.19%      1.07%          1.21%          1.22%
-------------------------------------------------------------------------------------------
Amount of Fee Waivers/
Expense Reimbursements. .        0.35%        0.38%      0.26%          0.40%          0.41%
-------------------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/
REIMBURSEMENTS)3. . . . .        0.81%        0.81%      0.81%          0.81%          0.81%

-------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

3 GMF and the Trust have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) to 0.81% for the Class R shares of the Funds at least through September 30, 2004. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations noted above. The Trust's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of a Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------
Aggressive Fund
Class A Shares . . . . . . .  $  6211  $    720  $    828  $   1,144
Class B Shares . . . . . . .  $   625  $    690  $    876  $   1,181
Class C Shares . . . . . . .  $   327  $    486  $    769  $   1,574
Class R Shares . . . . . . .  $    83  $    334  $    605  $   1,378
Service Class Shares . . . .  $    62  $    200  $    349  $     784
--------------------------------------------------------------------
Moderately Aggressive Fund
Class A Shares . . . . . . .  $  6201  $    717  $    823  $   1,132
Class B Shares . . . . . . .  $   624  $    687  $    870  $   1,170
Class C Shares . . . . . . .  $   326  $    483  $    764  $   1,563
Class R Shares . . . . . . .  $    83  $    340  $    618  $   1,409
Service Class Shares . . . .  $    62  $    198  $    345  $     773
--------------------------------------------------------------------
Moderate Fund
Class A Shares . . . . . . .  $  6201  $    717  $    823  $   1,132
Class B Shares . . . . . . .  $   624  $    687  $    870  $   1,170
Class C Shares . . . . . . .  $   326  $    483  $    764  $   1,563
Class R Shares . . . . . . .  $    83  $    315  $    565  $   1,282
Service Class Shares . . . .  $    62  $    198  $    345  $     773
--------------------------------------------------------------------
Moderately Conservative Fund
Class A Shares . . . . . . .  $  6221  $    723  $    833  $   1,156
Class B Shares . . . . . . .  $   626  $    693  $    881  $   1,193
Class C Shares . . . . . . .  $   328  $    489  $    774  $   1,585
Class R Shares . . . . . . .  $    83  $    344  $    626  $   1,431
Service Class Shares . . . .  $    62  $    202  $    354  $     796
--------------------------------------------------------------------
Conservative Fund
Class A Shares . . . . . . .  $  6251  $    732  $    849  $   1,190
Class B Shares . . . . . . .  $   629  $    703  $    897  $   1,228
Class C Shares . . . . . . .  $   331  $    499  $    790  $   1,619
Class R Shares . . . . . . .  $    83  $    347  $    631  $   1,441
Service Class Shares . . . .  $    62  $    208  $    367  $     829

                                       12
--------------------------------------------------------------------------------

FUND  SUMMARIES

You would pay the following expenses on the same investment if you did not sell your shares:2

                              1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------
Aggressive Fund
Class B Shares . . . . . . .  $   125  $    390  $    676  $   1,181
Class C Shares . . . . . . .  $   224  $    486  $    769  $   1,574
-------------------------------------------------------------------
Moderately Aggressive Fund
Class B Shares . . . . . . .  $   124  $    387  $    670  $   1,170
Class C Shares . . . . . . .  $   223  $    483  $    764  $   1,563
Moderate Fund
Class B Shares . . . . . . .  $   124  $    387  $    670  $   1,170
Class C Shares . . . . . . .  $   223  $    483  $    764  $   1,563
-------------------------------------------------------------------
Moderately Conservative Fund
Class B Shares . . . . . . .  $   126  $    393  $    681  $   1,193
Class C Shares . . . . . . .  $   225  $    489  $    774  $   1,585
-------------------------------------------------------------------
Conservative Fund
Class B Shares . . . . . . .  $   129  $    403  $    697  $   1,228
Class C Shares . . . . . . .  $   228  $    499  $    790  $   1,619

---------------
1    Assumes  a  CDSC  will  not  apply.

2 Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R and Service Class shares do not change whether or not you sell your shares.

INDIRECT  EXPENSES  PAID  BY  THE  FUNDS

Because the Funds invest primarily in Underlying Funds, they will be shareholders of those funds and will indirectly bear a proportionate share of the applicable expenses of the Underlying Funds (including management fees). These Underlying Fund fees are in addition to the fees and expenses described in the Funds' fee tables above.Depending on which Underlying Funds are held by a Fund and in what proportion, the fees will vary over time. However, in order to give you an idea of what these fees might be, we have calculated an average expense ratio for each Fund, based on the expense ratios after fee waivers and reimbursements of the Underlying Funds for their most recent fiscal year and each Fund's target allocation as described above. Based on these hypothetical calculations, the combined average expense ratio for the Underlying Funds that is borne indirectly by each of the Funds would have been the following:

Aggressive Fund               0.29%
-----------------------------------
Moderately Aggressive Fund .  0.29%
Moderate Fund. . . . . . . .  0.28%
Moderately Conservative Fund  0.28%
Conservative Fund. . . . . .  0.28%

Expenses will differ depending on how the Funds allocate assets among the Underlying Funds.

                                       13
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MORE  ABOUT  THE  FUNDS

PRINCIPAL  INVESTMENT  STRATEGIES

The Investor Destinations Series are designed to provide diversification across major asset classes through investments in the Underlying Funds and other investments as described in the Fund Summaries.

Set forth below is each Fund's target allocation for its underlying investments. Actual allocation may vary over short periods; however, the strategy should generally approximate the target allocation.

                                         Moderately               Moderately
Underlying                  Aggressive   Aggressive   Moderate   Conservative   Conservative
Investments                    Fund         Fund        Fund         Fund           Fund
--------------------------------------------------------------------------------------------
U.S. STOCKS:
Nationwide S&P 500 Index .          40%          35%        30%            20%            10%
Nationwide Mid Cap
Market Index Fund. . . . .          15%          15%        10%            10%             5%
Nationwide Small Cap
Index Fund . . . . . . . .          10%           5%         5%             0%             0%
INTERNATIONAL STOCKS:
Nationwide International
Index Fund . . . . . . . .          30%          25%        15%            10%             5%

BONDS:
Nationwide Bond
Index Fund . . . . . . . .           5%          15%        25%            35%            35%

SHORT-TERM INVESTMENTS:
Gartmore Morley Enhanced
Income Fund. . . . . . . .           0%         2.5%       7.5%          12.5%          22.5%
Gartmore Money Market Fund           0%           0%         0%             0%             0%
Nationwide Contract. . . .           0%         2.5%       7.5%          12.5%          22.5%
TOTAL ALLOCATION . . . . .         100%         100%       100%           100%           100%

ASSET  CLASSES  AND  UNDERLYING  INVESTMENTS  OF  THE  FUNDS

The asset classes present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. A Fund will be impacted by these risks depending on the extent to which it invests in an asset class. Please refer to "Risks of the Underlying Investments" on page 5, for a discussion of some of these risks. Additional information about the asset classes, investment strategies and the risks of the Funds, as well as the investment techniques of the Underlying Funds, is included above and in the Statement of Additional Information (SAI). To obtain a copy of the SAI, see the back cover of the prospectus.

An investor generally could invest in an Underlying Fund directly. Because an investor is investing indirectly through the Investor Destinations Series, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees) as well as the expenses of the Fund. The Underlying Funds, Gartmore Money Market Fund and Gartmore Morley Enhanced Income Fund will not charge any sales load when selling shares to the Funds. There is also no sales charge on the Nationwide Contract.

The following is a description of the underlying investments for each asset class. Each Fund may invest in these underlying investments as provided in its target allocation mix.

                                       14
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MORE  ABOUT  THE  FUNDS

U.S.  STOCKS  -  LARGE  CAP  STOCKS

The  Funds  will  invest in the NATIONWIDE S&P 500 INDEX FUND (THE S&P 500 INDEX
FUND). The S&P 500 Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor's 500 Composite Stock Price Index1. The S&P 500 is a market-weighted index composed of 500 selected common stocks chosen by Standard & Poor's (S&P) based on a number of factors including industry group representation, market value, economic sector and operating/financial condition.

The S&P 500 Index Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. Under normal conditions, the S&P 500 Index Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500 and in derivative instruments linked to the S&P 500.

The S&P 500 Index Fund invests in a statistically selected sample of stocks included in the S&P 500 and in derivative instruments linked to the S&P 500. The Fund does not necessarily invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. Because the S&P 500 Fund seeks to invest in assets whose performance matches the performance of the S&P 500, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The S&P 500 Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole. The S&P 500 Fund may also engage in securities lending.

The Funds may also invest in other large cap index funds which seek to match the performance of the S&P 500.

--------------
1 "Standard & Poor's", "S&P", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the trademark licenses, see the SAI.

U.S.  STOCKS  -  MID  CAP  STOCKS

The Funds may invest in the NATIONWIDE MID CAP MARKET INDEX FUND (THE MID CAP MARKET INDEX FUND). The Mid Cap Market Index Fund seeks to match the performance of the Standard & Poor's Mid Cap 400 Index (S&P 400) as closely as possible before the deduction of Fund expenses. The S&P 400 is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses. The S&P 400 is a market-weighted index and is generally considered broadly representative of the performance of publicly traded U.S. mid-capitalization stocks.

The Mid Cap Market Index Fund invests in the common stocks in the S&P 400 in roughly the same proportions as their weightings in the S&P 400 and in derivative instruments linked to the S&P 400. The Mid Cap Market Index Fund does not necessarily invest in all of the common stocks in the S&P 400, or in the same weightings as in the S&P 400. At those times, the Mid Cap Market Index Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 400 as a whole. Because the Mid Cap Market Index Fund seeks to invest in assets whose performance matches the performance of the S&P 400, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Mid Cap Market Index Fund may also engage in securities lending.

The Funds may also invest in other mid cap index funds which seek to match the performance of the S&P 400.

                                       15
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MORE  ABOUT  THE  FUNDS

U.S.  STOCKS  -  SMALL  CAP  STOCKS

The Funds may invest in the NATIONWIDE SMALL CAP INDEX FUND (THE SMALL CAP INDEX
FUND). The Small Cap Index Fund seeks to match the performance of the Russell 2000 Index (Russell 2000) as closely as possible before the deduction of Fund expenses. The Russell 2000 is a market-weighted index composed of approximately 2,000 common stocks issued by smaller-capitalization U.S. companies in a wide range of businesses. The Small Cap Index Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Small Cap Index Fund does not necessarily invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Small Cap Index Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. Because the Small Cap Index Fund seeks to invest in assets whose performance matches the performance of the Russell 2000, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Small Cap Index Fund may also engage in securities lending.

The Funds may also invest in other small cap index funds which seek to match the performance of the Russell 2000.

INTERNATIONAL  STOCKS

The Funds may invest in the NATIONWIDE INTERNATIONAL INDEX FUND (THE INTERNATIONAL INDEX FUND). The International Index Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (EAFE Index) as closely as possible before the deduction of Fund expenses. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE index are selected from among the larger capitalization companies in these markets. The weighting of the EAFE index is based on the market capitalization of each of the countries in the index.

The International Index Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The International Index Fund does not necessarily invest in all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The International Index Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole. Because the International Fund seeks to invest in assets whose performance matches the performance of the EAFE Index, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The
International  Index  Fund  may  also  engage  in  securities  lending.

The Funds may also invest in other international index funds which seek to match the performance of the EAFE Index.

BONDS

The Funds may invest in the NATIONWIDE BOND INDEX FUND (BOND INDEX FUND). The Bond Index Fund seeks to match the performance of the Lehman Brothers U.S. Aggregate Bond Index (Aggregate Bond Index) as closely as possible before the deduction of Bond Index Fund expenses. The Aggregate Bond Index is composed primarily of dollar-denominated investment grade bonds of different types.

The Bond Index Fund invests in a statistically selected sample of bonds that are included in or correlated with the Aggregate Bond Index, and in derivative instruments linked to the Aggregate Bond Index. The Bond Index Fund does not necessarily invest in all of the bonds in the Aggregate Bond Index, or in the same weightings as in the Aggregate Bond Index. The Bond Index Fund may invest in bonds not included in the index, but which are selected to reflect characteristics such as maturity, duration, or credit quality similar to bonds in the index. This may result in different levels of interest rate, credit or prepayment risks from the levels of risks in the Aggregate Bond Index. The Aggregate Bond Index is composed of a variety of dollar-denominated investment grade bonds, including bonds issued by the U.S. government and foreign governments and their agencies, and bonds issued by the U.S. or foreign companies, among others. Because the Bond Index Fund seeks to invest in assets whose performance matches the performance of the Aggregate Bond Index, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Bond Index Fund may also engage in securities lending.

The Funds may also invest in other bond index funds which seek to match the performance of the Aggregate Bond Index.

                                       16
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MORE  ABOUT  THE  FUNDS

SHORT-TERM  INVESTMENTS

EACH FUND (OTHER THAN THE AGGRESSIVE FUND) MAY INVEST IN THE FOLLOWING SHORT-TERM INVESTMENTS:

GARTMORE MORLEY ENHANCED INCOME FUND (ENHANCED INCOME FUND). The Enhanced Income Fund seeks to provide a high level of current income while preserving capital and minimizing market fluctuations in an investor's account value. To achieve its objective, under normal market conditions, the Enhanced Income Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Enhanced Income Fund also purchases mortgage-backed and asset-backed securities. The debt securities in which the Enhanced Income Fund invests pay interest on either a fixed-rate or variable-rate basis. The Enhanced Income Fund will be managed so that its duration will not exceed two years. The Enhanced Income Fund may also enter into futures or options contracts solely for the purpose of adjusting the duration of the Fund to minimize fluctuation of the Fund's market value.

When selecting securities for the Fund, the Enhanced Income Fund's portfolio managers will consider expected changes in interest rates and in the price relationships among various types of securities. They will attempt to identify and purchase securities offering the best combination of yield, maturity and relative price performance. The Enhanced Income Fund's portfolio managers may elect to sell securities in order to buy others which they believe will better serve the objectives of the Fund. A security may also be sold to take advantage of more favorable opportunities.

The Enhanced Income Fund's portfolio managers expect that careful selection of securities, relatively short portfolio duration, and the use of derivatives to hedge will enable the Enhanced Income Fund to meet its investment objective of limited fluctuation of the Enhanced Income Fund's net asset value, although there can be no guarantee that the Fund will meet its objectives.

GARTMORE MONEY MARKET FUND. The Gartmore Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. It seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less. These money market obligations will primarily include commercial paper and other debt obligations issued by U.S. and foreign corporations, asset-backed commercial paper, U.S. government and agency bonds, bills and notes, the obligations of foreign governments, commercial paper issued by states and municipalities and the obligations of U.S. banks, foreign banks and U.S. branches of foreign banks. All of the money market obligations must be denominated in U.S. dollars and are rated in one of the two highest short-term categories by any nationally recognized statistical rating organization or, if unrated, are of comparable quality. The Fund may invest in floating-and adjustable-rate obligations and may enter into repurchase agreements. Typically, the Fund's dollar-weighted average maturity will be 90 days or less.

The Gartmore Money Market Fund invests in securities which its portfolio manager believes to have the best return potential. Because the Gartmore Money Market Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs to maintain target allocations and to take advantage of more favorable opportunities.

THE NATIONWIDE CONTRACT. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide). This contract has a stable principal value and will pay each Fund holding a contract a fixed rate of interest. The fixed interest rate must be at least 3.50% per annum, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because of the guaranteed nature of the contract, the Funds holding a contract will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

TEMPORARY  INVESTMENTS

Generally each of the Underlying Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if an Underlying Fund's adviser or sub-adviser believes that business, economic, political or financial conditions warrant, an Underlying Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Underlying Fund may invest directly; and (5) subject to to regulatory limits, shares of other investment companies that invest in securities in which the Underlying Fund may invest. Should this occur, an Underlying Fund will not be pursuing its investment objective and may miss potential market upswings.

                                       17
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MANAGEMENT

INVESTMENT  ADVISER

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Funds. GMF was organized in 1999 and advises mutual funds. As of June 30, 2003, GMF and its U.S. affiliates had approximately $35.2 billion in assets under management of which $19.1 billion was managed by GMF.

GMF allocates each Fund's assets among the underlying investments as described above. Once assets are invested, GMF monitors these allocations and the assumptions upon which they were made. GMF also monitors market conditions and other factors that could influence these allocations.

The annual management fee paid by each Fund for the fiscal year ended October 31, 2002, expressed as a percentage of the Fund's average daily net assets and not taking into account any applicable waivers, was as follows:

Fund                               Fee
---------------------------------------
The Aggressive Fund. . . . . . .  0.13%
The Moderately Aggressive Fund .  0.13%
The Moderate Fund. . . . . . . .  0.13%
The Moderately Conservative Fund  0.13%
The Conservative Fund. . . . . .  0.13%

Each Fund, as a shareholder of the underlying investments, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying investments. GMF believes, and the Board of Trustees has determined, that the management fees paid by the Funds are for services that are in addition to-not duplicative of-the services provided to the underlying investments. These services include the asset allocation and monitoring functions provided by GMF.

Each Fund is managed by a team of portfolio managers and research analysts from GMF.

                                       18
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CHOOSING  A  SHARE  CLASS

As noted in the Fund Summaries, each Fund offers different share classes to give investors different price and cost options. The Class A, Class B and Class C shares are available to all investors; Class R shares are available to certain retirement plans; Service Class shares are available to a limited group of institutional investors.

The  following  sales  charges  will  generally  apply:

Front-end  sales  charge  when  you  purchase:

     Class A shares
     Class C shares

Contingent  Deferred  Sales  Charge  (CDSC)1:

   Class B shares  if  you  sell your shares within six years of purchase
   Class C shares  if  you  sell  your  shares  within  one  year  of  purchase

No  Sales  Charges  on  Class R or Service  Class  shares

Sales charges are paid to the Funds' distributor Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class A, Class B, Class C, Class R, and Service Class shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers for distribution and shareholder services.

Class A, Class R and Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the Class A and Service Class shares.

Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with Gartmore Distribution Services, Inc. to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

Class R shares pay distribution and/or servicing fees under a Distribution Plan. These fees are either paid by the Distributor to intermediaries for distribution and shareholder services or retained by the Distributor. In addition, intermediaries may receive administrative service fees. These fees are paid to such entities when they provide recordkeeping and/or other administrative support services to the retirement plans and their participants.

Plan participants should contact their retirement plan administrator for information regarding buying or selling Class R shares.

Retirement plan administrators or retirement plans wishing to purchase or sell Class R shares should contact Customer Service at 1-800-848-0920 for more information.

If you want lower annual fund expenses, Class A shares (and Service Class shares if you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay an front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you wish to pay a lower front-end sales charge than you would for Class A shares and are uncertain as to how long you may hold your shares, Class C shares may be right for you. The
Funds reserve the right to reject an order of $250,000 or more for Class B shares and $1,000,000 or more for Class C shares and an order for Class B shares for Individual Retirement Accounts (IRA accounts) for shareholders 70 1/2 years old and older.

For investors who are eligible to purchase Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares. Service Class shares are currently offered to certain tax deferred retirement plans either directly or through a group annuity contract depending on the level of distribution services required by the plan.

For retirement plans which are eligible to purchase Class A shares or Service Class shares of the Funds, the purchase of such shares may be preferable to purchasing Class R shares.
                                       19
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

WHEN  CHOOSING  A  SHARE  CLASS,  CONSIDER  THE  FOLLOWING:

Class A shares                                      Class B shares                            Class C shares
-----------------------------------------------------------------------------------------------------------------------
Front-end sales charge means that. .  No front-end sales charge, so                Front-end sales charge means that
a portion of your initial investment  your full investment immediately             a portion of your initial investment
goes toward the sales charge,. . . .  goes toward buying Shares                    goes toward the  sales charge and
and is not invested                                                                is not invested Front-end sales
                                                                                   charge on Class C is lower than
                                                                                   Class A
-----------------------------------------------------------------------------------------------------------------------
Reductions and waivers of the. . . .  No reductions of the CDSC                    Like Class B shares, no reductions
sales charge available . . . . . . .  available, but waivers available             of the CDSC are available, but
                                                                                   waivers are available
-----------------------------------------------------------------------------------------------------------------------
Lower expenses than Class B. . . . .  Higher distribution and service fees         Higher distribution and service
and Class C shares mean higher . . .  than Class A shares mean higher              fees than Class A shares mean
dividends per share. . . . . . . . .  fund expenses and lower dividends            higher fund expenses and lower
                                      per share                                    dividends per share
-----------------------------------------------------------------------------------------------------------------------
Conversion features are. . . . . . .  After seven years, Class B shares            Unlike Class B shares, Class C
not applicable . . . . . . . . . . .  convert into Class A shares, which r         Shares do no automatically
                                      reduces you future fund expenses             convert into another class
-----------------------------------------------------------------------------------------------------------------------
No sales charge when shares are. . .  CDSC if shares are sold within six years:    CDSC of 1% is applicable if shares
 sold backto the Fund1 . . . . . . .  5% in the first year, 4% in the second,      are sold in the first year
                                      3% in the third and fourth years, 2% in the  after purchase fifth, and 1% in the sixth year
-----------------------------------------------------------------------------------------------------------------------
No maximum investment limit. . . . .  Investments of $250,000 or                   Investments of $1,000,000 or
                                      more may be rejected2                        more may be rejected3

----------------
1 A CDSC of up to 0.15% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid.

2    This  limit  was  calculated  based  on  a  seven  year  holding  period.

3    This  limit  was  calculated  based  on  a  one  year  holding  period.

                                       20
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

BUYING  SHARES

PURCHASE PRICE The purchase or "offering" price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received, plus any applicable sales charges. A separate NAV is calculated for each class of shares of a Fund. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class of shares is determined by dividing the total market value of the securities owned by a Fund allocated to such class, less liabilities allocated to such class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Funds  do  not  calculate  NAV  on  the  following  days:

-     New  Year's  Day
-     Martin  Luther  King  Jr.  Day
-     Presidents'  Day
-     Good  Friday
-     Memorial  Day
-     Independence  Day
-     Labor  Day
-     Thanksgiving  Day
-     Christmas  Day
-     Other  days  when  the  New  York  Stock  Exchange  is  not  open.

Each  Fund  reserves  the  right  not  to  determine  NAV  when:
-     It  has  not  received  any  orders to purchase, sell, or exchange shares.
-     Changes  in  the  value  of  that  Fund's portfolio do not affect the NAV.

MINIMUM  INVESTMENTS  -  CLASS  A,
CLASS  B  AND  CLASS  C  SHARES

To open an account (per Fund)   $2,000
To open an IRA account
(per Fund) . . . . . . . . . .  $1,000

Additional investments
(Per Fund) . . . . . . . . . .  $  100

To start an Automatic Asset
Accumulation Plan. . . . . . .  $1,000

Additional Automatic Asset
Accumulation Plan transaction.  $   50


MINIMUM  INVESTMENTS  -  SERVICE
CLASS  SHARES

To open an account      $25,000

Additional investments  None

If you purchase shares through an account at a broker, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. Call 1-800-848-0920 for more information.

If current prices are not available for a security, or if Gartmore SA Capital Trust ("GSA") as the Fund's administrator, or its agent, determines that a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's or an Underlying Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

IN-KIND PURCHASES. The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

CLASS  A  AND  CLASS  C  FRONT-END  SALES  CHARGES

CLASS  A  SHARES

The chart below shows the Class A sales charges, which decrease as the amount of your investment increases.

                                                       Dealer
                              Sales Charge           Commision
                                  as a                  as a
                             percentage of          percentage of
                             Offering         Amount      Offering
Amount of purchase           Price          Invested       Price
Less than $50,000. .          5.75%           6.10%      5.00%
50,000 to $99,999 .           4.75            4.99       4.00
100,000 to $249,999           3.50            3.63       3.00
250,000 to $499,999           2.50            2.56       2.00
500,000 to $999,999           2.00            2.04       1.75
1 million or more .           None           None        None

CLASS  C  SHARES

Sales of Class C shares will be charged a sales charge of 1.00% of the offering price (1.01% of the amount invested).

CLASS  A  PURCHASES  NOT  SUBJECT  TO  A  SALES  CHARGE

There are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. You can purchase $1 million or more in Class A shares of one or more of the series of Gartmore Mutual Funds (including the Funds) and Gartmore Mutual Funds II, Inc. (collectively, "Gartmore Funds") at one time, or you can utilize the Family Member Discounts, Lifetime Additional Discounts and Letter of Intent Discounts as described below. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 0.15% if you redeem any Class A share sol without a sales charge and for which a finder's fee was paid within 18 months of the date of purchase. (See "Cointingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" below.) With respect to such purchase, the Distributor may pay dealers a finder's fee of up to 0.15% on investments made in Class A shares of the Funds with no initial sales charge. The CDSC covers the finder's fee pay by the Distributor to the selling dealer.

                                       21
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

REDUCTION  OF  CLASS  A  SALES  CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

- An increase in the amount of your investment. The table above shows how the sales charge decreases as the amount of your investment increases.

- Family Member Discount. Members of your family who live at the same address can combine investments in the series of Gartmore Funds (except purchases of the Gartmore Money Market Fund), possibly reducing the sales charge.

- Lifetime Additional Discount. You can add the value of any of the Gartmore Funds Class A shares you already own (except the Gartmore Money Market
     Fund) with the value of the shares you are purchasing, which may reduce the applicable sales charge.

- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of the Nationwide Insurance companies to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

- Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares (excluding the Gartmore Money Market Fund) and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of a Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER  OF  CLASS  A  SALES  CHARGES

The  Class  A  sales  charges  will  be  waived  for  the  following purchasers:

- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.

- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor.

- Any person who pays for the shares with the proceeds of one of the following:

     -    Sales  of  non-Gartmore  mutual  fund  shares

     - Sales of Class D shares of a Gartmore Fund if the new Fund purchased does not have Class D shares and Class A shares of a Fund are purchased instead To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver).

- Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Code which do not require the additional distribution services associated with Class R shares.

- Trustees and retired Trustees of Gartmore Mutual Funds (including its predecessor Trusts) and Directors and retired Directors of Gartmore Mutual Funds II, Inc.

- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF and GSA and their affiliates.

- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS
     Cooperatives  and  Southern  States  Cooperatives,  Inc.

Additional  investors eligible for sales charge waivers may be found in the SAI.

                                       22
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

WAIVER  OF  CLASS  C  SALES  CHARGES

Both the front-end sales charge and the CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company. In addition, the front-end sales charge applicable to Class C shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons.

CONVERSION  OF  CLASS  B  SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When you buy shares, be sure to specify the class of shares you wish to purchase. Retirement plan participants should contact their retirement plan administrator regarding buying Class R shares. Retirement plans or their administrators wishing to purchase Class R shares should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to purchase Service Class shares should contact Customer Service at 1-800-848-0920 for information regarding such purchases.

BY MAIL. Complete and mail the purchase instructions with a personal check made payable to: Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept cash, credit cards, third-party checks, starter checks, credit card checks, or money orders.

BY WIRE. You can request that your bank transmit funds (federal funds) by wire to the Fund's custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to a Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must have already completed the appropriate section of the application to use the automated voice-response system to make purchases. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such a broker, your order will be placed at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of our funds as well as your own personal accounts. You may also perform transactions such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS     1-800-848-0920

Our customized voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time (Monday through Friday).

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of householding regulatory materials.

For additional information on buying shares and shareholder services, call Customer Service or contact your sales representative.

                                       23
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

SELLING  SHARES

     You can sell or, in other words, redeem, your shares of the Funds at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after the Funds receive your properly completed order to sell in their offices in Columbus, Ohio. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about a Fund's ability to make such a redemption in kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if any emergency exists (as determined by the Securities and Exchange Commission).

SIGNATURE  GUARANTEE  -  CLASS  A,  CLASS  B,  AND  CLASS  C  SHARES

A  signature  guarantee  is  required  under  the  following circumstances:

-    if  your  account  address has changed within the last 10 business days, or

- if the redemption check is made payable to anyone other than the registered shareholder, or

- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or

- if the proceeds are mailed to any address other than the address of record, or

- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a signature guarantee in other circumstances, without notice.

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Funds may require all account holder signatures, updated account registration and bank account information and depending on circumstances, a signature guarantee.

CONTINGENT  DEFERRED  SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The amount of the sales charge will decrease as illustrated in the following chart:

                1      2       3       4       5       6     7 years
Sale within   year   years   years   years   years   years   or more
---------------------------------------------------------------------
Sales charge     5%      4%      3%      3%      2%      1%        0%

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares of the Funds (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:

                    $1 million to   $4 million to   $25 million
Amount of Purchase    $3,999,999     $24,999,999      or more
----------------------------------------------------------------
Amount of CDSC . .           0.15%           0.10%         0.05%

The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Funds is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC. With respect to Class C shares, you must pay a CDSC of 1% if you sell your Class C shares within the first year after you purchased them.

With respect to the CDSC for all three classes of shares, the CDSC is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

                                       24
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit an amount equal to any CDSC you paid into your account. We will waive the CDSC if the Class B or Class C shares are sold following the death or disability of the shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawal from IRA account after age 70 1/2 years. For more information, see the SAI.

HOW  TO  PLACE  YOUR  SALE  ORDER

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer back to the section entitled "Signature Guarantee - Class A, Class B and Class C Shares" above. Retirement plan participants should contact their retirement plan administrator for information regarding selling Class R shares. Retirement plans or their administrators wishing to sell Class R shares should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to sell Service Class shares should contact the Distributor at 1-800-848-0920 for information regarding such sales.

BY TELEPHONE. Calling 1-800-848-0920 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use the automated voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

Unless you declined the telephone redemption privilege on your application, you can call and request a check payable to the shareholder of record be mailed to the address of record. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and a Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. The Funds can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling Gartmore at 1-800-848-0920 or on our website, www.gartmorefunds.com. Your sale of shares will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers or other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed

CAPITAL  GAINS  TAXES

If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes-Selling Fund Shares" on page 28.
                                       25
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

on how to select a password and perform transactions. You can receive information on all of our funds by downloading a prospectus or using other methods, as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to sell Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ACCOUNTS  WITH  LOW  BALANCES  -  CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

If the value of your account holding Class A, B or C shares of a Fund falls below $2,000 ($1,000 for IRA accounts), we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits each class of Fund shares to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, the Funds pay the Distributor compensation on each class, which is accrued daily and paid monthly. Each Fund shall pay amounts not exceeding an annual amount of:

Class                     As a % of daily net assets
------------------------------------------------------------
Class A shares . . .      0.25% (distribution or service fee)
Class B shares . . .      1.00% (0.25% service fee)
Class C shares . . .      1.00% (0.25% service fee)
Service Class shares      0.25% (distribution or service fee)
Class R shares . . .      0.50% (0.25% of which may be either a
                                distribution or service fee)

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING  SHARES

You can exchange the shares you own for shares of another Fund within Gartmore Funds (except the Gartmore Morley Capital Accumulation Fund or any other Gartmore Fund not currently accepting purchase orders) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of any one of the Funds for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B, Class C or Service Class shares.

Generally, there is no sales charge for exchanges of Class B, Class C or Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another Gartmore Fund (including a Fund) and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund (see the prospectus for the original Gartmore Fund purchased for more information). If you exchange Prime Shares of the Gartmore Money Market Fund ("Money Market Fund") into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Money Market Fund. Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B and Class C shares of the Fund. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Money Market Fund, the time you hold shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B or Class C (or certain Class
A) shares, the time you held the Class B or Class C (or Class A) shares prior to the exchange will be counted for purposes of calculating the CDSC.

CAPITAL  GAINS  TAXES

Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distributions and Taxes - Exchanging Fund Shares" on page 26.

                                       26
--------------------------------------------------------------------------------

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares are not generally available. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page 21 or the back cover for contact information). If you make your request in writing, please be sure all account owners sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-637-0012 or by logging on to our website at www.gartmorefunds.com. You will have automatic exchange privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE  EXCHANGE  ACTIVITY

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Specifically, exchange activity may be limited to 12 exchanges within a one year period or 1% of a Fund's NAV. In addition, each of the following Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that Fund into another Gartmore Fund if you have held those shares for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund):

Fund                                                Exchange Fee
-----------------------------------------------------------------
Gartmore Emerging Markets Fund . . . . . . . . . .          2.00%
Gartmore International Growth Fund . . . . . . . .          2.00%
Gartmore International Small Cap Growth Fund . . .          2.00%
Gartmore Global Financial Services Fund. . . . . .          2.00%
Gartmore Global Utilities Fund . . . . . . . . . .          2.00%
Gartmore Global Health Sciences Fund . . . . . . .          2.00%
Gartmore Worldwide Leaders Fund. . . . . . . . . .          2.00%
Gartmore Nationwide Leaders Fund . . . . . . . . .          2.00%
Gartmore U.S. Growth Leaders Fund. . . . . . . . .          2.00%
Gartmore Global Technology and Communications Fund          2.00%
Gartmore Long-Short Equity Plus Fund . . . . . . .          2.00%
Gartmore Micro Cap Equity Fund . . . . . . . . . .          1.50%
Gartmore Mid Cap Growth Fund . . . . . . . . . . .          1.50%
Gartmore Millennium Growth Fund. . . . . . . . . .          1.50%
Gartmore Value Opportunities Fund. . . . . . . . .          1.50%
Nationwide Small Cap Fund. . . . . . . . . . . . .          1.50%

The exchange fee is paid directly to the applicable Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

                                       27
--------------------------------------------------------------------------------

DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income. For tax advice about your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

Every quarter, each Fund distributes any available income dividends to shareholders. Income dividends are taxable to you as ordinary income, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS  OF  CAPITAL  GAINS

Capital gains, if any, realized by the Fund (meaning the excess of gains from sales of securities over any losses from sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as such no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%. The tax status of capital gains distributed to you during the year will be reported on a Form 1099. You will incur tax liability on distributions whether you take payment in cash or reinvest them to purchase additional Fund shares. For more information regarding capital gains tax rates, speak with your tax adviser.

REINVESTING  DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the applicable Fund. You may request a payment in cash in writing if distributions are in excess of $5. You will be subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the applicable Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

CHANGING  YOUR  DISTRIBUTION  OPTION

If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs the Fund to withhold a portion of such distributions and proceeds. When withholding is required, the amount will be 30% for calendar year 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

STATE  AND  LOCAL  TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, the entities eligible to purchase the Class R shares of a Fund are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

SELLING  FUND  SHARES

When you sell your shares in a Fund, you may realize a capital gain or loss, which is subject to federal income tax. The amount of tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed at a maximum rate of 20%; and short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you may have.

EXCHANGING  FUND  SHARES

Exchanging your shares of a Fund for another fund within the Gartmore Funds is considered a sale for income tax purposes.

Therefore, you may have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you may have.

                                       28
--------------------------------------------------------------------------------

DISTRIBUTIONS  AND  TAXES

NON-U.S.  INVESTORS

Non-U.S. investors may be subject to U.S. withholding of estate tax and are subject to special U.S. tax certification requirements.

                                       29
--------------------------------------------------------------------------------
FINANCIAL  HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the life of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the period ended October 31, 2002 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Trust's annual reports, which are available upon request. All other information reported has been audited by other auditors. The information for the period ended April 30, 2003 is unaudited.

                                       30
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

GARTMORE  INVESTOR  DESTINATIONS  AGGRESSIVE  FUND




                                    INVESTMENT  ACTIVITIES                DISTRIBUTIONS

                                          NET
                                        REALIZED
                NET                       AND
              ASSET,                   UNREALIZED                                                        NET
               VALUE         NET         GAINS         TOTAL                                            ASSET
             BEGINNING   INVESTMENT     (LOSSES)       FROM          NET       RETURN                   VALUE,      TOTAL
                 OF        INCOME          ON       INVESTMENT   INVESTMENT      OF         TOTAL       END OF      RETURN
               PERIOD      (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     CAPITAL   DISTRIBUTIONS   PERIOD       (A)
-----------------------------------------------------------------------------------------------------------------------------
CLASS
A
SHARES
Period
Ended
October
31,
2000
(d) . . . .  $    10.00        0.02         (0.65)       (0.63)           -         -               -   $  9.37   (6.30%) (g)
-----------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .  $     9.37        0.09         (2.01)       (1.92)       (0.07)    (0.02)          (0.09)  $  7.36      (20.53%)
-----------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .  $     7.36        0.07         (1.00)       (0.93)       (0.07)        -           (0.07)  $  6.36      (12.67%)
-----------------------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  $     6.36        0.04          0.17         0.21        (0.04)        -           (0.04)  $  6.53    3.35%  (g)
-----------------------------------------------------------------------------------------------------------------------------

CLASS
B
SHARES
Period
Ended
October
31,
2000
(d)
(e) . . . .  $    10.00       (0.02)        (0.65)       (0.67)           -         -               -   $  9.33   (6.70%) (g)
-----------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .  $     9.33        0.04         (2.00)       (1.96)       (0.05)    (0.01)          (0.06)  $  7.31      (21.12%)
-----------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .  $     7.31        0.02         (0.99)       (0.97)       (0.02)        -           (0.02)  $  6.32      (13.30%)
-----------------------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  $     6.32        0.02          0.18         0.20        (0.03)        -           (0.03)  $  6.49    3.12%  (g)
-----------------------------------------------------------------------------------------------------------------------------

CLASS
C
SHARES
Period
Ended
October
31,
2001
(f) . . . .  $     8.44       (0.03)        (1.05)       (1.08)           -         -               -   $  7.36  (12.80%) (g)
-----------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .  $     7.36           -         (1.04)       (1.04)           -         -               -   $  6.32      (13.30%)
-----------------------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  $     6.32        0.02          0.18         0.20        (0.03)        -           (0.03)  $  6.49    3.13%  (g)
-----------------------------------------------------------------------------------------------------------------------------

SERVICE
CLASS
SHARES
Period
Ended
October
31,
2000
(d)
(e) . . . .  $    10.00       (0.01)        (0.62)       (0.63)           -         -               -   $  9.37   (6.30%) (g)
-----------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .  $     9.37        0.10         (2.01)       (1.91)       (0.08)    (0.02)          (0.10)  $  7.36      (20.55%)
-----------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .  $     7.36        0.07         (0.99)       (0.92)       (0.07)        -           (0.07)  $  6.37      (12.64%)
-----------------------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  $     6.37        0.04          0.17         0.21        (0.04)        -           (0.04)  $  6.54    3.25%  (g)

                                    RATIOS/SUPPLEMENTAL DATA
                                                                         OF
                                                                         NET
                                        RATIO                        INVESTMENT
                                         OF            RATIO           INCOME
                                         Net            OF             (LOSS)
                          RATIO OF   INVESTMENT      EXPENSES          (PRIOR
                 NET      EXPENSES     INCOME         (PRIOR             TO
               ASSETS        TO        (LOSS)           TO         REIMBURSEMENTS)
              AT END OF    AVERAGE   TO AVERAGE   REIMBURSEMENTS)        TO
               PERIOD        NET         NET        TO AVERAGE         AVERAGE      PORTFOLIO
               (000S)      ASSETS      ASSETS       NET ASSETS       NET ASSETS      TURNOVER
                                                        (B)              (B)           (C)
----------------------------------------------------------------------------------------------
CLASS
A
SHARES
Period
Ended
October
31,
2000
(d) . . . .  $         9  0.71% (h)   0.34%  (h)      394.30% (h)    (393.25%) (h)     253.64%
----------------------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .  $         7      0.71%        1.09%            3.71%          (1.91%)     190.23%
----------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .  $       247      0.50%        1.42%            0.50%            1.42%      26.33%
----------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  $       600  0.46% (h)   1.30%  (h)              (i)              (i)      54.70%
----------------------------------------------------------------------------------------------

CLASS
B
SHARES
Period
Ended
October
31,
2000
(d)
(e) . . . .  $         9  1.31% (h)  (0.28%) (h)      393.40% (h)    (393.37%) (h)     253.64%
----------------------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .  $         7      1.31%        0.50%            4.47%          (2.66%)     190.23%
----------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .  $        48      1.24%        0.04%            1.27%            0.01%      26.33%
----------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  $       205  1.21% (h)   0.50%  (h)              (i)              (i)      54.70%
----------------------------------------------------------------------------------------------

CLASS
C
SHARES
Period
Ended
October
31,
2001
(f) . . . .  $         -  1.31% (h)  (0.62%) (h)      125.82% (h)    (125.13%) (h)     190.23%
----------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .  $        48      1.24%      (0.96%)            1.48%          (1.20%)      26.33%
----------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  $       289  1.21% (h)   0.56%  (h)              (i)              (i)      54.70%
----------------------------------------------------------------------------------------------

SERVICE
CLASS
SHARES
Period
Ended
October
31,
2000
(d)
(e) . . . .  $     1,410  0.61% (h)  (0.11%) (h)       56.64% (h)     (56.14%) (h)     253.64%
----------------------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .  $    26,663      0.61%        0.38%            1.62%          (0.63%)     190.23%
----------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .  $    54,923      0.61%        0.91%            0.67%            0.85%      26.33%
----------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  $    76,241  0.61% (h)   1.07%  (h)             (i)              (i)      54.70%
----------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)  Portfolio  turnover  is  calculated  on  the  basis  of the Fund as a whole without  distinguishing  among  the  classes  of  shares.
(d) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from March 1, 2001 (commencement of operations) through October 31, 2001
(g)  Not  annualized.
(h)  Annualized.
(i)  There  were  no  fee  reductions  in  this  period.

                                       31
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  INVESTOR  DESTINATIONS  MODERATELY  AGGRESSIVE  FUND



                                     INVESTMENT  ACTIVITIES              DISTRIBUTIONS

                                          Net
                                        REALIZED
                                          AND
                Net                    UNREALIZED                                               Net                      NET
               ASSET         Net         GAINS         TOTAL                                   ASSET                   ASSETS
               VALUE,    INVESTMENT     (LOSSES)       FROM          NET                      VALUE,                  AT END OF
             BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT       TOTAL       END OF      TOTAL        PERIOD
             OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD    RETURN (A)     (000S)
----------------------------------------------------------------------------------------------------------------------------------
CLASS
A
SHARES
Period
Ended
October
31,
2000
(d) . . . .  $    10.00        0.06         (0.47)       (0.41)           -               -   $  9.59   (4.08%) (g)  $        10
----------------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .  $     9.59        0.17         (1.71)       (1.54)       (0.13)          (0.13)  $  7.92      (16.16%)  $         8
----------------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .  $     7.92        0.10         (0.87)       (0.77)       (0.11)          (0.11)  $  7.04       (9.78%)  $     1,072
----------------------------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  $     7.04        0.06          0.18         0.24        (0.06)          (0.06)  $  7.22     3.38% (g)  $     2,721
----------------------------------------------------------------------------------------------------------------------------------

CLASS
B
SHARES
Period
Ended
October
31,
2000
(d) . . . .  $    10.00        0.03         (0.47)       (0.44)           -               -   $  9.56   (4.40%) (g)  $        10
----------------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .  $     9.56        0.12         (1.71)       (1.59)       (0.09)          (0.09)  $  7.88      (16.75%)  $         8
----------------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .  $     7.88        0.06         (0.88)       (0.82)       (0.07)          (0.07)  $  6.99      (10.46%)  $       130
----------------------------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  $     6.99        0.04          0.17         0.21        (0.04)          (0.04)  $  7.16     2.96% (g)  $       607
----------------------------------------------------------------------------------------------------------------------------------

CLASS
C
SHARES
Period
Ended
October
31,
2001
(f) . . . .  $     8.83       (0.04)        (0.88)       (0.92)           -               -   $  7.91  (10.42%) (g)  $         -
----------------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .  $     7.91           -         (0.91)       (0.91)           -               -   $  7.00      (10.33%)  $        15
----------------------------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  $     7.00        0.05          0.16         0.21        (0.05)          (0.05)  $  7.16         2.99%  $     1,449
----------------------------------------------------------------------------------------------------------------------------------

SERVICE
CLASS
SHARES
Period
Ended
October
31,
2000
(d)
(e) . . . .  $    10.00        0.07         (0.47)       (0.40)       (0.01)          (0.01)  $  9.59   (4.04%) (g)  $       998
----------------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .  $     9.59        0.15         (1.67)       (1.52)       (0.16)          (0.16)  $  7.91      (16.05%)  $    36,670
----------------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .  $     7.91        0.11         (0.88)       (0.77)       (0.11)          (0.11)  $  7.03       (9.88%)  $    90,512
----------------------------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  $     7.03        0.05          0.18         0.23        (0.05)          (0.05)  $  7.21     3.30% (g)  $   133,162
----------------------------------------------------------------------------------------------------------------------------------


                                             RATIOS  /  SUPPLEMENTAL  DATA

                                                                          RATIO OF
                                         RATIO OF                            NET
                                            NET          RATIO OF        INVESTMENT
              RATIO OF                  INVESTMENT       EXPENSES       INCOME (LOSS)
              EXPENSES                 INCOME (LOSS)     (PRIOR TO        (PRIOR TO
             TO AVERAGE                 TO AVERAGE    REIMBURSEMENTS)  REIMBURSEMENTS)  PORTFOLIO
                 NET                        NET         TO AVERAGE       TO AVERAGE      TURNOVER
               ASSETS                     ASSETS      NET ASSETS (B)   NET ASSETS (B)      (C)
---------------------------------------------------------------------------------------------------
CLASS
A
SHARES
Period
Ended
October
31,
2000
(d) . . . .    0.71% (h)              1.10% (h)           396.10% (h)    (394.29%) (h)     270.89%
---------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .        0.71%              1.44%                3.28%          (1.13%)          226.13%
---------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .        0.49%              1.69%                0.49%           1.69%            28.41%
---------------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)       0.45% (h)           1.68% (h)              (i)              (i)            6.74%
---------------------------------------------------------------------------------------------------

CLASS
B
SHARES
Period
Ended
October
31,
2000
(d) . . . .      1.31% (h)            0.49%(h)       397.48% (h)      (395.68%) (h)        270.89%
---------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .      1.31%                1.32%            4.04%            (1.41%)            226.13%
---------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .      1.25%                1.39%            1.26%             1.38%              28.41%
---------------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)      1.19% (h)           0.84% (h)           (i)             (i)                6.74%
---------------------------------------------------------------------------------------------------

CLASS
C
SHARES
Period
Ended
October
31,
2001
(f) . . . .      1.31% (h)         (0.68%) (h)    124.67% (h)    (124.04%) (h)          226.13%
---------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .      1.25%             (0.21%)          3.34%          (2.30%)                28.41%
---------------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)      1.19% (h)         0.88% (h)          (i)              (i)                 6.74%
---------------------------------------------------------------------------------------------------

SERVICE
CLASS
SHARES
Period
Ended
October
31,
2000
(d)
(e) . . . .      0.61% (h)         1.23% (h)      66.76% (h)    (64.92%) (h)              270.89%
---------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .      0.61%             1.15%           1.44%          0.32%                    226.13%
---------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .      0.61%             1.46%          0.65%           1.42%                     28.41%
---------------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)      0.59% (h)         1.51% (h)       (i)             (i)                       6.74%
---------------------------------------------------------------------------------------------------


(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(g)  Not  annualized.
(h)  Annualized.
(i)  There  Were  no  fee  reductions  in  this  period.

                                       32
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  INVESTOR  DESTINATIONS  MODERATE  FUND



                               INVESTMENT  ACTIVITIES                      DISTRIBUTIONS

                                           NET
                                         REALIZED
                                           AND                                                   NET
                 NET                    UNREALIZED                                              ASSET
                ASSET         NET         GAINS         TOTAL                                  VALUE,
                VALUE,    INVESTMENT     (LOSSES)       FROM          NET                        END
              BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT       TOTAL         OF        TOTAL
              OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD   RETURN (A)
-----------------------------------------------------------------------------------------------------------------
CLASS
A
SHARES
Period
Ended
October 31,
2000
(d)
(e). . . . .  $    10.00        0.11         (0.23)       (0.12)       (0.07)          (0.07)  $  9.81     (1.21%) (g)
-----------------------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2001
(e). . . . .  $     9.81        0.22         (1.23)       (1.01)       (0.16)          (0.16)  $  8.64    (10.41%)
-----------------------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2002 . . . .  $     8.64        0.17         (0.69)       (0.52)       (0.18)          (0.18)  $  7.94     (6.12%)
-----------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April 30,
2003
(Unaudited).  $     7.94        0.07          0.18         0.25        (0.08)          (0.08)  $  8.11      3.22%  (g)
-----------------------------------------------------------------------------------------------------------------

CLASS
B
SHARES
Period
Ended
October 31,
2000
(d)
(e). . . . .  $    10.00        0.08         (0.24)       (0.16)       (0.03)          (0.03)  $  9.81     (1.61%) (g)
-----------------------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2001 . . . .  $     9.81        0.19         (1.25)       (1.06)       (0.11)          (0.11)  $  8.64    (10.84%)
-----------------------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2002 . . . .  $     8.64        0.11         (0.71)       (0.60)       (0.12)          (0.12)  $  7.92     (6.96%)
-----------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April 30,
2003
(Unaudited).  $     7.92        0.06          0.17         0.23        (0.07)          (0.07)  $  8.08      2.87%  (g)
-----------------------------------------------------------------------------------------------------------------

CLASS
C
SHARES
Period
Ended
October 31,
2001
(f). . . . .  $     9.32       (0.04)        (0.62)       (0.66)           -               -   $  8.66     (7.08%) (g)
-----------------------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2002 . . . .  $     8.66        0.04         (0.75)       (0.71)       (0.05)          (0.05)  $  7.90     (7.13%)
-----------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April 30,
2003
(Unaudited).  $     7.90        0.05          0.18         0.23        (0.06)          (0.06)  $  8.07      2.99% (g)
-----------------------------------------------------------------------------------------------------------------

SERVICE
CLASS
SHARES
Period
Ended
October 31,
2000
(d)
(e). . . . .  $    10.00        0.11         (0.22)       (0.11)       (0.07)          (0.07)  $  9.82     (1.10%) (g)
-----------------------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2001 . . . .  $     9.82        0.19         (1.19)       (1.00)       (0.19)          (0.19)  $  8.63    (10.26%)
-----------------------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2002 . . . .  $     8.63        0.17         (0.71)       (0.54)       (0.17)          (0.17)  $  7.92     (6.35%)
-----------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April 30,
2003
(Unaudited).  $     7.92        0.08          0.18         0.26        (0.08)          (0.08)  $  8.10      3.26%  (g)



                                            RATIOS  /  SUPPLEMENTAL  DATA

                                                                            RATIO
                                                                           OF NET
                 NET                                                     INVESTMENT
                ASSETS                 RATIO OF NET      RATIO OF          INCOME
                  AT       RATIO OF     INVESTMENT       EXPENSES          (LOSS)
                 END       EXPENSES    INCOME (LOSS)     (PRIOR TO        (PRIOR TO
                  OF      TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)  REIMBURSEMENTS)
                PERIOD        NET           NET         TO AVERAGE       TO AVERAGE      PORTFOLIO
                (000S)      ASSETS        ASSETS      NET ASSETS (B)   NET ASSETS (B)   TURNOVER (C)
----------------------------------------------------------------------------------------------------
CLASS
A
SHARES
Period
Ended
October 31,
2000
(d)
(e). . . . .  $      10     0.71% (h)     1.97%  (h)      392.91% (h)    (390.23%) (h)       366.93%
----------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2001
(e). . . . .  $       9         0.71%          2.40%            2.39%            0.72%       258.23%
----------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2002 . . . .  $   1,186         0.48%          2.37%            0.48%            2.37%        34.36%
----------------------------------------------------------------------------------------------------
Six
Months
Ended
April 30,
2003
(Unaudited).  $   3,304        0.44% (h)      2.18  (h)            (i)             (i)        11.30%
----------------------------------------------------------------------------------------------------

CLASS
B
SHARES
Period
Ended
October 31,
2000
(d)
(e). . . . .  $      10       1.31% (h)     1.35%  (h)      393.51% (h)  (390.85%) (h)       366.93%
----------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2001 . . . .  $       9         1.31%          2.11%            4.08%          (0.66%)       258.23%
----------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2002 . . . .  $     161         1.23%          1.33%            1.24%            1.32%        34.36%
----------------------------------------------------------------------------------------------------
Six
Months
Ended
April 30,
2003
(Unaudited).  $   1,221        1.19% (h)       1.39%  (h)            (i)            (i)      11.30%
----------------------------------------------------------------------------------------------------

CLASS
C
SHARES
Period
Ended
October 31,
2001
(f). . . . .  $       -     1.31% (h)    (0.67%) (h)      123.09% (h)    (122.45%) (h)       258.23%
----------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2002 . . . .  $     416         1.23%          1.89%            1.29%            1.83%        34.36%
----------------------------------------------------------------------------------------------------
Six
Months
Ended
April 30,
2003
(Unaudited).  $   1,284     1.19% (h)     1.43%  (h)              (i)              (i)        11.30%
----------------------------------------------------------------------------------------------------

SERVICE
CLASS
SHARES
Period
Ended
October 31,
2000
(d)
(e). . . . .  $     871     0.61% (h)     2.04%  (h)      114.83% (h)    (112.80%) (h)       366.93%
----------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2001 . . . .  $  58,228         0.61%          2.06%            0.97%            1.70%       258.23%
----------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2002 . . . .  $ 123,963         0.61%          2.13%            0.65%            2.09%        34.36%
----------------------------------------------------------------------------------------------------
Six
Months
Ended
April 30,
2003
(Unaudited).  $ 172,493         0.58% (h)      2.02% (h)            (i)              (i)     11.30%

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(g)  Not  annualized.
(h)  Annualized.
(i)  There  were  no  fee  reductions  in  this  period.

                                       33
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  INVESTOR  DESTINATIONS  MODERATELY  CONSERVATIVE  FUND



                                     INVESTMENT  ACTIVITIES                                 DISTRIBUTIONS

                                           NET
                                         REALIZED
                                           AND                                                   NET                   NET
                 NET                    UNREALIZED                                              ASSET                 ASSETS
                ASSET         NET         GAINS         TOTAL                                  VALUE,                   AT
                VALUE,    INVESTMENT     (LOSSES)       FROM          NET                        END                  END OF
              BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT       TOTAL         OF        TOTAL      PERIOD
              OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD   RETURN (A)    (000S)
------------------------------------------------------------------------------------------------------------------------------
CLASS
A
SHARES
Period
Ended
October 31,
2000
(d)
(e). . . . .  $    10.00        0.18         (0.17)        0.01        (0.12)          (0.12)  $  9.89    0.10% (g)  $     10
------------------------------------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2001
(e). . . . .  $     9.89        0.35         (0.75)       (0.40)       (0.30)          (0.30)  $  9.19      (4.06%)  $     10
------------------------------------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2002
(e). . . . .  $     9.19        0.26         (0.49)       (0.23)       (0.25)          (0.25)  $  8.71      (2.60%)  $    898
------------------------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April 30,
2003
(Unaudited).  $     8.71        0.09          0.16         0.25        (0.11)          (0.11)  $  8.85    2.92% (g)  $  2,579
------------------------------------------------------------------------------------------------------------------------------

CLASS
B
SHARES
Period
Ended
October 31,
2000
(d)
(e). . . . .  $    10.00        0.14         (0.17)       (0.03)       (0.08)          (0.08)  $  9.89  (0.26%) (g)  $     10
------------------------------------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2001 . . . .  $     9.89        0.29         (0.75)       (0.46)       (0.23)          (0.23)  $  9.20      (4.67%)  $     10
------------------------------------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2002
(e). . . . .  $     9.20        0.20         (0.49)       (0.29)       (0.19)          (0.19)  $  8.72      (3.22%)  $     83
------------------------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April 30,
2003
(Unaudited).  $     8.72        0.07          0.16         0.23        (0.09)          (0.09)  $  8.86    2.64% (g)  $    431
------------------------------------------------------------------------------------------------------------------------------

CLASS
C
SHARES
Period
Ended
October 31,
2001
(f). . . . .  $     9.64       (0.04)        (0.38)       (0.42)           -               -   $  9.22  (4.36%) (g)  $      -
------------------------------------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2002 . . . .  $     9.22           -         (0.44)       (0.44)       (0.06)          (0.06)  $  8.72      (3.14%)  $     88
------------------------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April 30,
2003
(Unaudited).  $     8.72        0.06          0.16         0.22        (0.09)          (0.09)  $  8.85    2.59% (g)  $    630
------------------------------------------------------------------------------------------------------------------------------

SERVICE
CLASS
SHARES
Period
Ended
October 31,
2000
(d)
(e). . . . .  $    10.00        0.16         (0.14)        0.02        (0.12)          (0.12)  $  9.90    0.18% (g)  $  2,231
------------------------------------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2001 . . . .  $     9.90        0.31         (0.70)       (0.39)       (0.31)          (0.31)  $  9.20      (3.99%)  $ 14,772
------------------------------------------------------------------------------------------------------------------------------
Year
Ended
October 31,
2002
(e). . . . .  $     9.20        0.26         (0.50)       (0.24)       (0.24)          (0.24)  $  8.72      (2.70%)  $ 36,927
------------------------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April 30,
2003
(Unaudited).  $     8.72        0.10          0.15         0.25        (0.10)          (0.10)  $  8.87    2.94% (g)  $ 53,911
------------------------------------------------------------------------------------------------------------------------------

                                     RATIOS  /  SUPPLEMENTAL  DATA

                                                              RATIO
                              RATIO          RATIO           OF NET
                             OF NET           OF           INVESTMENT
                           INVESTMENT      EXPENSES          INCOME
               RATIO OF      INCOME        (PRIOR TO         (LOSS)
               EXPENSES      (LOSS)     REIMBURSEMENTS)     (PRIOR TO
              TO AVERAGE   TO AVERAGE     TO AVERAGE     REIMBURSEMENTS)
                  NET          NET            NET          TO AVERAGE      PORTFOLIO
                ASSETS       ASSETS       ASSETS (B)     NET ASSETS (B)   TURNOVER (C)
--------------------------------------------------------------------------------------
CLASS
A
SHARES
Period
Ended
October 31,
2000
(d)
(e). . . . .    0.71% (h)   3.02%) (h)      438.49% (h)    (434.76%) (h)       425.17%
--------------------------------------------------------------------------------------
Year
Ended
October 31,
2001
(e). . . . .        0.71%        3.66%            3.81%            0.56%       235.84%
--------------------------------------------------------------------------------------
Year
Ended
October 31,
2002
(e). . . . .        0.50%        2.99%            0.51%            2.98%        49.00%
--------------------------------------------------------------------------------------
Six
Months
Ended
April 30,
2003
(Unaudited).    0.47% (h)    2.73% (h)              (i)              (i)        17.81%
--------------------------------------------------------------------------------------

CLASS
B
SHARES
Period
Ended
October 31,
2000
(d)
(e). . . . .    1.31% (h)    2.44% (h)      439.61% (h)    (435.86%) (h)       425.17%
--------------------------------------------------------------------------------------
Year
Ended
October 31,
2001 . . . .        1.31%        3.14%            4.52%          (0.07%)       235.84%
--------------------------------------------------------------------------------------
Year
Ended
October 31,
2002
(e). . . . .        1.27%        2.24%            1.29%            2.22%        49.00%
--------------------------------------------------------------------------------------
Six
Months
Ended
April 30,
2003
(Unaudited).    1.21% (h)   1.92%  (h)              (i)              (i)        17.81%
--------------------------------------------------------------------------------------

CLASS
C
SHARES
Period
Ended
October 31,
2001
(f). . . . .    1.31% (h)  (0.79%) (h)      122.29% (h)    (121.77%) (h)       235.84%
--------------------------------------------------------------------------------------
Year
Ended
October 31,
2002 . . . .        1.27%        2.48%            1.33%            2.42%        49.00%
--------------------------------------------------------------------------------------
Six
Months
Ended
April 30,
2003
(Unaudited).    1.22% (h)    1.97% (h)              (i)              (i)        17.81%
--------------------------------------------------------------------------------------

SERVICE
CLASS
SHARES
Period
Ended
October 31,
2000
(d)
(e). . . . .    0.61% (h)    2.85% (h)       32.84% (h)     (29.38%) (h)       425.17%
--------------------------------------------------------------------------------------
Year
Ended
October 31,
2001 . . . .        0.61%        3.34%            2.50%            1.45%       235.84%
--------------------------------------------------------------------------------------
Year
Ended
October 31,
2002
(e). . . . .        0.61%        2.82%            0.69%            2.74%        49.00%
--------------------------------------------------------------------------------------
Six
Months
Ended
April 30,
2003
(Unaudited).    0.61% (h)    2.50% (h)        0.61% (h)        2.50% (h)        17.81%

     (a)  Excludes  sales  charge.
     (b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
     (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
     (d) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
     (e) Net investment income (loss) is based on average shares outstanding during the period.
     (f) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
     (g)  Not  annualized.
     (h)  Annualized.
     (i)  There  were  no  fee  reductions  in  this  period.

                                       34
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  INVESTOR  DESTINATIONS  CONSERVATIVE  FUND








                               INVESTMENT  ACTIVITIES                 DISTRIBUTIONS
                                          NET
                                        REALIZED                                                                      NET
                NET                       AND                                                   NET                  ASSETS
               ASSET,                  UNREALIZED                                              ASSET                   AT
               VALUE         NET         GAINS         TOTAL                                  VALUE,                  END
             BEGINNING   INVESTMENT     (LOSSES)       FROM          NET                        END       TOTAL        OF
                 OF        INCOME          ON       INVESTMENT   INVESTMENT       TOTAL         OF       RETURN      PERIOD
               PERIOD      (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD       (A)       (000S)
----------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
Period
Ended
October
31,
2000
(d)(e). . .  $    10.00        0.23         (0.08)        0.15        (0.16)          (0.16)  $  9.99    1.49% (g)  $     10
----------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .  $     9.99        0.45         (0.28)        0.17        (0.38)          (0.38)  $  9.78        1.71%  $     10
----------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .  $     9.78        0.28         (0.24)        0.04        (0.31)          (0.31)  $  9.51        0.45%  $    802
----------------------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  $     9.51        0.13          0.12         0.25        (0.14)          (0.14)  $  9.62    2.67% (g)  $  1,473
----------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Period
Ended
October
31,
2000
(d)(e). . .  $    10.00        0.19         (0.08)        0.11        (0.12)          (0.12)  $  9.99    1.12% (g)  $     10
----------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .  $     9.99        0.38         (0.28)        0.10        (0.30)          (0.30)  $  9.79        1.04%  $     10
----------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .  $     9.79        0.24         (0.25)       (0.01)       (0.25)          (0.25)  $  9.53      (0.15%)  $     75
----------------------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  $     9.53        0.09          0.12         0.21        (0.12)          (0.12)  $  9.62    2.24% (g)  $    552
----------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Period
Ended
October
31,
2001
(f) . . . .  $     9.97       (0.05)        (0.13)       (0.18)           -               -   $  9.79  (1.81%) (g)  $      -
----------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .  $     9.79        0.05         (0.25)       (0.20)       (0.08)          (0.08)  $  9.51      (0.21%)  $    400
----------------------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  $     9.51        0.09          0.12         0.21        (0.12)          (0.12)  $  9.60    2.22% (g)  $    935
----------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES
Period
Ended
October
31,
2000
(d)(e). . .  $    10.00        0.24         (0.09)        0.15        (0.15)          (0.15)  $ 10.00    1.57% (g)  $    492
----------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .  $    10.00        0.41         (0.24)        0.17        (0.38)          (0.38)  $  9.79        1.75%  $ 11,459
----------------------------------------------------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .  $     9.79        0.31         (0.26)        0.05        (0.31)          (0.31)  $  9.53        0.48%  $ 28,253
----------------------------------------------------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  $     9.53        0.14          0.10         0.24        (0.14)          (0.14)  $  9.63    2.49% (g)  $ 41,793
----------------------------------------------------------------------------------------------------------------------------


                           RATIOS  /  SUPPLEMENTAL  DATA

                                                       RATIO OF NET
                                          RATIO         INVESTMENT
                           RATIO           OF             INCOME
                            OF          EXPENSES          (LOSS)
                            NET          (PRIOR           (PRIOR
               RATIO    INVESTMENT         TO               TO
                OF        INCOME     REIMBURSEMENTS)  REIMBURSEMENTS)
             EXPENSES     (LOSS)           TO               TO
                TO          TO           AVERAGE          AVERAGE
              AVERAGE     AVERAGE          NET              NET        PORTFOLIO
                NET         NET          ASSETS           ASSETS        TURNOVER
              ASSETS      ASSETS           (B)              (B)           (C)
--------------------------------------------------------------------------------
CLASS A SHARES
Period
Ended
October
31,
2000
(d)(e). . .  0.71% (h)    3.86% (h)      441.97% (h)    (437.40%) (h)     449.16%
--------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .      0.71%        4.45%            6.91%          (1.75%)     176.59%
--------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .      0.50%        3.62%            0.50%            3.62%      46.89%
--------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  0.48% (h)    3.13% (h)              (i)              (i)      31.05%
--------------------------------------------------------------------------------

CLASS B SHARES
Period
Ended
October
31,
2000
(d)(e). . .  1.31% (h)    3.26% (h)      443.13% (h)    (438.56%) (h)     449.16%
--------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .      1.31%        3.82%            7.70%          (2.57%)     176.59%
--------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .      1.27%        2.77%            1.33%            2.71%      46.89%
--------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  1.23% (h)    2.35% (h)              (i)              (i)      31.05%
--------------------------------------------------------------------------------

CLASS C SHARES
Period
Ended
October
31,
2001
(f) . . . .  1.31% (h)  (0.90%) (h)      121.18% (h)    (120.77%) (h)     176.59%
--------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .      1.27%        2.75%            1.29%            2.73%      46.89%
--------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  1.23% (h)    2.36% (h)              (i)              (i)      31.05%
--------------------------------------------------------------------------------

SERVICE CLASS SHARES
Period
Ended
October
31,
2000
(d)(e). . .  0.61% (h)    4.32% (h)      154.74% (h)    (149.81%) (h)     449.16%
--------------------------------------------------------------------------------
Year
Ended
October
31,
2001. . . .      0.61%        4.17%            2.58%            2.20%     176.59%
--------------------------------------------------------------------------------
Year
Ended
October
31,
2002. . . .      0.61%        3.49%            0.72%            3.38%      46.89%
--------------------------------------------------------------------------------
Six
Months
Ended
April
30,
2003
(Unaudited)  0.61% (h)    2.99% (h)        0.63% (h)        2.97% (h)      31.05%
--------------------------------------------------------------------------------

     (a)  Excludes  sales  charge.
     (b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
     (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
     (d) For the period from March 31, 2000 (commencement of operations) through October 31, 2000.
     (e) Net investment income (loss) is based on average shares outstanding during the period.
     (f) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
     (g)  Not  annualized.
     (h)  Annualized.
     (i)  There  were  no  fee  reductions  in  this  period.

INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)

- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

-    Semi-Annual  Reports

To obtain a document free of charge, contact us at the address or number listed below.

FOR  ADDITIONAL  INFORMATION  CONTACT:

Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
(614)  428-3278  (fax)

FOR  24-HOUR  ACCESS:

1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m.
- 9 p.m. Eastern Time, Monday through Friday. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

GARTMORE  FUNDS
P.O.  Box  182205
Columbus,  Ohio  43218-2205

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:  811-08495

GG-0010  10/03

--------------------------------------------------------------------------------
                              GARTMORE MUTUAL FUNDS
                               CORE EQUITY SERIES

                            Gartmore Nationwide Fund
                              Gartmore Growth Fund
                          Gartmore Large Cap Value Fund
                          Gartmore Mid Cap Growth Fund

                   Prospectus Supplement dated October 1, 2003
                        to Prospectus dated March 1, 2003

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The second paragraph on page 6 of the Prospectus is deleted and replaced with the following:
To achieve its objective, the Growth Fund invests primarily in common stocks of large capitalization companies. Under normal conditions, the Growth Fund primarily invests in common stocks and generally intends to be fully invested in these securities.

The heading for the disclosure relating to "CONVERTIBLE SECURITIES" on page 15 of the Prospectus is replaced with "CONVERTIBLE SECURITIES. (NATIONWIDE)."

Beginning October 1, 2003, each of the Funds will also offer Class R shares. Class R shares will generally only be available to certain qualified retirement plans. Please see a further description of who is eligible to purchase Class R shares below. The following information with respect to Class R shares is therefore added to the Prospectus:

1. The following information is added to the performance tables set forth in the Fund Summaries, at page 4 for the Gartmore Nationwide Fund, and at page 7 for the Gartmore Growth Fund.



AVERAGE ANNUAL RETURNS - AS OF 12/31/021                 1 YEAR   5 YEARS   10 YEARS
Gartmore Nationwide Fund Class R shares7 - Before Taxes  -17.13%    -1.50%      8.40%
Gartmore Growth Fund Class R shares7 - Before Taxes . .  -28.70%   -12.32%      1.05%



1 These returns reflect performance after sales charges and expenses are deducted, and include the performance of the Fund's predecessor prior to May 11, 1998.

7 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of the Class R shares, and which is the same as the performance for Class D shares. In addition, the performance for the period from May 11, 1998 to December 31, 2002, is based on the performance of Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class D shares. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but do not reflect the additional fees applicable to the Class R shares; if these fees were reflected, the annual returns for Class R shares would have been lower.


2. The following information is added to the performance table for the Gartmore Large Cap Value Fund included in the Fund Summaries on page 10.




                                                                 1        SINCE
AVERAGE ANNUAL RETURNS - AS OF 12/31/021                       YEAR    INCEPTION2
Gartmore Large Cap Value Fund Class R shares7 - Before Taxes  -14.37%       -1.93%



1 These returns reflect performance after sales charges and expenses are deducted.

2  The  Fund  commenced  operations  on  November  2,  1998.

7 These returns through December 31, 2002 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of the Class R shares, and which is the same as the performance for Class B shares. Excluding the effect of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares.

No performance information is provided for the Gartmore Mid Cap Growth Fund because the Fund did not commence operations until October 1, 2002.

3. The following information is added to the fee tables for each of the Funds in the Fund Summaries, at page 5 for the Gartmore Nationwide Fund, at page 8 for the Gartmore Growth Fund, at page 11 for the Gartmore Large Cap Value Fund, and at pages 13-14 for the Gartmore Mid Cap Growth Fund.

FEES  AND  EXPENSES  -  CLASS  R  SHARES

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of each Fund.




                                                      GARTMORE   GARTMORE
SHAREHOLDER FEES1                GARTMORE   GARTMORE  LARGE CAP  MID CAP
FEES PAID DIRECTLY FROM         NATIONWIDE   GROWTH     VALUE     GROWTH
YOUR INVESTMENT)                   FUND       FUND      FUND       FUND
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price) . . . . . .  None        None      None       None
Maximum Deferred Sales
Charge (Load) (as a
percentage of offering or
sale price, whichever is less)  None        None      None       None
Redemption Fee (as a
percentage of amount
redeemed). . . . . . . . . . .  None        None      None         1.50%2





                                                                    GARTMORE   GARTMORE
ANNUAL FUND OPERATING                       GARTRMORE   GARTMORE   LARGE CAP    MID CAP
EXPENSE (EXPENSES THAT ARE                 NATIONWIDE    GROWTH      VALUE      GROWTH
DEDUCTED FROM FUND ASSETS)                    FUND        FUND        FUND       FUND
Management Fees . . . . . . . . . . . . .        0.57%      0.59%       0.75%    0.75%3
Distribution and/or Service (12b-1) Fees.        0.50%      0.50%       0.50%      0.50%
Other Expenses4 . . . . . . . . . . . . .        0.32%      0.34%       0.40%    1.88%5


TOTAL ANNUAL FUND OPERATING
EXPENSES. . . . . . . . . . . . . . . . .        1.39%      1.44%       1.65%      3.13%
Amount of Fee
Waivers/Expense
Reimbursements. . . . . . . . . . . . . .        0.00%      0.00%       0.05%      1.38%

TOTAL ANNUAL Fund
Operating Expenses
(AFTER WAIVERS/REIMBURSEMENTS). . . . . .        1.39%      1.44%     1.60%6     1.75%7


1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2 A redemption fee of 1.50% will be charged for any shares redeemed within 90 days after the date they are acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fees. See "Buying and Selling and Exchanging Fund Shares-Selling Shares-Exchanging Fund Shares-Excessive Exchange Activity" on page 27.

3 The Fund commenced operations on October 1, 2002. As a result, the management fee represents the maximum fee which could be paid to GMF under its agreement with the Trust, on behalf of the Fund.

4 "Other Expenses" have been restated to reflect revised fees under the Funds' fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

5 As a new Fund, these are estimates for the current fiscal year ending October 21, 2003. These estimates do not take into account the expense limitation agreement with Gartmore Mutual Fund Capital Trust (GMF) for the Fund.

6 GMF and the Trust have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) to 1.00% for the Class R shares of the Gartmore Large Cap Value Fund at least through September 30, 2004. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged "Total Annual Fund Operating Expenses" could increase to 1.75% for the Class R shares of the Gartmore Large Cap Value Fund before GMF would be required to limit the Fund's expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time this Fund commenced operations.

7 GMF and the Trust have entered into a written contract limiting total fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding 1.15% for Class R shares of the Gartmore Mid Cap Growth Fund at least through September 30, 2004. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged "Total Annual Fund Operating Expenses" could increase to 1.90% for the Class R shares of the Gartmore Mid Cap Growth Fund before GMF would be required to limit the Fund's expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

3. The following information is added to the "EXAMPLE" for each of the Funds in the Fund Summaries. It is added on page 5 for the Gartmore Nationwide Fund, on page 8 for the Gartmore Growth Fund, on page 11 for the Gartmore Large Cap Value Fund, and on page 14 for the Gartmore Mid Cap Growth Fund.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. For the Gartmore Large Cap Value Fund and the Gartmore Mid Cap Growth Fund, it also assumes the expense limitations described above for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Gartmore Nationwide Fund Class R Shares. . .  $   142  $    440  $    761  $   1,669
Gartmore Growth Fund Class R Shares. . . . .  $   147  $    456  $    787  $   1,724
Gartmore Large Cap Value Fund Class R Shares  $   163  $    515  $    892  $   1,950
Gartmore Mid Cap Growth Fund Class R Shares.  $   178  $    836  $  1,520  $   3,343




4. The following new information with respect to Class R shares is included in the "BUYING, SELLING AND EXCHANGING FUND SHARES" section on pages 18 - 27 of the Prospectus:

Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with Gartmore Distribution Services, Inc. to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

Class R shares pay distribution and/or servicing fees under a Distribution Plan. These fees are either paid by the Distributor to intermediaries for distribution and shareholder services or retained by the Distributor. In addition, intermediaries may receive administrative service fees. These fees are paid to such entities when they provide recordkeeping and/or other administrative support services to the retirement plans and their participants.

Retirement plan participants should contact their retirement plan administrator for information regarding buying or selling Class R shares. Retirement plans or their administrators wishing to purchase or sell Class R shares should contact Customer Service at 1-800-848-0920 for more information. Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares are not generally available.

For retirement plans which are eligible to purchase Class A, Institutional Service Class or Institutional Class shares of the Funds, the purchase of such shares may be preferable to purchasing Class R shares.

5. The "DISTRIBUTION PLAN" section on page 25 of the Prospectus is deleted and replaced with the following:

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, and Class R shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund shall pay amounts not exceeding an annual amount of:




CLASS           AS A % OF DAILY NET ASSETS
Class A shares  0.25% (distribution or service fee)
Class B shares  1.00% (0.25% service fee)
Class C shares  1.00% (0.25% service fee)
Class R shares  0.50% (0.25% of which may be either a distribution or service fee)




Class D, Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

6. In "BUYING, SELLING AND EXCHANGING FUND SHARES," the definition of "Gartmore Fund" is expanded to also include the series of Gartmore Mutual Funds II, Inc.

7. The following new section will be added to page 28 of the Prospectus under DISTRIBUTION AND TAXES:

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, the entities eligible to purchase the Class R shares of a Fund are governed by complex tax rules. You should ask your tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

8. The "FINANCIAL HIGHLIGHTS" section beginning on page 29 of the Prospectus is amended to include the following unaudited information for each of the classes of the Funds (except Class R shares which had not yet commenced operations) for the period ended April 30, 2003:






--------------------------------------------------------------------------------
FINANCIAL  HIGHLIGHTS

GARTMORE  GROWTH  FUND



                                                         INVESTMENT ACTIVITIES             DISTRIBUTIONS
                                  ---------------------------------------------------------------------------------
                                                                   NET
                                                                   REALIZED
                                                                   AND
                                                                   UNREALIZED
                                     NET                           GAINS         TOTAL
                                     ASSET VALUE,   NET            (LOSSES)      FROM         NET          NET
                                     BEGINNING      INVESTMENT     ON            INVESTMENT   INVESTMENT   REALIZED
                                     OF PERIOD      INCOME (LOSS)  INVESTMENTS   ACTIVITIES   INCOME       GAINS
--------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 1998 (c) .  $       16.51         (0.02)        (0.47)       (0.49)           -          -
Year Ended October 31, 1999 . . . .  $       16.02          0.01          2.64         2.65        (0.01)     (0.31)
Year Ended October 31, 2000 . . . .  $       18.35         (0.08)        (0.84)       (0.92)           -      (2.44)
Year Ended October 31, 2001 . . . .  $       14.99         (0.05)        (5.85)       (5.90)           -      (3.20)
Year Ended October 31, 2002 . . . .  $        5.89         (0.02)        (1.13)       (1.15)           -          -
Six Months Ended April 30, 2003
(Unaudited) . . . . . . . . . . . .  $        4.74             -          0.20         0.20            -          -

CLASS B SHARES
Period Ended October 31, 1998 (c) .  $       16.51         (0.04)        (0.49)       (0.53)           -          -
Year Ended October 31, 1999 . . . .  $       15.98         (0.06)         2.59         2.53            -      (0.31)
Year Ended October 31, 2000 . . . .  $       18.20         (0.15)        (0.90)       (1.05)           -      (2.44)
Year Ended October 31, 2001 . . . .  $       14.71         (0.10)        (5.87)       (5.97)           -      (3.20)
Year Ended October 31, 2002 . . . .  $        5.54         (0.06)        (1.04)       (1.10)           -          -
Six Months Ended April 30, 2003
(Unaudited) . . . . . . . . . . . .  $        4.44         (0.02)         0.19         0.17            -          -

CLASS C SHARES
Period Ended October 31, 2001 (d) .  $        7.11         (0.03)        (1.53)       (1.56)           -          -
Year Ended October 31, 2002 . . . .  $        5.55         (0.06)        (1.05)       (1.11)           -          -
Six Months Ended April 30, 2003
(Unaudited) . . . . . . . . . . . .  $        4.44         (0.02)         0.19         0.17            -          -

CLASS D SHARES
Year Ended October 31, 1998 (c) . .  $       16.32          0.03          2.32         2.35        (0.04)     (2.61)
Year Ended October 31, 1999 . . . .  $       16.02          0.03          2.65         2.68        (0.03)     (0.31)
Year Ended October 31, 2000 . . . .  $       18.36         (0.05)        (0.84)       (0.89)           -      (2.44)
Year Ended October 31, 2001 . . . .  $       15.03         (0.03)        (5.86)       (5.89)           -      (3.20)
Year Ended October 31, 2002 . . . .  $        5.94         (0.01)        (1.14)       (1.15)           -          -
Six Months Ended April 30, 2003
 (Unaudited). . . . . . . . . . . .  $        4.79             -          0.20         0.20            -          -

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2002 (e) .  $        6.59         (0.01)        (1.79)       (1.80)           -          -
Six Months Ended April 30, 2003
 (Unaudited). . . . . . . . . . . .  $        4.79             -          0.21         0.21            -          -



                                       DISTRIBUTIONS                               RATIOS/SUPPLEMENTAL DATA
                                    --------------------------------------------------------------------------------------
                                                                                                    RATIO OF
                                                                                         RATIO      NET
                                                     NET                    NET          OF         INVESTMENT
                                                     ASSET,                 ASSETS       EXPENSES   INCOME
                                                     VALUE,                 AT END       TO         (LOSS)
                                                     END      TOTAL         OF           AVERAGE    TO AVERAGE   PORTFOLIO
                                     TOTAL           OF       RETURN        PERIOD       NET        NET          TURNOVER
                                     DISTRIBUTIONS   PERIOD  (A)            (000S)       ASSETS     ASSETS       (B)
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 1998 (c) .              -   $ 16.02       (2.97%)(f)$    2,830  1.11% (g)  (0.38%) (g)      38.61%
Year Ended October 31, 1999 . . . .          (0.32)  $ 18.35        16.85%  $     7,654      1.04%      (0.02%)      35.18%
Year Ended October 31, 2000 . . . .          (2.44)  $ 14.99       (6.43%)  $     9,234      1.04%      (0.52%)     163.52%
Year Ended October 31, 2001 . . . .          (3.20)  $  5.89      (47.33%)  $     5,268      1.33%      (0.60%)     210.72%
Year Ended October 31, 2002 . . . .              -   $  4.74      (19.52%)  $     4,828      1.17%      (0.34%)     241.95%
Six Months Ended April 30, 2003
(Unaudited) . . . . . . . . . . . .              -   $  4.94    4.22% (f)  $     5,342  1.13% (g)  (0.17%) (g)     130.22%

CLASS B SHARES
Period Ended October 31, 1998 (c) .              -   $ 15.98   (3.21%) (f)  $     1,557  1.88% (g)  (1.16%) (g)      38.61%
Year Ended October 31, 1999 . . . .          (0.31)  $ 18.20        16.12%  $     6,210      1.79%      (0.76%)      35.18%
Year Ended October 31, 2000 . . . .          (2.44)  $ 14.71       (7.30%)  $     8,180      1.80%      (1.28%)     163.52%
Year Ended October 31, 2001 . . . .          (3.20)  $  5.54      (49.10%)  $     4,288      2.12%      (1.36%)     210.72%
Year Ended October 31, 2002 . . . .              -   $  4.44      (19.86%)  $     3,299      1.90%      (1.08%)     241.95%
Six Months Ended April 30, 2003
(Unaudited) . . . . . . . . . . . .              -   $  4.61    3.83% (f)   $     3,320  1.85% (g)  (0.89%) (g)     130.22%

CLASS C SHARES
Period Ended October 31, 2001 (d) .              -   $  5.55  (21.94%) (f)  $        58  2.27% (g)  (1.41%) (g)     210.72%
Year Ended October 31, 2002 . . . .              -   $  4.44      (20.00%)  $        52      1.90%      (1.08%)     241.95%
Six Months Ended April 30, 2003
(Unaudited) . . . . . . . . . . . .              -   $  4.61    3.83%  (f)  $        77  1.85% (g)  (0.92%) (g)     130.22%

CLASS D SHARES
Year Ended October 31, 1998 (c) . .          (2.65)  $ 16.02        15.94%  $   914,178      0.73%        0.19%      38.61%
Year Ended October 31, 1999 . . . .          (0.34)  $ 18.36        17.07%  $ 1,014,687      0.80%        0.19%      35.18%
Year Ended October 31, 2000 . . . .          (2.44)  $ 15.03       (6.23%)  $   834,816      0.83%      (0.30%)     163.52%
Year Ended October 31, 2001 . . . .          (3.20)  $  5.94      (47.07%)  $   385,898      1.10%      (0.38%)     210.72%
Year Ended October 31, 2002 . . . .              -   $  4.79      (19.36%)  $   207,357      0.93%      (0.10%)     241.95%
Six Months Ended April 30, 2003
 (Unaudited). . . . . . . . . . . .              -   $  4.99    4.18%  (f)  $   203,399  0.86% (g)   0.10%  (g)     130.22%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2002 (e) .              -   $  4.79  (27.31%) (f)  $    59,307  0.88% (g)  (0.11%) (g)     241.95%
Six Months Ended April 30, 2003
 (Unaudited). . . . . . . . . . . .              -   $  5.00    4.38%  (f)  $    62,390  0.85% (g)   0.11%  (g)     130.22%
---------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) Shares first offered to public on May 11, 1998. Upon a trust Reorganization on May 11, 1998, the existing shares of the Fund were renamed Class D.
(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(e) For the period from January 2, 2002 (commencement of operations) through October 31, 2002.
(f)  Not  annualized.
(g)  Annualized.

--------------------------------------------------------------------------------
FINANCIAL  HIGHLIGHTS

GARTMORE  LARGE  CAP  VALUE  FUND



                                                     INVESTMENT  ACTIVITIES                                 DISTRIBUTIONS
                            ---------------------------------------------------------------------------------------------------
                                                           NET
                                                         REALIZED
                                                           AND                                                              NET
                                 NET                    UNREALIZED                                                         ASSET
                                ASSET         NET         GAINS         TOTAL                                             VALUE,
                                VALUE,    INVESTMENT     (LOSSES)       FROM          NET         NET                       END
                              BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL         OF
                              OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
 October 31, 1999 (d). . . .  $    10.00        0.07          0.32         0.39        (0.07)         -           (0.07)  $ 10.32
Year Ended October 31, 2000.  $    10.32        0.15          0.67         0.82        (0.14)     (0.04)          (0.18)  $ 10.96
Year Ended October 31, 2001.  $    10.96        0.10         (0.98)       (0.88)       (0.10)         -           (0.10)  $  9.98
Year Ended October 31, 2002.  $     9.98        0.08         (0.82)       (0.74)       (0.08)     (0.41)          (0.49)  $  8.75
Six Months Ended
April 30, 2003
(Unaudited). . . . . . . . .  $     8.75        0.04          0.24         0.28        (0.05)         -           (0.05)  $  8.98

CLASS B SHARES
Period Ended
October 31, 1999 (d) . . . .  $    10.00       (0.02)         0.27         0.25        (0.01)         -           (0.01)  $ 10.24
Year Ended October 31, 2000.  $    10.24        0.07          0.68         0.75        (0.11)     (0.04)          (0.15)  $ 10.84
Year Ended
October 31, 2001 (e) . . . .  $    10.84        0.02         (0.98)       (0.96)       (0.02)         -           (0.02)  $  9.86
Year Ended
October 31, 2002 . . . . . .  $     9.86        0.01         (0.80)       (0.79)       (0.02)     (0.41)          (0.43  $  8.64
Six Months Ended
 April 30, 2003
(Unaudited). . . . . . . . .  $     8.64        0.01          0.24         0.25        (0.02)         -           (0.02)  $  8.87

CLASS C SHARES
Period Ended
October 31, 2001 (f) . . . .  $    11.21        0.02         (1.34)       (1.32)       (0.04)         -           (0.04)  $  9.85
Year Ended
October 31, 2002 . . . . . .  $     9.85        0.01         (0.79)       (0.78)       (0.03)     (0.41)          (0.44)  $  8.63
Six Months Ended
 April 30, 2003
(Unaudited). . . . . . . . .  $     8.63        0.02          0.24         0.26        (0.03)         -           (0.03)  $  8.86

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended
October 31, 1999 (d) . . . .  $    10.00        0.08          0.33         0.41        (0.06)         -           (0.06)  $ 10.35
Year Ended October 31, 2000.  $    10.35        0.16          0.67         0.83        (0.16)     (0.04)          (0.20)  $ 10.98
Year Ended October 31, 2001.  $    10.98        0.12         (0.98)       (0.86)       (0.09)         -           (0.09)  $ 10.03
Year Ended
 October 31, 2002 (g). . . .  $    10.03        0.06          1.04         1.10        (0.03)     (0.41)          (0.44)  $ 10.69


                                   DISTRIBUTIONS                          RATIOS  /  SUPPLEMENTAL  DATA
                              ----------------------------------------------------------------------------------------
                                                                                                  RATIO
                                                                    RATIO         RATIO             OF
                                                                     OF             OF             NET
                                                                     NET         EXPENSES       INVESTMENT
                                              NET       RATIO    INVESTMENT       (PRIOR          INCOME
                                             ASSETS      OF        INCOME           TO            (LOSS)
                                               AT     EXPENSES     (LOSS)       REIMBURSE-       PRIOR TO
                                              END        TO          TO           MENTS)        REIMBURSE-
                                 TOTAL         OF      AVERAGE     AVERAGE          TO          MENTS) TO     PORTFOLIO
                                 RETURN      PERIOD      NET         NET         AVERAGE         AVERAGE       TURNOVER
                                  (A)        (000S)    ASSETS      ASSETS     NET ASSETS (B)  NET ASSETS (B)     (C)
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
 October 31, 1999 (d). . . .    3.86%  (h)  $ 25,883  1.15% (i)    0.85% (i)       1.87% (i)      0.13%  (i)     120.94%
Year Ended October 31, 2000.         8.09%  $ 30,726      1.15%        1.47%           1.77%           0.85%      88.41%
Year Ended October 31, 2001.       (8.07%)  $ 27,824      1.15%        0.96%           1.64%           0.47%     156.09%
Year Ended October 31, 2002.       (7.98%)  $ 23,581      1.36%        0.81%           1.48%           0.69%      91.03%
Six Months Ended
April 30, 2003
(Unaudited). . . . . . . . .    3.24%  (h)  $ 23,830  1.39% (i)    1.09% (i)       1.48% (i)      1.00%  (i)      53.02%

CLASS B SHARES
Period Ended
October 31, 1999 (d) . . . .    2.50%  (h)  $    155  1.90% (i)    0.13% (i)       5.34% (i)     (3.31%) (i)     120.94%
Year Ended October 31, 2000.         7.42%  $    408      1.90%        0.70%           3.56%         (0.96%)      88.41%
Year Ended
October 31, 2001 (e) . . . .       (8.84%)  $    528      1.90%        0.21%           3.24%         (1.13%)     156.09%
Year Ended
October 31, 2002 . . . . . .       (8.53%)  $    576      2.02%        0.14%           2.17%         (0.01%)      91.03%
Six Months Ended
 April 30, 2003
(Unaudited). . . . . . . . .    2.96% (h)  $    597  2.00% (i)    0.46% (i)       2.09% (i)      0.37% (i)      53.02%

CLASS C SHARES
Period Ended
October 31, 2001 (f) . . . .  (11.82%) (h)  $     58  1.90% (i)    0.11% (i)       3.94% (i)     (1.93%) (i)     156.09%
Year Ended
October 31, 2002 . . . . . .       (8.50%)  $     80      2.03%        0.13%           2.15%           0.01%      91.03%
Six Months Ended
 April 30, 2003
(Unaudited). . . . . . . . .    2.97%  (h)  $    135  2.00% (i)    0.41% (i)       2.09% (i)      0.32%  (i)      53.02%

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended
October 31, 1999 (d) . . . .    4.05%  (h)  $    755  1.00% (i)    0.77% (i)       4.21% (i)     (2.44%) (i)     120.94%
Year Ended October 31, 2000.         8.20%  $  1,645      1.00%        1.56%           1.64%           0.92%      88.41%
Year Ended October 31, 2001.       (7.86%)  $     68      1.00%        1.03%           1.44%           0.59%     156.09%
Year Ended
 October 31, 2002 (g). . . .   11.26%  (h)  $      -  0.97% (i)    1.62% (i)       1.39% (i)      1.20%  (i)      37.27%
------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(g) On March 5, 2002 Institutional Service Class Shares were liquidated in their entirety. Information presented represents operations through March 5, 2002.
(h)  Not  annualized.
(i)  Annualized.


--------------------------------------------------------------------------------
GARTMORE  NATIONWIDE  FUND


                                                INVESTMENT  ACTIVITIES                             DISTRIBUTIONS
                                   ------------------------------------------------------------------------------------------
                                                              NET
                                                              REALIZED
                                     NET                      AND
                                     ASSET                    UNREALIZED
                                     VALUE,      NET          GAINS         TOTAL
                                     BEGINNING   INVESTMENT   (LOSSES)      FROM         NET          NET
                                     OF          INCOME       ON            INVESTMENT   INVESTMENT   REALIZED   TOTAL
                                     PERIOD      (LOSS)       INVESTMENTS   ACTIVITIES   INCOME       GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 1998 (c) .  $    29.94        0.06          0.38         0.44        (0.08)         -           (0.08)
Year Ended October 31, 1999 . . . .  $    30.30        0.17          2.84         3.01        (0.11)     (0.49)          (0.60)
Year Ended October 31, 2000 . . . .  $    32.71        0.16          0.14         0.30        (0.17)     (2.04)          (2.21)
Year Ended October 31, 2001 . . . .  $    30.80        0.08         (5.66)       (5.58)       (0.10)     (8.37)          (8.47)
Year Ended October 31, 2002 . . . .  $    16.75        0.07         (1.68)       (1.61)       (0.08)         -           (0.08)
Six Months Ended April 30, 2003
(Unaudited) . . . . . . . . . . . .  $    15.06        0.06          0.59         0.65        (0.06)         -           (0.06)

CLASS B SHARES
Period Ended October 31, 1998 (c) .  $    29.94           -          0.27         0.27        (0.03)         -           (0.03)
Year Ended October 31, 1999 . . . .  $    30.18       (0.03)         2.79         2.76            -      (0.49)          (0.49)
Year Ended October 31, 2000 . . . .  $    32.45       (0.06)         0.13         0.07            -      (2.04)          (2.04)
Year Ended October 31, 2001 . . . .  $    30.48       (0.06)        (5.65)       (5.71)           -      (8.37)          (8.37)
Year Ended October 31, 2002 . . . .  $    16.40       (0.03)        (1.65)       (1.68)           -          -               -
Six Months Ended April 30, 2003
 (Unaudited). . . . . . . . . . . .  $    14.72        0.02          0.57         0.59        (0.01)         -           (0.01)

CLASS C SHARES
Period Ended October 31, 2001 (d) .  $    19.12       (0.03)        (2.68)       (2.71)       (0.01)         -           (0.01)
Year Ended October 31, 2002 . . . .  $    16.40       (0.03)        (1.65)       (1.68)           -          -               -
Six Months Ended April 30, 2003
(Unaudited) . . . . . . . . . . . .  $    14.72        0.01          0.58         0.59        (0.01)         -           (0.01)

CLASS D SHARES
Year Ended October 31, 1998 (c) . .  $    26.57        0.30          6.23         6.53        (0.30)     (2.54)          (2.84)
Year Ended October 31, 1999 . . . .  $    30.26        0.25          2.82         3.07        (0.24)     (0.49)          (0.73)
Year Ended October 31, 2000 . . . .  $    32.60        0.23          0.12         0.35        (0.24)     (2.04)          (2.28)
Year Ended October 31, 2001 . . . .  $    30.67        0.13         (5.65)       (5.52)       (0.14)     (8.37)          (8.51)
Year Ended October 31, 2002 . . . .  $    16.64        0.13         (1.69)       (1.56)       (0.12)         -           (0.12)
Six Months Ended April 30, 2003
(Unaudited) . . . . . . . . . . . .  $    14.96        0.08          0.59         0.67        (0.08)         -           (0.08)

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2002 (e) .  $    18.18        0.11         (3.24)       (3.13)       (0.10)         -           (0.10)
Six Months Ended April 30, 2003
(Unaudited) . . . . . . . . . . . .  $    14.95        0.09          0.59         0.68        (0.09)         -           (0.09)



                                      DISTRIBUTIONS                    RATIOS  /  SUPPLEMENTAL  DATA
                                --------------------------------------------------------------------

                                                                                    RATIO
                                                                                    OF
                                                                                    NET
                                                            NET          RATIO      INVESTMENT
                                     NET                    ASSETS       OF         INCOME
                                     ASSET                  AT           EXPENSES   (LOSS)
                                     VALUE,                 END          TO         TO
                                     END      TOTAL         OF           AVERAGE    AVERAGE      PORTFOLIO
                                     END      RETURN        PERIOD       NET        NET          TURNOVER
                                     PERIOD   (A)           (000S)       ASSETS     ASSETS       (B)
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 1998 (c) .  $ 30.30    1.48%  (f)  $    19,746  1.00% (g)   0.54%  (g)      13.47%
Year Ended October 31, 1999 . . . .  $ 32.71        10.05%  $    54,223      0.96%        0.53%      13.88%
Year Ended October 31, 2000 . . . .  $ 30.80         1.25%  $    54,537      0.98%        0.54%      90.01%
Year Ended October 31, 2001 . . . .  $ 16.75      (23.34%)  $   149,086      1.15%        0.32%      71.36%
Year Ended October 31, 2002 . . . .  $ 15.06       (9.64%)  $   362,435      1.14%        0.46%      25.51%
Six Months Ended April 30, 2003
(Unaudited) . . . . . . . . . . . .  $ 15.65    4.33%  (f)  $   390,155  1.13% (g)   0.83%  (g)      41.46%

CLASS B SHARES
Period Ended October 31, 1998 (c) .  $ 30.18    0.90%  (f)  $    13,493  1.75% (g)  (0.20%) (g)      13.47%
Year Ended October 31, 1999 . . . .  $ 32.45         9.22%  $    44,994      1.72%      (0.21%)      13.88%
Year Ended October 31, 2000 . . . .  $ 30.48         0.48%  $    47,293      1.73%      (0.20%)      90.01%
Year Ended October 31, 2001 . . . .  $ 16.40      (24.19%)  $    36,241      1.85%      (0.30%)      71.36%
Year Ended October 31, 2002 . . . .  $ 14.72      (10.24%)  $    31,267      1.80%      (0.18%)      25.51%
Six Months Ended April 30, 2003
 (Unaudited). . . . . . . . . . . .  $ 15.30    4.01%  (f)  $    31,232  1.79% (g)   0.18%  (g)      41.46%

CLASS C SHARES
Period Ended October 31, 2001 (d) .  $ 16.40  (14.16%) (f)  $       175  1.89% (g)  (0.45%) (g)      71.36%
Year Ended October 31, 2002 . . . .  $ 14.72      (10.24%)  $       212      1.80%      (0.20%)      25.51%
Six Months Ended April 30, 2003
(Unaudited) . . . . . . . . . . . .  $ 15.30    4.02%  (f)  $       340  1.79% (g)   0.16%  (g)      41.46%

CLASS D SHARES
Year Ended October 31, 1998 (c) . .  $ 30.26        25.73%  $ 2,172,101      0.66%        1.00%      13.47%
Year Ended October 31, 1999 . . . .  $ 32.60        10.27%  $ 2,443,493      0.73%        0.78%      13.88%
Year Ended October 31, 2000 . . . .  $ 30.67         1.40%  $ 2,085,243      0.78%        0.74%      90.01%
Year Ended October 31, 2001 . . . .  $ 16.64      (23.22%)  $ 1,458,371      0.89%        0.64%      71.36%
Year Ended October 31, 2002 . . . .  $ 14.96       (9.43%)  $ 1,125,402      0.86%        0.77%      25.51%
Six Months Ended April 30, 2003
(Unaudited) . . . . . . . . . . . .  $ 15.55    4.51%  (f)  $ 1,106,245  0.84% (g)   1.13%  (g)      41.46%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2002 (e) .  $ 14.95  (17.27%) (f)  $    48,283  0.80% (g)   0.75%  (g)      25.51%
Six Months Ended April 30, 2003
(Unaudited) . . . . . . . . . . . .  $ 15.54    4.54%  (f)  $    49,029  0.79% (g)   1.18%  (g)      41.46%
-----------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) Shares first offered to public on May 11, 1998. Upon a trust Reorganization on May 11, 1998, the existing shares of the Fund were renamed Class D
(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(e) For the period from January 2, 2002 (commencement of operations) through October 31, 2002.
(f)  Not  annualized.
(g)  Annualized.


--------------------------------------------------------------------------------
FINANCIAL  HIGHLIGHTS

GARTMORE  MID  CAP  GROWTH  FUND


                                                                         INVESTMENT  ACTIVITIES
                                --------------------------------------------------------------------------------------------
                                                                NET
                                                              REALIZED                                       NET       RATIO
                                      NET                       AND                     NET                 ASSETS      OF
                                     ASSET                   UNREALIZED                ASSET                  AT     EXPENSES
                                     VALUE,        NET         GAINS        TOTAL     VALUE,                 END        TO
                                   BEGINNING   INVESTMENT     (LOSSES)       FROM       END      TOTAL        OF      AVERAGE
                                       OF        INCOME          ON       INVESTMENT    OF       RETURN     PERIOD      NET
                                     PERIOD      (LOSS)     INVESTMENTS   ACTIVITIES  PERIOD      (A)       (000S)    ASSETS
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended April 30, 2003
(Unaudited) (d) . . . . . . . . .  $     9.88       (0.02)          1.43        1.41  $ 11.29  14.27% (f)  $    114  1.40% (g)

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2002 (e)  $    10.00       (0.01)          0.27        0.26  $ 10.26   2.60% (f)  $  1,026  1.15% (g)
Six Months Ended April 30, 2003
(Unaudited) . . . . . . . . . . .  $    10.26       (0.04)          1.08        1.04  $ 11.30  10.14% (f)  $  1,130  1.15% (g)


                                       RATIOS  /  SUPPLEMENTAL  DATA
                                ------------------------------------------------------
                                      RATIO      RATIO OF        RATIO
                                       OF        EXPENSES        OF NET
                                       NET        (PRIOR       INVESTMENT
                                   INVESTMENT       TO           INCOME
                                     INCOME     REIMBURSE-       (LOSS)
                                     (LOSS)       MENTS)       (PRIOR TO
                                       TO           TO         REIMBURSE-
                                     AVERAGE      AVERAGE        MENTS)      PORTFOLIO
                                       NET      NET ASSETS     TO AVERAGE     TURNOVER
                                     ASSETS         (B)      NET ASSETS (B)     (C)
---------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended April 30, 2003
(Unaudited) (d) . . . . . . . . .  (1.19%) (g)    7.17% (g)     (6.95%) (g)      44.77%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2002 (e)  (0.69%) (g)   20.62% (g)    (20.16%) (g)       3.74%
Six Months Ended April 30, 2003
(Unaudited) . . . . . . . . . . .  (0.82%) (g)    4.92% (g)     (4.59%) (g)      44.77%
---------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from March 5, 2003 (commencement of operations) through April 30, 2003.
(e) For the period from October 1, 2002 (commencement of operations) through October 31, 2002.
(f)  Not  annualized.
(g)  Annualized.


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

CORE EQUITY Series

Gartmore Nationwide Fund (formerly Gartmore Total Return Fund)
Gartmore Growth Fund
Gartmore Large Cap Value Fund
Gartmore Mid Cap Growth Fund



GARTMORE FUNDS                                             www.gartmorefunds.com

================================================================================


PROSPECTUS
March 1, 2003


                               [GRAPHIC OMMITTED]


                              As with all mutual funds, the Securities and
                              Exchange Commission has not approved or
                              disapproved these Funds' shares or determined
                              whether this prospectus is complete or accurate.
GARTMORE                      To state otherwise is a crime.

--------------------------------------------------------------------------------
LOOK BEYOND(SM).

TABLE OF CONTENTS


FUND SUMMARIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3
Gartmore Nationwide Fund
(formerly, Gartmore Total Return Fund)
Gartmore Growth Fund
Gartmore Large Cap Value Fund
Gartmore Mid Cap Growth Fund

MORE ABOUT THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . .  15
Temporary Investments
Principal Investments and Techniques

MANAGEMENT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
Investment Adviser
Multi Manager Structure
Subadviser for the Gartmore Large Cap Value Fund

BUYING, SELLING AND EXCHANGING FUND SHARES. . . . . . . . . . . . . . . .  18
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares

DISTRIBUTIONS AND . . . . . . . . . . . . . . . . . . . . . . . . . . . .  28
Distributions of Income Dividends
Distributions of Capital Gains
Reinvesting Distribution
State and Local Taxes
Selling Fund Shares
Exchanging Fund Shares
Non - U.S. Investors

FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . . . . . . . . . . . . .  29

ADDITIONAL INFORMATION. . . . . . . . . . . . . . . . . . . . .    BACK COVER

FUND SUMMARIES


================================================================================


This prospectus provides information about four funds (the "Funds") offered by Gartmore Mutual Funds. The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 15. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT SHARE CLASSES

The Funds have the following share classes:

Gartmore Nationwide Fund
(formerly Gartmore Total Return Fund)

-    Class A
-    Class B
-    Class C
-    Class D
-    Institutional Service Class

Gartmore Growth Fund

-    Class A
-    Class B
-    Class C
-    Class D
-    Institutional Service Class

Gartmore Large Cap Value Fund

-    Class A
-    Class B
-    Class C
-    Institutional Service Class

Gartmore Mid Cap Growth Fund

-    Class A
-    Class B
-    Class C
-    Institutional Service Class
-    Institutional Class

The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-Choosing a Share Class" beginning on page 18.

FUND SUMMARIES - GARTMORE NATIONWIDE FUND
                 (FORMERLY GARTMORE TOTAL RETURN FUND)


================================================================================


OBJECTIVE AND PRINCIPAL STRATEGY

The Fund seeks total return through a flexible combination of capital appreciation and current income.

To achieve its objective, the Fund invests primarily in common stocks and convertible securities. The portfolio manager considers the following factors when choosing companies to purchase:

-    Above average revenue growth,
-    Consistent earnings growth,
-    Above average earnings growth, or
-    Attractive valuation.

It usually will sell securities if:

-    There is a significant increase in share price,
-    The outlook of a company's earnings becomes less attractive, or
-    More favorable opportunities are identified.

TOTAL RETURN
Generally, total return means a combination of income and capital appreciation. In other words, the Fund looks for stocks and other securities that may pay dividends and other income, instead of relying solely on the security's prospects for increasing in value. Because, in most cases, a stock is more certain to pay its scheduled dividends than increase in value, a total return approach can help a fund achieve more stable, dependable returns.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio managers' ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 15.

FUND SUMMARIES - GARTMORE NATIONWIDE FUND
                 (FORMERLY GARTMORE TOTAL RETURN FUND)


================================================================================


PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class D shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After tax returns are shown for Class D shares only. After tax returns for other classes will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL RETURNS-CLASS D SHARES(1) (YEARS ENDED DECEMBER 31)

1993     6.8%
1994     0.6%
1995    30.0%
1996    23.9%
1997    39.6%
1998    29.6%
1999    -0.2%
2000    -2.3%
2001   -11.9%
2002   -17.1%

Best Quarter:        18.50%      2nd qtr. of 1997
Worst Quarter:      -18.79%      3rd qtr. of 2002

----------------
1 These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

Average annual returns - as of 12/31/02(1)    1 year     5 years   10 years
----------------------------------------------------------------------------
 Class A shares - Before Taxes(2)              -22.12%     -2.86%      7.67%
----------------------------------------------------------------------------
 Class B shares - Before Taxes(2)              -22.03%     -2.67%      7.89%
----------------------------------------------------------------------------
 Class C shares - Before Taxes(3)              -19.55%     -2.05%      8.10%
----------------------------------------------------------------------------
 Institutional Service
 Class shares - Before Taxes(4)                -17.13%     -1.50%      8.40%
----------------------------------------------------------------------------
 Class D shares - Before Taxes                 -20.84%     -2.41%      7.90%
----------------------------------------------------------------------------
 Class D shares - After Taxes
 on Distributions                              -21.11%     -4.34%      5.62%
----------------------------------------------------------------------------
 Class D shares - After Taxes
 on Distributions and Sale of Shares        -12.79%(5)  -1.62%(5)      6.21%
----------------------------------------------------------------------------
 S&P 500 Index(6)                              -22.10%     -0.59%      9.33%

----------------
1 These returns reflect performance after sales charges and expenses are deducted, and include the performance of the Fund's predecessor prior to May 11, 1998.

2 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of the Class A and Class B shares, and which is the same as the performance shown for Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares average annual total returns are similar to what Class A and Class B shares would have produced because Class A and Class B shares invest in the same portfolio of securities as Class D shares. The returns for Class A and Class B shares have been restated for sales charges but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class A and Class B shares would have been lower.

3 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class C shares, and which is the same as the performance shown for Class D shares. In addition, the performance of Class C shares for the period of May 11, 1998 through March 1, 2001, when Class C shares were implemented, is based on the performance of Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class D shares. The returns for Class C shares have been restated for sales charges but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class C shares would have been lower.

4 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of the Class, and which is the same as the performance shown for Class D shares. In addition, the performance of the Institutional Service Class shares for the period of May 11, 1998 through January 2, 2002, when the Institutional Service Class shares were implemented, is based on the performance of Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Institutional Service Class shares would have produced because the Institutional Service Class shares invest in the same portfolio of securities as Class D shares. The returns do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Institutional Service Class shares would have been lower.


                                                                               4

FUND SUMMARIES - GARTMORE NATIONWIDE FUND
                 (FORMERLY GARTMORE TOTAL RETURN FUND)


================================================================================


5 The performance for "Class D shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.

6 The Standard & Poor's 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S. companies have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                                   Institutional
Shareholder Fees(1)                                                      Service
(paid directly from your   Class A   Class B   Class C   Class D           Class
investment)                 shares    shares    shares    shares          shares
---------------------------------------------------------------------------------
 Maximum Sales             5.75%(2)  None         1.00%  4.50%(2)          None
 Charge (Load)
 imposed on purchases
 (as a percentage of
 offering price)
---------------------------------------------------------------------------------
 Maximum Deferred          None(3)   5.00%(4)  1.00%(5)     None           None
 Sales Charge (Load)
 imposed on
 redemptions (as a
 percentage of original
 purchase price or sale
 proceeds, as applicable)
---------------------------------------------------------------------------------

                                                                   Institutional
 Annual Fund Operating                                                   Service
 Expenses (deducted        Class A   Class B   Class C   Class D           Class
 from Fund assets)         shares    shares    shares    shares           shares
---------------------------------------------------------------------------------
 Management Fees              0.57%     0.57%     0.57%     0.57%           0.57%
---------------------------------------------------------------------------------
 Distribution and/or          0.25%     1.00%     1.00%      None           None
 Service (12b-1) Fees
---------------------------------------------------------------------------------
 Other Expenses(6)            0.32%     0.23%     0.23%     0.29%           0.33%
=================================================================================
 TOTAL ANNUAL FUND            1.14%     1.80%     1.80%     0.86%           0.90%
 OPERATING EXPENSES

----------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges-Class A and Class D shares" on page 20.

3 A contingent deferred sales charge ("CDSC") of up to 0.50% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 23, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 21.

4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" beginning on page 23.

5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares- Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 23.

6 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 year   3 years   5 years   10 years
--------------------------------------------------------------------
 Class A shares              $ 685(1)  $    916  $  1,167  $   1,881
--------------------------------------------------------------------
 Class B shares              $   683   $    866  $  1,175  $   1,859
--------------------------------------------------------------------
 Class C shares              $   383   $    661  $  1,065  $   2,195
--------------------------------------------------------------------
 Class D shares              $   534   $    712  $    905  $   1,463
--------------------------------------------------------------------
 Institutional Service       $    92   $    287  $    498  $   1,108
 Class shares

You would pay the following expenses on the same investment if you did not sell your shares(2):

                              1 year    3 years   5 years   10 years
--------------------------------------------------------------------
 Class B shares              $   183   $    566  $    975  $   1,859
--------------------------------------------------------------------
 Class C shares              $   281   $    661  $  1,065  $   2,195

----------------
1    Assumes a CDSC will not apply.

2 Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class D and Institutional Service Class shares do not change whether or not you sell your shares.

FUND SUMMARIES - GARTMORE GROWTH FUND


================================================================================


OBJECTIVE AND PRINCIPAL STRATEGIES

The Gartmore Growth Fund seeks long-term capital appreciation.

To achieve its objective, the Fund primarily invests in common stocks of large capitalization companies. Under normal conditions, the Fund primarily invests in common stocks and convertible securities, and generally intends to be fully invested in these securities.

The portfolio manager will consider, among other things, a company's financial strength, competitive position in its industry, projected future earnings, cash flows, and dividends when deciding whether to buy or sell securities. The Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market. It generally will sell securities if:

-    The price of the security is overvalued.
-    The outlook of a company's earnings growth becomes less attractive.
-    More favorable opportunities are identified.

The portfolio manager generally has a buy and hold strategy. However, it has engaged in more frequent portfolio securities trading in order to take advantage of recent volatile markets. Frequent portfolio transactions will lead to higher transaction costs for the Fund and may cause additional tax consequences for shareholders.

THE BENEFITS OF RESEARCH
Through research, the portfolio manager and analysts gather, check and analyze information about industries and companies to determine if they are well positioned for long-term growth. The Fund seeks companies that have favorable long-term growth potential and the financial resources to capitalize on growth opportunities.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth.

Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

PORTFOLIO TURNOVER RISK. The portfolio manager may engage in active and frequent trading of securities if he believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 15.

FUND SUMMARIES - GARTMORE GROWTH FUND


================================================================================


PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class D shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After tax returns are shown for Class D shares only. After tax returns for other classes will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL RETURNS - CLASS D SHARES(1) (YEARS ENDED DECEMBER 31)

1993    11.3%
1994     1.5%
1995    28.7%
1996    16.7%
1997    26.2%
1998    23.8%
1999    16.6%
2000   -30.3%
2001   -27.7%
2002   -28.7%

Best Quarter:        18.27%     2nd qtr. of 1997
Worst Quarter:      -28.00%     1st qtr. of 2001

----------------
1 These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

Average annual returns(1)-as of 12/31/02   1 year   5 years   10 years
-----------------------------------------------------------------------
 Class A shares - Before Taxes(2)          -32.80%   -13.51%      0.36%
-----------------------------------------------------------------------
 Class B shares - Before Taxes(2)          -32.68%   -13.70%      0.37%
-----------------------------------------------------------------------
 Class C shares - Before Taxes(3)          -30.64%   -12.96%      0.68%
-----------------------------------------------------------------------
 Institutional Service Class
 shares - Before Taxes(4)                  -28.55%   -12.28%      1.07%
-----------------------------------------------------------------------
 Class D shares - Before Taxes             -31.92%   -13.12%      0.58%
-----------------------------------------------------------------------
 Class D shares - After Taxes
 on Distributions                          -31.92%   -14.69%     -1.39%
-----------------------------------------------------------------------
 Class D shares - After Taxes
 on Distributions and Sale of Shares(5)    -19.60%    -8.63%      1.18%
-----------------------------------------------------------------------
 Russell 1000(R) Growth Index(6)           -27.88%    -3.84%      6.70%

----------------
1 These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.

2 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of the Class A and Class B shares, and which is the same as the performance shown for Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares average annual total returns are similar to what Class A and Class B shares would have produced because Class A and Class B shares invest in the same portfolio of securities as Class D shares. The returns for Class A and Class B shares have been restated for sales charges but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class A and Class B shares would have been lower.

3 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class C shares, and which is the same as the performance shown for Class D shares. In addition, the performance of Class C shares for the period of May 11, 1998 through March 1, 2001, when Class C shares were implemented, is based on the performance of Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class D shares. The returns for Class C shares have been restated for sales charges but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class C shares would have been lower.

4 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of the Class, and which is the same as the performance shown for Class D shares. In addition, the performance of the Institutional Service Class shares for the period of May 11, 1998 through January 2, 2002, when the Institutional Service Class shares were implemented, is based on the performance of Class D shares. Excluding the effect of any fee waivers or reimbursements, Institutional Service Class shares' average annual total returns are similar to what Class D shares would have produced because the Institutional Service Class shares invest in the same portfolio of securities as Class D shares. The returns do not reflect additional fees applicable to such shares; if these shares were reflected, the annual returns for Institutional Service shares would have been lower.


                                                                               7

FUND SUMMARIES - GARTMORE GROWTH FUND


================================================================================


5 The performance for "Class D shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.

6 The Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000 Index (the largest 1000 companies in the U.S.) with higher price-to-book ratios and higher forecasted growth values. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                                   Institutional
Shareholder Fees(1)                                                      Service
(paid directly from your   Class A   Class B   Class C   Class D           Class
investment)                 shares    shares    shares    shares          shares
--------------------------------------------------------------------------------
 Maximum Sales             5.75%(2)     None      1.00%  4.50%(2)           None
 Charge (Load)
 imposed on purchases
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------
 Maximum Deferred          None(3)   5.00%(4)  1.00%(5)      None           None
 Sales Charge (Load)
 imposed on
 redemptions (as a
 percentage of original
 purchase price or sale
 proceeds, as applicable)
--------------------------------------------------------------------------------

                                                                   Institutional
 Annual Fund Operating                                                   Service
 Expenses (deducted        Class A   Class B   Class C   Class D           Class
 from Fund assets)         shares    shares    shares    shares           shares
--------------------------------------------------------------------------------
 Management Fees              0.59%     0.59%     0.59%     0.59%          0.59%
--------------------------------------------------------------------------------
 Distribution and/or          0.25%     1.00%     1.00%      None           None
 Service (12b-1) Fees
--------------------------------------------------------------------------------
 Other Expenses(6)            0.31%     0.29%     0.29%     0.31%          0.39%
================================================================================
 TOTAL ANNUAL FUND            1.15%     1.88%     1.88%     0.90%          0.98%
 OPERATING EXPENSES

----------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges-Class A and Class D shares" beginning on page 20.

3 A CDSC of up to 0.50% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C Shares" beginning on page 23, and "Buying, Selling and Exchanging Fund Shares - Buying Shares - Class A Purchases not Subject to a Sales Charge" beginning on page 21.

4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C Shares" beginning on page 23. 5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares- Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 23.

6 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 year   3 years   5 years   10 years
--------------------------------------------------------------------
 Class A shares              $ 685(1)  $    919  $  1,172  $   1,892
--------------------------------------------------------------------
 Class B shares              $   691   $    891  $  1,216  $   1,919
--------------------------------------------------------------------
 Class C shares              $   391   $    685  $  1,106  $   2,279
--------------------------------------------------------------------
 Class D shares              $   538   $    724  $    926  $   1,508
--------------------------------------------------------------------
 Institutional Service       $   100   $    312  $    542  $   1,201
 Class shares

You would pay the following expenses on the same investment if you did not sell your shares(2):

                              1 year    3 years   5 years   10 years
--------------------------------------------------------------------
 Class B shares              $   191   $    591  $  1,016  $   1,919
--------------------------------------------------------------------
 Class C shares              $   289   $    685  $  1,106  $   2,279

----------------
1    Assumes a CDSC will not apply.

2 Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class D and Institutional Service Class shares do not change whether or not you sell your shares.

FUND SUMMARIES - GARTMORE LARGE CAP VALUE FUND


================================================================================


OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks to maximize total return, consisting of both capital appreciation and current income.

Gartmore Mutual Fund Capital Trust ("GMF"), the Fund's investment adviser, has selected NorthPointe Capital, LLC ("NorthPointe") as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund, under normal circumstances, invests at least 80% of its net assets in equity securities issued by large capitalization companies. The Fund considers large capitalization companies to be those with market capitalizations similar to the companies in The Russell 1000(R) Index.(1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. As of December 31, 2002, the average market capitalization of the companies in the Russell 1000 Index was approximately $9 billion and the median market capitalization was approximately $2.8 billion. Due to market fluctuations and the index's annual reconstitution, the market capitalization of the companies within the Russell 1000 Index, at any given time, may be higher or lower.

The Fund looks for value oriented securities. To do this, the subadviser begins by identifying securities of large capitalization companies and then evaluating them by comparing the securities to factors which the subadviser believes have predictive performance characteristics. These factors include earnings momentum, price momentum and price to economic value. The subadviser will also seek to minimize the Fund's risk by looking for securities which possess similar characteristics to the Fund's benchmark, the Russell 1000 Value Index. The subadviser will consider selling a security if there are more attractive securities available, if the business environment is changing or to control the overall risk of the Fund's portfolio.

----------------
1 The Russell 1000(R) Value Index is a registered service mark of the Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that a you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor value-oriented stocks. Rather, the market could favor growth stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on value-style stocks, performance may at time be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 15.

FUND SUMMARIES - GARTMORE LARGE CAP VALUE FUND


================================================================================


PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After tax returns are shown for Class A shares only. After tax returns for other classes will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL RETURNS - CLASS A SHARES(1) (YEARS ENDED DECEMBER 31)

1999    -4.70%
2000    15.40%
2001    -4.78%
2002   -13.79%

Best Quarter:        10.62%      2nd qtr of 1999
Worst Quarter:      -18.05%      3rd qtr of 2002

----------------
1 These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown. The performance reflects periods when the Fund's prior subadviser managed the Fund (through February 28, 2001); beginning March 1, 2001, NorthPointe began managing the Fund.

                                                                      Since
Average annual returns(1) - as of 12/31/02             1 year   Inception(2)
----------------------------------------------------------------------------
 Class A shares - Before Taxes                         -18.77%        -2.48%
----------------------------------------------------------------------------
 Class A shares - After Taxes on Distributions         -19.03%        -3.08%
----------------------------------------------------------------------------
 Class A shares - After Taxes on Distributions
 and Sale of Shares(3)                                 -11.52%        -2.14%
----------------------------------------------------------------------------
 Class B shares - Before Taxes                         -18.64%        -2.38%
----------------------------------------------------------------------------
 Class C shares - Before Taxes(4)                      -16.04%        -2.11%
----------------------------------------------------------------------------
 Institutional Service Class shares - Before Taxes(5)  -14.29%        -1.08%
----------------------------------------------------------------------------
 Russell 1000(R) Value Index(6)                        -15.52%        -0.20%

----------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.

2    The Fund began operations on November 2, 1998.

3 The performance for "Class A shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.

4 These returns through March 1, 2001 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are substantially similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. For Class C shares, these returns have been restated for the applicable sales charges.

5 These returns from March 4, 2002 through December 31, 2002 are based on the performance of Class A shares. Excluding the effect of any fee waivers or reimbursements Class A shares' average annual total returns are similar to what Institutional Service Class shares would have produced because Institutional Service Class shares would have invested in the same portfolio of securities as Class A shares. The returns do not reflect additional fees applicable to such shares; if these fees were reflected, the annual returns for Institutional Service Class shares would have been lower.

6 The Russell 1000(R) Value Index is an unmanaged index of large capitalization value securities of U.S. companies included in the Russell 1000(R) Value Index. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FUND SUMMARIES - GARTMORE LARGE CAP VALUE FUND


================================================================================


FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

                                                                Institutional
Shareholder Fees(1)                                                   Service
(paid directly from your          Class A   Class B   Class C           Class
investment)                        shares    shares    shares          shares
-----------------------------------------------------------------------------
 Maximum Sales Charge             5.75%(2)  None         1.00%           None
 (Load) imposed on
 purchases (as a percentage
 of offering price)
-----------------------------------------------------------------------------
 Maximum Deferred Sales           None(3)    5.00%4   1.00%(5)           None
 Charge (Load) imposed on
 redemptions (as a
 percentage of original
 purchase price or sale
 proceeds, as applicable)
-----------------------------------------------------------------------------

                                                                Institutional
                                                                      Service
 Annual Fund Operating Expenses   Class A   Class B   Class C           Class
 (deducted from Fund assets)      shares    shares    shares           shares
-----------------------------------------------------------------------------
 Management Fees                     0.75%     0.75%     0.75%          0.75%
-----------------------------------------------------------------------------
 Distribution and/or
 Service (12b-1) Fees                0.25%     1.00%     1.00%           None
-----------------------------------------------------------------------------
 Other Expenses(6)                   0.48%     0.33%     0.33%          0.48%
=============================================================================
 TOTAL ANNUAL FUND                   1.48%     2.08%     2.08%          1.23%
 OPERATING EXPENSES

 Amount of Fee
 Waiver/Expense
 Reimbursement                       0.08%     0.08%     0.08%          0.08%
=============================================================================
 TOTAL ANNUAL
 FUND OPERATING
 EXPENSES (AFTER
 WAIVERS/REIMBURSEMENTS)(7)          1.40%     2.00%     2.00%          1.15%

----------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front- end Sales Charges-Class A and D shares" on page 20.

3 A CDSC of up to 0.50% may be imposed on certain redemptions of Class A shares purchased without a sales charge. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" on page 23, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 21.

4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C Shares" beginning on page 23.

5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares- Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 23.

6 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

7 GMF and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding 1.00% for Class A, Class B, Class C and Institutional Service Class shares at least through February 29, 2004. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 year   3 years   5 years   10 years
--------------------------------------------------------------------
 Class A shares              $ 709(1)  $  1,009  $  1,329  $   2,235
--------------------------------------------------------------------
 Class B Shares              $   703   $    944  $  1,311  $   2,176
--------------------------------------------------------------------
 Class C Shares              $   403   $    738  $  1,200  $   2,480
--------------------------------------------------------------------
 Institutional Service       $   117   $    382  $    668  $   1,482
 Class Shares

You would pay the following expenses on the same investment if you did not sell your shares(2):

                              1 year    3 years   5 years   10 years
--------------------------------------------------------------------
 Class B Shares              $   203   $    644  $  1,111  $   2,176
--------------------------------------------------------------------
 Class C Shares              $   301   $    738  $  1,200  $   2,480

----------------
1    Assumes a CDSC will not apply.

2 Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more) and Institutional Service Class shares do not change whether or not you sell your shares.

FUND SUMMARIES - GARTMORE MID CAP GROWTH FUND


================================================================================


OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital appreciation.

To achieve its objective under normal conditions the Fund will invest at least 80% of its net assets in equity securities of mid-capitalization companies (mid-cap companies). Mid cap companies are companies having a market capitalization within the range of the companies included in the Russell Midcap(R) Index(1) at the time of investment. The Russell Midcap Index is composed of 800 stocks of medium-size companies with market capitalizations as of June 30, 2002 ranging primarily between $1.3 billion and $ 10.8 billion. Due to market fluctuations, the current market capitalization of the companies within the Russell Midcap Index may be higher or lower over time.

The Fund's investment style focuses on growth companies that are reasonably priced.

In analyzing specific companies for possible investment, the Fund's portfolio manager reviews the earnings growth of all publicly traded mid-cap companies over the past three years and makes investments based on several of the following characteristics:

- Above-average, consistent earnings growth and superior forecasted growth versus the market;
-    Financial strength and stability;
-    A healthy balance sheet;
-    Strong competitive advantage within its industry;
-    Positive investor sentiment;
-    Relative market value; and
-    Strong management team.

The Fund primarily invests in equity securities which may include common stock, preferred stocks, convertible securities and warrants. The Fund typically invests in securities issued by approximately 60 to 80 companies with 1 - 3% of the Fund's net assets in securities of a particular issuer.

----------------
1 The Russell Midcap(R) Index is a registered service mark of the Frank Russell Company, which does not sponsor and is no way affiliated with the Fund.

The Fund's portfolio manager considers whether to sell a particular security based on the following criteria:

-    Change in company fundamentals from the time of original investment;
- When valuation measures deteriorate to where other attractive stocks are available more cheaply;
-    Financial strength and stability of the issuer weakens; and
- When market capitalization reaches the upper boundaries of the investable universe.

The Fund may also engage in securities lending in order to generate additional income.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MID-CAP RISK. The Fund focuses on a narrower portion of the overall stock market by investing primarily in mid-cap companies and therefore is subject to the risks associated with mid-sized companies. The Fund's investment in mid-sized companies are riskier than investments in larger, more established companies. The stocks of mid- sized companies may be less stable in price and less liquid than the stocks of larger companies.

FUND SUMMARIES - GARTMORE MID CAP GROWTH FUND


================================================================================


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 15.

PERFORMANCE

No performance information is provided because the Fund did not commence operations until October 1, 2002.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

                                                         Institutional
Shareholder Fees(1)                                         Service      Institutional
(paid directly from your   Class A   Class B   Class C       Class           Class
investment)                 shares    shares    shares       shares          shares
=======================================================================================
 Maximum Sales
 Charge (Load) imposed
 upon purchases
 (as a percentage of
 offering price)           5.75%(2)     None      1.00%           None            None
---------------------------------------------------------------------------------------
 Maximum Deferred
 Sales Charge (Load)
 imposed on redemptions
 (as a percentage
 of original purchase
 price or sale
 proceeds, as
 applicable)               None(3)   5.00%(4)  1.00%(5)           None            None
---------------------------------------------------------------------------------------
 Redemption/Exchange
 Fee (as percentage of
 amount redeemed
 or exchanged)6               1.50%     1.50%     1.50%           1.50%           1.50%
=======================================================================================

                                                          Institutional
 Annual Fund Operating                                          Service   Institutional
 Expenses (deducted        Class A   Class B   Class C            Class           Class
 from Fund assets)         shares    shares    shares            shares          shares

 Management Fees(7)           0.75%     0.75%     0.75%           0.75%           0.75%
---------------------------------------------------------------------------------------
 Distribution and/or
 Service (12b-1) Fees         0.25%     1.00%     1.00%            None            None
 Other Expenses8              0.65%     0.50%     0.50%           0.75%           0.50%
=======================================================================================
 TOTAL ANNUAL FUND
 OPERATING EXPENSES           1.65%     2.25%     2.25%           1.50%           1.25%

 Amount of Fee
 Waiver Expense
 Reimbursement                0.10%     0.10%     0.10%           0.10%           0.10%
=======================================================================================
 TOTAL ANNUAL
 FUND OPERATING
 EXPENSES
 (AFTER WAIVERS/
 REIMBURSEMENTS)(9)           1.55%     2.15%     2.15%           1.40%           1.15%

---------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front End Sales Charges-Class A and Class D shares" on page 20.


                                                                              13

FUND SUMMARIES - GARTMORE MID CAP GROWTH FUND


================================================================================


3 A CDSC of up to 0.50% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 23, and "Buying, Selling and Exchanging Fund Shares-Buying shares-Class A Purchases not Subject to a Sales Charge" beginning on page 21.

4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" beginning on page 23.

5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares- Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page 23.

6 A redemption/exchange fee of 1.50% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Exchanging Fund Shares-Excessive Exchange Activity" on page 27.

7 The Fund commenced operations on October 1, 2002. As a result, the management fee represents the maximum fee which could be paid to GMF under its agreement with the Fund.

8 As a new fund, these are estimates for the current fiscal year ending October 31, 2003. These estimates do not take into account the expense limitation agreement between the Fund and GMF.

9 GMF and the Fund have entered into a written contract limiting total fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding 1.15% for each Class at least through February 29, 2004. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of the Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 year    3years
=======================================================
 Class A Shares                      $ 724(1)  $  1,056
-------------------------------------------------------
 Class B Shares                      $   718   $    994
-------------------------------------------------------
 Class C Shares                      $   418   $    787
-------------------------------------------------------
 Institutional Service Class Shares  $   143   $    464
-------------------------------------------------------
 Institutional Class Shares          $   117   $    387

You would pay the following expenses on the same investment if you did not sell your shares(2):

                                      1 year    3 years
=======================================================
 Class B Shares                      $   218   $    694
-------------------------------------------------------
 Class C Shares                      $   316   $    787

----------------
1    Assumes a CDSC will not apply.

2 Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

MORE ABOUT THE FUNDS


================================================================================


TEMPORARY INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Fund may invest. Should this occur, a Fund will not be be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information ("SAI") contains additional information about each of the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

CONVERTIBLE SECURITIES. (NATIONWIDE, GROWTH) The Fund may invest in convertible securities-also known as convertibles- including bonds, debentures, notes, preferred stocks and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," better paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non- convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a rating agency, or they are not rated at all.

PREFERRED STOCK (MID CAP GROWTH). Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer.

WARRANTS (MID CAP GROWTH). A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

MANAGEMENT


================================================================================


INVESTMENT ADVISER

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Funds' assets and supervises the daily business affairs of the Funds. Subject to the supervision and direction of the Trustees, GMF may allocate the Gartmore Large Cap Value Fund's assets among one or more subadvisers and evaluates and monitors the performance of subadvisers. GMF is authorized to select and place portfolio investments on behalf of such Fund. However, GMF does not intend to do so at this time. GMF was organized in 1999 and advises mutual funds. As of December 31, 2002, GMF and its affiliates had approximately $30.3 billion in assets under management, including approximately $14.7 billion managed by GMF.

Each Fund pays GMF a management fee which is based on the Fund's average daily net assets. The total management fees paid by each Fund for the fiscal year ended October 31, 2002 (including any fees paid to a sub- adviser), expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, were as follows:

 Fund                             Fee
-------------------------------------
 Gartmore Nationwide Fund       0.57%
 Gartmore Growth Fund           0.59%
 Gartmore Large Cap Value Fund  0.75%

The Mid Cap Growth Fund pays GMF a management fee, which is based on the Fund's average daily net assets, of 0.75%.

PORTFOLIO MANAGERS - GARTMORE NATIONWIDE FUND

Simon Melluish and William H. Miller are portfolio co-managers of the Fund. Mr. Melluish joined Gartmore Investment Management plc ("GIM"), an affiliate of GMF, in 1995 as an Investment Manager for the Global Portfolio Team. In July 2000, he was appointed head of U.S. equities for GIM. Mr. Melluish is a senior portfolio manager for GMF and also currently co-manages the Gartmore GVIT Nationwide Fund and manages the Gartmore Nationwide Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund.

Mr. Miller began co-managing the Fund and the Gartmore GVIT Nationwide Fund on September 1, 2000. Prior to joining GMF in July 1999, Mr. Miller held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager, Delaware Management Company (1995-1997).

PORTFOLIO MANAGER - GARTMORE GROWTH FUND

Christopher Baggini is the Gartmore Growth Fund's portfolio manager. As portfolio manager, Mr. Baggini is responsible for the day-to-day management of the Fund and the selection of the Fund's investments.

Mr. Baggini joined GMF in March 2000. Prior to joining GMF, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors from November 1996 to March 2000.

PORTFOLIO MANAGER - GARTMORE MID CAP GROWTH FUND

Robert D. Glise, CFA, is the Gartmore Mid Cap Growth Fund's portfolio manager. As the portfolio manager, Mr. Glise is responsible for the day-to-day management of the Fund and the selection of the Fund's investments. Mr. Glise joined GMF in April 2002. Prior to April 2002, Mr. Glise was Senior Portfolio Manager and Partner of Munder Capital Management and portfolio manager of the Munder MidCap Select Fund as well as co-manager of the Munder Small Company Growth Fund. Prior to that, Mr. Glise was a portfolio manager for the Eaton Corporation from April 1993 to January 1998.

MULTI-MANAGER STRUCTURE

GMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows GMF to hire, replace or terminate a subadviser (except hiring a subadviser which is an affiliate of GMF) without the approval of shareholders. The order also allows GMF to revise a subadvisory agreement with a non-affiliate subadviser with Trustee approval but without shareholder approval. Currently, the Gartmore Large Cap Value Fund is subadvised by NorthPointe, an affiliate of GMF. If a new non-affiliate subadviser is hired for this Fund, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility.

GMF provides the following oversight and evaluation services  to the Funds:

-    performing initial due diligence on prospective subadvisers for a Fund.
- monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations.
-    communicating performance expectations and evaluations to the subadvisers.
- ultimately recommending to the Board of Trustees whether a sub- adviser's contract should be renewed, modified or terminated.

GMF does not expect to recommend frequent changes of subadvisers. GMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or the Funds will obtain favorable results at any given time.

MANAGEMENT


================================================================================


SUBADVISER FOR THE GARTMORE LARGE CAP VALUE FUND

Subject to the supervision of GMF and the Trustees, NorthPointe will manage the Fund's assets in accordance with the Fund's investment objective and strategies. NorthPointe makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

NorthPointe Capital, LLC (NorthPointe) 101 West Big Beaver, Suite 1125, Troy, Michigan 48084, was organized in 1999 and manages the Fund, as well as several other mutual funds and institutional accounts. Prior to March 1, 2001, the Gartmore Large Cap Value Fund was managed by Brinson Partners, Inc.

Out of its management fee, GMF paid NorthPointe an annual subadvisory fee for the fiscal year ended October 31, 2002, based on the Fund's average daily net assets, of 0.35%.

PORTFOLIO MANAGERS - GARTMORE LARGE CAP VALUE FUND

Peter James Cahill is the lead portfolio manager of the Gartmore Large Cap Value Fund. He is assisted by Jeffrey C. Petherick and Mary C. Champagne in the Fund's management. Mr. Cahill joined NorthPointe in January 2000. He was with Loomis, Sayles & Company L.P. from May 1997 to January 2000 as a Director of quantitative research. Prior to May 1997, Mr. Cahill was a quantitative researcher for Bank of America.

Mr. Petherick and Ms. Champagne joined NorthPointe in January 2000, and currently co-manage several Gartmore Funds. Between June 1995 and January 2000, they co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund.

BUYING, SELLING AND EXCHANGING FUND SHARES


================================================================================


CHOOSING A SHARE CLASS

As noted in the Fund Summaries, each Fund offers different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Funds are available to all investors; Class D, Institutional Service Class and Institutional Class shares are available to a limited group of investors depending on which Fund you purchase.

The following sales charges will generally apply:

Front-end Sales Charge when you purchase:

-    Class A shares
-    Class C shares
-    Class D shares

Contingent Deferred Sales Charge (CDSC)(1):

-    Class B shares if you sell your shares within six years of purchase
-    Class C shares if you sell your shares within one year of purchase

No Sales Charges on Institutional Service Class or Institutional Class shares.

Sales charges are paid to the Funds' distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class A, Class B and Class C shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers for distribution and shareholder services.

Class A, Class D and Institutional Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the Class A, Class D and Institutional Service Class shares.

If you want lower annual fund expenses, Class A shares (and Class D, Institutional Service Class or Institutional Class shares if they are available and you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you wish to pay a lower front-end sales charge than you would for Class A shares and are uncertain as to how long you may hold your

WHEN CHOOSING A SHARE CLASS, CONSIDER THE FOLLOWING:

Class A and D shares              Class B shares                     Class C shares
-------------------------------------------------------------------------------------------------
Front-end sales charge means      No front-end sales charge, so      Front-end sales charge
that a  portion of your initial   your full investment               means that a portion of
investment goes  toward the       immediately goes toward            your initial investment goes
sales charge, and is  not         buying shares                      toward the sales charge
invested                                                             and is not invested. Front-
                                                                     end Sales Charge on Class
                                                                     C is lower than Class A
                                                                     and Class D
-------------------------------------------------------------------------------------------------
Reductions and waivers of the     No reductions of the CDSC          Like Class B shares, no
sales  charge available           available, but waivers available   reductions of the CDSC are
                                                                     available, but waivers are
                                                                     available
-------------------------------------------------------------------------------------------------
Lower expenses than Class B       Higher distribution and service    Higher distribution and
and  Class C shares mean          fees than Class A and Class D      service fees than Class A
higher dividends  per share       shares mean higher fund            and Class D shares mean
                                  expenses and lower dividends       higher fund expenses and
                                  per share                          lower dividends per share
-------------------------------------------------------------------------------------------------
Conversion features are not       After seven years, Class B         Unlike Class B shares,
applicable                        shares convert into Class A        Class C shares do not
                                  shares, which reduces your         automatically convert into
                                  future fund expenses               another class
-------------------------------------------------------------------------------------------------
No sales charge when              CDSC if shares are sold within     CDSC of 1% is applicable if
shares are  sold back             six years: 5% in the first year,   shares are sold in  the first
to a Fund(1)                      4% in the second, 3% in the        year after purchase
                                  third and fourth years, 2% in
                                  the fifth,  and 1% in the sixth
                                  year
-------------------------------------------------------------------------------------------------
No maximum investment limit       Investments of $250,000 or         Investments of $1,000,000
                                  more may be Rejected(2)            or more may be Rejected(3)

--------------------------------
1 A CDSC of up to 0.50% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee has been paid.

2    This limit was calculated based on a seven year holding period.

3    This limit was calculated based on a one year holding period.

BUYING, SELLING AND EXCHANGING FUND SHARES


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shares, Class C shares may be right for you. Each Fund reserves the right to reject an order of $250,000 or more for Class B shares or $1,000,000 or more for Class C shares and an order for Class B shares for Individual Retirement Accounts (IRA accounts) for shareholders 70 1/2 years old and older.

For investors who are eligible to purchase Class D, Institutional Class and Institutional Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares.

WHO CAN BUY INSTITUTIONAL SERVICE CLASS SHARES

The Institutional Service Class shares are available for purchase only by the following:

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans
- tax-exempt employee benefit plans for which third party administrators provide recordkeeping services and are compensated by a Fund for such services
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
- registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by a Fund for services it provides
- life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the "Code") or qualified plans adopted pursuant to
     Section 401(a) of the Code.

WHO CAN BUY INSTITUTIONAL CLASS SHARES

The Institutional Class shares are available for purchase only by the following:

-    funds of funds offered by the Distributor or other affiliates of the Trust
- tax-exempt employee benefit plans if no third party administrator for the plan receives compensation from the Funds
- institutional advisory accounts of GMF or its affiliates and those having client relationships with an affiliate of GMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee
- registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser is affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

WHO CAN BUY CLASS D SHARES

Class D shares are available for purchase by the following:

- Investors who received Class D shares of a Fund in the reorganization of Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust into Gartmore Mutual Funds in May 1998, as long as you purchase the Class D shares through the same account and in the same capacity
- Persons eligible to purchase Class D shares without a sales charge as described below or in the SAI

BUYING, SELLING AND EXCHANGING FUND SHARES


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BUYING SHARES

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, NAV is based on the market value of the securities owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund, allocable to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not calculate NAV on the following days:

-    New Year's Day
-    Martin Luther King, Jr. Day
-    Presidents' Day
-    Good Friday
-    Memorial Day
-    Independence Day
-    Labor Day
-    Thanksgiving Day
-    Christmas Day
-    Other days when the New York Stock Exchange is not open.

Each Fund reserves the right not to determine NAV when:

-    It has not received any orders to purchase, sell or exchange shares.
-    Changes in the value of that Fund's portfolio do not affect the NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust ("GSA"), as the Funds' administrator, or its agent, determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

MINIMUM INVESTMENTS-CLASS A, B, C & D SHARES

 To open an account (per Fund)       $    2,000
-----------------------------------------------
 To open an IRA account
 (per Fund)                          $    1,000
-----------------------------------------------
 Additional investments
 (per Fund)                          $      100
-----------------------------------------------
 To start an Automatic Asset
 Accumulation Plan                   $    1,000
-----------------------------------------------
 Additional Automatic Asset
 Accumulation Plan
 per transaction                     $       50
-----------------------------------------------

 MINIMUM INVESTMENTS-INSTITUTIONAL SERVICE CLASS

 To open an account
 (per Fund)                          $   50,000
-----------------------------------------------
 Additional investments                    None
-----------------------------------------------

 MINIMUM INVESTMENTS-INSTITUTIONAL CLASS

 To open an account
 (per Fund)                          $1,000,000
-----------------------------------------------
 Additional investments                   None
-----------------------------------------------

If you purchase shares through an account at a broker, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. Call 1-800-848-0920 for more information.

IN-KIND PURCHASES. The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

FRONT-END SALES CHARGES
CLASS A, CLASS C AND CLASS D SHARES

The charts below show the applicable Class A and Class D front-end shares sales charges, which decrease as the amount of your investment increases.


CLASS A SHARES
                         Sales Charge         Dealer
                             as % of        Commission
                       --------------------   as % of
                       Offering    Amount    Offering
Amount of purchase       Price    Invested     Price
------------------------------------------------------
 Less than $50,000         5.75%      6.10%      5.00%
------------------------------------------------------
 $50,000 to $99,999        4.75       4.99       4.00
------------------------------------------------------
 $100,000 to $249,999      3.50       3.63       3.00
------------------------------------------------------
 $250,000 to $499,999      2.50       2.56       2.00
------------------------------------------------------
 $500,000 to $999,999      2.00       2.04       1.75
------------------------------------------------------
 $1 million or more        None       None       None

CLASS D SHARES
                               Sales Charge         Dealer
                                  as % of         Commission
                            --------------------   as % of
                             Offering    Amount    Offering
Amount of purchase             Price    Invested     Price
-----------------------------------------------------------
 Less than $50,000              4.50%      4.71%      4.00%
 $50,000 to $99,999             4.00       4.17       3.50
 $100,000 to $249,999           3.00       3.09       2.50
 $250,000 to $499,999           2.50       2.56       1.75
 $500,000 to $999,999           2.00       2.04       1.25
 $1 million to $24,999,999      0.50       0.50       0.50
 $25 million or more            None       None       None

BUYING, SELLING AND EXCHANGING FUND SHARES


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CLASS C SHARES

Sales of Class C shares will be charged a sales charge of 1.00% of the offering price (1.01% of the amount invested).

CLASS A PURCHASES NOT SUBJECT TO A SALES CHARGE

There are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. You can purchase $1 million or more in Class A shares of one or more Gartmore Funds (including the Funds) at one time, or you can utilize the Family Member Discounts, Lifetime Additional Discounts and Letter of Intent Discounts as described below. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 0.50% if you redeem any Class A share sold without a sales charge and for which a finder's fee was paid within 18 months of the date of purchase. (See "Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 0.50% on investments made in Class A shares of the Funds with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

REDUCTION OF CLASS A AND CLASS D SALES CHARGES

Shareholders can reduce or eliminate Class A and Class D shares' initial sales charge through one or more of the discounts described below:

-    An increase in the amount of your investment. The above tables show how the
     ---------------------------------------------
     sales charge decreases as the amount of your investment increases.

-    Family Member Discount. Members of your family who live at the same address
     ----------------------
     can combine investments in the Gartmore Funds (except purchases of the Gartmore Money Market Fund), possibly reducing the sales charge.

-    Lifetime Additional Discount. You can add the value of any of the Gartmore
     ----------------------------
     Funds' Class A and Class D shares (except the Gartmore Money Market Fund) you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.

-    Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds
     -------------------------------------------------
     of an insurance policy issued by any member of Nationwide Insurance to purchase Class A or Class D shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

-    No sales charge on a repurchase. If you sell Fund shares from your account,
     -------------------------------
     we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A and Class D shares that you buy within 30 days of selling Class A or Class D shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

-    Letter of Intent Discount. State in writing that during a 13-month period
     -------------------------
     you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares (excluding the Gartmore Money Market Fund) and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER OF CLASS A AND CLASS D SALES CHARGES

The Class A and Class D sales charges will be waived for the following purchasers:

- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons. (Class A shares only)

- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor. (Class A shares only)

- Any person who pays for the shares with the proceeds of one of the following sales:

-    Sales of non-Gartmore Fund shares

     - Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead

     - Sales of Class A shares of another Gartmore Fund when they purchase Class D shares with the proceeds (this waiver only applies for purchasers eligible to purchase Class D shares)

          To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver). (Class A and Class D shares for those Funds which have Class D shares)

- Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Code. (Class A shares only)

BUYING, SELLING AND EXCHANGING FUND SHARES


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- Trustees and retired Trustees of Gartmore Mutual Funds (including its predecessor Trusts). (Class A and Class D shares for those Funds which have Class D shares)

- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grand-children) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF, GSA and their affiliates. (Class A and Class D shares for those Funds which have Class D shares)

- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.). (Class A and Class D shares for those Funds which have Class D shares)

Additional investors eligible for sales charge waivers may be found in the SAI.

WAIVER OF CLASS C SALES CHARGES

Both the front-end sales charge and the CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company. In addition, the front-end sales charge applicable to Class C shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons.

CONVERSION OF CLASS B SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same.

HOW TO PLACE YOUR PURCHASE ORDER

If you wish to purchase Class A, Class B, Class C or Class D shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Eligible entities wishing to purchase Institutional Service Class shares should contact Customer Service at 1-800-848-0920 for more information regarding such purchases.

BY MAIL. Complete and mail the application with a check made payable to:
Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks or money orders.

BY WIRE. You can request that your bank transmit funds (federal funds) by wire to the Funds' custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to a Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of our funds as well as your own personal accounts. You may also perform transactions,

BUYING, SELLING AND EXCHANGING FUND SHARES


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such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:

GARTMORE FUNDS                                                    1-800-848-0920

Our customized voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time. (Monday through Friday).

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communica- tions will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-4920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of householding regula- tory materials.

For additional information on buying shares and shareholder services, call Customer Service or contact your sales representative.

SELLING SHARES

You can sell or, in other words, redeem your shares of the Funds at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after a Fund receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of the sale.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recent- ly purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about a Fund's ability to make such a redemption in kind, see the SAI.

Properly completed orders contain all necessary paper- work to authorize and complete the transaction. The Funds may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a signature guarantee.

RESTRICTIONS ON SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

SIGNATURE GUARANTEE-CLASS A, CLASS B, CLASS C AND CLASS D SHARES

A signature guarantee is required under the following circumstances:

-    if your account address has changed within the last 10 business days, or
- if the redemption check is made payable to anyone other than the registered shareholder, or
- if the proceeds are sent to a bank account not previously designat- ed or changed within the past 10 business days, or
- if the proceeds are mailed to any address other than the address of record, or
- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The amount of the sales charge will decrease as illustrated in the following chart:

                 1      2       3       4       5       6     7 years
Sale within    year   years   years   years   years   years   or more
----------------------------------------------------------------------
Sales charge      5%      4%      3%      3%      2%      1%       0%

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares of the Funds (and therefore pay

BUYING, SELLING AND EXCHANGING FUND SHARES


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no initial sales charge) and then redeem all or part of the shares with- in 18 months after your initial purchase of those shares:

Amount of           $1 million     $25 million
Purchase          to $24,999,999     or more
------------------------------------------------
Amount of CDSC         0.50%           0.25%

The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Funds is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

With respect to the CDSC for all three classes of shares, the CDSC is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit into your account an amount equal to any CDSC on Class B or Class C shares you paid. We will also waive the CDSC on Class B or Class C if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a deter- mination of disability, and for mandatory withdrawals from IRA accounts after age 70 1/2 years. For more information, see the SAI.

REDEMPTION FEES

The Gartmore Mid Cap Growth Fund will assess a redemption fee of 1.50% of the total redemption amount if you sell your shares (of any class) after holding them for less than 90 days. The redemption fee is paid directly to the Fund and is designed to offset brokerage commis- sions and other costs associated with short-term trading of Fund shares. For the purpose of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee may not apply in certain circumstances, such as redemptions of shares held in certain omnibus accounts or retirement plans that can- not implement the redemption fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

HOW TO PLACE YOUR SALE ORDER

You can request the sale of your Class A, Class B, Class C or Class D shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer to the section entitled "Signature Guarantee-Class A, Class B, Class C and Class D shares". Eligible entities wishing to sell Institutional Service Class or Institutional Class shares should contact the Distributor at 1-800- 848-0920 for information regarding such sales.

BY TELEPHONE. Calling 1-800- 848-0920 connects you to our automated voice-response sys- tem, available 24 hours a day, seven days a week, for easy access to mutual fund informa- tion. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use the voice response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Funds will use procedures to confirm that telephone instructions are gen- uine. If a Fund acts on instructions it reasonably believed were gen- uine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

CAPITAL GAINS TAXES
If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more informa- tion, see "Distributions and Taxes-Selling Fund Shares" on page 28

BUYING, SELLING AND EXCHANGING FUND SHARES


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BY BANK WIRE. A Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848- 0920 or on our website, www.gartmorefunds.com. Your sale of shares will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of our funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. A Fund may terminate the ability to sell Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ACCOUNTS WITH LOW BALANCES-CLASS A, CLASS B, CLASS C AND CLASS D SHARES

If the value of your Class A, B, C or D shares of a Fund falls below $2000 ($1000 for IRA accounts), we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2000 ($1000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B and Class C shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION AND SERVICE FEES

Under the Distribution Plan, Class A, Class B and Class C shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund shall pay amounts not exceeding an annual amount of:


Fund/Class                As a % of daily net assets

Class A shares   0.25% (distribution or service fee)
----------------------------------------------------
Class B shares   1.00% (0.25% service fee)
----------------------------------------------------
Class C shares   1.00% (0.25% service fee)

Class D, Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

BUYING, SELLING AND EXCHANGING FUND SHARES


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Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING SHARES

You can exchange the shares you own for shares of another Fund with-in Gartmore Funds (except the Gartmore Morley Capital Accumulation Fund or any other Gartmore Fund not currently accepting purchase orders) so long as they are the same class of shares, both accounts have the same owner, and your first pur-chase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of any one of the Funds for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B, Class C or Class D shares of another Fund.

Generally, there is no sales charge for exchanges of Class B, Class C, Class D, Institutional Class or Institutional Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another Gartmore Fund (including a Fund) and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund (see the prospectus for the original Gartmore Fund purchased for more information). If you exchange Prime Shares of the Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Money Market Fund. Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B, Class C, Class D and Institutional Service Class shares of the Funds. If you exchange Class B or Class C shares (or certain Class A shares sub- ject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

CAPITAL GAINS TAXES
Exchanging shares is considered a sale and purchase of shares for federal and state income tax pur- poses. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more informa- tion, see "Distribution and Taxes-Exchanging Fund Shares" on page 28.

HOW TO PLACE YOUR EXCHANGE ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page 22 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-848-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic exchange privileges unless you decline this option on your applica- tion. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

BUYING, SELLING AND EXCHANGING FUND SHARES


================================================================================


EXCESSIVE EXCHANGE ACTIVITY

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of a Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addi- tion, the following Gartmore Funds (including certain of the Funds) may assess the fee listed below on the total value of shares that are redeemed from one of these funds or exchanged out of one of these funds into another Gartmore fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund):

 Fund                                                              Exchange Fee
-------------------------------------------------------------------------------
 Gartmore Emerging Markets Fund. . . . . . . . . . . . . . . . . . . . .  2.00%

 Gartmore International Growth Fund. . . . . . . . . . . . . . . . . . .  2.00%

 Gartmore International Small Cap Growth Fund. . . . . . . . . . . . . .  2.00%

 Gartmore Global Financial Services Fund . . . . . . . . . . . . . . . .  2.00%

 Gartmore Global Utilities Fund. . . . . . . . . . . . . . . . . . . . .  2.00%

 Gartmore Global Health Sciences Fund. . . . . . . . . . . . . . . . . .  2.00%

 Gartmore Worldwide Leaders Fund . . . . . . . . . . . . . . . . . . . .  2.00%

 Gartmore Nationwide Leaders Fund. . . . . . . . . . . . . . . . . . . .  2.00%

 Gartmore U.S. Growth Leaders Fund . . . . . . . . . . . . . . . . . . .  2.00%

 Gartmore Global Technology and  Communications Fund . . . . . . . . . .  2.00%

 Gartmore Micro Cap Equity Fund. . . . . . . . . . . . . . . . . . . . .  1.50%

 Gartmore Mid Cap Growth Fund. . . . . . . . . . . . . . . . . . . . . .  1.50%

 Gartmore Millennium Growth Fund . . . . . . . . . . . . . . . . . . . .  1.50%

 Gartmore Value Opportunities Fund . . . . . . . . . . . . . . . . . . .  1.50%

 Nationwide Small Cap Fund . . . . . . . . . . . . . . . . . . . . . . .  1.50%

The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

DISTRIBUTIONS AND TAXES


================================================================================


The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income. For tax advice regarding your personal tax situation, please speak with your tax adviser.


DISTRIBUTIONS OF INCOME DIVIDENDS

Each quarter, each Fund distributes any available income dividends to shareholders. Income dividends are taxable to you as ordinary income, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported on Form 1099, which we will send to you during tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS OF CAPITAL GAINS

Capital gains, if any, realized by the Fund (meaning the excess of gains from sales of securities over any losses from sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as such no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%. The tax status of capital gains distributed to you during the year will be reported on a Form 1099. You will incur tax liability on distributions whether you take payment in cash or reinvest them to purchase additional Fund shares. For more information regarding capital gains tax rates, speak with your tax adviser.

REINVESTING DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the applicable Fund. You may request a payment in cash in writing if distributions are in excess of $5. You will be subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or
(2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be cancelled and the money reinvested in a Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs the Fund to withhold a portion of such distributions and proceeds.

When withholding is required, the amount will be 30% for calendar year 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

CHANGING YOUR DISTRIBUTION OPTION
If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

STATE AND LOCAL TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING FUND SHARES

When you sell your shares in a Fund, you may realize a capital gain or loss, which is subject to federal income tax. The amount of tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed at a maximum rate of 20%; and short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you may have.

EXCHANGING FUND SHARES

Exchanging your shares of a Fund for another Fund within the Gartmore Funds is considered a sale for income tax purposes. Therefore, you may have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset certain capital gains you may have.

NON-U.S. INVESTORS

Non-U.S. investors may be subject to U.S. withholding of estate tax, and are subject to special U.S. tax certification requirements.

FINANCIAL HIGHLIGHTS


================================================================================


The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years or, if the Fund has not been in operation for the past five years, for the life of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the year ended October 31, 2002 has been audited by Pricewaterhouse Coopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors. The tables for the Nationwide and Growth Funds for 1998 reflect information for one Class D share outstanding through the periods ended October 31 (prior to May 11, 1998, shares were without designation). The tables for these Funds also include information for the Class A and Class B shares for the period from May 11, 1998 to October 31, 1998 and for the years ended October 31, 1999, October 31, 2000, and October 31, 2001, for the Class C shares for the period from March 1, 2001 to October 31, 2001 and for Institutional Service Class shares for the period from January 2, 2002 to October 31, 2002. The information for the Gartmore Large Cap Value Fund reflects the performance for the life of the Fund. Class A, Class B, Class C and Institutional Service Class shares for the Gartmore Mid Cap Growth Fund had not commenced operations as of October 31, 2002.

FINANCIAL HIGHLIGHTS


================================================================================


GARTMORE NATIONWIDE FUND

                                                         INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                                                  -------------------------------------  --------------------------------------
                                                                  NET
                                                                REALIZED
                                         NET                      AND
                                        ASSET        NET       UNREALIZED      TOTAL
                                        VALUE,    NVESTMENT      GAINS         FROM          NET         NET
                                      BEGINNING    IINCOME    (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                      OF PERIOD     (LOSS)    INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS
------------------------------------  ----------  ----------  ------------  -----------  -----------  ---------  --------------
 CLASS A SHARES
 Period Ended October 31, 1998 (c)    $    29.94       0.06          0.38         0.44        (0.08)         -           (0.08)
 Year Ended October 31, 1999          $    30.30       0.17          2.84         3.01        (0.11)     (0.49)          (0.60)
 Year Ended October 31, 2000          $    32.71       0.16          0.14         0.30        (0.17)     (2.04)          (2.21)
 Year Ended October 31, 2001          $    30.80       0.08         (5.66)       (5.58)       (0.10)     (8.37)          (8.47)
 Year Ended October 31, 2002          $    16.75       0.07         (1.68)       (1.61)       (0.08)         -           (0.08)

 CLASS B SHARES
 Period Ended October 31, 1998 (c)    $    29.94          -          0.27         0.27        (0.03)         -           (0.03)
 Year Ended October 31, 1999          $    30.18      (0.03)         2.79         2.76            -      (0.49)          (0.49)
 Year Ended October 31, 2000          $    32.45      (0.06)         0.13         0.07            -      (2.04)          (2.04)
 Year Ended October 31, 2001          $    30.48      (0.06)        (5.65)       (5.71)           -      (8.37)          (8.37)
 Year Ended October 31, 2002          $    16.40      (0.03)        (1.65)       (1.68)           -          -               -

 CLASS C SHARES
 Period Ended October 31, 2001 (d)    $    19.12      (0.03)        (2.68)       (2.71)       (0.01)         -           (0.01)
 Year Ended October 31, 2002          $    16.40      (0.03)        (1.65)       (1.68)           -          -               -

 CLASS D SHARES
 Year Ended October 31, 1998 (c)      $    26.57       0.30          6.23         6.53        (0.30)     (2.54)          (2.84)
 Year Ended October 31, 1999          $    30.26       0.25          2.82         3.07        (0.24)     (0.49)          (0.73)
 Year Ended October 31, 2000          $    32.60       0.23          0.12         0.35        (0.24)     (2.04)          (2.28)
 Year Ended October 31, 2001          $    30.67       0.13         (5.65)       (5.52)       (0.14)     (8.37)          (8.51)
 Year Ended October 31, 2002          $    16.64       0.13         (1.69)       (1.56)       (0.12)         -           (0.12)

 INSTITUTIONAL SERVICE CLASS SHARES
 Period Ended October 31, 2002 (e)    $    18.18       0.11         (3.24)       (3.13)       (0.10)         -           (0.10)


                                                                               RATIOS / SUPPLEMENTAL DATA
                                                             ----------------------------------------------------------------
                                                                                            RATIO OF NET
                                                                                             INVESTMENT
                                        NET                      NET       RATIO OF            INCOME
                                       ASSET                   ASSETS      EXPENSES            (LOSS)
                                      VALUE,                  AT END OF   TO AVERAGE         TO AVERAGE
                                      END OF      TOTAL        PERIOD         NET                NET             PORTFOLIO
                                      PERIOD    RETURN (a)     (000S)       ASSETS             ASSETS           TURNOVER (b)
------------------------------------  -------  ------------  -----------  ----------------  ------------------  ------------
 CLASS A SHARES
 Period Ended October 31, 1998 (c)    $ 30.30      1.48%(f)  $    19,746        1.00%  (g)          0.54%  (g)        13.47%
 Year Ended October 31, 1999          $ 32.71        10.05%  $    54,223        0.96%               0.53%             13.88%
 Year Ended October 31, 2000          $ 30.80         1.25%  $    54,537        0.98%               0.54%             90.01%
 Year Ended October 31, 2001          $ 16.75      (23.34%)  $   149,086        1.15%               0.32%             71.36%
 Year Ended October 31, 2002          $ 15.06       (9.64%)  $   362,435        1.14%               0.46%             25.51%

 CLASS B SHARES
 Period Ended October 31, 1998 (c)    $ 30.18     0.90% (f)  $    13,493        1.75%  (g)        (0.20%)  (g)        13.47%
 Year Ended October 31, 1999          $ 32.45         9.22%  $    44,994        1.72%             (0.21%)             13.88%
 Year Ended October 31, 2000          $ 30.48         0.48%  $    47,293        1.73%             (0.20%)             90.01%
 Year Ended October 31, 2001          $ 16.40      (24.19%)  $    36,241        1.85%             (0.30%)             71.36%
 Year Ended October 31, 2002          $ 14.72      (10.24%)  $    31,267        1.80%             (0.18%)             25.51%

 CLASS C SHARES
 Period Ended October 31, 2001 (d)    $ 16.40  (14.16%) (f)  $       175        1.89%  (g)        (0.45%)  (g)        71.36%
 Year Ended October 31, 2002          $ 14.72      (10.24%)  $       212        1.80%             (0.20%)             25.51%

 CLASS D SHARES
 Year Ended October 31, 1998 (c)      $ 30.26        25.73%  $ 2,172,101        0.66%               1.00%             13.47%
 Year Ended October 31, 1999          $ 32.60        10.27%  $ 2,443,493        0.73%               0.78%             13.88%
 Year Ended October 31, 2000          $ 30.67         1.40%  $ 2,085,243        0.78%               0.74%             90.01%
 Year Ended October 31, 2001          $ 16.64      (23.22%)  $ 1,458,371        0.89%               0.64%             71.36%
 Year Ended October 31, 2002          $ 14.96       (9.43%)  $ 1,125,402        0.86%               0.77%             25.51%

 INSTITUTIONAL SERVICE CLASS SHARES
 Period Ended October 31, 2002 (e)    $ 14.95  (17.27%) (f)  $    48,283        0.80%  (g)          0.75%  (g)        25.51%
-------------------------------

(a)  Excludes sales charge.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) Shares first offered to public on May 11, 1998. Upon a Trust Reorganization on May 11, 1998, the existing shares of the Fund were renamed Class D.
(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(e) For the period from January 2, 2002 (commencement of operations) through October 31, 2002.
(f)  Not annualized.
(g)  Annualized.

FINANCIAL HIGHLIGHTS


================================================================================


GARTMORE GROWTH FUND

                                                              INVESTMENT ACTIVITIES               DISTRIBUTIONS
                                                     ---------------------------------------  ----------------------
                                                                       NET
                                                                  REALIZED AND
                                           NET           NET       UNREALIZED       TOTAL
                                      ASSET VALUE,   INVESTMENT       GAINS         FROM          NET         NET
                                        BEGINNING      INCOME      (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED
                                        OF PERIOD      (LOSS)      INVESTMENTS   ACTIVITIES     INCOME       GAINS
------------------------------------  -------------  -----------  -------------  -----------  -----------  ---------
 CLASS A SHARES
 Period Ended October 31, 1998 (c)    $       16.51       (0.02)         (0.47)       (0.49)          .-          -
 Year Ended October 31, 1999          $       16.02        0.01           2.64         2.65        (0.01)     (0.31)
 Year Ended October 31, 2000          $       18.35       (0.08)         (0.84)       (0.92)          .-      (2.44)
 Year Ended October 31, 2001          $       14.99       (0.05)         (5.85)       (5.90)          .-      (3.20)
 Year Ended October 31, 2002          $        5.89       (0.02)         (1.13)       (1.15)          .-          -

 CLASS B SHARES
 Period Ended October 31, 1998 (c)    $       16.51       (0.04)         (0.49)       (0.53)          .-          -
 Year Ended October 31, 1999          $       15.98       (0.06)          2.59         2.53           .-      (0.31)
 Year Ended October 31, 2000          $       18.20       (0.15)         (0.90)       (1.05)          .-      (2.44)
 Year Ended October 31, 2001          $       14.71       (0.10)         (5.87)       (5.97)          .-      (3.20)
 Year Ended October 31, 2002          $        5.54       (0.06)         (1.04)       (1.10)          .-          -

 CLASS C SHARES
 Period Ended October 31, 2001 (d)    $        7.11       (0.03)         (1.53)       (1.56)          .-          -
 Year Ended October 31, 2002          $        5.55       (0.06)         (1.05)       (1.11)          .-          -

 CLASS D SHARES
 Year Ended October 31, 1998 (c)      $       16.32        0.03           2.32         2.35        (0.04)     (2.61)
 Year Ended October 31, 1999          $       16.02        0.03           2.65         2.68        (0.03)     (0.31)
 Year Ended October 31, 2000          $       18.36       (0.05)         (0.84)       (0.89)          .-      (2.44)
 Year Ended October 31, 2001          $       15.03       (0.03)         (5.86)       (5.89)          .-      (3.20)
 Year Ended October 31, 2002          $        5.94       (0.01)         (1.14)       (1.15)          .-          -

 INSTITUTIONAL SERVICE CLASS SHARES
 Period Ended October 31, 2002 (e)    $        6.59       (0.01)         (1.79)       (1.80)          .-          -



                                 DISTRIBUTIONS                            RATIOS / SUPPLEMENTAL DATA
                                 -------------  -----------------------------------------------------------------------------------
                                                                                                          RATIO OF NET
                                                                                            RATIO OF       INVESTMENT
                                                              NET          NET ASSETS       EXPENSES      INCOME (LOSS)
                                                          ASSET VALUE,      AT END OF      TO AVERAGE      TO AVERAGE
                                     TOTAL       END OF      TOTAL           PERIOD           NET             NET       PORTFOLIO
                                 DISTRIBUTIONS   PERIOD    RETURN (a)        (000S)          ASSETS          ASSETS    TURNOVER (b)
-------------------------------  -------------  -------  ---------------  ------------  ----------------  -----------  ------------
 CLASS A SHARES
 Period Ended October 31, 1998 (c)    -   $      16.02     (2.97%)  (f)  $      2,830        1.11%  (g)   (0.38%) (g)        38.61%
 Year Ended October 31, 1999      (0.32)  $      18.35      16.85%       $      7,654        1.04%        (0.02%)            35.18%
 Year Ended October 31, 2000      (2.44)  $      14.99     (6.43%)       $      9,234        1.04%         0.52%)           163.52%
 Year Ended October 31, 2001      (3.20)  $       5.89    (47.33%)       $      5,268        1.33%        (0.60%)           210.72%
 Year Ended October 31, 2002              $       4.74    (19.52%)       $      4,828        1.17%        (0.34%)           241.95%

 CLASS B SHARES
 Period Ended October 31, 1998 (c)     -   $      15.98     (3.21%)  (f)  $      1,557        1.88%  (g)  (1.16%) (g)        38.61%
 Year Ended October 31, 1999       (0.31)  $      18.20      16.12%       $      6,210        1.79%       (0.76%)            35.18%
 Year Ended October 31, 2000       (2.44)  $      14.71     (7.30%)       $      8,180        1.80%       (1.28%)           163.52%
 Year Ended October 31, 2001       (3.20)  $       5.54    (49.10%)       $      4,288        2.12%       (1.36%)           210.72%
 Year Ended October 31, 2002           -   $       4.44    (19.86%)       $      3,299        1.90%       (1.08%)           241.95%

 CLASS C SHARES
 Period Ended October 31, 2001 (d)     -   $       5.55    (21.94%)  (f)  $         58        2.27%  (g)  (1.41%) (g)        10.72%
 Year Ended October 31, 2002           -   $       4.44    (20.00%)       $         52        1.90%       (1.08%)           241.95%

 CLASS D SHARES
 Year Ended October 31, 1998 (c)   (2.65)  $      16.02      15.94%       $    914,178        0.73%        0.19%             38.61%
 Year Ended October 31, 1999       (0.34)  $      18.36      17.07%       $  1,014,687        0.80%         0.19%            35.18%
 Year Ended October 31, 2000       (2.44)  $      15.03     (6.23%)       $    834,816        0.83%       (0.30%)           163.52%
 Year Ended October 31, 2001       (3.20)  $       5.94    (47.07%)       $    385,898        1.10%       (0.38%)           210.72%
 Year Ended October 31, 2002           -   $       4.79    (19.36%)       $    207,357        0.93%       (0.10%)           241.95%

 INSTITUTIONAL SERVICE CLASS SHARES
 Period Ended October 31, 2002 (e)     -   $       4.79    (27.31%)  (f)  $     59,307        0.88%  (g)  (0.11%) (g)       241.95%
-----------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes sales charge.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) Shares first offered to public on May 11, 1998. Upon a Trust Reorganization on May 11, 1998, the existing shares of the Fund were renamed Class D.
(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(e) For the period from January 2, 2002 (commencement of operations) through October 31, 2002.
(f)  Not annualized.
(g)  Annualized.

FINANCIAL


================================================================================


GARTMORE LARGE CAP VALUE FUND

                                                      INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                               ---------------------------------------  ---------------------------------
                                                                 NET
                                      NET                   REALIZED AND                                                     NET
                                     ASSET         NET       UNREALIZED       TOTAL                                         ASSET
                                     VALUE,    INVESTMENT       GAINS         FROM          NET         NET       TOTAL     VALUE,
                                   BEGINNING     INCOME      (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED   DISTRIBU-   END OF
                                   OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES     INCOME       GAINS      TIONS     PERIOD
---------------------------------  ----------  -----------  -------------  -----------  -----------  ---------  ---------  --------
CLASS A SHARES
Period Ended October 31, 1999 (d)  $    10.00        0.07           0.32         0.39        (0.07)         -      (0.07)  $ 10.32
Year Ended October 31, 2000        $    10.32        0.15           0.67         0.82        (0.14)     (0.04)     (0.18)  $ 10.96
Year Ended October 31, 2001        $    10.96        0.10          (0.98)       (0.88)       (0.10)         -      (0.10)  $  9.98
Year Ended October 31, 2002        $     9.98        0.08          (0.82)       (0.74)       (0.08)     (0.41)     (0.49)  $  8.75

CLASS B SHARES
Period Ended October 31, 1999 (d)  $    10.00       (0.02)          0.27         0.25        (0.01)         -      (0.01)  $ 10.24
Year Ended October 31, 2000        $    10.24        0.07           0.68         0.75        (0.11)     (0.04)     (0.15)  $ 10.84
Year Ended October 31, 2001 (e)    $    10.84        0.02          (0.98)       (0.96)       (0.02)         -      (0.02)  $  9.86
Year Ended October 31, 2002        $     9.86        0.01          (0.80)       (0.79)       (0.02)     (0.41)     (0.43)  $  8.64

CLASS C SHARES
Period Ended October 31, 2001 (f)  $    11.21        0.02          (1.34)       (1.32)       (0.04)         -      (0.04)  $  9.85
Year Ended October 31, 2002        $     9.85        0.01          (0.79)       (0.78)       (0.03)     (0.41)     (0.44)  $  8.63

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 1999 (d)  $    10.00        0.08           0.33         0.41        (0.06)         -      (0.06)  $ 10.35
Year Ended October 31, 2000        $    10.35        0.16           0.67         0.83        (0.16)     (0.04)     (0.20)  $ 10.98
Year Ended October 31, 2001        $    10.98        0.12          (0.98)       (0.86)       (0.09)         -      (0.09)  $ 10.03
Year Ended October 31, 2002 (g)    $    10.03        0.06           1.04         1.10        (0.03)     (0.41)     (0.44)  $ 10.69



                                                                           RATIOS / SUPPLEMENTAL DATA
                                                ---------------------------------------------------------------------------------
                                                                                                          RATIO OF
                                                                           RATIO OF                         NET
                                                                              NET         RATIO OF       INVESTMENT
                                                                          INVESTMENT      EXPENSES         INCOME
                                                    NET       RATIO OF      INCOME       (PRIOR TO         (LOSS)
                                                  ASSETS      EXPENSES      (LOSS)       REIMBURSE-      (PRIOR TO
                                                 AT END OF   TO AVERAGE   TO AVERAGE       MENTS)      REIMBURSEMENTS)  PORTFOLIO
                                      TOTAL       PERIOD         NET          NET        TO AVERAGE      TO AVERAGE     TURNOVER
                                   RETURN (a)     (000S)       ASSETS       ASSETS     NET ASSETS (b)  NET ASSETS (b)     (c)
---------------------------------  -----------  -----------  -----------  -----------  --------------  --------------  ----------
CLASS A SHARES
Period Ended October 31, 1999 (d)    3.86% (h)  $    25,883    1.15% (i)    0.85% (i)       1.87% (i)       0.13% (i)     120.94%
Year Ended October 31, 2000          8.09%      $    30,726    1.15%        1.47%           1.77%           0.85%          88.41%
Year Ended October 31, 2001         (8.07%)     $    27,824    1.15%        0.96%           1.64%           0.47%         156.09%
Year Ended October 31, 2002         (7.98%)     $    23,581    1.36%        0.81%           1.48%           0.69%          91.03%

CLASS B SHARES
Period Ended October 31, 1999 (d)    2.50% (h)  $       155    1.90% (i)    0.13% (i)       5.34% (i)      (3.31%)(i)     120.94%
Year Ended October 31, 2000          7.42%      $       408    1.90%        0.70%           3.56%          (0.96%)         88.41%
Year Ended October 31, 2001 (e)     (8.84%)     $       528    1.90%        0.21%           3.24%          (1.13%)        156.09%
Year Ended October 31, 2002         (8.53%)     $       576    2.02%        0.14%           2.17%          (0.01%)         91.03%

CLASS C SHARES
Period Ended October 31, 2001 (f)  (11.82%)(h)  $        58    1.90% (i)    0.11% (i)       3.94% (i)      (1.93%)(i)     156.09%
Year Ended October 31, 2002         (8.50%)     $        80    2.03%        0.13%           2.15%           0.01%          91.03%

INSTITUTIONAL SERVICE CLASS
SHARES
Period Ended October 31, 1999 (d)    4.05% (h)  $       755    1.00% (i)    0.77% (i)       4.21% (i)      (2.44%)(i)     120.94%
Year Ended October 31, 2000          8.20%      $     1,645    1.00%        1.56%           1.64%           0.92%          88.41%
Year Ended October 31, 2001         (7.86%)     $        68    1.00%        1.03%           1.44%           0.59%         156.09%
Year Ended October 31, 2002 (g)     11.26% (h)  $         -    0.97% (i)    1.62% (i)       1.39% (i)       1.20%          37.27%
-------------------------------

(a)  Excludes sales charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(g) On March 5, 2002 Institutional Service Class Shares were liquidated in their entirety. Information presented represents operations through March 5, 2002.
(h)  Not annualized.
(i)  Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS


================================================================================


GARTMORE MID CAP GROWTH FUND

                                                           INVESTMENT ACTIVITIES
                                                   --------------------------------------                       -------------
                                                                      NET
                                                                   REALIZED
                                                                      AND                    NET
                                         NET                      UNREALIZED     TOTAL      ASSET                NET ASSETS
                                    ASSET VALUE,        NET          GAINS        FROM     VALUE,                AT END OF
                                      BEGINNING     INVESTMENT    (LOSSES) ON  INVESTMENT  END OF     TOTAL        PERIOD
                                      OF PERIOD    INCOME (LOSS)  INVESTMENTS  ACTIVITIES  PERIOD   RETURN (a)     (000S)
----------------------------------  -------------  -------------  -----------  ----------  -------  ----------  -------------
 INSTITUTIONAL CLASS SHARES
 Period Ended October 31, 2002 (c)  $       10.00         (0.01)         0.27        0.26  $ 10.26   2.60% (d)  $      1,026


                                                            RATIOS / SUPPLEMENTAL DATA
                                    -------------------------------------------------------------------------
                                                   RATIO OF        RATIO OF       RATIO OF NET
                                                      NET          EXPENSES          INCOME
                                     RATIO OF     INVESTMENT      INVESTMENT         (LOSS)
                                     EXPENSES    INCOME (LOSS)     (PRIOR TO        (PRIOR TO
                                    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)  REIMBURSEMENTS)
                                        NET           NET         TO AVERAGE       TO AVERAGE      PORTFOLIO
                                      ASSETS        ASSETS      NET ASSETS (b)   NET ASSETS (b)    TURNOVER
----------------------------------  -----------  -------------  ---------------  ---------------  -----------
 INSTITUTIONAL CLASS SHARES
 Period Ended October 31, 2002 (c)    1.15% (e)    (0.69%) (e)       20.62% (e)     (20.16%) (e)       3.74%

(a)  Excludes sales charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) For the period from October 1, 2002 (commencement of operations) through October 31, 2002
(d)  Not annualized.
(e)  Annualized.

================================================================================


INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)

- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

-    Semi-Annual Reports

To obtain a document free of charge, contact us at the address or number listed below.

FOR ADDITIONAL INFORMATION CONTACT:

Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

FOR 24-HOUR ACCESS:

1-800-848-0920 (toll free) Customer Service
Representatives are available 8 a.m. - 9 p.m.
Eastern Time, Monday through Friday.
Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

THE TRUST'S INVESTMENT COMPANY ACT
FILE NO.: 811-08495



GARTMORE FUNDS

Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205

www.gartmorefunds.com

--------------------------------------------------------------------------------
6

                              GARTMORE MUTUAL FUNDS
                                LEADERSHIP SERIES

       Gartmore Nationwide Leaders Fund, Gartmore U.S Growth Leaders Fund,
                         Gartmore Worldwide Leaders Fund

                   Prospectus Supplement dated October 1, 2003
                        to Prospectus dated March 1, 2003

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Prospectus.

Beginning October 1, 2003, Class R shares will be added to each of the Funds. Class R shares will generally only be available to certain qualified retirement plans. Please see a further description of who is eligible to purchase R class shares below. The following information supplements the above-mentioned prospectus:

1. The following information is added to the performance tables for each of the Funds in the Fund Summaries. It is added on page 4 for the Gartmore Nationwide Leaders Fund, on page 8 for the Gartmore U.S. Growth Leaders Fund and on page 11 for the Gartmore Worldwide Leaders Fund.

PERFORMANCE



                                                                     1        SINCE
AVERAGE ANNUAL RETURNS - AS OF 12/31/021                           YEAR    INCEPTION2
Gartmore Nationwide Leaders Fund Class R shares5 - Before Taxes.   -6.21%       -6.43%
Gartmore U.S. Growth Leaders Fund Class R shares6 - Before Taxes  -23.40%      -20.51%
Gartmore Worldwide Leaders Fund Class R shares6 - Before Taxes .  -19.29%      -24.22%




1 These returns reflect performance after sales charges, if any, and expenses are deducted.

2 The Gartmore Nationwide Leaders Fund began operations on December 28, 2001. The Gartmore U.S. Growth Leaders Fund began operations on June 30, 2000. The Gartmore Worldwide Leaders Fund began operations on August 30, 2000.

5,6 These returns through December 31, 2002 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of the Class R shares. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.

2. The following information is added to the fee tables for each of the Funds in the Fund Summaries. It is added on page 4 for the Gartmore Nationwide Leaders Fund, on page 8 for the Gartmore U.S Growth Leaders Fund, and on page 12 for the Gartmore Worldwide Leaders Fund

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of each Fund.




                                      GARTMORE      GARTMORE     GARTMORE
SHAREHOLDER FEES1                    NATIONWIDE   U.S. GROWTH   WORLDWIDE
FEES PAID DIRECTLY FROM                LEADERS      LEADERS      LEADERS
YOUR INVESTMENT)                        FUND          FUND         FUND
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price). . . . . . . . .  None         None          None
Maximum Deferred Sales
Charge (Load) (as a
percentage of offering or
sale price, whichever is less). . .  None         None          None
Redemption Fee (as a percentage of
amount redeemed) 6. . . . . . . . .        2.00%         2.00%       2.00%





                                            GARTMORE      GARTMORE     GARTMORE
ANNUAL FUND OPERATING EXPENSE              NATIONWIDE   U.S. GROWTH   WORLDWIDE
(EXPENSES THAT ARE DEDUCTED FROM FUND        LEADERS      LEADERS      LEADERS
ASSETS)                                       FUND          FUND         FUND
Management Fees . . . . . . . . . . . . .        0.90%       0.90%7        1.00%
Distribution and/or Service (12b-1) Fees.        0.50%         0.50%       0.50%
Other Expenses8 . . . . . . . . . . . . .        6.81%         1.73%       1.14%
TOTAL ANNUAL FUND OPERATING EXPENSES. . .        8.21%         3.13%       2.64%
Amount of Fee Waivers/
Expense Reimbursements. . . . . . . . . .        6.41%         1.23%       0.64%
TOTAL ANNUAL
FUND OPERATING EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS)9. . . . . . . . . . . . .        1.80%         1.90%       2.00%




1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 30 days after the date they are acquired (90 days for the Gartmore Worldwide Leaders Fund). This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fees. See "Buying and Selling and Exchanging Fund Shares-Selling Shares-Exchanging Fund Shares-Redemption Fees" on page 23 and "Buying and Selling and Exchanging Fund Shares-Selling Shares-Exchanging Fund Shares-Excessive Exchange Activity" on page 25.

7 The management fee given above is a base fee and may be higher or lower depending upon the Fund's performance relative to its benchmark, the S&P 500 Index. For more information concerning this Fund, see the section entitled "Management" on page 16.

8 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

9 Each Fund's adviser and the Trust have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) to 1.20% for the Class R shares of the Gartmore Nationwide Leaders Fund, 1.30% for the Class R shares of the Gartmore U.S. Growth Leaders Fund, and 1.40% for the Class R shares of the Gartmore Worldwide Leaders Fund at least through September 30, 2004. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged "Total Annual Fund Operating Expenses" could increase to 1.95% for the Class R shares of the Gartmore Nationwide Leaders Fund, 2.05% for the Class R shares of the Gartmore U.S Growth Leaders Fund, and 2.15% for the Class R shares of the Gartmore Worldwide Leaders Fund before the Fund's adviser would be required to limit that Fund's expenses. The Trust is authorized to reimburse a Fund's adviser for management fees previously waived and/or for the cost of Other Expenses paid by a Fund's adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust's ability to reimburse a Fund's adviser in this manner only applies to fees paid or reimbursements made by a Fund's adviser at some time within the first five years from the time this Fund commenced operations.

3. The following information is added to the "EXAMPLE" for each of the Funds in the Fund Summaries. It is added on page 5 for the Gartmore Nationwide Leaders Fund, on page 9 for the Gartmore U.S Growth Leaders Fund, and on page 13 for the Gartmore Worldwide Leaders Fund.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations described above for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                    1      3       5       10
                                                  YEAR   YEARS   YEARS   YEARS
Gartmore Nationwide Leaders Fund Class R Shares.  $ 183  $1,823  $3,360  $6,791
Gartmore U.S. Growth Leaders Fund Class R Shares  $ 193  $  850  $1,533  $3,354
Gartmore Worldwide Leaders Fund Class R Shares .  $ 203  $  760  $1,343  $2,926

4. The following new information with respect to Class R shares is included in the "BUYING, SELLING AND EXCHANGING FUND SHARES" section on pages 18 - 25 of the Prospectus:

Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with Gartmore Distribution Services, Inc. to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

Class R shares pay distribution and/or servicing fees under a Distribution Plan. These fees are either paid by the Distributor to intermediaries for distribution and shareholder services or retained by the Distributor. In addition, intermediaries may receive administrative service fees. These fees are paid to such entities when they provide recordkeeping and/or other administrative support services to the retirement plans and their participants.

Retirement plan participants should contact their retirement plan administrator for information regarding buying or selling Class R shares. Retirement plans or their administrators wishing to purchase or sell Class R shares should contact Customer Service at 1-800-848-0920 for more information. Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares are not generally available.

For retirement plans which are eligible to purchase Class A or Institutional Service Class shares of the Funds, the purchase of such shares may be preferable to purchasing Class R shares.

5. The "DISTRIBUTION PLAN" section on page 24 of the Prospectus is deleted and replaced with the following:

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, and Class R shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund shall pay amounts not exceeding an annual amount of:


CLASS           AS A % OF DAILY NET ASSETS
Class A shares  0.25% (distribution or service fee)
Class B shares  1.00% (0.25% service fee)
Class C shares  1.00% (0.25% service fee)
Class R shares  0.50% (0.25% of which may be either a distribution or a service fee)




Institutional  Service  Class  shares  pay  no  12b-1  fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

6. In "BUYING, SELLING AND EXCHANGING FUND SHARES," the definition of "Gartmore Fund" is expanded to also include the series of Gartmore Mutual Funds II, Inc.

7. The following new section will be added to page 26 of the Prospectus under DISTRIBUTION AND TAXES:

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, the entities eligible to purchase the Class R shares of a Fund are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

8. The "FINANCIAL HIGHLIGHTS" section beginning on page 27 of the Prospectus is amended to include the following unaudited information for each of the classes of the Funds (except Class R shares which had not yet commenced operations) for the period ended April 30, 2003:


--------------------------------------------------------------------------------
FINANCIAL  HIGHLIGHTS

GARTMORE  NATIONWIDE  LEADERS  FUND


                                                  INVESTMENT ACTIVITIES               DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                       NET
                        ASSET VALUE,        NET           GAINS         FROM          NET                      ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00          0.02          (0.55)       (0.53)       (0.01)          (0.01)  $        9.46
  October 31, 2002 (d)
  Six Months Ended . .  $        9.46          0.02              -         0.02        (0.04)          (0.04)  $        9.44
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       10.00         (0.05)         (0.55)       (0.60)           -               -   $        9.40
  October 31, 2002 (d)
Six Months Ended . . .  $        9.40         (0.02)             -        (0.02)       (0.01)          (0.01)  $        9.37
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $       10.00         (0.05)         (0.55)       (0.60)           -               -   $        9.40
  October 31, 2002 (d)
Six Months Ended . . .  $        9.40         (0.02)             -        (0.02)       (0.01)          (0.01)  $        9.37
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $       10.00          0.03          (0.55)       (0.52)       (0.01)          (0.01)  $        9.47
  October 31, 2002 (d)
Six Months Ended . . .  $        9.47          0.02              -         0.02        (0.04)          (0.04)  $        9.45
  April 30, 2003
  (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                 RATIO OF NET      RATIO OF         INVESTMENT
                                       NET ASSETS    RATIO OF     INVESTMENT       EXPENSES           INCOME
                                       AT END OF     EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                         PERIOD     TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL         (000S)         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         RETURN (A)                   ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  (5.34%) (e)  $        891    1.45% (f)      0.23% (f)        4.93% (f)        (3.25%) (f)        60.54%
  October 31, 2002 (d)
  Six Months Ended . .    0.17% (e)  $        901    1.45% (f)      0.54% (f)        4.08% (f)        (2.09%) (f)        46.70%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  (6.00%) (e)  $        317    2.20% (f)    (0.58%) (f)        5.78% (f)        (4.16%) (f)        60.54%
  October 31, 2002 (d)
Six Months Ended . . .  (0.17%) (e)  $        335    2.20% (f)    (0.20%) (f)        4.83% (f)        (2.84%) (f)        46.70%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  (6.00%) (e)  $        243    2.21% (f)    (0.60%) (f)        5.80% (f)        (4.19%) (f)        60.54%
  October 31, 2002 (d)
Six Months Ended . . .  (0.17%) (e)  $        245    2.20% (f)    (0.20%) (f)        4.83% (f)        (2.83%) (f)        46.70%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  (5.23%) (e)  $        778    1.32% (f)      0.39% (f)        4.74% (f)        (3.03%) (f)        60.54%
  October 31, 2002 (d)
Six Months Ended . . .    0.21% (e)  $        932    1.38% (f)      0.62% (f)        4.02% (f)        (2.01%) (f)        46.70%
  April 30, 2003
  (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 18, 2001 (commencement of operations) through October 31, 2002. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date the net asset value was $10.11 per share for all classes which resulted in returns of (6.37%), (7.02%), (7.02%) and (6.26%) for Class A shares, Class B shares, Class C shares and Institutional Service Class shares, respectively.
(e)  Not  annualized.
(f)  Annualized.


--------------------------------------------------------------------------------
FINANCIAL  HIGHLIGHTS

GARTMORE  U.S.  GROWTH  LEADERS  FUND

                                                      INVESTMENT
                                                       ACTIVITIES                     DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                     NET
                        ASSET VALUE,        NET           GAINS         FROM         NET                     ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   REALIZED       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     GAINS    DISTRIBUTIONS      PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00         (0.01)          1.65         1.64          -               -   $       11.64
  October 31, 2000 (d)
Year Ended . . . . . .  $       11.64         (0.08)         (5.13)       (5.21)     (0.41)          (0.41)  $        6.02
  October 31, 2001
Year Ended . . . . . .  $        6.02         (0.07)         (0.46)       (0.53)         -               -   $        5.49
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) (f). . .  $        5.49         (0.03)          0.81         0.78          -               -   $        6.27

CLASS B SHARES
Period Ended . . . . .  $       10.00         (0.03)          1.65         1.62          -               -   $       11.62
  October 31, 2000 (d)
Year Ended . . . . . .  $       11.62         (0.11)         (5.14)       (5.25)     (0.41)          (0.41)  $        5.96
  October 31, 2001
Year Ended . . . . . .  $        5.96         (0.12)         (0.44)       (0.56)         -               -   $        5.40
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) (f). . .  $        5.40         (0.05)          0.79         0.74          -               -   $        6.14

CLASS C SHARES
Period Ended . . . . .  $        6.45         (0.04)         (0.41)       (0.45)         -               -   $        6.00
  October 31, 2001 (e)
Year Ended . . . . . .  $        6.00         (0.12)         (0.44)       (0.56)         -               -   $        5.44
  October 31, 2002 (f)
Six Months Ended
  April 30, 2003
  (Unaudited) (f). . .  $        5.44         (0.05)          0.79         0.74          -               -   $        6.18

INSTITUTIONAL SERVICE
  CLASS SHARES
Period Ended . . . . .  $       10.00             -           1.66         1.66          -               -   $       11.66
  October 31, 2000 (d)
Year Ended . . . . . .  $       11.66         (0.06)         (5.13)       (5.19)     (0.41)          (0.41)  $        6.06
  October 31, 2001
Year Ended . . . . . .  $        6.06         (0.06)         (0.46)       (0.52)         -               -   $        5.54
  October 31, 2002 (f)
Six Months Ended . . .  $        5.54         (0.02)          0.81         0.79          -               -   $        6.33
   April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                   RATIOS  /  SUPPLEMENTAL  DATA
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  RATIO OF NET
                                                                RATIO OF NET      RATIO OF         INVESTMENT
                                                    RATIO OF     INVESTMENT       EXPENSES           INCOME
                                      NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                      AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL        PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                        RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .   16.40% (g)  $      1,411    1.20% (h)    (0.30%) (h)        8.29% (h)        (7.39%) (h)       124.62%
  October 31, 2000 (d)
Year Ended . . . . . .     (45.81%)  $      1,195        1.60%        (1.04%)            7.91%            (7.35%)       944.67%
  October 31, 2001
Year Ended . . . . . .      (8.80%)  $      1,356        1.57%        (1.20%)            3.04%            (2.67%)       773.95%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) (f). . .   14.21% (g)  $      2,039    1.56% (h)    (0.94%) (h)        2.87% (h)        (2.24%) (h)       402.75%

CLASS B SHARES
Period Ended . . . . .   16.20% (g)  $        804    1.70% (h)    (0.83%) (h)        9.20% (h)        (8.33%) (h)       124.62%
  October 31, 2000 (d)
Year Ended . . . . . .     (46.25%)  $        772        2.20%        (1.66%)            8.84%            (8.30%)       944.67%
  October 31, 2001
Year Ended . . . . . .      (9.40%)  $        719        2.26%        (1.89%)            3.88%            (3.51%)       773.95%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) (f). . .   13.70% (g)  $        958    2.30% (h)    (1.68%) (h)        3.60% (h)        (2.98%) (h)       402.75%

CLASS C SHARES
Period Ended . . . . .  (6.98%) (g)  $          9    2.20% (h)    (1.77%) (h)        9.87% (h)        (9.44%) (h)       944.67%
  October 31, 2001 (e)
Year Ended . . . . . .      (9.33%)  $         16        2.27%        (1.89%)            3.69%            (3.31%)       773.95%
  October 31, 2002 (f)
Six Months Ended
  April 30, 2003
  (Unaudited) (f). . .   13.60% (g)  $         95    2.30% (h)    (1.67%) (h)        3.52% (h)        (2.89%) (h)       402.75%

INSTITUTIONAL SERVICE
  CLASS SHARES
Period Ended . . . . .   16.60% (g)  $        777    0.75% (h)      0.12% (h)        8.14% (h)        (7.27%) (h)       124.62%
  October 31, 2000 (d)
Year Ended . . . . . .     (45.55%)  $        449        1.30%        (0.75%)            7.39%            (6.84%)       944.67%
  October 31, 2001
Year Ended . . . . . .      (8.58%)  $        853        1.32%        (0.95%)            2.52%            (2.15%)       773.95%
  October 31, 2002 (f)
Six Months Ended . . .   14.26% (g)  $      1,761    1.46% (h)    (0.84%) (h)        2.75% (h)        (2.13%) (h)       402.75%
   April 30, 2003
  (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from June 30, 2000 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f) Net investment income (loss) is based on average shares outstanding during the period.
(g)  Not  annualized.
(h)  Annualized.


--------------------------------------------------------------------------------
GARTMORE  WORLDWIDE  LEADERS  FUND

                                                 INVESTMENT  ACTIVITIES
------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL     NET ASSET                  NET ASSETS
                        ASSET VALUE,        NET           GAINS         FROM        VALUE,                   AT END OF
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT     END OF       TOTAL         PERIOD
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     PERIOD     RETURN (A)      (000S)
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00             -          (0.88)       (0.88)  $     9.12   (8.80%) (f)  $      1,542
  October 31, 2000 (d)
Year Ended . . . . . .  $        9.12         (0.01)         (2.85)       (2.86)  $     6.26      (31.36%)  $      1,096
  October 31, 2001
Year Ended . . . . . .  $        6.26             -          (0.76)       (0.76)  $     5.50      (12.14%)  $      1,046
  October 31, 2002
Six Months Ended . . .  $        5.50             -          (0.22)       (0.22)  $     5.28   (4.00%) (f)  $      2,230
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       10.00             -          (0.89)       (0.89)  $     9.11   (8.90%) (f)  $      1,519
  October 31, 2000 (d)
Year Ended . . . . . .  $        9.11         (0.06)         (2.85)       (2.91)  $     6.20      (31.94%)  $      1,051
  October 31, 2001
Year Ended . . . . . .  $        6.20         (0.04)         (0.75)       (0.79)  $     5.41      (12.74%)  $        936
  October 31, 2002
Six Months Ended . . .  $        5.41         (0.01)         (0.22)       (0.23)  $     5.18   (4.25%) (f)  $        933
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $        7.77         (0.02)         (1.52)       (1.54)  $     6.23  (19.82%) (f)  $         20
  October 31, 2001 (e)
Year Ended . . . . . .  $        6.23         (0.04)         (0.75)       (0.79)  $     5.44      (12.68%)  $         19
  October 31, 2002
Six Months Ended . . .  $        5.44         (0.01)         (0.22)       (0.23)  $     5.21   (4.23%) (f)  $         16
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $       10.00          0.01          (0.89)       (0.88)  $     9.12   (8.80%) (f)  $      1,521
  October 31, 2000 (d)
Year Ended . . . . . .  $        9.12          0.01          (2.84)       (2.83)  $     6.29      (31.03%)  $      1,048
  October 31, 2001
Year Ended . . . . . .  $        6.29          0.01          (0.76)       (0.75)  $     5.54      (11.92%)  $      1,133
  October 31, 2002
Six Months Ended . . .  $        5.54          0.01          (0.22)       (0.21)  $     5.33   (3.79%) (f)  $      1,100
  April 30, 2003
  (Unaudited)
------------------------------------------------------------------------------------------------------------------------

                                      RATIOS / SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
                                                                       RATIO OF NET
                                     RATIO OF NET      RATIO OF         INVESTMENT
                         RATIO OF     INVESTMENT       EXPENSES           INCOME
                         EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                        TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                            NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                          ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
----------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .    1.68% (g)      0.05% (g)        6.74% (g)        (5.01%) (g)        21.59%
  October 31, 2000 (d)
Year Ended . . . . . .        1.75%        (0.19%)            5.71%            (4.15%)        34.57%
  October 31, 2001
Year Ended . . . . . .        1.69%        (0.03%)            2.60%            (0.94%)       467.35%
  October 31, 2002
Six Months Ended . . .    1.65% (g)      0.41% (g)        2.84% (g)        (0.78%) (g)       225.66%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .    2.26% (g)    (0.53%) (g)        7.47% (g)        (5.74%) (g)        21.59%
  October 31, 2000 (d)
Year Ended . . . . . .        2.35%        (0.78%)            6.47%            (4.90%)        34.57%
  October 31, 2001
Year Ended . . . . . .        2.39%        (0.72%)            3.36%            (1.69%)       467.35%
  October 31, 2002
Six Months Ended . . .    2.40% (g)    (0.41%) (g)        3.60% (g)        (1.61%) (g)       225.66%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .    2.35% (g)    (1.04%) (g)        7.40% (g)        (6.09%) (g)        34.57%
  October 31, 2001 (e)
Year Ended . . . . . .        2.39%        (0.71%)            3.41%            (1.73%)       467.35%
  October 31, 2002
Six Months Ended . . .    2.40% (g)    (0.44%) (g)        3.61% (g)        (1.65%) (g)       225.66%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .    1.36% (g)      0.37% (g)        6.45% (g)        (4.72%) (g)        21.59%
  October 31, 2000 (d)
Year Ended . . . . . .        1.42%          0.13%            5.44%            (3.89%)        34.57%
  October 31, 2001
Year Ended . . . . . .        1.42%          0.25%            2.34%            (0.67%)       467.35%
  October 31, 2002
Six Months Ended . . .    1.45% (g)      0.49% (g)        2.65% (g)        (0.71%) (g)       225.66%
  April 30, 2003
  (Unaudited)
----------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from August 30, 2000 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.


--------------------------------------------------------------------------------

LEADERSHIP Series

Gartmore Nationwide Leaders Fund (formerly Gartmore U.S. Leaders Fund) Gartmore U.S. Growth Leaders Fund
Gartmore Worldwide Leaders Fund


GARTMOREFUNDS                                              www.gartmorefunds.com

================================================================================


PROSPECTUS
March 1, 2003


                                [GRAPHIC OMITTED]


                              As with all mutual funds, the Securities and
                              Exchange Commission has not approved or
                              disapproved these Funds' shares or determined
                              whether this prospectus is complete or accurate.
GARTMORE                      To state otherwise is a crime.
--------------------------------------------------------------------------------
LookBEYOND(SM).

TABLE OF CONTENTS


================================================================================


FUND SUMMARIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3
Gartmore Nationwide Leaders Fund
(formerly Gartmore U.S. Leaders Fund)
Gartmore U.S. Growth Leaders Fund
Gartmore Worldwide Leaders Fund

MORE ABOUT THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . . .    14
Temporary Investments
Principal Investments and Techniques
Principal Risks

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    16
Investment Adviser-Gartmore Nationwide Leaders Funds and Gartmore U.S. Growth Leaders Fund
Investment Adviser-Gartmore Worldwide Leaders Fund
Subadviser-Gartmore Worldwide Leaders Fund

BUYING, SELLING AND EXCHANGING FUND SHARES . . . . . . . . . . . . . . . .    18
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares

DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . . . . . . . . .   26
Distributions of Income Dividends
Distributions of Capital Gains
Reinvesting Distributions
State and Local Taxes
Selling Fund Shares
Exchanging Fund Shares
Non-U.S. Investors

FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . .    27

ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . .  BACK COVER

FUND SUMMARIES


================================================================================


This prospectus provides information about three funds (the "Funds") offered by Gartmore Mutual Funds. The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 14. "You" and "your" refer to potential investors and current shareholders of one or more of the Funds.

Because these Funds invest in fewer underlying securities than most mutual funds, they each may present substantially higher risks and greater volatility than other funds. Each Fund is not appropriate for conservative investors. The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.


A QUICK NOTE ABOUT SHARE CLASSES

Each Fund has four different share classes-Class A, Class B, Class C and Institutional Service Class. The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-Choosing a Share Class" beginning on page 18.

FUND SUMMARIES - GARTMORE NATIONWIDE LEADERS FUND
                 (FORMERLY GARTMORE U.S. LEADERS FUND)


================================================================================


OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks a high total return from a concentrated portfolio of U.S. securities.

To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities of U.S. Leaders, primarily in common stocks and convertible securities. The Fund's portfolio manager generally intends to be fully invested in these securities. The Fund's portfolio manager seeks companies which generally meet one of the following character traits:

-  above average revenue growth,
-  consistent earnings growth,
-  above average earnings growth, or
-  attractive valuation.

The Fund typically focuses its investments in a core group of 20 to 30 common stocks of larger capitalization companies. Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. The Fund will primarily invest in common stocks of companies whose market capitalization at the time of investment is similar to the market capitalizations of companies in the S&P 500 Stock Index.

It usually will sell portfolio securities if:

-  The outlook of a company's earnings growth becomes less attractive,
-  More favorable opportunities are identified, or
-  There is a significant increase in share price.

The Fund may also engage in securities lending in order to generate additional income for the Fund.

TOTAL RETURN
Generally, total return means a combination of income and capital appreciation. In other words, the Fund looks for stocks and other securities that may pay dividends and other income, instead of relying solely on the security's prospects for increasing in value.

U.S. LEADERS
A U.S. Leader is defined as a U.S. company with a strong franchise capable of taking advantage of its positioning in the market-place. The rationale for investing in U.S. Leaders arises from the expectation that these companies will dominate their respective industries due to their reputation of having quality management and superior products and services. A company is considered to be a U.S. company if it is organized under the laws of the U.S., has a principal place of business in the U.S. or its stock is traded primarily in the U.S.

MARKET CAPITALIZATION
Market capitalization is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Fund's net asset value and total return. Since this Fund normally uses a core portfolio of approximately 20 to 30 stocks, this risk may be increased.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 14.

FUND SUMMARIES - GARTMORE NATIONWIDE LEADERS FUND
                 (FORMERLY GARTMORE U.S. LEADERS FUND)


================================================================================


PERFORMANCE

The following bar chart and table present the performance of the Fund. The bar chart shows the Fund's annual total return on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-derferred arrangements, such as qualified retirement plans.

ANNUAL RETURN-CLASS A SHARES(1) (YEAR ENDED DECEMBER 31)

2002     -5.6%

Best Quarter:     10.22%   1st qtr of 2002
Worst Quarter:   -16.14%   3rd qtr of 2002

---------------
1 This annual return does not include sales charges and does not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

                                                                Since
Average annual returns-as of December 31, 2002(1)   1 year   Inception(2)
-------------------------------------------------------------------------
Class A shares - Before Taxes                       -10.94%       -11.18%
-------------------------------------------------------------------------
Class A shares - After Taxes on Distributions       -11.09%       -11.33%
-------------------------------------------------------------------------
Class A shares - After Taxes on Distributions        -6.72%        -9.02%
and Sales of Shares(3)
-------------------------------------------------------------------------
Class B shares - Before Taxes                       -10.89%       -10.14%
-------------------------------------------------------------------------
Class C shares - Before Taxes                        -8.06%        -7.34%
-------------------------------------------------------------------------
Institutional Service Class shares - Before Taxes    -5.31%        -5.55%
-------------------------------------------------------------------------
S&P 500 Index(4)                                    -22.10%       -22.10%

---------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.

2    The Fund began operations on December 28, 2001.

3 "Class A shares-After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the taxes generated if the shares had been sold.

4 The S&P 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges or expenses were deducted, the actual return of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                               Institutional
Shareholder Fees(1)                                               Service
(paid directly from your         Class A   Class B   Class C       Class
investment)                       shares    shares    shares       shares
-----------------------------------------------------------------------------
Maximum Sales Charge             5.75%(2)  None         1.00%  None
(Load) imposed on
purchases
(as a percentage of
offering price)
-----------------------------------------------------------------------------
Maximum Deferred Sales           None(3)   5.00%(4)  1.00%(5)  None
Charge (Load) imposed
on redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)
-----------------------------------------------------------------------------
Redemption/Exchange Fee             2.00%     2.00%     2.00%           2.00%
(as percentage of amount
redeemed or exchanged)(6)
-----------------------------------------------------------------------------
                                                               Institutional
                                                               Service
Annual Fund Operating Expenses   Class A   Class B   Class C   Class
(deducted from Fund assets)      shares    shares    shares    shares
-----------------------------------------------------------------------------
Management Fees                     0.90%     0.90%     0.90%           0.90%
-----------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees                0.25%     1.00%     1.00%  None
-----------------------------------------------------------------------------
Other Expenses(7)                   3.93%     3.93%     3.93%           4.08%
=============================================================================
TOTAL ANNUAL FUND                   5.08%     5.83%     5.83%           4.98%
OPERATING EXPENSES
-----------------------------------------------------------------------------
Amount of Fee                       3.63%     3.63%     3.63%           3.63%
Waiver/Expense
Reimbursement
=============================================================================
TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)(8)          1.45%     2.20%     2.20%           1.35%

FUND SUMMARIES - GARTMORE NATIONWIDE LEADERS FUND
                 (FORMERLY GARTMORE U.S. LEADERS FUND)


================================================================================


---------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front- end Sales Charges-Class A and Class C shares" on page 20.

3 A contingent deferred sales charge ("CDSC") of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 22, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 20.

4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" on page 22.

5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares- Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 22.

6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 30 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Redemption Fees" on page 23 and "Buying, Selling and Exchanging Fund Shares-Exchanging Shares- Excessive Exchange Activity" on page 25.

7 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

8 GMF and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding 1.20% for each Class at least through February 29, 2004. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 year   3 years   5 years   10 years
-------------------------------------------------------------
Class A Shares         $714(1)  $  1,705  $  2,694  $   5,160
-------------------------------------------------------------
Class B Shares         $   723  $  1,712  $  2,781  $   5,210
-------------------------------------------------------------
Class C Shares         $   423  $  1,498  $  2,655  $   5,465
-------------------------------------------------------------
Institutional Service
Class Shares           $   137  $  1,170  $  2,203  $   4,787

You would pay the following expenses on the same investment if you did not sell your shares(2):

                1 year   3 years   5 years   10 years
------------------------------------------------------
Class B shares  $   223  $  1,412  $  2,581  $   5,210
------------------------------------------------------
Class C shares  $   321  $  1,498  $  2,655  $   5,465

---------------
1    Assumes a CDSC will not apply.

2 Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more) and Institutional Service Class shares do not change whether or not you sell your shares.

FUND SUMMARIES - GARTMORE U.S. GROWTH LEADERS FUND


================================================================================


OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term growth.

To achieve its objective, under normal conditions the Fund invests at least 80% of its net assets in equity securities of U.S. Growth Leaders. The portfolio managers generally intend to be fully invested in these securities. The Fund's portfolio managers look for companies whose earnings are expected to grow faster than other companies in the market. The Fund typically focuses its investments in a core group of 20 to 30 common stocks of larger capitalization companies.

Because the Fund is non- diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

The Fund will primarily invest in common stocks of companies whose market capitalization at the time of investment is similar to the market capitalizations of companies in the S&P 500 Index.

The Fund's portfolio manager usually will sell portfolio securities if:

-  The outlook of a company's earnings growth becomes less attractive.
-  More favorable opportunities are identified.
-  The price of the security is overvalued.

The Fund will invest 25% or more of its assets in a group of companies in software and related technology industries.

The portfolio managers' buy/sell strategy is not limited by the turnover rate of the Fund's portfolio. The portfolio managers participate in frequent portfolio transactions, which will lead to higher transaction costs and may also lead to additional tax consequences, if the portfolio managers believe that either the long- or short-term benefits of frequent portfolio trading outweigh such costs.

The Fund may also invest in indexed/structured securities, options, futures, swaps and other types of derivatives for hedging purposes or non-hedging purposes such as seeking to enhance return. The Fund may also engage in short selling. See the Statement of Additional Information ("SAI") for a discussion of these securities.

The Fund may also engage in securities lending in order to generate additional income for the Fund.

U.S. GROWTH LEADERS
A U.S. Growth Leader is defined as a U.S. company with a strong and improving franchise that is well positioned to take advantage of growth opportunities. The rationale for investing in U.S. Growth Leaders arises from the expectation that these companies, which will demonstrate high growth potential, will dominate their respective industries due to their reputation of having quality management and superior products and services. A company is considered to be a U.S. company if it is organized under the laws of the U.S., has a principal place of business in the U.S. or its stock is traded primarily in the U.S.

MARKET CAPITALIZATION
Market capitalization is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio managers' ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

DERIVATIVES RISK. The Fund may invest in derivatives. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivative contract presents the same types of default risks if the party which has contracted with the Fund fails to fulfill its obligations to the Fund. Derivatives can

FUND SUMMARIES - GARTMORE U.S. GROWTH LEADERS FUND


================================================================================


make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Fund's net asset value and total return. Since this Fund normally uses a core portfolio of approximately 20 to 30 stocks, this risk may be increased.

CONCENTRATION RISK. The Fund will invest 25% or more of its assets in a group of companies in software and related technology industries. This ability to invest in a more concentrated range of securities than other mutual funds increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broad based market indices and other more diversified mutual funds due to the market movement of the particular industry of concentration. In addition to these general risk factors, the Fund may be especially susceptible to factors affecting software and other technology-related sectors, such as abrupt or erratic price movements due to the rapid pace of product change and development and significant competition pressures.

PORTFOLIO TURNOVER RISK. The portfolio managers engage in active and frequent trading of all or part of the securities of the Fund if they believe that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund, and may increase the volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning shares in the Fund.

SHORT SALES RISK. Short sales are the sale of a security the Fund does not currently own in the hope of buying the same security at a later date at a lower price. The Fund is required to borrow the security to deliver it to the buyer and is obligated to return the security to the lender at some later date. Short sales involve the risk that the price of the security sold short increases from the time the security is sold short and the date the Fund purchases the security to replace the borowed security. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 14.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility - or variability - of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-derferred arrangements, such as qualified retirement plans.

FUND SUMMARIES - GARTMORE U.S. GROWTH LEADERS FUND


================================================================================


ANNUAL RETURNS-CLASS A SHARES(1) (YEARS ENDED DECEMBER 31)

2001     -14.16%
2002     -22.99%

Best Quarter:     34.03%   4th qtr of 2001
Worst Quarter:   -32.08%   1st qtr of 2001

---------------
1 These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

Since
Average annual returns-as of December 31, 2002(1)   1 year   Inception(2)
-------------------------------------------------------------------------
Class A shares - Before Taxes                       -27.39%       -21.86%
-------------------------------------------------------------------------
Class A shares - After Taxes on Distributions       -27.37%       -22.93%
-------------------------------------------------------------------------
Class A shares - After Taxes on Distributions       -16.82%       -16.94%
and Sales of Shares(3)
-------------------------------------------------------------------------
Class B shares - Before Taxes                       -27.23%       -21.43%
-------------------------------------------------------------------------
Class C shares - Before Taxes(4)                    -25.02%       -20.65%
-------------------------------------------------------------------------
Institutional Service Class shares - Before Taxes   -22.69%       -19.64%
-------------------------------------------------------------------------
S&P 500 Index(5)                                    -22.10%       -17.06%

---------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.

2    The Fund began operations on June 30, 2000.

3 The performance for "Class A shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.

4 These returns through March 1, 2001 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are substantially similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers and reimbursements. For Class C shares, these returns have been restated for the applicable sales charges.

5 The Standard & Poor's 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S. companies have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                               Institutional
Shareholder Fees(1)                                               Service
(paid directly from              Class A   Class B   Class C      Service
your investment)                  shares    shares    shares       shares
-----------------------------------------------------------------------------
Maximum Sales Charge             5.75%(2)     None      1.00%            None
(Load) imposed on
purchases (as a percentage
of offering price)
-----------------------------------------------------------------------------
Maximum Deferred Sales           None(3)   5.00%(4)  1.00%(5)            None
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)
-----------------------------------------------------------------------------
Redemption/Exchange Fee             2.00%     2.00%     2.00%           2.00%
(as percentage of amount
redeemed or exchanged)(6)
-----------------------------------------------------------------------------
                                                               Institutional
                                                               Service
Annual Fund Operating Expenses   Class A   Class B   Class C   Class
(deducted from Fund assets)      shares    shares    shares    shares
-----------------------------------------------------------------------------
Management Fees(7)                  0.93%     0.93%     0.93%           0.93%
-----------------------------------------------------------------------------
Distribution and/or                 0.25%     1.00%     1.00%            None
Service (12b-1) Fees
-----------------------------------------------------------------------------
Other Expenses(8)                   1.45%     1.45%     1.45%           1.47%
=============================================================================
TOTAL ANNUAL FUND                   2.63%     3.38%     3.38%           2.40%
OPERATING EXPENSES
-----------------------------------------------------------------------------
Amount of Fee                       1.08%     1.08%     1.08%           1.08%
Waiver/Expense
Reimbursement
=============================================================================
TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)(9)          1.55%     2.30%     2.30%           1.32%

---------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front- end Sales Charges-Class A and Class C shares" on page 20.

FUND SUMMARIES - GARTMORE U.S. GROWTH LEADERS FUND


================================================================================


3 A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares- Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 22, and "Buying, Selling and Exchanging Fund Shares- Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 20.

4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" on page 22.

5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares- Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 22.

6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 30 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Redemption Fees" on page 23 and "Buying, Selling and Exchanging Fund Shares-Exchanging Shares- Excessive Exchange Activity" on page 25.

7 The management fee given above is a base fee and may be higher or lower depending upon the Fund's performance relative to its benchmark, the S&P 500 Index. For more information concerning this Fund, see the section entitled "Management" on page 16.

8 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

9 GMF and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding 1.30% for Class A, Class B, Class C and Institutional Service Class shares at least through February 29, 2004. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses" could increase to 1.80% for Class A, 2.30% for Class B and Class C and 1.55% for Institutional Service Class shares before GMF would be required to limit the Fund's expenses. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 year   3 years   5 years   10 years
--------------------------------------------------------------
Class A shares         $ 724(1)  $  1,249  $  1,799  $   3,293
--------------------------------------------------------------
Class B shares         $   733   $  1,239  $  1,867  $   3,344
--------------------------------------------------------------
Class C shares         $   432   $  1,029  $  1,751  $   3,659
--------------------------------------------------------------
Institutional Service  $   134   $    645  $  1,183  $   2,654
Class shares

You would pay the following expenses on the same investment if you did not sell your shares(2):

                1 year   3 years   5 years   10 years
------------------------------------------------------
Class B shares  $   233  $    939  $  1,667  $   3,344
------------------------------------------------------
Class C shares  $   331  $  1,029  $  1,751  $   3,659

---------------
1    Assumes a CDSC will not apply.

2 Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more) and Institutional Service Class shares do not change whether or not you sell your shares.

FUND SUMMARIES - GARTMORE WORLDWIDE LEADERS FUND


================================================================================


OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long term capital growth.

Gartmore Global Asset Management Trust ("GGAMT"), the Fund's investment adviser, has chosen Gartmore Global Partners ("GGP") as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, under normal conditions the Fund invests at least 80% of its net assets in equity securities of companies throughout the world, including the U.S. Some of the companies will be multinational companies operating throughout the world, while others will be located in, and tied economically primarily to, one country. Under normal conditions, the Fund will be invested in securities from at least three different countries.

GGP chooses equity securities of companies that it considers to be "worldwide leaders." Specifically, through its research process, GGP looks to evaluate which industries offer the most attractive growth rates and which companies have earnings growth potential greater than that expected by the stock markets in which the Fund's securities are traded.

Because the Fund is non- diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. The Fund will typically invest in securities issued by approximately 30 companies.

GGP primarily invests in equity securities, which may include common stocks, preferred stocks, equity interests in investment funds or trusts, convertible securities, warrants, real estate investment trust securities and depositary receipts for any of the foregoing.

The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities. See the SAI for a discussion of these securities.

GGP's buy/sell strategy is not limited by the turnover rate of the Fund's portfolio. GGP may participate in frequent portfolio transactions, which will lead to higher transaction costs and may lead to additional tax consequences, if it believes that either the long- or short-term benefits of frequent portfolio trading outweigh such costs.

The Fund may also engage in securities lending in order to generate additional income for the Fund.

The heart of GGP's investment philosophy lies in the discovery of the unexpected; the ability of a company's earnings to exceed or be sustained beyond market expectations. Share prices usually reflect what the market expects. GGP seeks out companies where it believes the market has underestimated the prospects for earnings growth. Just as importantly, GGP avoids those where future earnings are likely to disappoint.

To be successful, GGP must have confidence in its views. GGP achieves this through proprietary research to form an independent perspective. This independent perspective is the basis of its valuation. GGP compares its valuation to the market to pinpoint those companies whose prospects are better or worse than the consensus. GGP generates outperformance by exploiting the gap between its view and the market's.

A "WORLDWIDE LEADER" is a company located anywhere in the world that, based on GGP's assessment, is well positioned to take advantage of growth opportunities in its industry. The "worldwide leaders," in which the Fund will invest, will include equity securities of both companies that GGP believes offer long-term, strategic growth opportunities because of their strong competitive advantage within key growth segments and those of companies that GGP believes offer short-term tactical opportunities based on current circumstances. GGP will vary the combination of securities chosen for the Fund based on market conditions and the opportunities available.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FUND SUMMARIES - GARTMORE WORLDWIDE LEADERS FUND


================================================================================


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Fund's net asset value and total return. Since this Fund normally uses a core portfolio of approximately 30 stocks, this risk may be increased.

PORTFOLIO TURNOVER RISK. GGP may engage in active and frequent trading of all or part of the securities of the Fund if it believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and may increase the volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning shares of the Fund.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 14.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility - or variability - of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for that certain time period compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-derferred arrangements, such as qualified retirement plans.

ANNUAL RETURNS - CLASS A SHARES(1) (YEARS ENDED DECEMBER 31)

2001     -18.78%
2002      -22.5%

Best Quarter:      7.03%   4th qtr of 2001
Worst Quarter:   -18.41%   3rd qtr of 2002

---------------
1 These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

Average annual returns-                                         Since
as of December 31, 2002(1)                          1 year   Inception(2)
-------------------------------------------------------------------------
Class A shares - Before Taxes                       -23.45%       -25.58%
-------------------------------------------------------------------------
Class A shares - After Taxes on Distributions       -23.45%       -25.58%
-------------------------------------------------------------------------
Class A shares - After Taxes on Distributions       -14.40%       -19.57%
and Sale of Shares(3)
-------------------------------------------------------------------------
Class B shares - Before Taxes                       -23.33%       -25.20%
-------------------------------------------------------------------------
Class C shares - Before Taxes(4)                    -20.86%       -24.36%
-------------------------------------------------------------------------
Institutional Service Class shares - Before Taxes   -18.54%       -23.42%
-------------------------------------------------------------------------
Morgan Stanley Capital World Index(5)               -19.54%       -18.13%

---------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.

2    The Fund began operations on August 30, 2000.

3 The performance for "Class A shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.

FUND SUMMARIES - GARTMORE WORLDWIDE LEADERS FUND


================================================================================


4 These returns through March 1, 2001 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are substantially similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after fee waivers or reimbursements. For Class C shares, these returns have been restated for the applicable sales charges.

5 The Morgan Stanley Capital International ("MSCI") World Index-an unmanaged index of companies whose securities are listed on the stock exchanges of the U.S., Europe, Canada, Australia and the Far East-gives a broad look at how the stock prices of these companies have performed. Unlike mutual funds, the MSCI World Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

                                                               Institutional
Shareholder Fees(1)                                               Service
(paid directly from your         Class A   Class B   Class C       Class
investment)                       shares    shares    shares       shares
-----------------------------------------------------------------------------
Maximum Sales Charge             5.75%(2)  None         1.00%            None
(Load) imposed on
purchases (as a percentage
of offering price)
-----------------------------------------------------------------------------
Maximum Deferred Sales           None(3)   5.00%(4)  1.00%(5)            None
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)
-----------------------------------------------------------------------------
Redemption/Exchange Fee             2.00%     2.00%     2.00%           2.00%
(as a percentage of amount
redeemed or exchanged)(6)
-----------------------------------------------------------------------------
                                                               Institutional
                                                               Service
Annual Fund Operating Expenses   Class A   Class B   Class C   Class
(deducted from Fund assets)      shares    shares    shares    shares
-----------------------------------------------------------------------------
Management Fees                     1.00%     1.00%     1.00%           1.00%
-----------------------------------------------------------------------------
Distribution and/or                 0.25%     1.00%     1.00%            None
Service (12b-1) Fees
-----------------------------------------------------------------------------
Other Expenses(7)                   1.14%     1.14%     1.14%           1.14%
=============================================================================
TOTAL ANNUAL FUND                   2.39%     3.14%     3.14%           2.14%
OPERATING EXPENSES
-----------------------------------------------------------------------------
Amount of Fee                       0.74%     0.74%     0.74%           0.74%
Waiver/Expense
Reimbursement
=============================================================================
TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVER/REIMBURSEMENTS)(8)           1.65%     2.40%     2.40%           1.40%

---------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front- end Sales Charges-Class A and Class C shares" on page 20.

FUND SUMMARIES - GARTMORE WORLDWIDE LEADERS FUND


================================================================================


3 A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finders fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares- Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 22 and, "Buying, Selling and Exchanging Fund Shares- Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 20.

4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" on page 22.

5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares- Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 22.

6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Redemption Fees" on page 23 and "Buying, Selling and Exchanging Fund Shares-Exchanging Shares- Excessive Exchange Activity" on page 25.

7 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

8 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding 1.40% for Class A, B, C and Institutional Service Class shares at least through February 29, 2004. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses" could increase to 1.90% for Class A, 2.40% for Class B and Class C and 1.65% for Institutional Service Class shares before GGAMT would be required to limit the Fund's expenses. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of Other Expenses paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be: You would pay the following expenses on the same investment if you did not sell your shares(2):

                        1 year   3 years   5 years   10 years
--------------------------------------------------------------
Class A shares         $ 733(1)  $  1,211  $  1,714  $   3,091
--------------------------------------------------------------
Class B Shares         $   743   $  1,199  $  1,781  $   3,141
--------------------------------------------------------------
Class C Shares         $   442   $    990  $  1,665  $   3,463
--------------------------------------------------------------
Institutional Service  $   143   $    599  $  1,081  $   2,414
Class Shares

                1 year   3 years   5 years   10 years
------------------------------------------------------
Class B Shares  $   243  $    899  $  1,581  $   3,141
------------------------------------------------------
Class C Shares  $   341  $    990  $  1,665  $   3,463

---------------
1    Assumes a CDSC will not apply.

2 Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more) and Institutional Service Class shares do not change whether or not you sell your shares.

MORE ABOUT THE FUNDS


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TEMPORARY INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The SAI contains additional information about each of the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

PREFERRED STOCK. (WORLDWIDE LEADERS) Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES. (ALL FUNDS) The Funds may invest in convertible securities-also known as convertibles-which include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid security that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non- convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

WARRANTS. (WORLDWIDE LEADERS) A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

SHORT SALES. (U.S. GROWTH LEADERS) In selling a stock which the Fund does not own (a short sale), the Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The Fund must also pay the lender any interest accrued during the period of the loan.

DERIVATIVES. (U.S. GROWTH LEADERS) The Fund may invest in derivatives. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures con- tract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

MORE ABOUT THE FUNDS


================================================================================


DEPOSITARY RECEIPTS. (WORLDWIDE LEADERS) A Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. GDRs, EDRs, and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

REITS. (WORLDWIDE LEADERS) The Fund may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mort- gage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs.

REITs involve certain risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others, possible declines in the value of real estate, possible lack of availability of mortgage funds, and extended vacancies of properties. Mortgage REITs are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, home- owners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated.

PRINCIPAL RISKS

FOREIGN RISK. (WORLDWIDE LEADERS) Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chances that a Fund will lose money.

- COUNTRY. General securities market movements in any country in which a Fund has investments are likely to affect the value of a Fund's securities that trade in that country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risk of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

- FOREIGN MARKETS. The Funds are subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the U.S. This reduces the amount a Fund can earn on its investments.

- GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

- CURRENCY. A significant portion of a Fund's investments will generally be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

MANAGEMENT


================================================================================


INVESTMENT ADVISER-GARTMORE NATIONWIDE LEADERS FUND AND GARTMORE U.S. GROWTH LEADERS FUND

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of both the Gartmore U.S. Leaders Fund's and the Gartmore U.S. Growth Leaders Fund's assets and supervises the daily business affairs of each Fund. GMF was organized in 1999, and advises mutual funds. As of December 31, 2002, GMF and its U.S. affiliates had approximately $30.3 billion in assets under management, of which $14.7 billion was managed by GMF.

The Gartmore Nationwide Leaders Fund pays GMF a management fee, which is based on the Fund's average daily net assets. The total management fee paid by the Fund for the fiscal year ended October 31, 2002 - expressed as a percentage of the Fund's average net assets and not taking into account any applicable waivers was 0.60%.

The Gartmore U.S. Growth Leaders Fund pays GMF a base management fee which may be adjusted upward or downward depending on the Fund's performance relative to its benchmark, the S&P 500 Index. Thus, if the Fund outperforms its benchmark by 12% or more over a 36 month period, the Fund will pay the maximum management fees listed below. Conversely, if the Fund underperforms its benchmark by 12% or more over a 36 month period, the Fund will pay the minimum management fees listed below. No adjustment will take place if the under- or overperformance is less than 12% and GMF will receive the applicable base fee (the applicable base fee is calculated according to the breakpoint structure listed below). The fee adjustment described above will be phased in over a 24 month period beginning after the first year of operations. The SAI contains more detailed information about any possible performance based adjustments. The management fee payable* is based on the Fund's average daily net assets and includes breakpoints so fees decrease as assets increase:

Assets                   Min Fee   Base Fee   Max Fee
------------------------------------------------------
up to $500 million          0.68%      0.90%     1.12%
------------------------------------------------------
500 million-$2 billion      0.62%      0.80%     0.98%
------------------------------------------------------
2 billion or more           0.59%      0.75%     0.91%

---------------
* The total management fee paid by the Fund for the fiscal year ended October 31, 2002-expressed as a percentage of the Fund's average daily net assets and not taking into account any applicable waivers-was 0.93%.

PORTFOLIO MANAGER- GARTMORE NATIONWIDE LEADERS FUND

Simon Melluish is the portfolio manager of the Fund. As portfolio manager, Mr. Melluish is responsible for the day-to-day management of the Fund and selection of the Fund's investments.

Mr. Melluish joined Gartmore Investment Management plc ("GIM"), an affiliate of GMF, in 1995 as an Investment Manager for the Global Portfolio Team. In July 2000, he was appointed head of U.S. equities for GIM. Mr. Melluish is a senior portfolio manager for GMF and also currently manages the Gartmore GVIT Nationwide Leaders Fund and co-manages the Gartmore Nationwide Fund and the Gartmore GVIT Total Return Fund.

PORTFOLIO MANAGERS-GARTMORE U.S. GROWTH LEADERS FUND

Christopher Baggini and Aaron Harris are the co-portfolio managers of the Fund. As co-portfolio managers, they are responsible for the day-to-day management of the Fund and the selection of the Fund's investments.

Mr. Baggini joined GMF in March 2000. Prior to joining GMF, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors.

Mr. Harris joined GMF in April 2000. Prior to joining GMF, Mr. Harris was a portfolio manager managing portions of several portfolios for Nicholas-Applegate Capital Management.

INVESTMENT ADVISER-GARTMORE WORLDWIDE LEADERS FUND

Gartmore Global Asset Management Trust ("GGAMT"), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Gartmore Worldwide Leaders Fund. GGAMT was organized in July 2000, and advises mutual funds and other institutional accounts. As of December 31, 2002, GGAMT and its U.S. affiliates had approximately $30.3 billion in assets under management, of which $34 million was managed by GGAMT.

The Fund pays GGAMT an annual management fee, which is based on the Fund's average daily net assets. The total management fee (including fees paid to subadvisers) paid by the Fund for the fiscal year ended October 31, 2002-expressed as a percentage of the Fund's average daily net assets and not taking into account any applicable waivers-was 1.00%.

MANAGEMENT


================================================================================


SUBADVISER-GARTMORE WORLDWIDE LEADERS FUND

Gartmore Global Partners (GGP), 1200 River Road, Conshohocken, Pennsylvania 19428, is the subadviser to the Gartmore Worldwide Leaders Fund. Subject to the supervision of GGAMT and the Trustees, GGP manages the Gartmore Worldwide Leaders Fund's assets in accordance with the Fund's investment objective and strategies. GGP makes investment decisions for each the Gartmore Worldwide Leaders Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and as of December 31, 2002 manages approximately $30.3 billion in assets with its U.S. affiliates.

Out of its management fee, GGAMT paid GGP an annual subadvisory fee for the fiscal year ended October 31, 2002-expressed as a percentage of the Fund's average daily net assets-of 0.50%.

GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one investment manager. The following describes the persons primarily responsible for day-to-day management of each Fund.

PORTFOLIO MANAGEMENT TEAM

Neil Rogan is the leader of the portfolio management team responsible for day-to-day management of the Gartmore Worldwide Leaders Fund. He also manages the Gartmore GVIT Worldwide Leaders Fund and other investment companies not offered in the U.S. Mr. Rogan joined Gartmore Investment Management plc, an affiliate of GGP, as head of Asia Pacific Equities in September 1997. In December 1999, he was appointed head of International Equities with responsibility for the Asia Pacific, Emerging Markets, Japanese, US and Global Equities management teams. In January 2001 Mr. Rogan undertook responsibility for the Global Equity Team. Prior to joining Gartmore, Mr. Rogan worked for Touche Remnant, where he specialized in Pacific & Emerging Markets (1982-1985), Flemings in London, where he was appointed head of the Pacific Region Portfolios Group in 1989 (1985-1992) and Jardine Fleming Investment Management in Hong Kong, where he served as a director and senior fund manager
(1992-1997). Mr. Rogan is also an associate member of the UK Society of Investment Professionals.

BUYING, SELLING AND EXCHANGING FUND SHARES


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CHOOSING A SHARE CLASS

As noted in the Fund Summaries, the Funds offer different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Funds are available to all investors; Institutional Service Class shares are available to a limited group of investors.

The following sales charges will generally apply:

Front-end Sales Charge when you purchase:

     Class A shares
     Class C shares

Contingent Deferred Sales Charge (CDSC)(1):

     Class B shares if you sell your shares within six years of purchase Class C shares if you sell your shares within one year of purchase

No Sales Charges on Institutional Service Class shares.

Sales charges are paid to the Fund's distributor, Gartmore Distribution Services Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class A, Class B and Class C shares each pay distribution and/or service fees under a Distribution Plan. These fees are retained by the Distributor or paid by the Distributor to brokers for distribution and shareholder services.

Class A and Institutional Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of Class A and Institutional Service Class shares.

If you want lower annual fund expenses, Class A shares (and Institutional Service Class shares if you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you wish to pay a lower front-end sales charge than you would for Class A share and are uncertain as to how long you may hold your shares, Class C shares may be right for you. Each Fund reserves the right to reject an order in excess of $250,000 for Class B shares and $1,000,000 for Class C shares and an order for Class B shares for Individual Retirement Accounts (IRA accounts) for shareholders 70 1/2 years old and older.

WHEN CHOOSING A SHARE CLASS, CONSIDER THE FOLLOWING:

Class A shares                    Class B shares                      Class C shares
----------------------------------------------------------------------------------------------------------
Front-end sales charge means      No front-end sales charge, so       Front-end sales charge means that
that a portion of your initial    your full investment immediately    a portion of your initial investment
investment goes toward the sales  goes toward buying shares           goes toward the sales charge and
charge, and is not invested                                           is not invested. Front-end Sales
                                                                      Charge on Class C is lower than
                                                                      Class A.
----------------------------------------------------------------------------------------------------------
Reductions and waivers of the     No reductions of the CDSC           Like Class B shares, no reductions
sales charge available            available, but waivers available    of the CDSC are available, but
                                                                      waivers are available
----------------------------------------------------------------------------------------------------------
Lower expenses than Class B       Higher distribution and service     Higher distribution and service
and Class C shares mean           fees than Class A shares mean       fees than Class A shares mean
higher dividends per share        higher fund expenses and lower      higher fund expenses and
                                  dividends per share                 lower dividends per share
----------------------------------------------------------------------------------------------------------
Conversion features are not       After seven years, Class B shares   Unlike Class B shares, Class C
applicable                        convert into Class A shares,        shares do not automatically
                                  which reduces your                  convert into another class
                                  future fund expenses
----------------------------------------------------------------------------------------------------------
No sales charge when shares       CDSC if shares are sold within      CDSC of 1% is applicable if
are sold back to a Fund(1)        six years: 5% in the first year,    shares are sold in
                                  4% in the second, 3% in the         the first year after purchase
                                  third and fourth years, 2% in the
                                  fifth, and 1% in the sixth year
----------------------------------------------------------------------------------------------------------
No maximum investment limit       Investments of $250,000 or more     Investments of $1,000,000 or
                                  may be rejected(2)                  more may be rejected(3)

---------------
1 A CDSC of up to 1% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid.

2    This limit was calculated based on a seven year holding period.

3    This limit was calculated based on a one year holding period.

BUYING, SELLING AND EXCHANGING FUND SHARES


================================================================================


For investors who are eligible to purchase Institutional Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C Shares.

WHO CAN BUY INSTITUTIONAL SERVICE CLASS SHARES

The Institutional Service Class shares are available for purchase only by the following:

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and roll-over individual retirement accounts from such plans
- tax-exempt employee benefit plans for which third party administrators provide recordkeeping services and are compensated by a Fund for such services
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
- registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by a Fund for services it provides
- life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the "Code") or qualified plans adopted pursuant to
     Section 401(a) of the Code.

BUYING SHARES

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund, allocable to such class, less the liabilities allocated to such class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not calculate NAV on the following days:

-  New Year's Day
-  Martin Luther King, Jr. Day
-  Presidents' Day
-  Good Friday
-  Memorial Day
-  Independence Day
-  Labor Day
-  Thanksgiving Day
-  Christmas Day
-  Other days when the New York Stock Exchange is not open.

Each Fund reserves the right not to determine NAV when:

-  It has not received any orders to purchase, sell or exchange shares.
-  Changes in the value of a Fund's portfolio do not affect the NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust ("GSA"), as the Fund's administrator, or its agent, determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of a Fund's investments may change on days when shares cannot be purchased or redeemed.

MINIMUM INVESTMENTS - CLASS A, B & C SHARES

To open an account (per Fund)                                  $2,000
---------------------------------------------------------------------
To open an IRA account (per Fund)                              $1,000
---------------------------------------------------------------------
Additional investments (per Fund)                                $100
---------------------------------------------------------------------
To Start an Automatic Asset Accumulation Plan                  $1,000
---------------------------------------------------------------------
Additional Automatic Asset Accumulation Plan Transaction          $50
---------------------------------------------------------------------

MINIMUM INVESTMENT - INSTITUTIONAL SERVICE CLASS SHARES

To open an account (per Fund)                                 $50,000
---------------------------------------------------------------------
Additional investments (per fund)                                None
---------------------------------------------------------------------

If you purchase shares through an account at a broker different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. Call 1-800-848-0920 for more information.

BUYING, SELLING AND EXCHANGING FUND SHARES


================================================================================


IN-KIND PURCHASES. Each Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for that Fund.

FRONT-END SALES CHARGES CLASS A AND CLASS C SHARES

The chart below shows the Class A front-end sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES
                          Sales Charge         Dealer
                              as a           Commission
                          percentage of         as a
                      --------------------  percentage of
                      Offering    Amount       Offering
Amount of purchase      Price    Invested       Price
---------------------------------------------------------
Less than $50,000        5.75%      6.10%           5.00%
---------------------------------------------------------
50,000 to $99,999        4.75       4.99            4.00
---------------------------------------------------------
100,000 to $249,999      3.50       3.63            3.00
---------------------------------------------------------
250,000 to $499,999      2.50       2.56            2.00
---------------------------------------------------------
500,000 to $999,999      2.00       2.04            1.75
---------------------------------------------------------
1 million or more        None       None            None

CLASS C SHARES

Sales of Class C shares will be charged a sales charge of 1.00% of the offering price (1.01% of the amount invested).

CLASS A PURCHASES NOT SUBJECT TO A SALES CHARGE

There are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. You can purchase $1 million or more in Class A shares of one or more Gartmore Funds (including the Funds) at one time, or you can utilize the Family Member Discounts, Lifetime Additional Discounts and Letter of Intent Discounts as described below. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 1.00% if you redeem any Class A share sold without a sales charge and for which a finder's fee was paid within 18 months of the date of purchase. (See "Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 1.00% on investments made in Class A shares of the Funds with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

REDUCTION OF CLASS A SALES CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

-    An increase in the amount of your investment. The table above shows how the
     --------------------------------------------
     sales charge decreases as the amount of your investment increases.

-    Family Member Discount. Members of your family who live at the same address
     ----------------------
     can combine investments in the Gartmore Funds (except purchases of the Gartmore Money Market Fund) Class A shares, possibly reducing the sales charge.

-    Lifetime Additional Discount. You can add the value of any of the Gartmore
     ----------------------------
     Funds Class A shares (except the Gartmore Money Market Fund) you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.

-    Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds
     -------------------------------------------------
     of an insurance policy issued by any member of Nationwide Insurance to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

-    No sales charge on a repurchase. If you sell Fund shares from your account,
     -------------------------------
     we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest the proceeds, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

-    Letter of Intent Discount. State in writing that during a 13-month period
     -------------------------
     you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares (excluding the Gartmore Money Market Fund) and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for deter- mining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of a Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER OF CLASS A SALES CHARGES

The Class A sales charges will be waived for the following purchases:

- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor, to waive sales charges for those persons.
- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor.
- Any person who pays for the shares with the proceeds of one of the following:

BUYING, SELLING AND EXCHANGING FUND SHARES


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     -    Sales of non-Gartmore Fund shares
     - Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver).
- Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Code.
- Trustees and retired Trustees of Gartmore Mutual Funds (including its predecessor Trusts).
- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF, GGAMT, GSA and their affiliates.
- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperatives, Inc.).

Additional investors eligible for sales charge waivers may be found in the SAI.

WAIVER OF CLASS C SALES CHARGES

Both the front-end sales charge and the CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company. In addition, the front-end sales charge applicable to Class C shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons.

CONVERSION OF CLASS B SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same.

HOW TO PLACE YOUR PURCHASE ORDER

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Eligible entities wishing to purchase Institutional Service Class shares should contact Customer Service at 1-800-848-0920 for information regarding such purchases.

BY MAIL. Complete and mail the application with a personal check order made payable to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks or money orders.

BY WIRE. You can request that your bank transmit funds (federal funds) by wire to the Funds' custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to a Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts.

BUYING, SELLING AND EXCHANGING FUND SHARES


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Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. A Fund may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:

GARTMORE FUNDS                                                   1-800-848-0920

Our customized voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time. (Monday through Friday).

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-4920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of householding regulatory materials.

For additional information on buying shares and shareholder services, call Customer Service or contact your sales representative.

SELLING SHARES

You can sell or, in other words, redeem your shares of the Funds at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after a Fund receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sell may be more or less than their original purchase price depending upon the market value of the Fund's investments at the time of the sale.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear. A Fund may also delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about the Funds' ability to make such a redemption in kind, see the SAI.

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Fund may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a signature guarantee.

RESTRICTIONS ON SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

SIGNATURE GUARANTEE - CLASS A, CLASS B AND CLASS C SHARES

A signature guarantee is required under the following circumstances:

-  if your account address has changed within the last 10 business days, or
- if the redemption check is made payable to anyone other than the registered shareholder, or
- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
- if the proceeds are mailed to any address other than the address of record, or
- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON  CLASS A, CLASS B AND CLASS C SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The amount of the sales charge will decrease as illustrated in the following chart:

                 1       2       3       4       5       6   7 years
Sale within   year   years   years   years   years   years   or more
---------------------------------------------------------------------
Sales charge     5%      4%      3%      3%      2%      1%        0%

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares of the Funds (and therefore pay

BUYING, SELLING AND EXCHANGING FUND SHARES


================================================================================


no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:

                    $1 million to   $4 million to   $25 million
Amount of Purchase  $   3,999,999   $  24,999,999       or more
----------------------------------------------------------------
Amount of CDSC               1.00%           0.50%         0.25%

The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Funds is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

With respect to Class C shares, you must pay a CDSC of 1% if you sell your Class C shares within the first year after you purchased them.

With respect to the CDSC for all three classes of shares, the CDSC is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit into your account an amount equal to any CDSC on Class B or Class C shares you paid. Also, we will waive the CDSC on Class B or Class C shares if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from IRA accounts after age 70 1/2 years. For more information, see the SAI.

REDEMPTION FEES

A Fund will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) of the Gartmore Nationwide Leaders and Gartmore U.S. Growth Leaders Funds after holding them for less than 30 days and of the Gartmore Worldwide Leaders Fund after holding them for less than 90 days. The redemption fee is paid directly to the appropriate Fund and is designed to offset brokerage commissions and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee may not apply in certain circumstances, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

HOW TO PLACE YOUR SALE ORDER

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer to the section entitled "Signature Guarantee-Class A, Class B and Class C shares" above. Eligible entities wishing to sell Institutional Service Class shares should contact the Distributor at 1-800-848-0920 for information regarding such sales.

BY TELEPHONE. Calling 1-800-848-0920 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use the voice response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

CAPITAL GAINS TAXES

If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes-Selling Fund Shares" on page 26.

BUYING, SELLING AND EXCHANGING FUND SHARES


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BY BANK WIRE. A Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application) unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund writ- ten notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848- 0920 or on our website, www.gartmorefunds.com. Your sale of shares will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

ON-LINE. Log on to our website, www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of our funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. A Fund may terminate the ability to sell Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ACCOUNTS WITH LOW BALANCES - CLASS A, B AND C SHARES

If the value of your Class A, B, or C shares of a Fund falls below $2,000 ($1,000 for IRA accounts), we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits the Class A, Class B and Class C shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION AND SERVICE FEES

Under the Distribution Plan, Class A, Class B and Class C shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund shall pay amounts not exceeding an annual amount of:

Class               As a % of daily net assets
---------------------------------------------------
Class A shares  0.25% (distribution or service fee)
---------------------------------------------------
Class B shares  1.00% (0.25% service fee)
---------------------------------------------------
Class C shares  1.00% (0.25% service fee)

Institutional Service Class shares pay no 12b-1 fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING SHARES

You can exchange the shares you own for shares of another fund within Gartmore Funds (except the Gartmore Morley Capital Accumulation Fund or any other Gartmore Fund not currently accepting purchase orders) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum

BUYING, SELLING AND EXCHANGING FUND SHARES


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investment requirement. For example, you can exchange Class A shares of a Fund for Class A shares of any other fund within the Gartmore Funds, but you can not exchange Class A shares for Class B, Class C or Institutional Service Class shares of another Fund.

Generally there is no sales charge for exchanges of Class B, Class C or Institutional Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another Gartmore Fund (including a Fund) and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund (see the prospectus for the original Gartmore Fund purchased for more information). If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund. Exchanges into the Prime Shares of the Gartmore Money Market Fund are only permitted from Class A, Class B, Class C and Institutional Service Class shares of the Funds. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. If you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held the Class B or Class C (or Class A) shares prior to the exchange into the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

CAPITAL GAINS TAXES

Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distributions and Taxes- Exchanging Fund Shares" on page 26.

HOW TO PLACE YOUR EXCHANGE ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page 21 or the back cover for contact information). If you make your request in writing, please be sure all account owners sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-848-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic exchange privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days written notice to shareholders.

EXCESSIVE EXCHANGE ACTIVITY

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of a Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, each of the following Gartmore Funds (including the Funds) may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that fund into another Gartmore Fund if you have held those shares for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund):

Fund                                                              Exchange Fee
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Gartmore Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . 2.00%

Gartmore International Growth Fund . . . . . . . . . . . . . . . . . . . 2.00%

Gartmore International Small Cap Growth Fund . . . . . . . . . . . . . . 2.00%

Gartmore Global Financial Services Fund . . . . . . . . . . . . . . . . .2.00%

Gartmore Global Utilities Fund . . . . . . . . . . . . . . . . . . . . . 2.00%

Gartmore Global Health Sciences Fund . . . . . . . . . . . . . . . . . . 2.00%

Gartmore Worldwide Leaders Fund . . . . . . . . . . . . . . . . . . . . .2.00%

Gartmore Nationwide Leaders Fund . . . . . . . . . . . . . . . . . . . . 2.00%

Gartmore U.S. Growth Leaders Fund . . . . . . . . . . . . . . . . . . . .2.00%

Gartmore Global Technology and Communications Fund . . . . . . . . . . . 2.00%

Gartmore Micro Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . 1.50%

Gartmore Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . 1.50%

Gartmore Millennium Growth Fund . . . . . . . . . . . . . . . . . . . . .1.50%

Gartmore Value Opportunities Fund . . . . . . . . . . . . . . . . . . . .1.50%

Nationwide Small Cap Fund . . . . . . . . . . . . . . . . . . . . . . . .1.50%

The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

DISTRIBUTIONS AND TAXES


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The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income. For tax advice regarding your personal tax situation, please speak with your tax adviser.


DISTRIBUTIONS OF INCOME DIVIDENDS

Every quarter, each Fund distributes any available income dividends to shareholders. Income dividends are taxable to you as ordinary income, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS OF CAPITAL GAINS

Capital gains, if any, realized by the Fund (meaning the excess of gains from sales of securities over any losses from sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are other- wise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are tax- able as such no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maxi- mum rate of 20%. The tax status of capital gains distributed to you during the year will be reported on a Form 1099. You will incur tax liability on distributions whether you take payment in cash or reinvest them to purchase additional Fund shares. For more information regarding capital gains tax rates, speak with your tax adviser.

REINVESTING DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the applicable Fund. You may request a payment in cash in writing if distributions are in excess of $5. You will be subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the applicable Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

You may be subject to backup withholding on a portion of your tax- able distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs a Fund to withhold a portion of such proceeds.

When withholding is required, the amount will be 30% for calendar year 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

CHANGING YOUR DISTRIBUTION OPTION
If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

STATE AND LOCAL TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING FUND SHARES

When you sell your shares in a Fund, you may realize a capital gain or loss, which is subject to federal income tax. The amount of tax depends on how long you held your shares. For individuals, long- term capital gains are currently taxed at a maximum rate of 20%; and short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset certain capital gains you may have.

EXCHANGING FUND SHARES

Exchanging your shares of a Fund for another fund within the Gartmore Funds is considered a sale for income tax purposes. Therefore, you may have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset certain capital gains you may have.

NON-U.S. INVESTORS

Non-U.S. investors may be subject to U.S. withholding of estate tax and are subject to special U.S. tax certification requirements

FINANCIAL HIGHLIGHTS


================================================================================


The financial highlights tables are intended to help you understand the Funds' financial performance for the life of the Funds. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions and no sales charges). Information for the period ended October 31, 2002 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual report, which is available upon request. All other information has been audited by other auditors.

FINANCIAL HIGHLIGHTS


================================================================================


GARTMORE NATIONWIDE LEADERS FUND


                                                                       INVESTMENT ACTIVITIES                DISTRIBUTIONS
                                                              --------------------------------------  -----------------------
                                                                  NET
                                                                REALIZED
                                        NET                       AND                                                   NET
                                       ASSET         NET       UNREALIZED      TOTAL                                   ASSET
                                       VALUE,    INVESTMENT      GAINS         FROM          NET                      VALUE,
                                     BEGINNING     INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL       END OF
                                     OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD
-----------------------------------  ----------  -----------  ------------  -----------  -----------  --------------  -------
CLASS A SHARES
Period Ended October 31, 2002 (d)    $    10.00        0.02         (0.55)       (0.53)       (0.01)          (0.01)  $  9.46

CLASS B SHARES
Period Ended October 31, 2002 (d)    $    10.00       (0.05)        (0.55)       (0.60)           -               -   $  9.40

CLASS C SHARES
Period Ended October 31, 2002 (d)    $    10.00       (0.05)        (0.55)       (0.60)           -               -   $  9.40

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2002 (d)    $    10.00        0.03         (0.55)       (0.52)       (0.01)          (0.01)  $  9.47


                                                                               RATIOS / SUPPLEMENTAL DATA
                                                            ---------------------------------------------------------------------
                                                                                                         RATIO
                                                                                       RATIO             OF NET
                                                                      RATIO OF NET       OF            INVESTMENT
                                                                       INVESTMENT      EXPENSES          INCOME
                                                    NET     RATIO OF     INCOME       (PRIOR TO          (LOSS)
                                                   ASSETS   EXPENSES     (LOSS)     REIMBURSEMENTS)    (PRIOR TO
                                                     AT        TO          TO             TO         REIMBURSEMENTS)
                                        TOTAL      END OF    AVERAGE     AVERAGE        AVERAGE        TO AVERAGE      PORTFOLIO
                                       RETURN      PERIOD      NET         NET            NET              NET         TURNOVER
                                         (a)       (000S)    ASSETS      ASSETS       ASSETS (b)       ASSETS (b)         (c)
-----------------------------------  -----------  --------  ---------  -----------  ---------------  ---------------  -----------
CLASS A SHARES
Period Ended October 31, 2002 (d)    (5.34%) (e)  $    891  1.45% (f)    0.23% (f)        4.93% (f)      (3.25%) (f)       60.54%

CLASS B SHARES
Period Ended October 31, 2002 (d)    (6.00%) (e)  $    317  2.20% (f)  (0.58%) (f)        5.78% (f)      (4.16%) (f)       60.54%

CLASS C SHARES
Period Ended October 31, 2002 (d)    (6.00%) (e)  $    243  2.21% (f)  (0.60%) (f)        5.80% (f)      (4.19%) (f)       60.54%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2002 (d)    (5.23%) (e)  $    778  1.32% (f)    0.39% (f)        4.74% (f)      (3.03%) (f)       60.54%

-------------------------------
(a) Excludes sales charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 18, 2001 (commencement of operations) through October 31, 2002. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date the net asset value was
    $10.11 per share for all classes which resulted in returns of (6.37%), (7.02%), (7.02%) and (6.26%) for Class A shares,
    Class B shares, Class C shares and Institutional Service Class shares, respectively.
(e) Not annualized.
(f) Annualized.

FINANCIAL HIGHLIGHTS


================================================================================


GARTMORE U.S. GROWTH LEADERS FUND

                                                                      INVESTMENT ACTIVITIES               DISTRIBUTIONS
                                                              ------------------------------------  -----------------------
                                                                  NET
                                                                REALIZED
                                        NET                       AND                                                 NET
                                       ASSET         NET       UNREALIZED      TOTAL                                 ASSET
                                       VALUE,    INVESTMENT      GAINS         FROM         NET                     VALUE,
                                     BEGINNING     INCOME     (LOSSES) ON   INVESTMENT   REALIZED       TOTAL       END OF
                                     OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     GAINS    DISTRIBUTIONS   PERIOD
-----------------------------------  ----------  -----------  ------------  -----------  ---------  --------------  -------
CLASS A SHARES
Period Ended October 31, 2000 (d)    $    10.00       (0.01)         1.65         1.64          -               -   $ 11.64
Year Ended October 31, 2001          $    11.64       (0.08)        (5.13)       (5.21)     (0.41)          (0.41)  $  6.02
Year Ended October 31, 2002          $     6.02       (0.07)        (0.46)       (0.53)         -               -   $  5.49

CLASS B SHARES
Period Ended October 31, 2000 (d)    $    10.00       (0.03)         1.65         1.62          -               -   $ 11.62
Year Ended October 31, 2001          $    11.62       (0.11)        (5.14)       (5.25)     (0.41)          (0.41)  $  5.96
Year Ended October 31, 2002          $     5.96       (0.12)        (0.44)       (0.56)         -               -   $  5.40

CLASS C SHARES
Period Ended October 31, 2001 (e)    $     6.45       (0.04)        (0.41)       (0.45)         -               -   $  6.00
Year Ended October 31, 2002 (f)      $     6.00       (0.12)        (0.44)       (0.56)         -               -   $  5.44

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d)    $    10.00           -          1.66         1.66          -               -   $ 11.66
Year Ended October 31, 2001          $    11.66       (0.06)        (5.13)       (5.19)     (0.41)          (0.41)  $  6.06
Year Ended October 31, 2002 (f)      $     6.06       (0.06)        (0.46)       (0.52)         -               -   $  5.54


                                                                               RATIOS / SUPPLEMENTAL DATA
                                                            ----------------------------------------------------------------------
                                                                          RATIO
                                                                         OF NET                       RATIO OF NET
                                                                       INVESTMENT                      INVESTMENT
                                                    NET     RATIO OF     INCOME        RATIO OF          INCOME
                                                   ASSETS   EXPENSES     (LOSS)        EXPENSES          (LOSS)
                                                   AT END      TO          TO          (PRIOR TO        (PRIOR TO
                                        TOTAL        OF      AVERAGE     AVERAGE    REIMBURSEMENTS)  REIMBURSEMENTS)
                                       RETURN      PERIOD      NET         NET        TO AVERAGE       TO AVERAGE      PORTFOLIO
                                         (a)       (000S)    ASSETS      ASSETS     NET ASSETS (b)   NET ASSETS (b)   TURNOVER (c)
-----------------------------------  -----------  --------  ---------  -----------  ---------------  ---------------  ------------
CLASS A SHARES
Period Ended October 31, 2000 (d)     16.40% (g)  $  1,411  1.20% (h)  (0.30%) (h)        8.29% (h)      (7.39%) (h)       124.62%
Year Ended October 31, 2001             (45.81%)  $  1,195      1.60%      (1.04%)            7.91%          (7.35%)       944.67%
Year Ended October 31, 2002              (8.80%)  $  1,356      1.57%      (1.20%)            3.04%          (2.67%)       773.95%

CLASS B SHARES
Period Ended October 31, 2000 (d)     16.20% (g)  $    804  1.70% (h)  (0.83%) (h)        9.20% (h)      (8.33%) (h)       124.62%
Year Ended October 31, 2001             (46.25%)  $    772      2.20%      (1.66%)            8.84%          (8.30%)       944.67%
Year Ended October 31, 2002              (9.40%)  $    719      2.26%      (1.89%)            3.88%          (3.51%)       773.95%

CLASS C SHARES
Period Ended October 31, 2001 (e)    (6.98%) (g)  $      9  2.20% (h)  (1.77%) (h)        9.87% (h)      (9.44%) (h)       944.67%
Year Ended October 31, 2002 (f)          (9.33%)  $     16      2.27%      (1.89%)            3.69%          (3.31%)       773.95%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d)     16.60% (g)  $    777  0.75% (h)    0.12% (h)        8.14% (h)      (7.27%) (h)       124.62%
Year Ended October 31, 2001             (45.55%)  $    449      1.30%      (0.75%)            7.39%          (6.84%)       944.67%
Year Ended October 31, 2002 (f)          (8.58%)  $    853      1.32%      (0.95%)            2.52%          (2.15%)       773.95%

-------------------------------
(a) Excludes sales charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from June 30, 2000 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f) Net investment income (loss) is based on average shares outstanding during the period.
(g) Not annualized.
(h) Annualized.

FINANCIAL HIGHLIGHTS


================================================================================


GARTMORE WORLDWIDE LEADERS FUND

                                                                     INVESTMENT ACTIVITIES
                                                              -----------------------------------  ----------------------
                                                                  NET                                              NET
                                        NET                   REALIZED AND                  NET                   ASSETS
                                       ASSET         NET       UNREALIZED       TOTAL      ASSET                  AT END
                                       VALUE,    INVESTMENT       GAINS         FROM      VALUE,      TOTAL         OF
                                     BEGINNING     INCOME      (LOSSES) ON   INVESTMENT   END OF      RETURN      PERIOD
                                     OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES   PERIOD       (a)        (000S)
-----------------------------------  ----------  -----------  -------------  -----------  -------  ------------  --------
CLASS A SHARES
Period Ended October 31, 2000 (d)    $    10.00           -          (0.88)       (0.88)  $  9.12   (8.80%) (f)  $  1,542
Year Ended October 31, 2001          $     9.12       (0.01)         (2.85)       (2.86)  $  6.26      (31.36%)  $  1,096
Year Ended October 31, 2002          $     6.26           -          (0.76)       (0.76)  $  5.50      (12.14%)  $  1,046

CLASS B SHARES
Period Ended October 31, 2000 (d)    $    10.00           -          (0.89)       (0.89)  $  9.11   (8.90%) (f)  $  1,519
Year Ended October 31, 2001          $     9.11       (0.06)         (2.85)       (2.91)  $  6.20      (31.94%)  $  1,051
Year Ended October 31, 2002          $     6.20       (0.04)         (0.75)       (0.79)  $  5.41      (12.74%)  $    936

CLASS C SHARES
Period Ended October 31, 2001 (e)    $     7.77       (0.02)         (1.52)       (1.54)  $  6.23  (19.82%) (f)  $     20
Year Ended October 31, 2002          $     6.23       (0.04)         (0.75)       (0.79)  $  5.44      (12.68%)  $     19

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d)    $    10.00        0.01          (0.89)       (0.88)  $  9.12   (8.80%) (f)  $  1,521
Year Ended October 31, 2001          $     9.12        0.01          (2.84)       (2.83)  $  6.29      (31.03%)  $  1,048
Year Ended October 31, 2002          $     6.29        0.01          (0.76)       (0.75)  $  5.54      (11.92%)  $  1,133


                                                            RATIOS / SUPPLEMENTAL DATA
                                     -----------------------------------------------------------------------------
                                                  RATIO OF NET      RATIO OF         RATIO OF NET
                                      RATIO OF     INVESTMENT       EXPENSES      INVESTMENT INCOME
                                      EXPENSES    INCOME (LOSS)     (PRIOR TO      (LOSS) (PRIOR TO
                                     TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                         NET           NET         TO AVERAGE         TO AVERAGE       PORTFOLIO
                                       ASSETS        ASSETS      NET ASSETS (b)     NET ASSETS (b)    TURNOVER (c)
-----------------------------------  -----------  -------------  ---------------  ------------------  ------------
CLASS A SHARES
Period Ended October 31, 2000 (d)      1.68% (g)      0.05% (g)        6.74% (g)         (5.01%) (g)        21.59%
Year Ended October 31, 2001                1.75%        (0.19%)            5.71%             (4.15%)        34.57%
Year Ended October 31, 2002                1.69%        (0.03%)            2.60%             (0.94%)       467.35%

CLASS B SHARES
Period Ended October 31, 2000 (d)      2.26% (g)    (0.53%) (g)        7.47% (g)         (5.74%) (g)        21.59%
Year Ended October 31, 2001                2.35%        (0.78%)            6.47%             (4.90%)        34.57%
Year Ended October 31, 2002                2.39%        (0.72%)            3.36%             (1.69%)       467.35%

CLASS C SHARES
Period Ended October 31, 2001 (e)      2.35% (g)    (1.04%) (g)        7.40% (g)         (6.09%) (g)        34.57%
Year Ended October 31, 2002                2.39%        (0.71%)            3.41%             (1.73%)       467.35%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d)      1.36% (g)      0.37% (g)        6.45% (g)         (4.72%) (g)        21.59%
Year Ended October 31, 2001                1.42%          0.13%            5.44%             (3.89%)        34.57%
Year Ended October 31, 2002                1.42%          0.25%            2.34%             (0.67%)       467.35%

-------------------------------
(a) Excludes sales charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from August 30, 2000 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f) Not annualized.
(g) Annualized.

                      [This Page Left Blank Intentionally]

                      [This Page Left Blank Intentionally]

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)

- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

-    Semi-Annual Reports

To obtain a document free of charge, contact us at the address or number listed below.

FOR ADDITIONAL INFORMATION CONTACT:

Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

FOR 24-HOUR ACCESS:

1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m.
- 9 p.m. Eastern Time, Monday through Friday. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any  documents.)

ON THE EDGAR DATABASE VIA  THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

THE TRUST'S INVESTMENT COMPANY ACT  FILE NO.: 811-08495



GARTMORE FUNDS

Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205

www.gartmorefunds.com

--------------------------------------------------------------------------------

                         STATEMENT OF ADDITIONAL INFORMATION
                                 OCTOBER 1, 2003

                              GARTMORE MUTUAL FUNDS
                       (FORMERLY NATIONWIDE MUTUAL FUNDS)

                       GARTMORE ASIA PACIFIC LEADERS FUND
                               GARTMORE BOND FUND
                         GARTMORE EMERGING MARKETS FUND
                         GARTMORE EUROPEAN LEADERS FUND
                     GARTMORE GLOBAL FINANCIAL SERVICES FUND
                      GARTMORE GLOBAL HEALTH SCIENCES FUND
                      GARTMORE GLOBAL SMALL COMPANIES FUND
               GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
                         GARTMORE GLOBAL UTILITIES FUND
                          GARTMORE GOVERNMENT BOND FUND
                              GARTMORE GROWTH FUND
                          GARTMORE HIGH YIELD BOND FUND
                       GARTMORE INTERNATIONAL GROWTH FUND
                  GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND
                 GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND
            GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
                  GARTMORE INVESTOR DESTINATIONS MODERATE FUND
           GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
                GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND
                          GARTMORE LARGE CAP VALUE FUND
                      GARTMORE LONG-SHORT EQUITY PLUS FUND
                         GARTMORE MICRO CAP EQUITY FUND
                          GARTMORE MID CAP GROWTH FUND
                         GARTMORE MILLENNIUM GROWTH FUND
                           GARTMORE MONEY MARKET FUND
                    GARTMORE MORLEY CAPITAL ACCUMULATION FUND
                      GARTMORE MORLEY ENHANCED INCOME FUND
     GARTMORE NATIONWIDE LEADERS FUND (FORMERLY GARTMORE U.S. LEADERS FUND)
                                GARTMORE OTC FUND
                          GARTMORE TAX-FREE INCOME FUND
                            GARTMORE NATIONWIDE FUND
                      (FORMERLY GARTMORE TOTAL RETURN FUND)
                  GARTMORE NATIONWIDE PRINCIPAL PROTECTED FUND
       GARTMORE U.S. GROWTH LEADERS FUND GARTMORE VALUE OPPORTUNITIES FUND
                        GARTMORE VALUE OPPORTUNITIES FUND
                         GARTMORE WORLDWIDE LEADERS FUND
                           NATIONWIDE BOND INDEX FUND
                          NATIONWIDE GROWTH FOCUS FUND
                       NATIONWIDE INTERNATIONAL INDEX FUND
                        NATIONWIDE LARGE CAP GROWTH FUND
                      NATIONWIDE MID CAP MARKET INDEX FUND
                          NATIONWIDE S&P 500 INDEX FUND
                            NATIONWIDE SMALL CAP FUND
                         NATIONWIDE SMALL CAP INDEX FUND
                        NORTHPOINTE SMALL CAP VALUE FUND

     Gartmore Mutual Funds (the "Trust") is a registered open-end investment company consisting of 44 series as of the date hereof. This Statement of Additional Information ("SAI") relates to all series of the Trust which are listed above (each, a "Fund" and collectively, the "Funds").

     This SAI is not a prospectus but is incorporated by reference into the Prospectuses for the Funds. It contains information in addition to and more detailed than that set forth in the Prospectuses and should be read in conjunction with the following Prospectuses:

- Gartmore International Growth Fund, Gartmore International Small Cap Growth Fund and Gartmore Emerging Markets Fund dated March 1, 2003;
- Gartmore Nationwide Leaders Fund (formerly Gartmore U.S. Leaders Fund), Gartmore U.S. Growth Leaders Fund and Gartmore Worldwide Leaders Fund dated March 1, 2003, as supplemented October 1, 2003;
- Gartmore Micro Cap Equity Fund, Gartmore Millennium Growth Fund, Gartmore Value Opportunities Fund and Gartmore High Yield Bond Fund dated March 1, 2003;
- Gartmore Global Technology and Communications Fund, Gartmore Global Financial Services Fund, Gartmore Global Utilities Fund and Gartmore Global Health Sciences Fund dated March 1, 2003 (as supplemented July 9, 2003);
- Gartmore Nationwide Fund (formerly Gartmore Total Return Fund), Gartmore Growth Fund, Gartmore Large Cap Value Fund and Gartmore Mid Cap Growth
     Fund,  dated  March  1,  2003,  as  supplemented  October  1,  2003;
- Nationwide Large Cap Growth Fund and Nationwide Small Cap Fund dated March 1, 2003 (as supplemented June 30, 2003);
-    NorthPointe  Small  Cap  Value  Fund  dated  March  1,  2003;
- Gartmore Bond Fund, Gartmore Government Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Morley Enhanced Income Fund and Gartmore Money Market Fund dated September 1, 2003;
- Gartmore Bond Fund, Gartmore Government Bond Fund and Gartmore Tax-Free Income Fund (Class X and Class Y shares) dated September 1, 2003;
-    Gartmore  Bond  Fund,  Gartmore  Government  Bond  Fund and Gartmore Morley
     Enhanced  Income  Fund  (Class  R  shares)  dated  October  1,  2003;
- Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and
     Nationwide  Bond  Index  Fund  dated  March  1,  2003;
- Gartmore Morley Capital Accumulation Fund dated March 1, 2003 (as supplemented June 11, 2003);
- Gartmore Investor Destinations Aggressive Fund, Gartmore Investor Destinations Moderately Aggressive Fund, Gartmore Investor Destinations Moderate Fund, Gartmore Investor Destinations Moderately Conservative Fund and Gartmore Investor Destinations Conservative Fund (collectively, the "Investor Destinations Funds") dated October 1, 2003;
- Nationwide Growth Focus Fund, Gartmore Global Small Companies Fund, Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund and Gartmore European Leaders Fund dated March 1, 2003;
-    Gartmore  Long-Short  Equity  Plus  Fund  dated  June  23,  2003;  and
-    Gartmore  Nationwide  Principal  Protected  Fund  dated  June  20,  2003.

Shares of the Gartmore Nationwide Principal Protected, Gartmore European Leaders, Gartmore Asia Pacific Leaders, Gartmore OTC, Nationwide Growth Focus, and Gartmore Global Small Companies Funds are not currently being offered to investors.

Terms not defined in this SAI have the meanings assigned to them in the Prospectuses.

The Prospectuses may be obtained from Gartmore Mutual Funds, P.O. Box 182205, Columbus, Ohio 43218-2205, or by calling toll free 1-800-848-0920.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS


                                                                        PAGE
-----------------------------------------------------------------------
General Information and History . . . . . . . . . . . . . . . . . . . .    1
Additional Information on Portfolio Instruments and Investment Policies    1
Description of Portfolio Instruments and Investment Policies. . . . . .    8
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . .   61
Trustees and Officers of the Trust. . . . . . . . . . . . . . . . . . .   65
Investment Advisory and Other Services. . . . . . . . . . . . . . . . .   73
Brokerage Allocation. . . . . . . . . . . . . . . . . . . . . . . . . .  110
Additional Information on Purchases and Sales . . . . . . . . . . . . .  116
Valuation of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .  127
Systematic Investment Strategies. . . . . . . . . . . . . . . . . . . .  128
Investor Privileges . . . . . . . . . . . . . . . . . . . . . . . . . .  130
Investor Services . . . . . . . . . . . . . . . . . . . . . . . . . . .  133
Fund Performance Advertising. . . . . . . . . . . . . . . . . . . . . .  135
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . .  159
Additional General Tax Information For All Funds. . . . . . . . . . . .  162
Major Shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . .  170
Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . .  201
Appendix A - Debt Ratings . . . . . . . . . . . . . . . . . . . . . . .  203

--------------------------------------------------------------------------------
                        GENERAL INFORMATION AND HISTORY

     Gartmore Mutual Funds (the "Trust"), formerly Nationwide Mutual Funds (until January 25, 2002) and formerly Nationwide Investing Foundation III (until March 1, 2000), is an open-end management investment company organized under the laws of Ohio by a Declaration of Trust dated October 30, 1997, as subsequently amended. The Trust currently consists of 44 separate series, each with its own investment objective. Each of the Funds, except the Nationwide S&P 500 Index, Gartmore Asia Pacific Leaders, Gartmore European Leaders, Gartmore Nationwide Leaders, Gartmore U.S. Growth Leaders, Gartmore Worldwide Leaders, Nationwide Growth Focus, Nationwide Small Cap Index, Nationwide Mid Cap Market Index, Nationwide Bond Index, Nationwide International Index, Gartmore Global Health Sciences, Gartmore Global Financial Services, Gartmore Global Utilities, Gartmore Global Technology and Communications and each of the Investor Destinations Funds, is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

On  June  23,  2003,  the Montgomery Global Focus Fund and the Montgomery Global
Opportunities Fund, two series portfolios of The Montgomery Funds, reorganized with and into the Gartmore Worldwide Leaders Fund. Also on June 23, 2003, the Montgomery Partners Long-Short Equity Plus Fund, a series portfolio of The Montgomery Funds II, reorganized with and into the Gartmore Long-Short Equity Plus Fund.


     ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

ALL  FUNDS

     The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

     With respect to the Investor Destinations Funds, this Statement of Additional Information, like the Prospectus for such Funds, uses the term "Fund" to include the different combinations of mutual funds that each Fund in the Investor Destination Series will invest (the "Underlying Funds") in which the Funds invest. Please review the discussions in the Prospectuses for further information regarding the investment objectives and policies of each Fund.

--------------------------------------------------------------------------------

TYPE                                                 GARTMORE                        NATIONWIDE                 GARTMORE
OF                                                     TAX      GARTMORE   GARTMORE     S&P                       HIGH
INVESTMENT                      GARTMORE   GARTMORE    FREE    GOVERNMENT   MONEY       500        GARTMORE      YIELD
OR                   GARTMORE  NATIONWIDE    BOND     INCOME      BOND      MARKET     INDEX         VALUE        BOND
TECHNIQUE             GROWTH                                                                     OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
U.S.
COMMON
STOCKS. . . . . . .  Y         Y                                                     Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
PREFERRED
STOCKS. . . . . . .  Y         Y                                                                 Y              Y
-------------------------------------------------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS. . . . . . .  Y         Y                                                                                Y
-------------------------------------------------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES . . . . .  Y         Y                                                     Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
ILLIQUID
SECURITIES. . . . .  Y         Y           Y         Y         Y           Y                     Y              Y
-------------------------------------------------------------------------------------------------------------------------
RESTRICTED
SECURITIES. . . . .  Y         Y           Y         Y         Y           Y                     Y              Y
-------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES. . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT
COMPANIES . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE
INVESTMENT
TRUSTS (REITS)                                                                       Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
SECURITIES
OF
FOREIGN
ISSUERS . . . . . .  Y         Y           Y                               Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS. . . . . .  Y         Y                                                     Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
SECURITIES
FROM
DEVELOPING
COUNTRIES/EMERGING
MARKETS                                                                                          Y              Y
-------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES. . . . .  Y         Y           Y                                                     Y              Y
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT
                                           Y         Y         Y                                                Y
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT
WHEN
ORIGINALLY
ISSUED
BUT WITH
397 DAYS
OR LESS
REMAINING
TO MATURITY . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM
DEBT. . . . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
FLOATING
AND
VARIABLE
RATE
SECURITIES. . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                                 Y         Y         Y                                                Y
-------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS                                      Y                                                                    Y
-------------------------------------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES                                 Y                                                                    Y
-------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE DEBT                                 Y         Y                                                          Y
-------------------------------------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S. $)                                 Y                               Y                                    Y
-------------------------------------------------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S. $). . . . .  Y         Y                                           Y                                    Y
-------------------------------------------------------------------------------------------------------------------------
DURATION                                   Y                   Y                                                Y
-------------------------------------------------------------------------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES. . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
MONEY
MARKET
INSTRUMENTS . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------


                                                       NATIONWIDE
TYPE                             GARTMORE                 MID
OF                   NATIONWIDE   GLOBAL   NATIONWIDE     CAP
INVESTMENT             GROWTH     HEALTH     SMALL       MARKET     NATIONWIDE    NATIONWIDE
OR                     FOCUS     SCIENCES     CAP        INDEX     INTERNATIONAL     BOND
TECHNIQUE                                    INDEX                     INDEX        INDEX
---------------------------------------------------------------------------------------------

U.S.
COMMON
STOCKS. . . . . . .  Y           Y         Y           Y
---------------------------------------------------------------------------------------------
PREFERRED
STOCKS. . . . . . .  Y           Y
---------------------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS. . . . . . .  Y           Y         Y           Y
---------------------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES . . . . .  Y           Y         Y           Y
---------------------------------------------------------------------------------------------
ILLIQUID
SECURITIES. . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
RESTRICTED
SECURITIES. . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES. . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
INVESTMENT
COMPANIES . . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
REAL
ESTATE
INVESTMENT
TRUSTS
(REITS) . . . . . .  Y           Y         Y           Y           Y
---------------------------------------------------------------------------------------------
SECURITIES
OF
FOREIGN
ISSUERS . . . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS. . . . . .  Y           Y         Y           Y           Y
---------------------------------------------------------------------------------------------
SECURITIES
FROM
DEVELOPING
COUNTRIES/EMERGING
MARKETS . . . . . .  Y           Y
---------------------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES. . . . .  Y           Y
---------------------------------------------------------------------------------------------
LONG-TERM
DEBT
                                                                                  Y
---------------------------------------------------------------------------------------------
LONG-TERM
DEBT
WHEN
ORIGINALLY
ISSUED
BUT WITH
397 DAYS
OR LESS
REMAINING
TO MATURITY . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
SHORT-TERM
DEBT. . . . . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
FLOATING
AND
VARIABLE
RATE
SECURITIES. . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                                                                        Y
---------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS
---------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES
---------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE DEBT
---------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S. $)                                                                        Y
---------------------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S. $)                       Y                                 Y              Y
---------------------------------------------------------------------------------------------
DURATION
---------------------------------------------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES. . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
MONEY
MARKET
INSTRUMENTS . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------

                                        2

--------------------------------------------------------------------------------

TYPE                           GARTMORE                                                                               GARTMORE
OF                              LARGE    NATIONWIDE  NATIONWIDE    GARTMORE    GARTMORE  NORTHPOINTE    GARTMORE      INVESTOR
INVESTMENT                       CAP       LARGE       SMALL        MORLEY      MORLEY      SMALL       INVESTOR    DESTINATIONS
OR                              VALUE       CAP         CAP        CAPITAL     ENHANCED      CAP      DESTINATIONS   MODERATELY
TECHNIQUE                                  GROWTH                ACCUMULATION   INCOME      VALUE      AGGRESSIVE    AGGRESSIVE
---------------------------------------------------------------------------------------------------------------------------------

U.S. COMMON
STOCKS. . . . . . . . . . . .  Y         Y           Y                                   Y            Y             Y
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED
STOCKS. . . . . . . . . . . .  Y         Y                                               Y
---------------------------------------------------------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS. . . . . . . . . . . .  Y         Y           Y                                   Y            Y             Y
---------------------------------------------------------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES . . . . . . . . . .  Y         Y           Y                                   Y            Y             Y
---------------------------------------------------------------------------------------------------------------------------------
ILLIQUID
SECURITIES. . . . . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
---------------------------------------------------------------------------------------------------------------------------------
RESTRICTED
SECURITIES. . . . . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
---------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/DELAYED-DELIVERY
SECURITIES. . . . . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT
COMPANIES . . . . . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE
INVESTMENT
TRUSTS
(REITS) . . . . . . . . . . .  Y         Y           Y                                   Y
---------------------------------------------------------------------------------------------------------------------------------
SECURITIES
OF FOREIGN
ISSUERS . . . . . . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
---------------------------------------------------------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS. . . . . . . . . . .  Y         Y           Y                                   Y            Y             Y
---------------------------------------------------------------------------------------------------------------------------------
SECURITIES
FROM
DEVELOPING
COUNTRIES/EMERGING
MARKETS                                                                                  Y
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES. . . . . . . . . .  Y         Y           Y                                   Y
---------------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT. . . . . . . . . . . . .  Y         Y           Y           Y             Y                      Y             Y
---------------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT WHEN
ORIGINALLY
ISSUED BUT
WITH
397 DAYS
OR LESS
REMAINING
TO MATURITY . . . . . . . . .  Y         Y           Y           Y             Y                      Y             Y
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM
DEBT. . . . . . . . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
---------------------------------------------------------------------------------------------------------------------------------
FLOATING
AND VARIABLE
RATE
SECURITIES. . . . . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
---------------------------------------------------------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                               Y                       Y             Y
---------------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES. . . . . . . . . .  Y         Y
---------------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE
DEBT
---------------------------------------------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS . . . . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
---------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S. $). . . . . . . . . .  Y         Y           Y           Y             Y                      Y             Y
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER)
(DENOMINATED
IN U.S. $)                                                                                            Y             Y
---------------------------------------------------------------------------------------------------------------------------------
DURATION                                                         Y             Y                      Y             Y
---------------------------------------------------------------------------------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES. . . . . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
---------------------------------------------------------------------------------------------------------------------------------
MONEY
MARKET
INSTRUMENTS . . . . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
---------------------------------------------------------------------------------------------------------------------------------



TYPE                                           GARTMORE                                 GARTMORE
OF                               GARTMORE      INVESTOR      GARTMORE     GARTMORE       GLOBAL
INVESTMENT                       INVESTOR    DESTINATIONS    INVESTOR    MILLENNIUM    TECHNOLOGY    GARTMORE    GARTMORE
OR                             DESTINATIONS   MODERATELY   DESTINATIONS    GROWTH         AND        EMERGING  INTERNATIONAL
TECHNIQUE                        MODERATE    CONSERVATIVE  CONSERVATIVE              COMMUNICATIONS  MARKETS      GROWTH
-----------------------------------------------------------------------------------------------------------------------------

U.S. COMMON
STOCKS. . . . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------
PREFERRED
STOCKS                                                                   Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS. . . . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES . . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------
ILLIQUID
SECURITIES. . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------
RESTRICTED
SECURITIES. . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/DELAYED-DELIVERY
SECURITIES. . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT
COMPANIES . . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE
INVESTMENT
TRUSTS
(REITS)                                                                  Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------
SECURITIES
OF FOREIGN
ISSUERS . . . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS. . . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------
SECURITIES
FROM
DEVELOPING
COUNTRIES/EMERGING
MARKETS                                                                  Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES                                                               Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT. . . . . . . . . . . . .  Y             Y             Y                                         Y         Y
-----------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT WHEN
ORIGINALLY
ISSUED BUT
WITH
397 DAYS
OR LESS
REMAINING
TO MATURITY . . . . . . . . .  Y             Y             Y                                         Y         Y
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM
DEBT. . . . . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------
FLOATING
AND VARIABLE
RATE
SECURITIES. . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                                                                                           Y         Y
-----------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS                                                                                                Y         Y
-----------------------------------------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
-----------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE
DEBT                                                                                                 Y         Y
-----------------------------------------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S. $). . . . . . . . . .  Y             Y             Y             Y                           Y         Y
-----------------------------------------------------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER)
(DENOMINATED
IN U.S. $). . . . . . . . . .  Y             Y             Y                                         Y         Y
-----------------------------------------------------------------------------------------------------------------------------
DURATION. . . . . . . . . . .  Y             Y             Y                                         Y         Y
-----------------------------------------------------------------------------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES. . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------
MONEY
MARKET
INSTRUMENTS . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TYPE                                                                    GARTMORE
OF                                               GARTMORE             INTERNATIONAL  GARTMORE  GARTMORE  GARTMORE
INVESTMENT                  GARTMORE   GARTMORE   GLOBAL                  SMALL        U.S.      ASIA     GLOBAL    GARTMORE
OR                          WORLDWIDE  EUROPEAN    SMALL    GARTMORE       CAP        GROWTH   PACIFIC   FINANCIAL   GLOBAL
TECHNIQUE                    LEADERS   LEADERS   COMPANIES    OTC        GROWTH      LEADERS   LEADERS   SERVICES   UTILITIES
-----------------------------------------------------------------------------------------------------------------------------
U.S.
COMMON
STOCKS . . . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
PREFERRED
STOCKS . . . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS . . . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES. . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
ILLIQUID
SECURITIES . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
RESTRICTED
SECURITIES . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT
COMPANIES. . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE
INVESTMENT
TRUSTS (REITS) . . . . . .  Y          Y         Y          Y         Y                                  Y          Y
-----------------------------------------------------------------------------------------------------------------------------
SECURITIES OF
FOREIGN ISSUERS. . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS . . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
SECURITIES FROM
DEVELOPING
COUNTRIES/
EMERGING
MARKETS. . . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT                                                                  Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT WHEN
ORIGINALLY
ISSUED, BUT
WITH
397 DAYS
OR LESS
REMAINING
TO MATURITY                                                           Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM
DEBT . . . . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
FLOATING
AND
VARIABLE
RATE
SECURITIES . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                             Y                              Y                        Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS
-----------------------------------------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES                                                            Y                        Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE
DEBT                                                                                 Y         Y
-----------------------------------------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS. . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
SOVEREIGN
DEBT(FOREIGN)(DENOMINATED
IN U.S. $) . . . . . . . .  Y          Y         Y          Y         Y
-----------------------------------------------------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S. $) . . . . . . . .  Y          Y         Y          Y         Y
-----------------------------------------------------------------------------------------------------------------------------
DURATION . . . . . . . . .  Y          Y         Y          Y         Y
-----------------------------------------------------------------------------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------
MONEY
MARKET
INSTRUMENTS. . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
-----------------------------------------------------------------------------------------------------------------------------



TYPE                                              GARTMORE
OF                                      GARTMORE    MID      GARTMORE    GARTMORE
INVESTMENT                   GARTMORE    MICRO      CAP     LONG-SHORT  NATIONWIDE
OR                          NATIONWIDE    CAP      GROWTH     EQUITY    PRINCIPAL
TECHNIQUE                    LEADERS     EQUITY                PLUS     PROTECTED*
-----------------------------------------------------------------------------------

U.S.
COMMON
STOCKS . . . . . . . . . .  Y           Y         Y         Y           G, PG
-----------------------------------------------------------------------------------
PREFERRED
STOCKS . . . . . . . . . .  Y                     Y         Y           G, PG
-----------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS . . . . . . . . . .  Y           Y         Y         Y           G, PG
-----------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES. . . . . . . . .  Y           Y         Y         Y           G, PG
-----------------------------------------------------------------------------------
ILLIQUID
SECURITIES . . . . . . . .  Y           Y         Y         Y           G, PG
-----------------------------------------------------------------------------------
RESTRICTED
SECURITIES . . . . . . . .  Y           Y         Y         Y           G, PG
-----------------------------------------------------------------------------------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES . . . . . . . .  Y           Y         Y         Y           G, PG
-----------------------------------------------------------------------------------
INVESTMENT
COMPANIES. . . . . . . . .  Y           Y         Y         Y           A
-----------------------------------------------------------------------------------
REAL ESTATE
INVESTMENT
TRUSTS (REITS)                          Y         Y                     G, PG
-----------------------------------------------------------------------------------
SECURITIES OF
FOREIGN ISSUERS. . . . . .  Y                     Y                     A
-----------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS . . . . . . . . .  Y                     Y         Y           G, PG
-----------------------------------------------------------------------------------
SECURITIES FROM
DEVELOPING
COUNTRIES/
EMERGING
MARKETS
-----------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES . . . . . . . .  Y                     Y         Y           G, PG
-----------------------------------------------------------------------------------
LONG-TERM
DEBT                                                                    PG
-----------------------------------------------------------------------------------
LONG-TERM
DEBT WHEN
ORIGINALLY
ISSUED, BUT
WITH
397 DAYS
OR LESS
REMAINING
TO MATURITY. . . . . . . .  Y                               Y           A
-----------------------------------------------------------------------------------
SHORT-TERM
DEBT . . . . . . . . . . .  Y           Y         Y         Y           A
-----------------------------------------------------------------------------------
FLOATING
AND
VARIABLE
RATE
SECURITIES . . . . . . . .  Y           Y         Y         Y           A
-----------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                                                              G
-----------------------------------------------------------------------------------
PAY-IN-KIND
BONDS
-----------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES
-----------------------------------------------------------------------------------
NON-INVESTMENT
GRADE
DEBT
-----------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS. . . . . . . .  Y           Y         Y         Y
-----------------------------------------------------------------------------------
SOVEREIGN
DEBT(FOREIGN)(DENOMINATED
IN U.S. $)
-----------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S. $) . . . . . . . .  Y                     Y                     A
-----------------------------------------------------------------------------------
DURATION                                                                G
-----------------------------------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES . . . . . . . .  Y           Y         Y         Y           A
-----------------------------------------------------------------------------------
MONEY
MARKET
INSTRUMENTS. . . . . . . .  Y           Y         Y         Y           A
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------


TYPE                                             GARTMORE                        NATIONWIDE
OF                                                 TAX      GARTMORE   GARTMORE     S&P                     GARTMORE
INVESTMENT       GARTMORE   GARTMORE   GARTMORE    FREE    GOVERNMENT   MONEY       500        GARTMORE       HIGH    NATIONWIDE
OR                GROWTH   NATIONWIDE    BOND     INCOME      BOND      MARKET     INDEX         VALUE       YIELD      GROWTH
TECHNIQUE                                                                                    OPPORTUNITIES    BOND      FOCUS
--------------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED
SECURITIES                             Y         Y         Y           Y                                    Y
--------------------------------------------------------------------------------------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES                             Y                   Y                                                Y
--------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                            Y                   Y                                                Y
--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS                                                                                                Y         Y
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED
SECURITIES. . .  Y         Y           Y         Y         Y           Y                                    Y
--------------------------------------------------------------------------------------------------------------------------------
BANK
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS . .  Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
REPURCHASE
AGREEMENTS. . .  Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES . .  Y         Y           Y         Y                     Y         Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS. . .  Y         Y           Y         Y         Y                     Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
WARRANTS. . . .  Y         Y                                                                 Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
FUTURES . . . .  Y         Y                                                     Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
OPTIONS . . . .  Y         Y           Y         Y                               Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN
CURRENCIES                                                                                   Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS . . .  Y                                                               Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
BORROWING
MONEY . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES. . .  Y         Y           Y         Y         Y                     Y           Y              Y         Y
v
INVESTMENT
OF SECURITIES
LENDING
COLLATERAL. . .  Y         Y           Y         Y         Y                     Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
SHORT SALES . .  Y                                                               Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS                                                                                                   Y
--------------------------------------------------------------------------------------------------------------------------------
SWAP
AGREEMENTS                                                                       Y                          Y
--------------------------------------------------------------------------------------------------------------------------------
WRAP
CONTRACTS
--------------------------------------------------------------------------------------------------------------------------------
INDEXED
SECURITIES. . .  Y         Y                                                     Y
--------------------------------------------------------------------------------------------------------------------------------
STRIP
BONDS                                  Y                   Y                                                Y
--------------------------------------------------------------------------------------------------------------------------------
PUT
BONDS                                  Y         Y                                                          Y
--------------------------------------------------------------------------------------------------------------------------------
PRIVATE
ACTIVITY
AND
INDUSTRIAL
DEVELOPMENT
BONDS                                                                                                       Y
--------------------------------------------------------------------------------------------------------------------------------
CUSTODIAL
RECEIPTS                                                                                                    Y
--------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT
--------------------------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES                                                                  Y                                              Y
--------------------------------------------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS                                                                                                  Y
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES                                       Y                     Y
--------------------------------------------------------------------------------------------------------------------------------


TYPE             GARTMORE  NATIONWIDE  NATIONWIDE
OF                GLOBAL     SMALL        MID
INVESTMENT        HEALTH      CAP         CAP       NATIONWIDE    NATIONWIDE
OR               SCIENCES    INDEX       MARKET    INTERNATIONAL     BOND
TECHNIQUE                                INDEX         INDEX        INDEX
----------------------------------------------------------------------------

MORTGAGE-BACKED
SECURITIES                                                        Y
----------------------------------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES                                                        Y
----------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                                                       Y
----------------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS                                                      Y
----------------------------------------------------------------------------
ASSET-BACKED
SECURITIES                                                        Y
----------------------------------------------------------------------------
BANK
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
REPURCHASE
AGREEMENTS. . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
DERIVATIVES . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS. . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
WARRANTS. . . .  Y
----------------------------------------------------------------------------
FUTURES . . . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
OPTIONS . . . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
FOREIGN
CURRENCIES. . .  Y                                 Y
----------------------------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS . . .  Y                                 Y
----------------------------------------------------------------------------
BORROWING
MONEY . . . . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES. . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
INVESTMENT
OF SECURITIES
LENDING
COLLATERAL. . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
SHORT SALES . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
PARTICIPATION
INTERESTS
----------------------------------------------------------------------------
SWAP
AGREEMENTS                 Y           Y           Y              Y
----------------------------------------------------------------------------
WRAP
CONTRACTS
----------------------------------------------------------------------------
INDEXED
SECURITIES                 Y           Y           Y              Y
----------------------------------------------------------------------------
STRIP
BONDS
----------------------------------------------------------------------------
PUT
BONDS
----------------------------------------------------------------------------
PRIVATE
ACTIVITY
AND
INDUSTRIAL
DEVELOPMENT
BONDS
----------------------------------------------------------------------------
CUSTODIAL
RECEIPTS
----------------------------------------------------------------------------
NATIONWIDE
CONTRACT
----------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
----------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS                                                        Y
----------------------------------------------------------------------------
MUNICIPAL
SECURITIES
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

TYPE                                                                       NORTHPOINTE                  GARTMORE
OF               GARTMORE  NATIONWIDE  NATIONWIDE    GARTMORE    GARTMORE     SMALL       GARTMORE      INVESTOR      GARTMORE
INVESTMENT        LARGE      LARGE       SMALL        MORLEY      MORLEY       CAP        INVESTOR    DESTINATIONS    INVESTOR
OR                 CAP        CAP         CAP        CAPITAL     ENHANCED     VALUE     DESTINATIONS   MODERATELY   DESTINATIONS
TECHNIQUE         VALUE      GROWTH                ACCUMULATION   INCOME                 AGGRESSIVE    AGGRESSIVE     MODERATE
--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED
SECURITIES                                         Y             Y                      Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES                                         Y             Y
--------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                                        Y             Y                      Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS                                       Y             Y                      Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED
SECURITIES                                         Y             Y                      Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
BANK
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
REPURCHASE
AGREEMENTS. . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES . .  Y         Y           Y                         Y         Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS. . .  Y         Y           Y           Y             Y         Y
--------------------------------------------------------------------------------------------------------------------------------
WARRANTS. . . .  Y         Y           Y                                   Y
--------------------------------------------------------------------------------------------------------------------------------
FUTURES . . . .  Y         Y           Y                         Y         Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
OPTIONS . . . .  Y         Y           Y                         Y         Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN
CURRENCIES. . .  Y         Y                                               Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS . . .  Y         Y           Y                                   Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
BORROWING
MONEY . . . . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES. . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT
OF SECURITIES
LENDING
COLLATERAL. . .  Y         Y           Y           Y             Y         Y
--------------------------------------------------------------------------------------------------------------------------------
SHORT SALES                                                                             Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS
--------------------------------------------------------------------------------------------------------------------------------
SWAP
AGREEMENTS                 Y                       Y                                    Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
WRAP
CONTRACTS                                          Y             Y                      Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
INDEXED
SECURITIES                                                                              Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
STRIP
BONDS
--------------------------------------------------------------------------------------------------------------------------------
PUT
BONDS
--------------------------------------------------------------------------------------------------------------------------------
PRIVATE
ACTIVITY
AND INDUSTRIAL
DEVELOPMENT
BONDS
--------------------------------------------------------------------------------------------------------------------------------
CUSTODIAL
RECEIPTS
--------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT                                                                                Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES                                                                                   Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
--------------------------------------------------------------------------------------------------------------------------------


TYPE               GARTMORE                                 GARTMORE
OF                 INVESTOR      GARTMORE     GARTMORE       GLOBAL
INVESTMENT       DESTINATIONS    INVESTOR    MILLENNIUM    TECHNOLOGY    GARTMORE    GARTMORE
OR                MODERATELY   DESTINATIONS    GROWTH         AND        EMERGING  INTERNATIONAL
TECHNIQUE        CONSERVATIVE  CONSERVATIVE              COMMUNICATIONS  MARKETS      GROWTH
------------------------------------------------------------------------------------------------
MORTGAGE-BACKED
SECURITIES. . .  Y             Y                                         Y         Y
------------------------------------------------------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES
------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS . .  Y             Y
------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS. .  Y             Y
------------------------------------------------------------------------------------------------
ASSET-BACKED
SECURITIES. . .  Y             Y             Y
------------------------------------------------------------------------------------------------
BANK
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS . .  Y             Y             Y           Y               Y         Y
------------------------------------------------------------------------------------------------
REPURCHASE
AGREEMENTS. . .  Y             Y             Y           Y               Y         Y
------------------------------------------------------------------------------------------------
DERIVATIVES . .  Y             Y             Y           Y               Y         Y
------------------------------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS                                   Y           Y               Y         Y
------------------------------------------------------------------------------------------------
WARRANTS                                     Y           Y               Y         Y
------------------------------------------------------------------------------------------------
FUTURES . . . .  Y             Y             Y           Y               Y         Y
------------------------------------------------------------------------------------------------
OPTIONS . . . .  Y             Y             Y           Y               Y         Y
------------------------------------------------------------------------------------------------
FOREIGN
CURRENCIES. . .  Y             Y                         Y               Y         Y
------------------------------------------------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS . . .  Y             Y             Y           Y               Y         Y
------------------------------------------------------------------------------------------------
BORROWING
MONEY . . . . .  Y             Y             Y           Y               Y         Y
------------------------------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES. . .  Y             Y             Y           Y               Y         Y
------------------------------------------------------------------------------------------------
INVESTMENT
OF SECURITIES
LENDING
COLLATERAL                                   Y           Y               Y         Y
------------------------------------------------------------------------------------------------
SHORT SALES . .  Y             Y             Y           Y               Y         Y
------------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS
------------------------------------------------------------------------------------------------
SWAP
AGREEMENTS. . .  Y             Y
------------------------------------------------------------------------------------------------
WRAP
CONTRACTS . . .  Y             Y
------------------------------------------------------------------------------------------------
INDEXED
SECURITIES. . .  Y             Y
------------------------------------------------------------------------------------------------
STRIP
BONDS
------------------------------------------------------------------------------------------------
PUT
BONDS
------------------------------------------------------------------------------------------------
PRIVATE
ACTIVITY
AND INDUSTRIAL
DEVELOPMENT
BONDS
------------------------------------------------------------------------------------------------
CUSTODIAL
RECEIPTS
------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT. . . .  Y             Y
------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES . . . . .  Y             Y
------------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                GARTMORE
TYPE                                                          INTERNATIONAL
OF                                       GARTMORE                 SMALL      GARTMORE  GARTMORE  GARTMORE
INVESTMENT          GARTMORE   GARTMORE   GLOBAL                   CAP         U.S.      ASIA     GLOBAL    GARTMORE    GARTMORE
OR                  WORLDWIDE  EUROPEAN    SMALL    GARTMORE     GROWTH       GROWTH   PACIFIC   FINANCIAL   GLOBAL    NATIONWIDE
TECHNIQUE            LEADERS   LEADERS   COMPANIES    OTC                    LEADERS   LEADERS   SERVICES   UTILITIES   LEADERS
---------------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED
SECURITIES                                                                   Y
---------------------------------------------------------------------------------------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS
---------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED
SECURITIES                                                                   Y
---------------------------------------------------------------------------------------------------------------------------------
BANK
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS. . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE
AGREEMENTS . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
---------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES. . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
---------------------------------------------------------------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
---------------------------------------------------------------------------------------------------------------------------------
FUTURES. . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
---------------------------------------------------------------------------------------------------------------------------------
OPTIONS. . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCIES  Y          Y         Y          Y         Y              Y         Y         Y          Y
---------------------------------------------------------------------------------------------------------------------------------
FORWARD
CURRENCY CONTRACTS  Y          Y         Y          Y         Y              Y         Y         Y          Y
---------------------------------------------------------------------------------------------------------------------------------
BORROWING MONEY. .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
---------------------------------------------------------------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OF
SECURITY LENDING
COLLATERAL . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
---------------------------------------------------------------------------------------------------------------------------------
SHORT SALES. . . .  Y          Y         Y                                   Y         Y         Y          Y
---------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS
---------------------------------------------------------------------------------------------------------------------------------
SWAP
AGREEMENTS                                          Y         Y              Y
---------------------------------------------------------------------------------------------------------------------------------
WRAP
CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
INDEXED
SECURITIES                                                                                                             Y
---------------------------------------------------------------------------------------------------------------------------------
STRIP BONDS
---------------------------------------------------------------------------------------------------------------------------------
PUT BONDS
---------------------------------------------------------------------------------------------------------------------------------
PRIVATE
ACTIVITY
AND INDUSTRIAL
DEVELOPMENT
BOND
---------------------------------------------------------------------------------------------------------------------------------
CUSTODIAL
RECEIPTS
---------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT
---------------------------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
---------------------------------------------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------



TYPE                          GARTMORE
OF                  GARTMORE    MID      GARTMORE    GARTMORE
INVESTMENT           MICRO      CAP     LONG-SHORT  NATIONWIDE
OR                    CAP      GROWTH     EQUITY    PRINCIPAL
TECHNIQUE            EQUITY                PLUS     PROTECTED*
--------------------------------------------------------------

MORTGAGE-BACKED
SECURITIES                                          G
--------------------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES
--------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                                         G
--------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS
--------------------------------------------------------------
ASSET-BACKED
SECURITIES                                          A
--------------------------------------------------------------
BANK
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS         Y         Y         Y           A
--------------------------------------------------------------
REPURCHASE
AGREEMENTS . . . .  Y         Y         Y           A
--------------------------------------------------------------
DERIVATIVES. . . .  Y         Y         Y           A
--------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS . . . .  Y         Y         Y           G,PG
--------------------------------------------------------------
WARRANTS                      Y                     G, PG
--------------------------------------------------------------
FUTURES. . . . . .  Y         Y         Y           G, PG
--------------------------------------------------------------
OPTIONS. . . . . .  Y         Y         Y           G, PG
--------------------------------------------------------------
FOREIGN CURRENCIES            Y
--------------------------------------------------------------
FORWARD
CURRENCY CONTRACTS            Y
--------------------------------------------------------------
BORROWING MONEY. .  Y         Y         Y           A
--------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES . . . .  Y         Y         Y           G, PG
--------------------------------------------------------------
INVESTMENT OF
SECURITY LENDING
COLLATERAL         Y          Y         Y           Y
--------------------------------------------------------------
SHORT SALES. . . .  Y         Y         Y
--------------------------------------------------------------
PARTICIPATION
INTERESTS
--------------------------------------------------------------
SWAP
AGREEMENTS                              Y
--------------------------------------------------------------
WRAP
CONTRACTS
--------------------------------------------------------------
INDEXED
SECURITIES . . . .  Y         Y         Y           PG
--------------------------------------------------------------
STRIP BONDS                                         G, PG
--------------------------------------------------------------
PUT BONDS
--------------------------------------------------------------
PRIVATE
ACTIVITY
AND INDUSTRIAL
DEVELOPMENT
BOND
--------------------------------------------------------------
CUSTODIAL
RECEIPTS
--------------------------------------------------------------
NATIONWIDE
CONTRACT
--------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
--------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
--------------------------------------------------------------
MUNICIPAL
SECURITIES
--------------------------------------------------------------

                                        7
--------------------------------------------------------------------------------
* The Gartmore Nationwide Principal Protected Fund has an Offering Period, a Guarantee Period, and a Post Guarantee Period and may not invest in all of these investments during each period. For example, during the Offering Period, fund assets will be invested primarily in cash and money market obligations. During the Guarantee Period, the Fund may not be permitted by the terms of the Capital Protection Agreement (as described in the Fund's prospectus) to invest in all the securities and utilize all the techniques described below and in the Fund's prospectus. Therefore, the permissible securities that the Fund may invest in during each period are identified as follows:
          O  =  Offering  Period
          G  =  Guarantee  Period
          PG  =  Post  Guarantee  Period
     A = All Periods

          DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

THE  INDEX  FUNDS

     The Nationwide Small Cap Index Fund, Nationwide S&P 500 Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund will be referred to herein, collectively, as the "Index Funds."

     S&P 500 Index Fund. The investment objective of the S&P 500 Index Fund is to seek to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). There can be no assurance that the investment objective of the Fund will be achieved.

     Small Cap Index Fund. The investment objective of the Small Cap Index Fund is to match the performance of the Russell 2000 Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     Mid Cap Market Index Fund. The investment objective of the Mid Cap Market Index Fund is to match the performance of the Standard & Poor's Mid Cap 400
Index (the "S&P 400") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     Bond Index Fund. The investment objective of the Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     International Index Fund. The investment objective of the International Index Fund is to match the performance of the Morgan Stanley Capital International EAFE Capitalization Weighted Index (the "EAFE Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     About Indexing. The Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Index Fund, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each Fund's expenses (which can be expected to reduce the total return of the Fund), the total return of its respective index.

     Indexing and Managing the Funds. Each Index Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its net assets in securities or other financial instruments which are contained in or correlated with securities in the applicable index (equity securities, in the case of the Small Cap Index Fund, Mid Cap Market Index Fund and International Index Fund, S&P 500 Index Fund, and fixed-income securities in the case of the Bond Index Fund).

     Because each Index Fund seeks to replicate the total return of its respective index, Fund Asset Management, L.P. (FAM), subadviser to each Index Fund, generally will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, FAM may omit or remove a security which is included in an index from the portfolio of an Index Fund if, following objective criteria, FAM judges the security to be insufficiently liquid, believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions, or determines that the security is no longer useful in attempting to replicate the total return of the index.

     FAM may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to an Index Fund or by an Index Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. FAM will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, FAM may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities, weightings in the target index.

     The ability of each Index Fund to satisfy its investment objective depends to some extent on FAM's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund's investments). FAM will make investment changes to an Index Fund's portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Series' target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Funds. Finally, since each Index Fund seeks to replicate the total return of its target index, FAM generally will not attempt to judge the merits of any particular security as an investment.

     Each Index Fund's ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Index Fund, taxes (including foreign withholding taxes, which will affect the International Index Fund and the Bond Index Fund due to foreign tax withholding practices), and changes in either the composition of the index or the assets of an Index Fund. In addition, each Index Fund's total return will be affected by incremental operating costs (e.g., investment advisory, transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that each Index Fund's total return over periods of one year and longer will, on a gross basis and before taking into account Fund expenses be within 10 basis points for the S&P 500 Index Fund (a basis point is one one-hundredth of one percent (0.01%)), 100 basis points for the Small Cap Index Fund, 150 basis points for the Mid Cap Market Index Fund, 50 basis points for the International Index Fund, and 50 basis points for the Bond Index Fund, of the total return of the applicable indices. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees will consider alternative strategies for the Funds.

THE  INVESTOR  DESTINATIONS  FUNDS

     Each of the Investor Destinations Funds is a "fund of funds," which means that each Fund invests primarily in other mutual funds. The Prospectus for the Investor Destinations Funds discusses the investment objectives and strategies for each Investor Destinations Fund and explains the types of underlying mutual funds (the "Underlying Funds") that each Investor Destinations Fund may invest in. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each of the Investor Destinations Funds allocates its assets among the different Underlying Funds and
- except for the Aggressive Fund currently - the Nationwide contract (described in more detail below). Periodically, each Investor Destinations Fund will adjust its asset allocation within predetermined ranges to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there will not be large, sudden changes in an Investor Destinations Fund's asset allocation.

     The following is a list of the mutual funds that are part of the Trust (the "Gartmore Mutual Funds") in which the Investor Destinations Funds may currently invest. This list may be updated from time to time and may be supplemented with funds that are not part of the Gartmore Mutual Funds. Each of the Funds is described in this SAI and their respective Prospectuses.

-     Nationwide  International  Index  Fund
-     Nationwide  Small  Cap  Index  Fund
-     Nationwide  Mid  Cap  Market  Index  Fund
-     Nationwide  Bond  Index  Fund
-     Nationwide  S&P  500  Index  Fund
-     Gartmore  Morley  Enhanced  Income  Fund
-     Gartmore  Money  Market  Fund

INFORMATION  CONCERNING  DURATION

     Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

     Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

     Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio  duration.
The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT  OBLIGATIONS

     Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations when due ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of a Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities.

In addition, to the extent that the ratings change as a result of changes in an NRSRO or its rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

     Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch IBCA Information Services, Inc. ("Fitch"), (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

Effect of Interest Rates and Economic Changes. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities also because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives;
- the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPs are sold at a deep discount from their face value. Because the principal portion of the STRIPs do not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPs' purchase price and its face value.

Mortgage and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities are pass-through certificates. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Collateralized Mortgage Obligations ("CMOs") and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multi-class debt obligations which are collaterized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are today issued as Real Estate Mortgage Investment Conduits ("REMICs"). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as "Mortgage Assets"). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.

Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a NRSRO.

In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. See "Additional General Tax Information For All Funds" in this Statement of Additional Information.

A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

     Private Activity and Industrial Development Bonds. Private activity and industrial development bonds are obligations issued by or on behalf of public authorities to raise money to finance various privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, and sewage and solid waste disposal facilities, as well as certain other facilities or projects. The payment of the principal and interest on such bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     Put Bonds. "Put" bonds are securities (including securities with variable interest rates) that may be sold back to the issuer of the security at face value at the option of the holder prior to their stated maturity. The Fund's adviser or a subadviser intends to purchase only those put bonds for which the put option is an integral part of the security as originally issued. The option to "put" the bond back to the issuer prior to the stated final maturity can cushion the price decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar weighted average maturity of a Fund holding such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the issuer.

     Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the fact amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

     Municipal Securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes. The Gartmore Tax-Free Income Fund will invest primarily in municipal securities. In addition, the Gartmore Money Market Fund may invest in municipal securities whether or not the interest paid is tax exempt as long as the securities are acceptable investments for money market funds.

     Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Gartmore Tax-Free Income Fund may invest in other types of tax-exempt instruments, such as municipal bonds, private activity bonds, and pollution control bonds.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. The Gartmore Tax-Free Income Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.

     Custodial Receipts. Certain Funds may acquire U.S. government securities and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the Internal Revenue Service ("IRS") has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Funds. CATS and TIGRs are not considered U.S. government securities by the Staff of the Securities and Exchange Commission (the "SEC"), however. Further, the IRS conclusion is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Funds. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

MONEY  MARKET  INSTRUMENTS

     Money  market  instruments  may include the following types of instruments:

- obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;
- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;
- obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;
- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;
-    repurchase  agreements;
-    bank  or  savings  and  loan  obligations;
- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;
- bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.
- high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser.
- extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period, and if the extendable commercial notes are determined to be illiquid, the Gartmore Money Market Fund will be limited to holding no more than 10% of its net assets in these and any other illiquid securities.
- unrated short term (maturing in 397 days or less) debt obligations that are determined by a Fund's adviser to be of comparable quality to the securities described above.

EXTENDABLE  COMMERCIAL  NOTES

     The  Gartmore  Money  Market Fund may invest in extendable commercial notes
(ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking noteholder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

     The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. The Money Market Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

WRAP  CONTRACTS

     The Gartmore Morley Capital Accumulation Fund enters into wrap contracts for the purpose of attempting to maintain a constant net asset value ("NAV") of $10.00 per share and the Gartmore Morley Enhanced Income Fund may cover certain assets of the Fund with wrap contracts in order to reduce the volatility of the Fund's NAV. A wrap contract is a contract between a Fund and a financial institution such as a bank, insurance company or other financial institution (a "wrap provider"), under which the wrap provider agrees to make payments to the Fund upon the occurrence of certain events. By purchasing wrap contracts, the Funds expect to reduce fluctuations in NAV per share because, under normal circumstances, the value of the Funds' wrap contracts will vary inversely with the value of their respective assets that are covered by the contracts ("covered assets"). For example, when the market value of covered assets falls below "book value" (essentially the purchase price of covered assets plus interest on the assets accrued at the crediting rate specified under the wrap contract) wrap contracts will be assets of a Fund with a value equal to the difference between the book and market values. Similarly, when the market value of covered assets is greater than their book value, wrap contracts will become a liability of a Fund equal to the amount by which the market value of covered assets exceeds their book value. In this manner, under normal conditions wrap contracts are expected to reduce the impact of interest rate risk on covered assets and, hence, the market price variability of a Fund.

     A Fund will pay premiums to wrap providers for wrap contracts, and these premiums will be an ongoing expense of the Funds. Wrap contracts obligate wrap providers to make certain payments to the Funds in exchange for payment of premiums. With respect to the Gartmore Morley Capital Accumulation Fund, payments made by wrap providers as provided by wrap contracts are intended to enable the Fund to make redemption payments at the current book value of covered assets rather than at the current market price. Wrap contract payments may be made when assets are sold to fund redemption of shares, upon termination of wrap contracts, or both. The wrap contracts currently entered into for the Fund will not pay a fund at all unless all assets have been sold to fund redemption of shares. Payments are based on the book value of wrap contracts, and are normally equal to the sum of (i) the accrued or amortized purchase price of covered assets, minus (ii) the sale price of covered assets liquidated to fund share redemptions, plus (iii) interest accrued at a crediting rate, computation of which is specified in the wrap contracts. The crediting rate is the yield on the covered assets, adjusted to amortize the difference between market value and book value over the duration of the covered assets, less wrap contract premiums and Fund expenses. Wrap contracts typically provide for periodic reset of crediting rates. A typical wrap contract provides for adjustment of the crediting rate under various circumstances, such as if there is a default on any of the Fund's assets covered by the wrap contract or as the difference between the market value and the book value of the covered assets otherwise varies. The crediting rate may also change due to increases and decreases in the amount of covered assets attributable to purchases or certain redemptions of Fund shares. The impact of these circumstances depends on whether the market value of the covered assets is higher or lower than the assets' book value. The crediting rate under a wrap contract will not fall below zero.

     If the market value of covered assets is higher than their book value, the crediting rate will ordinarily be higher than the yield on the covered assets. In this situation, cash from purchases of Fund shares will tend to lower the crediting rate and, thus, the Fund's return; conversely, redemptions of Fund shares will tend to increase the crediting rate and the Fund's return. If the market value of covered assets is lower than their book value, the crediting rate will ordinarily be lower than the yield on the covered assets. In this situation, cash from purchases of Fund shares will tend to increase crediting rate and the Fund's return; conversely, redemptions of Fund shares will tend to decrease the crediting rate and the Fund's return. Crediting rates reflect the amortization of realized and unrealized gains and losses on covered assets and, in consequence, may not reflect the actual returns achieved on the wrapped assets. From time to time crediting rates may be significantly greater or less than current market interest rates, although wrap contracts generally provide that crediting rates may not fall below zero.

The Gartmore Morley Capital Accumulation Fund will normally hold one to three percent of their assets as cash or cash equivalents which can be sold close to book value to fund redemption requests. If circumstances arise that require a Fund to liquidate assets other than cash, and if the fair market value of those other assets is less than their book value, a wrap contract will, under normal circumstances, obligate the wrap provider to pay the Fund all or some of the difference. However, if the market value of assets being liquidated exceeds the corresponding book value, a Fund would be obligated to pay all or some of the difference to the wrap provider. Generally, wrap contract payments will be made within one day after a Fund requests a payment. If more than one wrap contract applies to covered assets which have been liquidated, payment requests will be allocated among wrap contracts as specified in each wrap contract.

Wrap contracts may require that covered assets be limited as to duration or maturity, consist of specified types of securities, and/or be at or above a specified credit quality. Wrap contracts purchased by the Funds will be consistent with their investment objectives and policies as set forth in the Prospectus and this SAI for each, although in some cases wrap contracts may require more restrictive investment objectives and policies. Wrap contracts may also allow providers to terminate their contracts if a Fund changes its investment objectives, policies and restrictions as set forth in the respective Prospectuses and this SAI without having obtained the consent of the wrap providers. In the event of termination by a wrap provider, a Fund may not be able successfully to replace contract coverage with another provider.

Wrap contracts may mature on specified dates and may be terminable upon notice by the Funds or in the event of a default by either the Funds or the wrap provider. "Evergreen" wrap contracts specify no maturity date. They allow either the Funds or a provider to terminate the wrap contract through a fixed maturity conversion. Under a fixed maturity conversion the wrap contract will terminate on a future date which is generally determined by adding the duration of covered assets to a date elected by the party seeking to terminate the contract. For example, if the date elected is January 1, 2002, and the duration of covered assets is 3 years, the wrap contract will terminate as of January 1, 2005. In addition, during the conversion period, the Funds may be required to comply with certain restrictions on covered assets, such as limitation of their duration to the remaining term of the conversion period.

Generally, at termination of a wrap contract, the wrap provider will be obligated to pay the Fund any excess of book value over market value of covered assets. However, if a wrap contract terminates because of a default by a Fund or upon election by the Fund (other than through a fixed maturity conversion), no such payment is made.

As described above, the Gartmore Morley Capital Accumulation Fund intends to utilize wrap contacts in order to maintain a stable net asset value of $10.00. However, in order to satisfy tax requirements that the Fund distribute substantially all of its investment company taxable income, the Fund may be required to pay out an additional annual distribution of any excess amounts of taxable income not previously distributed in dividends. If such an annual distribution is required, the Board of Trustees may act to try to maintain a stable net asset value by declaring a reverse split of the Fund's shares. The reverse split will be in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of the distribution, to remain the same as before the distribution was paid and will not affect the total value of the shareholder's shares.

Risks Associated with Wrap Contracts. The Gartmore Morley Capital Accumulation Fund expects wrap contracts to enable it to maintain the price of the Fund at $10.00 per share. The Gartmore Morley Enhanced Income Fund may utilize wrap contracts to maintain some of the Fund's assets at stable book value. However, there are certain risks associated with the use of wrap contracts that could impair a Fund's ability to achieve this objective.

The Fund's wrap contracts typically will cause the Fund's yield to rise and Fall more slowly when interest rates change than the yield of a conventional bond or money market fund, so the Fund's yield may not reflect current market rates. Also, purchases and redemptions by Fund shareholders may increase or decrease the "crediting rate," the rate of return on the portion of the Fund covered by wrap contracts, which may increase or decrease the Fund's yield. Under extreme circumstances, the crediting rate, and thus the Fund's yield, could be reduced to zero for an extended period. Because of these adjustments to the crediting rate, a Fund shareholder may realize more or less than the actual investment return on the Fund's covered assets. Under certain circumstances the Fund may be obligated under the wrap contracts to maintain a high percentage of its assets in short-term investments or cash, which would result in reduced income for the Fund.

The Fund may not be able to maintain a constant share price if any governmental or self-regulatory authority determines that it is not appropriate to value wrap contracts as the difference between the market value Fund's covered assets and their book value or if the Fund's Board of Trustees determines that such valuation is not appropriate.

If a wrap contract matures or terminates, the Funds may be unable to obtain a replacement wrap contract or a wrap contract with terms substantially similar those of the maturing or terminating agreement. If at the time the market value of covered assets is less than their book value, the Funds may be required to reduce their respective NAVs accordingly. Likewise, if the market value of the covered assets is greater than their book value, a Fund's NAV may increase. In either case, Fund shareholders may experience unexpected fluctuations in the value of their shares. Further, if new wrap contracts are negotiated on less favorable terms than those of the contracts being replaced, such as higher wrap premiums, the net returns of the Funds may be negatively affected.

The Trust's Board of Trustees has established policies and procedures for the Gartmore Morley Capital Accumulation Fund governing valuation of these instruments which it believes in good faith accurately reflect the value of each such Fund's wrap contracts and will establish similar procedures for the Gartmore Morley Enhanced Income Fund if that fund desires to enter into a specific wrap contract.Other fair and reasonable valuation methodologies may be utilized in certain circumstances including, but not limited to, (1) default by a wrap provider under a wrap contract or other agreement; (2) insolvency of a wrap provider; (3) reduction of the credit rating of a wrap provider; or (4) any other situation in which the Board of Trustees, or its delegate, determines that a wrap provider may no longer be able to satisfy its obligations under a wrap contract. In any such case, the fair value of any wrap contract may be determined to be less than the difference between book value and the market value of covered assets. In these situations a Fund may experience variability in its NAV per share.

Wrap Contracts do not protect the Funds from the credit risk of covered assets. Defaults by issuers of covered assets or downgrades in their credit rating to below investment grade status will generally cause those assets to be removed from coverage under wrap contracts, in which event a Fund may experience a decrease in NAV.

Currently, there is no active trading market for wrap contracts, and none is expected to develop. The Funds may therefore be unable to liquidate wrap contracts within seven days at fair market value, in which case the wrap contracts will be considered illiquid. At the time of their purchase, the fair market value of a Fund's wrap contracts, plus the fair market value of all other illiquid assets in the Fund, may not exceed fifteen percent (15%) of the fair market value of the Fund's net assets. If the fair market value of illiquid assets including wrap contracts later rises above 15% of the fair market value of a Fund's net assets, the price volatility of the Fund's shares may increase as the Fund acts to reduce the percentage of illiquid assets to a level that does not exceed 15% of the Fund.


REPURCHASE  AGREEMENTS

     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

BANK  OBLIGATIONS

     Bank obligations that may be purchased by the Funds include certificates of deposit, bankers' acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks and other risks associated with foreign investments. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

WHEN-ISSUED  SECURITIES  AND  DELAYED-DELIVERY  TRANSACTIONS

     When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of its adviser or subadviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

STANDBY  COMMITMENT  AGREEMENTS

     These agreements commit a Fund, for a stated period of time, to purchase a stated amount of fixed income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. Funds enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund.

     There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of a Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

LENDING  PORTFOLIO  SECURITIES

     Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral with respect to each loan of U.S. Securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market calue of the portfolio securities so loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower;
(2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

INVESTMENT  OF  SECURITIES  LENDING  COLLATERAL

     The collateral received from a borrower as a result of a Fund's securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or floating rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company; loan participations; master notes; medium term notes; repurchase agreements; and U.S. Government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described in elsewhere in the Statement of Additional Information. Collateral may also be invested in a money market investment company or short-term collective investment trust.

Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company are agreements where an insurance company either provides for the investment of the Fund's assets and may provide for a minimum guaranteed rate of return to the investor.

Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed rate or floating rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then the an unconditional guarantee is provided by the issuer's parent.

     Medium term notes are unsecured, continuously offered corporate debt obligations. Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium term note will not generally exceed two years.

INDEXED  SECURITIES

     Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL  COMPANY  AND  EMERGING  GROWTH  STOCKS

     Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also, because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices.
Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL  SITUATION  COMPANIES

     "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadviser of such a Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN  SECURITIES

     Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

     Investment in Companies in Developing Countries. Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S.
securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

A Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FOREIGN  COMMERCIAL  PAPER

     A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

REAL  ESTATE  INVESTMENT  TRUSTS

     Although no Fund will invest in real estate directly, certain Funds may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of Internal Revenue Code, as amended (the "Code").

CONVERTIBLE  SECURITIES

     Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.

Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED  STOCK

Preferred stocks, like some debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT  SELLING  OF  SECURITIES

In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale. Whether a Fund will be successful in utilizing a short sale will depend, in part, on a Fund's adviser's or subadviser's ability to correctly predict whether the price of a security it borrows to sell short will decrease.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

A Fund may also engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. For tax purposes a Fund that enters into a short sale "against the box" may be treated as having made a constructive sale of an "appreciated financial position" causing the Fund to realize a loss.

RESTRICTED,  NON-PUBLICLY  TRADED  AND  ILLIQUID  SECURITIES

A Fund may not invest more than 15% (10% for the Gartmore Money Market Fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

Some Funds may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The applicable subadviser or adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Private  Placement  Commercial Paper. Commercial paper eligible for resale under
Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as an accredited investor.

Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only
NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund's adviser or subadviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

A Fund may borrow money from banks, limited by SEC rules to 33-1/3% of its total assets (including the amount borrowed), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. Except the Gartmore High Yield Bond Fund, Gartmore Morley Enhanced Income Fund, Gartmore U.S. Growth Leaders Fund, Gartmore Value Opportunities Fund, the Index Funds and the Investor Destinations Funds, a Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets, except that a Fund may purchase securities during such time to the extent only that the Fund's receivables for securities sold exceeds the amount of such borrowings at the time of purchase.

Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

Leverage and the Index Funds. The use of leverage by an Index Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on an Index Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, FAM in its best judgment nevertheless may determine to maintain a Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede FAM from managing a Fund's portfolio in accordance with the Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

A Fund at times may borrow from affiliates of FAM, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

DERIVATIVE  INSTRUMENTS

A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts, swaps and structured contracts, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

Derivatives generally have investment characteristics that are based upon either forward currency contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

(1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

(2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

(3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

(4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Additional General Tax Information For All Funds" below.

Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted, Non-Publicly Traded and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

Futures Contracts. Certain Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls.
These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     Structured Products. A Fund may use structured products to hedge its portfolio. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, "Description Of Portfolio Instruments And Investment Policies - Restricted, Non-Publicly Traded and Illiquid Securities."


     Swap Agreements. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Foreign Currency-Related Derivative Strategies - Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD  CURRENCY  CONTRACTS

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

SECURITIES  OF  INVESTMENT  COMPANIES

To the extent permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. However, as described above, each of the Investor Destinations Funds may invest up to 100% of its assets in other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

SPDRs and other Exchange Traded Funds. A Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs") and in shares of other exchange traded funds
(collectively, "ETFs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

ETF's, including SPDRs, are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

FLOATING  AND  VARIABLE  RATE  INSTRUMENTS

Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

ZERO COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

LOAN  PARTICIPATIONS  AND  ASSIGNMENTS

Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

A  Fund  may  have  difficulty disposing of Assignments and Loan Participations.
Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE  DOLLAR  ROLLS  AND  REVERSE  REPURCHASE  AGREEMENTS

A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. If the segregated assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated assets are subject to interest rate risk because they settle later, then the Fund's interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See "Borrowing")

Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

THE  NATIONWIDE  CONTRACT

Each of the Investor Destinations Series (except the Gartmore Investor Destinations Aggressive Fund) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is guaranteed by Nationwide, assuming no default, the Funds receive no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, GMF believes that the stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

ADDITIONAL  INFORMATION  CONCERNING  THE  INDICES

Russell 2000. The Small Cap Index Fund is not promoted, sponsored or endorsed by, not in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

     Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

     Frank Russell Company's publication of the Russell 2000 Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 or any data included in the Russell 2000. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 or any data included therein, or any security (or combination thereof) comprising the Russell 2000. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, or any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000 or any data or any security (or combination thereof) included therein.

     EAFE Index. The EAFE Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The EAFE Index is a service mark of Morgan Stanley Group Inc.

     The International Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the International Index Fund or any member of the public regarding the advisability of investing in securities generally or in the International Index Fund particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index. Morgan Stanley has no obligation to take the needs of the International Index Fund or the owners of shares of the International Index Fund into consideration in determining, composing or calculating the EAFE Index.
Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the International Index Fund to be issued or in the determination or calculation of the equation by which the shares of the International Index Fund and are redeemable for cash. Morgan Stanley has no obligation or liability to owners of shares of the International Index Fund in connection with the administration, marketing or trading of the International Index Fund.

     Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of shares of the International Index Fund, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

     S&P 500 Index and S&P 400 Index. The Trust, on behalf of the S&P 500 Index Fund, has entered into a licensing agreement which authorizes the Fund to use the trademarks of the McGraw-Hill Companies, Inc.

     Standard & Poor's 500, S&P 500 , Standard & Poor's 400, and S&P 400 are trademarks of The McGraw-Hill Companies, Inc. The S&P 500 Index Fund and the Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc.("S&P"). S&P makes no representation or warranty, expressed or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P 400 Index to track general stock market performance. S&P's only relationship to the Funds or the applicable adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 and S&P 400 indices which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indices. S&P is not responsible for or has not participated in the determination of the prices and amount of the Funds' shares or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are redeemed. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P does not guarantee the accuracy makes no warranty, expressed or implied as to the results to be obtained by the Funds, shareholders of the Funds, or any other person or entity from the use of the S&P 500 or S&P 400 Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P 500 and S&P 400 Indices have any liability for any special, punitive, indirect, or consequential damages, including lost profits even if notified of the possibility of such damages.

CAPITAL  PROTECTION  AGREEMENT  (FOR THE GARTMORE NATIONWIDE PRINCIPAL PROTECTED
FUND)

The Gartmore Nationwide Principal Protected Fund has entered into a Capital Protection Agreement with AIG Financial Products Corp. (the "Capital Protection Provider"), in order to help ensure that the Fund will be able to redeem any shareholder's account on the Guarantee Maturity Date at no less than the Guaranteed Amount. The Guaranteed Amount is the initial value of the investor's account at the beginning of the Guarantee Period. The Guaranteed Amount may be reduced under some circumstances described below. An investor's initial purchase amount will also be decreased by any initial sales charges paid to determine the investor's Guaranteed Amount. To receive the full Guaranteed Amount at the end of the Guarantee Period, an investor must automatically reinvest all dividends and distributions received from the Fund and redeem no shares. In addition to reductions in the Guaranteed Amount caused by redemptions or taking your dividends or distributions in cash, an investor's Guaranteed Amount may be reduced by:

- any extraordinary expenses incurred by the Fund that are not covered by the Capital Protection Agreement (including, for example, legal fees or other costs of litigating a claim brought against the Fund); and
- any reduction in the Fund's net assets because the Fund, Gartmore Mutual Fund Capital Trust (GMF) (the Fund's investment adviser) or its other service providers do not perform as required under the Capital Protection Agreement.


     Although the Fund never restricts your ability to redeem your shares or to take dividends or distributions in cash instead of reinvesting them, you will be reducing or eliminating the benefit of the Capital Protection if you do so during the Guarantee Period. As a result, shareholders who redeem during the Guarantee Period will bear the cost of the Capital Protection Agreement without receiving any corresponding benefit.


     Under the Capital Protection Agreement, if the assets of the Fund do not meet certain requirements or certain other conditions occur (including noncompliance with the certain agreed upon investment parameters) prior to the Guarantee Maturity Date (each, a "Trigger Event", as further described below), a "Zero Coupon Investment Period" may begin and the Fund may be required to liquidate its assets in both the Total Return Component (primarily equity securities) and the Protection Component (primarily high quality debt securities, which may include a high proportion of zero coupon securities) other than certain zero coupon U.S. Treasury securities it then holds, and will pay the proceeds of that liquidation to the Capital Protection Provider. In exchange for those proceeds, the Capital Protection Provider will deliver to the Fund zero coupon U.S. Treasury securities with a face amount that, together with the face amount of any zero coupon U.S. Treasury securities then held by the Fund, equals at least the aggregate Guaranteed Amount. If the Fund moves into a Zero Coupon Investment Period, the Fund will be required to hold zero coupon U.S. Treasury securities to maturity except to the extent that they need to be sold to cover shareholder redemptions and Fund expenses. At the end of the Guarantee Period, the Fund will inform the Capital Protection Provider whether the Fund's net assets are sufficient to pay the aggregate Guaranteed Amounts to the remaining shareholders. If there are not sufficient assets at that time and assuming that the Fund's assets have not been reduced by causes other than fluctuations in the market value of the Fund's assets or by redemptions from the Fund, the Capital Protection Provider will then pay to the Fund an amount of cash that, together with the available cash held by the Fund, equals the aggregate Guaranteed Amount.

     While the Capital Protection Agreement will protect the Fund from any reductions in the Fund's net asset value that are attributable to fluctuations in the market value of the Fund's assets, other reductions including, without limitation, those reductions attributable to acts or omissions of the Fund, GMF or their representatives that constitute negligence, recklessness, bad faith or willful misconduct, or to failures to comply with the Fund Allocation Conditions (conditions which determine the allocation from time to time of the Fund's assets between the Total Return Component and the Protection Component) or the Investment Management Guidelines (investment guidelines that determine the separate composition of each of the Total Return Component and the Protection Component, including specifying the types of securities, as well as the countries and sectors in which the Total Return Component and the Protection Component of the Fund may invest) are not covered by the Capital Protection Agreement.


     A "Trigger Event" means that the assets of the Fund do not meet the requirements of the Capital Protection Agreement on any business day prior to the Guarantee Maturity Date or the occurrence of any of the following events at any time before the fifth business day prior to the Guarantee Maturity Date:
(a) a change to the Investment Management Guidelines not approved by the Capital Protection Provider; (b) any failure by the Investment Adviser to cure a breach of the Fund Allocation Conditions after receipt of notice of such breach from the Capital Protection Provider; (c) any failure of the Fund to comply with the Investment Management Guidelines, unless such failure is cured in accordance with the Capital Protection Agreement; (d) the termination of, or the failure of expenses incurred by the Fund to be within the limits set forth in, the Expense Limitation Agreement; (e) the Fund has incurred expenses or liabilities or any person other than the Capital Protection Provider has asserted a claim through judicial proceedings such that the Fund incurred expenses or limitations not covered by the Expense Limitation Agreement in excess of 5% of the assets of the Fund; (f) an event of default where the Fund is the defaulting party or a termination event where the Fund is an affected party under the Capital Protection Agreement; (g) the Investment Adviser resigns, or the agreement with the Investment Adviser is terminated by the Board of Trustees, the Fund's shareholders or otherwise, and a successor is not acceptable to the Capital Protection Provider; (h) the Investment Adviser is no longer an affiliate of Nationwide Mutual Insurance Company; (i) the Investment Adviser breaches any obligation it has under the Capital Protection Agreement to cure a Trigger Event; (j) a breach by the Investment Adviser, the Fund or the Fund's custodian bank of the Capital Protection Agreement; (k) any amendment to the constitutive documents of the Fund, or any material change to the terms of the Fund that is adverse to the interests of the Fund or the Capital Protection Provider; or (l) any suspension of the calculation of the net asset value of the Fund or of redemptions of the Fund's, unless cured on the business day following its occurrence. Once a Trigger Event occurs and unless the condition causing the Trigger Event can be cured, the Fund may have to irreversibly invest in zero coupon U.S. Treasury securities for the remainder of the Guarantee Period and will enter into the "Zero Coupon Investment Period."

     The Trust's Board of Trustees may terminate or amend the terms of the Capital Protection Agreement at any time without shareholder approval, if the Board determines in its reasonable judgement that it is in the best interests of the Fund and its shareholders to do so. To the extent practicable, shareholders would be given at least 60 days prior written notice of any termination of the Capital Protection Agreement. In the event of such termination, the Trust's Board of Trustees would consider reasonable alternatives and seek to act in the best interests of shareholders. In the event of the termination of the Capital Protection Agreement, the Fund would not be able to pay your Guaranteed Amount if and to the extent that the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date, unless the Fund is able to replace the Capital Protection Agreement. Replacement of the Capital Protection Agreement may entail substantial additional expense to the Fund.

     AIG FINANCIAL PRODUCTS CORP. AND AIG, INC. The Capital Protection Provider is a Delaware corporation. The Capital Protection Provider and its subsidiaries conduct, primarily as principal, a financial derivative products business. The Capital Protection Provider also enters into investment contracts and other structured transactions, and invests in a diversified portfolio of securities. In the course of conducting its business, the Capital Protection Provider also engages in a variety of other related transactions. AIG, Inc. (AIG), the Capital Protection Provider's parent, is also organized as a Delaware corporation. AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG has unconditionally guaranteed the payment obligations of the Capital Protection Provider arising under the Capital Protection Agreement.

     Since the Capital Protection Provider's payment obligations under the Capital Protection Agreement are guaranteed by AIG, its parent, a shareholder's ability to receive the Guaranteed Amount may depend on the financial condition of the Capital Protection Provider and AIG and their ability to meet their obligations to the Fund. If the Capital Protection Provider and AIG become insolvent or their credit deteriorates substantially, the Capital Protection
Provider and AIG may not be able to perform as required by the Capital Protection Agreement and the related guarantee. In such event, the Fund could take a variety of actions, including replacing the Capital Protection Agreement. In such circumstances, shareholders could suffer a loss of principal. During the Post-Guarantee Period, an investment in the Fund will no longer receive the benefit of the Capital Protection Agreement.

The  following  is  incorporated  by  reference  herein

- AIG's audited financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2001;
- AIG's unaudited financial statements included in its Quarterly Reports on Form 10-Q for the quarters ended March 31, 2002, June 30, 2002, and September 30, 2002;
-    AIG's  current  report  on  Form 8-K dated and filed February 13, 2003; and
- to the extent filed with the Commission prior to the end of the Fund's Offering Period, AIG's audited financial statements included in any Annual Report of AIG on Form 10-K and AIG's unaudited financial statements included in any Quarterly Reports of AIG on Form 10-Q.

TEMPORARY  INVESTMENTS


     Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances or for other cash management purposes, or if a Fund's adviser (or subadviser) believes that business, economic, political or financial conditions warrant, a Fund (except the Gartmore Tax-Free Income Fund), may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Portfolio may invest directly; and (5) subject to the limits of the 1940 Act, shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Fund may invest. The Gartmore Tax-Free Income Fund may invest up to 20% of its assets in cash and the taxable money market cash equivalents listed above. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

PORTFOLIO  TURNOVER

     The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases and sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The table below explains any significant variation in the Funds' portfolio turnover rate for the years ended October 31, 2002 and 2001, or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year:


FUND                                                           2002     2001
------------------------------------------------------------------------------

Gartmore Global Health Sciences Fund1. . . . . . . . . . . .  893.80%  754.05%
------------------------------------------------------------------------------
Gartmore Investor Destinations Aggressive Fund2. . . . . . .   26.33%  190.23%
------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Aggressive Fund2 .   28.41%  226.13%
------------------------------------------------------------------------------
Gartmore Investor Destinations Moderate Fund2. . . . . . . .   34.36%  258.23%
------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Conservative Fund2   49.00%  235.84%
------------------------------------------------------------------------------
Gartmore Investor Destinations Conservative Fund2. . . . . .   46.89%  176.59%
------------------------------------------------------------------------------
Gartmore Millennium Growth Fund3 . . . . . . . . . . . . . .  432.60%  698.74%
------------------------------------------------------------------------------
Gartmore US Growth Leaders Fund 4. . . . . . . . . . . . . .  773.95%  944.67%
------------------------------------------------------------------------------
Gartmore Worldwide Leaders Fund5 . . . . . . . . . . . . . .  467.35%   34.57%
------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund6. . . . . . . . . . . .   15.82%  119.76%
------------------------------------------------------------------------------

---------------
1 Although the portfolio manager for the Gartmore Global Health Sciences Fund is not limited by portfolio turnover in his management style, the Fund's portfolio turnover increased significantly in 2002 as a result of volatile markets, particularly in the health sciences sector.
2 During the fiscal year ended October 31, 2001, each of the Investor Destinations Funds invested in both affiliated and unaffiliated underlying mutual funds. However, as of October 15, 2001, the Index Funds were converted into a structure that allows the Investor Destinations Funds to invest primarily in the Index Funds. As a result, the portfolio turnover was particularly high in fiscal year 2001 when the investments in unaffiliated underlying funds were sold and each Investor Destination Fund invested more heavily in the Index Funds. It is expected that the portfolio turnover in fiscal year 2002 will be more representative of the portfolio turnover going forward.
3 Because the portfolio manager for the Gartmore Millennium Growth Fund is not limited by portfolio turnover in his management style, the Fund's portfolio turnover will fluctuate based on particular market conditions.
4 Because the portfolio managers for the Gartmore U.S. Growth Leaders Fund are not limited by portfolio turnover in their management style, the Fund's portfolio turnover will fluctuate based on particular market conditions.
5 The fiscal year ended October 31, 2001 was the first full year of operations for the Gartmore Worldwide Leaders Fund (the Fund commenced operations in August 2000). As a result, there were not significant purchases and redemptions in the Fund during that period. The Fund's subadviser, however, is not limited by portfolio turnover in its management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions. It is expected that the portfolio turnover in fiscal 2002 will be more representative of the portfolio turnover going forward.
6 Prior to October 15, 2001, the Nationwide Mid Cap Market Index Fund, under a master-feeder structure, invested all of its assets in shares of a corresponding series of a master trust. Beginning on October 13, 2001, the Fund began being managed directly, outside of the master-feeder structure. The higher portfolio turnover in the fiscal year ended October 31, 2001 resulted from the conversion of the Fund from the master-feeder structure. It is expected that the portfolio turnover in fiscal 2002 will be more representative of the portfolio turnover going forward.

INVESTMENT  RESTRICTIONS

The following are fundamental investment restrictions of each Fund which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

Each  of  the  Funds:
- May not (EXCEPT THE GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE ASIA PACIFIC LEADERS FUND, GARTMORE EUROPEAN LEADERS FUND, GARTMORE GLOBAL FINANCIAL SERVICES FUND, GARTMORE GLOBAL UTILITIES FUND, GARTMORE
     NATIONWIDE LEADERS FUND, GARTMORE GLOBAL HEALTH SCIENCES FUND, GARTMORE WORLDWIDE LEADERS FUND, NATIONWIDE GROWTH FOCUS FUND, THE INDEX FUNDS, INVESTOR DESTINATIONS FUNDS, THE S&P 500 INDEX FUND AND GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND) purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Gartmore Money Market Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.
- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
- May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.
- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of the Fund.
- May not (EXCEPT THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND, GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE GLOBAL FINANCIAL SERVICES FUND, GARTMORE GLOBAL UTILITIES FUND, GARTMORE GLOBAL HEALTH
     SCIENCES FUND, GARTMORE MORLEY ENHANCED INCOME FUND, THE INDEX FUNDS (EXCEPT THE S&P 500 INDEX FUND), GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND AND THE INVESTOR DESTINATIONS FUNDS) purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance. For the Gartmore Tax-Free Income Fund, this limitation does not apply to obligations issued by state, county or municipal governments.
- May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
- May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

THE  S&P  500  INDEX  FUND:

- May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

THE  INDEX  FUNDS  (EXCEPT THE S&P 500 INDEX FUND) AND THE INVESTOR DESTINATIONS
FUNDS:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry.

THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND AND GARTMORE MORLEY ENHANCED INCOME FUND:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities and obligations issued by state, county or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

CONCENTRATION POLICIES. EACH OF THE FOLLOWING FUNDS INVESTS 25% OR MORE OF ITS ASSETS IN THE SECURITIES OF COMPANIES IN THE SAME OR RELATED INDUSTRIES AS DESCRIBED BELOW:

THE  GARTMORE  U.S.  GROWTH  LEADERS  FUND

- Will invest 25% or more of its assets in a group of companies in software and related technology industries.

THE  GARTMORE  GLOBAL  FINANCIAL  SERVICES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies, and insurance companies, such as property and casualty and life insurance holding companies.

THE  GARTMORE  GLOBAL  UTILITIES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: energy sources; maintenance services; companies that provide infrastructure for utilities; cable television; radio; telecommunications services; transportation services; and water and sanitary services.

THE  GARTMORE  GLOBAL  HEALTH  SCIENCES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: health care; pharmaceuticals; biotechnology; medical supplies; medical services and medical devices.

THE  GARTMORE  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND:

- Shall invest more than 25% of its total assets in the securities of issuers in technology and/or communications industries. These industries include: hardware and equipment; information technology; software; consulting and services; consumer electronics; defense technology; broadcasting; and communication equipment.

THE FOLLOWING ARE THE NON-FUNDAMENTAL OPERATING POLICIES OF THE FUNDS WHICH MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT SHAREHOLDER APPROVAL:

Each  Fund  may  not:

- Sell securities short (except for the Gartmore Long-Short Equity Plus Fund, Gartmore Millennium Growth Fund, Gartmore High Yield Bond Fund and Gartmore U.S. Growth Leaders Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Gartmore U.S. Growth Leaders Fund may only sell securities short in accordance with the description contained in its Prospectus or in this SAI.
- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.
- Purchase or otherwise acquire any security if, as a result, more than 15% (10% with respect to the Gartmore Money Market Fund) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.
- Pledge, mortgage or hypothecate any assets owned by the Fund (except for the Gartmore Long-Short Equity Plus Fund) in excess of 33 1/3% of the
     Fund's total assets at the time of such pledging, mortgaging or hypothecating.

EACH  FUND, EXCEPT THE INDEX FUNDS AND THE INVESTOR DESTINATIONS FUNDS, MAY NOT:

- Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.

EACH FUND EXCEPT THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND, GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE MORLEY ENHANCED INCOME FUND, THE INDEX FUNDS AND THE INVESTOR DESTINATIONS FUNDS MAY NOT:

- Purchase securities when bank borrowings exceed 5% of such Fund's total assets, except that a Fund may purchase securities during such time to the extent only that the Fund's receivables for securities sold exceeds the amount of such borrowings at the time of purchase.

     In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund's holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's assets is invested in the securities (other than those of the U.S. government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

TRUSTEES  AND  OFFICERS  OF  THE  TRUST

MANAGEMENT  INFORMATION

TRUSTEES  WHO  ARE  NOT  INTERESTED  PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
FUNDS


(1)                                (2)           (3)                    (4)                   (5)           (6)
NAME,                          POSITION(S)      TERM                 PRINCIPAL              NUMBER         OTHER
ADDRESS,                          HELD           OF                OCCUPATION(S)              OF       DIRECTORSHIPS
AND                               WITH         OFFICE                 DURING              PORTFOLIOS        HELD
AGE                               FUND          WITH                   PAST                 IN FUND          BY
                                               TRUST -                5 YEARS               COMPLEX      TRUSTEE**
                                               LENGTH                                      OVERSEEN
                                               OF TIME                                        BY
                                               SERVED*                                      TRUSTEE
--------------------------------------------------------------------------------------------------------------------
                                                           Mr. Allen is Chairman,                 83   None
                               Trustee      Since          Chief Executive Officer
Charles E. Allen                            July 2000      and President of Graimark
                                                           Realty Advisors, Inc. (real
8162 E. Jefferson Ave., #15B                               estate development,
Detroit, MI 48214                                          investment and asset
                                                           management).
Age 55
--------------------------------------------------------------------------------------------------------------------
Paula H.J.. . . . . . . . . .  Trustee      Since          Ms. Cholmondeley is                    83   None
Cholmondeley                                July 2000      Vice President and
                                                           General Manager of
c/o Sappi Fine Paper                                       Special Products at
225 Franklin Street                                        Sappi Fine Paper North
Boston, MA 02110                                           America. Prior to 1998,
                                                           she held various positions
Age 56                                                     with Owens Corning,
                                                           including Vice President
                                                           and General Manager of
                                                           the Residential Insulation
                                                           Division (1997 to 1998).
--------------------------------------------------------------------------------------------------------------------
C. Brent DeVore . . . . . . .  Trustee      Since 1990     Dr. DeVore is President                83   None
                                                           of Otterbein College.
111 N. West Street
Westerville, OH 43081

Age 63
--------------------------------------------------------------------------------------------------------------------
Robert M. Duncan. . . . . . .  Trustee      Since          Since 1999, Mr. Duncan                 83   None
                                            April 1987     has worked as an arbitration
1397 Haddon Road                                           and mediation consultant.
Columbus, OH 43209                                         From 1996 to 1999, he was
                                                           Commissioner of the Ohio
Age 76                                                     Elections Commission.
--------------------------------------------------------------------------------------------------------------------
Barbara L. Hennigar . . . . .  Trustee      Since          Retired; Ms. Hennigar is               83   None
                                            July 2000      the former Chairman of
6363 So. Sicily Way                                        OppenheimerFunds
Aurora, CO 80016                                           Services and Shareholder
                                                           Services Inc. Ms. Hennigar
Age 67                                                     held this position from
                                                           October 1999 to June, 2000.
                                                           Prior to that, she served as
                                                           President and Chief
                                                           Executive Officer of
                                                           OppenheimerFunds Services.
--------------------------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV. . . . . .  Trustee      Since          Dr. Kerr is President                  83   None
                                            October 1971   Emeritus of Kendall
4890 Smoketalk Lane                                        College.
Westerville, OH 43081

Age 69
--------------------------------------------------------------------------------------------------------------------
Douglas F. Kridler. . . . . .  Trustee      Since          Mr. Kridler is the                     83   None
                                            September      President and Chief
2355 Brixton Road                           1997           Executive Officer of the
Columbus, OH 43221                                         Columbus Foundation,
                                                           Columbus, OH based (a
Age 48                                                     foundation which manages
                                                           over 1,000 individual
                                                           endowment funds). Prior
                                                           to January 31, 2002,
                                                           Mr. Kridler was the
                                                           President of the Columbus
                                                           Association for the
                                                           Performing Arts and
                                                           Chairman of the Greater
                                                           Columbus Convention
                                                           and Visitors Bureau.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


(1)                         (2)        (3)               (4)                 (5)           (6)
NAME,                   POSITION(S)    TERM           PRINCIPAL            NUMBER         OTHER
ADDRESS,                   HELD         OF          OCCUPATION(S)            OF       DIRECTORSHIPS
AND                        WITH       OFFICE            DURING           PORTFOLIOS        HELD
AGE                        FUND        WITH              PAST              IN FUND          BY
                                     TRUST -           5 YEARS             COMPLEX      TRUSTEE**
                                      LENGTH                              OVERSEEN
                                     OF TIME                                 BY
                                     SERVED*                               TRUSTEE
--------------------------------------------------------------------------------------------------
David C. Wetmore . . .  Trustee      Since     Mr. Wetmore is the             83***   None
                                        1995   Managing Director of
26 Turnbridge Drive                            Updata Capital, Inc., a
Long Cove Plantation                           venture capital firm.
Hilton Head, SC 29928

Age 55
--------------------------------------------------------------------------------------------------


* Information provided may include time served as Trustee for the Trust's predecessors (Nationwide Investing Foundation I, Nationwide Investing Foundation II and Financial Horizons Investment Trust). The term of office length is until a director resigns or reaches a mandatory retirement age of
     70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
** Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.
*** Mr. Wetmore also serves as an independent member of the Administrative Committee for The Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Statistical Arbitrage Fund LLC, The Statistical Arbitrage Fund LDC, The Leaders Long-Short Fund, LLC and The Leaders Long-Short Fund LDC, eight private investment companies (hedge funds) managed by Gartmore SA Capital Trust ("GSA").

--------------------------------------------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS


(1)                         (2)         (3)                    (4)                    (5)           (6)
NAME,                   POSITION(S)     TERM                PRINCIPAL               NUMBER         OTHER
ADDRESS,                   HELD          OF               OCCUPATION(S)               OF       DIRECTORSHIPS
AND                        WITH       OFFICE -               DURING               PORTFOLIOS        HELD
AGE                        FUND        LENGTH                 PAST                  IN FUND          BY
                                      OF TIME                5 YEARS                COMPLEX       TRUSTEE2
                                      SERVED 1                                     OVERSEEN
                                                                                      BY
                                                                                    TRUSTEE
-------------------------------------------------------------------------------------------------------------
Paul J. Hondros. . . .  Trustee      Since       Mr. Hondros is President              83 (3)  None
                        and          July 2000   and Chief Executive Officer
Gartmore Global. . . .  Chairman                 of Gartmore Distribution
Investments, Inc.                                Services, Inc.*, Gartmore
1200 River Road,                                 Investor Services, Inc.*,
Conshohocken, PA                                 Gartmore Morley Capital
19428                                            Management, Inc.*,
                                                 Gartmore Morley Financial
Age 55                                           Services, Inc.,* NorthPointe
                                                 Capital, LLC*,  GGAMT*,
                                                 GGI*, GMF*,and GSA*
                                                 and a Director of Nationwide
                                                 Securities, Inc.* as well as
                                                 several entities within
                                                 Nationwide Financial
                                                 Services, Inc. Prior to that,
                                                 Mr. Hondros served as
                                                 President and Chief
                                                 Operations Officer of
                                                 Pilgrim Baxter and
                                                 Associates, Ltd., an
                                                 investment management
                                                 firm, and its affiliated fixed
                                                 income investment
                                                 management arm, Pilgrim
                                                 Baxter Value Investors, Inc.
                                                 and as Executive Vice
                                                 President to the PBHG
                                                 Funds, PBHG Insurance
                                                 Series Funds and PBHG
                                                 Adviser Funds.
-------------------------------------------------------------------------------------------------------------
Arden L. Shisler . . .  Trustee      February    Mr. Shisler is President                 83   None
                                     2000        and Chief Executive Officer
1356 North Wenger Rd.                            of K&B Transport, Inc., a
Dalton, OH 44618                                 trucking firm, Chairman of
                                                 the Board for Nationwide
Age 61                                           Mutual Insurance Company*
                                                 and a Director of Nationwide
                                                 Financial Services, Inc.*
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(1)                     (2)          (3)                  (4)                  (5)           (6)
NAME,               POSITION(S)     TERM               PRINCIPAL             NUMBER         OTHER
ADDRESS,               HELD          OF              OCCUPATION(S)             OF       DIRECTORSHIPS
AND                    WITH       OFFICE -              DURING             PORTFOLIOS        HELD
AGE                    FUND        LENGTH                PAST                IN FUND          BY
                                   OF TIME              5 YEARS              COMPLEX       TRUSTEE2
                                  SERVED 1                                  OVERSEEN
                                                                               BY
                                                                             TRUSTEE
---------------------------------------------------------------------------------------------------
Gerald J. Holland.  Treasurer    Since        Mr. Holland is Senior Vice           83   None
                                 March 2001   President - Operations for
Gartmore Global                               GGI*, GMF* and GSA.*
Investments, Inc.                             He was Assistant Treasurer
1200 River Road,                              to the Funds. Prior to
Conshohocken, PA                              July 2000, he was Vice
19428                                         President for First Data
                                              Investor Services, an
Age 52                                        investment company
                                              service provider.
---------------------------------------------------------------------------------------------------
Eric E. Miller . .  Secretary    Since        Mr. Miller is Senior                 83   None
                                 December     Vice President, Chief
Gartmore Global                  2002         Counsel for GGI,* GMF,*
Investments, Inc.                             and GSA*. Prior to
1200 River Road                               August 2002, he was a
Conshohocken, PA                              Partner with Stradley
19428                                         Ronon Stevens &
                                              Young, LLP.
Age 50
---------------------------------------------------------------------------------------------------

1 This position is held with an affiliated person or principal underwriter of the Funds.
2 Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to
     Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3 Mr. Hondros is also an Administrative Committee Member for The Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Statistical Arbitrage Fund LLC, The Statistical Arbitrage Fund LDC, The Leaders Long-Short Fund, LLC and The Leaders Long-Short Fund LDC eight private investment companies (hedge funds) managed by GSA*.
* This position is held with an affiliated person or principal underwriter of the Funds.

REPSONSIBILITIES  OF  THE  BOARD  OF  TRUSTEES

     The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

BOARD  OF  TRUSTEES  COMMITTEES

     The Board of Trustees has four standing committees: Audit, Pricing and Valuation, Nominating and Board Governance, and Performance.

     The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the Trust's independent auditors; (d) act as a liaison between the Trust's independent auditors and the Board; and (e) approve the engagement of the Trust's independent auditors to (i) render audit and non-audit services for the Trust and (ii) render non-audit services for the Trust's investment advisers (other than a subadviser whose role is primarily portfolio management and is overseen by another investment adviser) and certain other entities under common control with one of the Trust's investment advisers if the engagement relates to the Trust's operations and financial reporting; and (f) meet and consider the reports of the Trust's independent auditors.. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. Each of the members have a working knowledge of basic finance and accounting matters and are not interested persons of the Trust, as defined in the 1940 Act. This Committee met two times during the past fiscal year and consists of the following Trustees: Mr. Allen, Ms. Cholmondeley and Mr. Wetmore.

     The purposes of the Pricing and Valuation Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio securities; and (b) oversee the implementation and operation of the Trust's Rule 2a-7 Procedures, applicable to the Trust's money market fund series. The Pricing and Valuation Committee met four times during the past fiscal year and consists of the following Trustees: Ms. Hennigar, Mr. Kridler and Mr. Shisler.

     The Nominating and Board Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board's effectiveness, Trustee retirement, Trustee investment in the Funds and the process by which the Trust's principal service providers are evaluated); (4) periodic review of Trustee compensation; (5) review of the responsibilities and composition of each Board committee, as necessary; (6) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust's management. The Nominating and Board Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met four times during the past fiscal year and consists of the following Trustees: Dr. DeVore, Mr. Duncan and Dr. Kerr, each of whom are not interested persons of the Trust, as defined in the 1940 Act. The Nominating and Board Governance Committee generally does not consider nominees recommended by shareholders of the Funds.

     The functions of the Performance Committee are: (1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes; (2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; (3) in consultation with management of the Trust, to review such other matters that affect performance, including for example, fee structures, expense ratios, Rule 12b-1 fees, and administrative service fees as the Committee deems to be necessary and appropriate and will work with management to implement any recommended changes; and (4) to review and monitor the performance of the Trust's funds and the fund family, as a whole, in the manner and to the extent directed by the Board of Trustees, recognizing that the ultimate oversight of fund performance shall remain with the full Board of Trustees. This Committee met 2 times during the past fiscal year and currently consists of the following Trustees: Ms. Hennigar, Mr. Allen and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act

OWNERSHIP  OF  SHARES  OF  GARTMORE  FUNDS  AS  OF  DECEMBER  31,  2002
All Trustees and Officers of the Trust, as a group, own less than 1% of its outstanding shares.



(1)                            (2)                         (3)
NAME OF                   DOLLAR RANGE            AGGREGATE DOLLAR RANGE
TRUSTEE                     OF EQUITY          OF EQUITY SECURITIES AND/OR
                        SECURITIES AND/OR        SHARES IN ALL REGISTERED
                       SHARES IN THE FUNDS         INVESTMENT COMPANIES
                                                  OVERSEEN BY TRUSTEE IN
                                              FAMILY OF INVESTMENT COMPANIES
------------------------------------------------------------------------------
Charles E. Allen,. .  $        1 - $10,000   $                   1 - $10,000
Paula H.J. . . . . .  $        1 - $10,000   $                   1 - $10,000
Cholmondeley
C. Brent DeVore. . .         OVER $100,000                      OVER $100,000
Robert M. Duncan . .         OVER $100,000                      OVER $100,000
Barbara L. Hennigar.  $        1 - $10,000   $                   1 - $10,000
Thomas J. Kerr, IV .         OVER $100,000                      OVER $100,000
Douglas F. Kridler .  $   10,001 - $50,000   $              10,001 - $50,000
David C. Wetmore . .         OVER $100,000                      OVER $100,000
Paul J. Hondros. . .         OVER $100,000                      OVER $100,000
Arden L. Shisler . .  $  50,001 - $100,000                      OVER $100,000
Mark L. Lipson . . .                  NONE                               NONE


OWNERSHIP IN THE FUNDS' INVESTMENT ADVISERS1, SUBADVISERS2 OR DISTRIBUTOR3 AS OF DECEMBER 31, 2002

TRUSTEES  WHO  ARE  NOT  INTERESTED  PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
FUNDS


(1)                        (2)          (3)        (4)         (5)        (6)
NAME OF                  NAME OF        NAME    TITLE OF      VALUE     PERCENT
TRUSTEE                 OWNERS AND       OF       CLASS        OF          OF
                      RELATIONSHIPS   COMPANY      OF      SECURITIES    CLASS
                        TO TRUSTEE              SECURITY
-------------------------------------------------------------------------------
Charles E. Allen . .  N/A             N/A       N/A        NONE         N/A
Paula H.J. . . . . .  N/A             N/A       N/A        NONE         N/A
Cholmondeley
C. Brent DeVore. . .  N/A             N/A       N/A        NONE         N/A
Robert M. Duncan . .  N/A             N/A       N/A        NONE         N/A
Barbara L. Hennigar.  N/A             N/A       N/A        NONE         N/A
Thomas J. Kerr, IV .  N/A             N/A       N/A        NONE         N/A
Douglas F. Kridler .  N/A             N/A       N/A        NONE         N/A
David C. Wetmore . .  N/A             N/A       N/A        NONE         N/A
Mark L. Lipson . . .  N/A             N/A       N/A        NONE         N/A


1 Investment Advisers include Gartmore Mutual Fund Capital Trust, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc.
2 Subadvisers include Fund Asset Management, Gartmore Global Partners, Goldman Sachs Asset Management, L.P., INVESCO Management and Research, and NorthPointe Capital, LLC.
3 Or any company, other than an investment company, that controls a Fund's adviser or distributor.

COMPENSTION  OF  TRUSTEES

     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. Gartmore Mutual Fund Capital Trust (formerly Villanova Mutual Fund Capital Trust) ("GMF"), Gartmore Global Asset Management Trust (formerly Villanova Global Asset Management Trust) ("GGAMT") and Gartmore Morley Capital Management, Inc. (formerly Morley Capital Management, Inc.) ("GMCM"), each, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ended October 31, 2002. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Gartmore Fund Complex for the twelve months ended October 31, 2002. Trust officers receive no compensation from the Trust in their capacity as officers.




(1)                         (2)            (3)          (4)           (5)
NAME                     AGGREGATE       PENSION     ESTIMATED       TOTAL
OF                      COMPENSATION   RETIREMENT     ANNUAL      COMPENSATION
TRUSTEE                     FROM        BENEFITS     BENEFITS         FOR
                            THE          ACCRUED       UPON           THE
                           TRUST         AS PART    RETIREMENT      COMPLEX*
                                        OF TRUST
                                        EXPENSES
-------------------------------------------------------------------------------
Charles E. Allen. . .  $      20,500        - 0 -        - 0 -   $      41,000
Paula H.J.. . . . . .  $      19,500        - 0 -        - 0 -   $      39,000
Cholmondeley
C. Brent DeVore . . .  $      20,000        - 0 -        - 0 -   $      40,000
Robert M. Duncan. . .  $      20,500        - 0 -        - 0 -   $      41,000
Barbara L. Hennigar .  $      20,250        - 0 -        - 0 -   $      40,500
Paul J. Hondros . . .          - 0 -        - 0 -        - 0 -           - 0 -
Thomas J. Kerr, IV. .  $      20,000        - 0 -        - 0 -   $      40,000
Douglas F. Kridler ..  $      22,000        - 0 -        - 0 -   $      44,000
Mark L.Lipson1. . . .          - 0 -        - 0 -        - 0 -           - 0 -
Arden L. Shisler. . .  $      20,000        - 0 -        - 0 -   $      40,000
David C. Wetmore. . .  $      21,750        - 0 -        - 0 -   $      43,500

1 Mr. Lipson was a Trustee for the Trust from March 13, 2003 until September 16, 2003, when he resigned.

* On October 31, 2002, the Fund Complex included two trusts comprised of 79 investment company funds or series.

     The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

     Each of the Trustees and officers and their families are eligible to purchase Class D shares of the Funds which offer such Class and generally charge a front-end sales charge, at net asset value without a sales charge.

CODE  OF  ETHICS

     Federal law requires the Trust, each of its investment advisers and sub-advisers, and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Funds).

                     INVESTMENT ADVISORY AND OTHER SERVICES

TRUST  EXPENSES

     Subject to any applicable Expense Limitation Agreements, the Trust pays the compensation of the Trustees who are not interested persons of Gartmore Global Investments, Inc., or its affiliates, the compensation of Mr. Shisler listed above, and all expenses (other than those assumed by the applicable Adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration and Transfer and Dividend Disbursing Agent Agreement, which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants and legal counsel of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; administrative services fees under an Administrative Services Plan, and wrapper fees, premiums and expenses related to wrapper agreements for the Fund; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.

INVESTMENT  ADVISERS

     Under the applicable Investment Advisory Agreements with the Trust, GMF manages the Funds in accordance with the policies and procedures established by the Trustees, except for the following Funds which are advised by affiliates of GMF as described below:

Funds  advised  by  GGAMT
Gartmore  Asia  Pacific  Leaders  Fund1
Gartmore  Emerging  Markets  Fund
Gartmore  European  Leaders  Fund1
Gartmore  Global  Financial  Services  Fund
Gartmore  Global  Small  Companies  Fund1
Gartmore  Global  Utilities  Fund
Gartmore  International  Growth  Fund
Gartmore  International  Small  Cap  Growth  Fund
Gartmore  OTC  Fund1
Gartmore  Worldwide  Leaders  Fund

---------------
1    These  Funds  have  not  yet  commenced  operations.

Funds  advised  by  GMCM
Gartmore  Morley  Capital  Accumulation  Fund
Gartmore  Morley  Enhanced  Income  Fund

     Except as described below, the investment adviser for each Fund manages the day-to-day investments of the assets of the Funds. For certain Funds, GMF or GGAMT also provide investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of one or more subadvisers who manage the investment portfolio of a particular Fund. GMF is also authorized to select and place portfolio investments on behalf of such subadvised Funds; however GMF does not intend to do so at this time.

The  following  Funds  are  subadvised:

Gartmore  Asia  Pacific  Leaders  Fund1
Gartmore  Emerging  Markets  Fund
Gartmore  European  Leaders  Fund1
Gartmore  Global  Financial  Services  Fund
Gartmore  Global  Small  Companies  Fund1
Gartmore  Global  Utilities  Fund
Gartmore  International  Growth  Fund
Gartmore  International  Small  Cap  Growth  Fund
Gartmore  Large  Cap  Value  Fund
Gartmore  OTC  Fund1
Gartmore  Value  Opportunities  Fund
Gartmore  Worldwide  Leaders  Fund
Nationwide  Bond  Index  Fund
Nationwide  Growth  Focus  Fund1
Nationwide  International  Cap  Index  Fund
Gartmore  Long-Short  Equity  Plus  Fund
Nationwide  Large  Cap  Growth  Fund
Nationwide  S&P  500  Index  Fund
Nationwide  Mid  Cap  Market  Index  Fund
Nationwide  Small  Cap  Fund
Nationwide  Small  Cap  Index  Fund
NorthPointe  Small  Cap  Value  Fund

1    These  Funds  have  not  yet  commenced  operations.

Gartmore  Mutual  Fund  Capital  Trust

     GMF pays the compensation of the officers of the Trust employed by GMF and pays a pro rata portion of the compensation and expenses of the Trustees who are employed by Gartmore Global Investments, Inc. and its affiliates. GMF also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, GMF pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust's series or for recordkeeping or other shareholder related services.

     The Investment Advisory Agreement also specifically provides that GMF, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Fund without penalty by vote of a majority of the outstanding voting securities of that Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that GMF may render similar services to others.

     GMF, located at 1200 River Road, Conshohocken, PA 19428, is a wholly owned subsidiary of Gartmore Global Investments, Inc., a holding company which is a majority-owned subsidiary of Gartmore Global Asset Management Trust. Gartmore Global Asset Management, which is a registered investment adviser, is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders.

     For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:


FUND                                             ASSETS              INVESTMENT ADVISORY FEE
--------------------------------------------------------------------------------------------
Gartmore Millennium Growth Fund. . .  0 up to $250 million                             1.03%
                                      250 million up to $1 billion                     1.00%
                                      1 billion up to $2 billion                       0.97%
                                      2 billion up to $5 billion                       0.94%
                                      $         5 billion and more                     0.91%

Gartmore Growth Fund and . . . . . .  0 up to $250 million                             0.60%
Gartmore Nationwide Fund . . . . . .  250 million up to $1 billion                    0.575%
  (formerly Gartmore Total Return. .  1 billion up to $2 billion                       0.55%
  Fund). . . . . . . . . . . . . . .  2 billion up to $5 billion                      0.525%
                                      $         5 billion and more                     0.50%

Gartmore Bond Fund,. . . . . . . . .  0 up to $250 million                             0.50%
Gartmore Tax-Free Income Fund, . . .  250 million up to $1 billion                    0.475%
and Gartmore Government Bond . . . .  1 billion up to $2 billion                       0.45%
Fund . . . . . . . . . . . . . . . .  2 billion up to $5 billion                      0.425%
                                      $         5 billion and more                     0.40%

Gartmore Money Market Fund . . . . .  $         0 up to $1 billion                     0.40%
                                      1 billion up to $2 billion                       0.38%
                                      2 billion up to $5 billion                       0.36%
                                      $         5 billion and more                     0.34%

Nationwide S&P 500 Index Fund. . . .  0 up to $1.5 billion                             0.13%
                                      1.5 up to $3 billion                             0.12%
                                      $         3 billion and more                     0.11%

Nationwide Small Cap Index Fund. . .  All assets                                       0.20%

Nationwide Mid Cap Market Index. . .  All assets                                       0.22%
Fund and Nationwide Bond Index Fund

Nationwide International Index Fund.  All Assets                                       0.27%

Gartmore Large Cap Value Fund. . . .  up to $100 million                               0.75%
                                      $        100 million or more                     0.70%

Nationwide Large Cap Growth Fund . .  up to $150 million                               0.80%
                                      $        150 million or more                     0.70%

Nationwide Small Cap Fund. . . . . .  up to $100 million                               0.95%
                                      $        100 million or more                     0.80%

Gartmore Value Opportunities Fund. .  0 up to $250 million                             0.70%
                                      250 million up to $1 billion                    0.675%
                                      1 billion up to $2 billion                       0.65%
                                      2 billion up to $5 billion                      0.625%
                                      $         5 billion and more                     0.60%

Gartmore High Yield Bond Fund. . . .  0 up to $250 million                             0.55%
                                      250 million up to $1 billion                    0.525%
                                      1 billion up to $2 billion                       0.50%
                                      2 billion up to $5 billion                      0.475%
                                      $         5 billion and more                     0.45%

NorthPointe Small Cap Value Fund . .  All assets                                       0.85%

Gartmore Global Technology and . . .  All assets                                       0.98%
Communications Fund

Gartmore Global Health Sciences. . .  All assets                                       1.00%
Fund

Nationwide Growth Focus Fund1. . . .  0 up to $500 million                             0.90%
                                      500 million up to $2 billion                     0.80%
                                      $         2 billion and more                     0.75%

Gartmore U.S. Growth Leaders Fund2 .  0 up to $500 million                             0.90%
                                      500 million up to $2 billion                     0.80%
                                      $         2 billion and more                     0.75%

Gartmore Nationwide Leaders Fund . .  0 up to $500 million                             0.90%
                                      500 million up to $2 billion                     0.80%
                                      $         2 billion and more                     0.75%

Gartmore Investor Destinations:. . .  All assets                                       0.13%
                                      Aggressive Fund
                                      Moderately Aggressive Fund
                                      Moderate Fund
                                      Moderately Conservative Fund
                                      Conservative Fund

Gartmore Micro Cap Equity Fund . . .  All assets                                       1.25%

Gartmore Mid Cap Growth Fund . . . .  All assets                                       0.75%

Gartmore Long-Short Equity Plus. . .  0 up to $250 million                             1.50%
Fund . . . . . . . . . . . . . . . .  250 million and more                             1.25%

Gartmore Nationwide Principal. . . .  All assets                                       0.60%
Protected Fund3

--------------
1 The investment advisory fee noted is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
2 Similar to the investment advisory fee for the Nationwide Growth Focus Fund, the advisory fee at each breakpoint for the Gartmore U.S. Growth Leaders Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the S&P 500 Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
3 The investment advisory fee noted is for the Guarantee and Post Guarantee Periods. In the event the Fund becomes completely and irreversibly invested in U.S. Treasury zero coupon securities during the Guarantee Period, GMF has contractually agreed to reduce its fee to an annual rate of 0.25% for the remainder of the Guarantee Period. During the Offering Period, the investment advisory fee for the Fund will be 0.40%. Please refer to the Fund's prospectus for further information.

PERFORMANCE FEES - NATIONWIDE GROWTH FOCUS FUND AND GARTMORE U.S. GROWTH LEADERS FUND

     As described above and in each Fund's Prospectus, the Growth Focus Fund and the Gartmore U.S. Growth Leaders Fund are subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs a stated benchmark over a 36-month period. Set forth below is further information about the advisory fee arrangements of the Fund:


FUND            BENCHMARK    REQUIRED EXCESS       BASE ADVISORY      HIGHEST POSSIBLE    LOWEST POSSIBLE
                               PERFORMANCE              FEE            ADVISORY FEE AT    ADVISORY FEE AT
                                                                      EACH BREAK POINT   EACH BREAK POINT
----------------------------------------------------------------------------------------------------------
Nationwide .  Russell 1000              12.0%  0.90% for assets                   1.12%              0.68%
Growth . . .  Growth Index                     up to $500 million,
Focus
Fund
                                               0.80% for assets                   0.98%              0.62%
                                               of $500 million
                                               and more but less
                                               than $2 billion,
                                               0.75% for assets of                0.91%              0.59%
                                               $  2 billion and more

Gartmore . .  S&P 500 Index             12.0%  0.90% for assets                   1.12%              0.68%
U.S. Growth                                    up to $500 million,
Leaders Fund
                                               0.80% for assets                   0.98%              0.62%
                                               of $500 million
                                               and more but less
                                               than $2 billion,
                                               0.75% for assets of                0.91%              0.59%
                                               $  2 billion and more

     The performance adjustment for each Fund works as follows: If the Fund outperforms its benchmark (the Russell Growth 1000 Index for the Growth Focus Fund and the S&P 500 Index for the Gartmore U.S. Growth Leaders Fund) by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68%. In the event that the Fund outperforms or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and GMF will receive the applicable base fee. These performance-based fees will only be charged once a Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

Gartmore  Morley  Capital  Management,  Inc.

     Under the terms of the Trust's investment advisory agreement with GMCM (the "GMCM Advisory Agreement"), GMCM currently manages the Gartmore Morley Capital Accumulation Fund and the Gartmore Morley Enhanced Income Fund, two funds of the Trust (the "Gartmore Morley Funds"), subject to the supervision and direction of the Board of Trustees. Prior to March 5, 2001, the investment advisory services being performed for the Gartmore Morley Funds were provided by Gartmore Trust Company ("GTC"), a corporate affiliate of GMCM. GMCM will: (i) act in strict conformity with the Declaration of Trust and the 1940 Act, as the same may from time to time be amended; (ii) manage the Gartmore Morley Funds in accordance with the Funds' investment objectives, restrictions and policies;
(iii) make investment decisions for the Gartmore Morley Funds; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Gartmore Morley Funds. Under the terms of the GMCM Advisory Agreement, GMCM pays the Gartmore Morley Funds' pro rata share of the compensation of the Trustees who are interested persons of the Trust. GMCM also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Gartmore Morley Funds and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Gartmore Morley Funds. Likewise, GMCM may pay, out of its legitimate profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for record keeping or other shareholder related services.

     The GMCM Advisory Agreement also specifically provides that GMCM, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Gartmore Morley Funds, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The GMCM Advisory Agreement continued in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods as to each Gartmore Morley Fund provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of that Fund, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The GMCM Advisory Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Gartmore Morley Fund without penalty by vote of a majority of the outstanding voting securities of the Fund, or by either party, on not less than 60 days written notice. The GMCM Advisory Agreement further provides that GMCM may render similar services to others.

     GMCM has informed the Gartmore Morley Funds that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Gartmore Morley Funds, GMCM will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of GMCM, its parent or its affiliates and, in dealing with its customers, GMCM, its parent and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by GMCM or any such affiliate.

     GMCM was organized in 1983 as an Oregon corporation and is a registered investment adviser. It focuses its investment management business on providing stable value fixed income management services, primarily to retirement plans. GMCM is a wholly-owned subsidiary of Gartmore Morley Financial Services, Inc. ("GMFS"). GMFS, an Oregon corporation, also owns all of the voting securities of GTC. GMFS is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. ("GGAMI"), a Delaware holding company. GGAMI is a wholly-owned subsidiary of Gartmore SA Capital Trust, which is an investment adviser and is wholly-owned by Gartmore Global Investments, Inc. ("GGI"), a Delaware holding company. GGI is a majority owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a Delaware business trust that is a wholly-owned subsidiary of Nationwide Corporation. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

     For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:


FUND                                         ASSETS    INVESTMENT ADVISORY FEE
-------------------------------------------------------------------------------
Gartmore Morley Capital Accumulation Fund  All assets                    0.35%1
Gartmore Morley Enhanced Income Fund. . .  All assets                     0.35%

1 GMCM has agreed voluntarily to waive 0.10% of that fee until further written notice to shareholders.

Gartmore  Global  Asset  Management  Trust

     Gartmore Global Asset Management Trust ("GGAMT") oversees the management of the Gartmore Emerging Markets, Gartmore International Growth, Gartmore Worldwide Leaders, Gartmore European Leaders, Gartmore Asia Pacific Leaders, Gartmore Global Financial Services, Gartmore Global Utilities, Gartmore Global Small Companies, Gartmore OTC and Gartmore International Small Cap Growth Funds (collectively, the "GGAMT Advised Funds") pursuant to an Investment Advisory Agreement with the Trust. Pursuant to the Investment Advisory Agreement, GGAMT may either provide portfolio management for the GGAMT Advised Funds directly or hire and monitor subadvisers who are responsible for daily portfolio management. GGAMT pays the compensation of the Trustees affiliated with GGAMT. The officers of the Trust receive no compensation from the Trust. GGAMT pays all expenses it incurs in providing service under the Investment Advisory Agreement, other than the cost of investments. GGAMT also pays, out of its legitimate profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for record keeping or other shareholder related services.

     The Investment Advisory Agreement also provides that GGAMT shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless it has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement. After an initial two-year period, the Investment Advisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. The Investment Advisory Agreement terminates automatically if it is assigned and it may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     GGAMT, located at 1200 River Road, Conshohocken, PA 19428, is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders.

      For services provided under the Investment Advisory Agreement, GGAMT receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:


FUND                                          ASSETS      INVESTMENT ADVISORY FEE
----------------------------------------------------------------------------------
Gartmore Emerging Markets Fund and . . . . .  All assets    1.15%
Gartmore Global Small Companies Fund

Gartmore International Growth Fund,. . . . .  All assets    1.00%
Gartmore International Growth Fund,
Gartmore Worldwide Leaders Fund,
Gartmore European Leaders Fund,
Gartmore Asia Pacific Leaders Fund,
Gartmore Global Financial Services Fund, and
Gartmore OTC Fund

Gartmore Global Utilities Fund . . . . . . .  All assets    0.80%

Gartmore International Small Cap Growth Fund  All assets    1.10%



LIMITATION  OF  FUND  EXPENSES

Gartmore  Mutual  Fund  Capital  Trust

     In the interest of limiting the expenses of those Funds for whom GMF serves as investment adviser, GMF may from time to time waive some or all of its investment advisory fee or reimburse other fees for any of those Funds. In this regard, GMF has entered into an expense limitation agreement with the Trust on behalf of certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, GMF has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1 fees and administrative services fees and other expenses listed below) to the extent necessary to limit the total annual operating expenses of each Class of each such Fund (for a few Funds, however, as noted below, Rule 12b-1 and administrative services fees are not excluded from the expense limitations) to the limits described below. Please note that the waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

     Except as described below for the Gartmore Long-Short Equity Plus Fund , Gartmore Mid Cap Growth Fund, Gartmore Millennium Growth Fund, Gartmore Government Bond Fund, Gartmore Money Market Funds and Principal Protected Fund, GMF may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreement at a later date but no later than five years after a Fund has commenced operations when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation
Agreement. No reimbursement will be made to a Fund unless: (i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

     With respect to the Gartmore Long-Short Equity Plus Fund, Gartmore Mid Cap Growth Fund, Gartmore Millennium Growth Fund, Gartmore Government Bond Fund, Gartmore Money Market Fund and Principal Protected Fund, GMF may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made to a Fund unless: (i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and
(iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

     Until at least February 29, 2004, GMF has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees, for certain Funds of the Trust as follows:

- Gartmore Millennium Growth Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class D shares and Institutional Service Class shares

- Gartmore Government Bond Fund to 0.79% for Class A shares, Class B shares, Class C shares, Class D shares, Class R shares4, Class X shares and Class Y shares

- Gartmore Large Cap Value Fund to 1.00% for Class A shares, Class B shares, Class C shares, Class R shares4 and Institutional Service Class shares

- Nationwide Large Cap Growth Fund to 1.05% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Nationwide Small Cap Fund to 1.20% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Nationwide S&P 500 Index Fund to 0.63% for Class A shares, 1.23% for Class B shares, 1.23% for Class C shares, 0.48% for Institutional Service Class shares, 0.63% for Service Class shares, 0.23% for Institutional Class shares and 0.35% for Local Fund shares

- Gartmore U.S. Growth Leaders Fund to 1.30% for Class A shares, Class B shares, Class C shares, Class R shares4 and Institutional Service Class shares

- Gartmore Value Opportunities Fund to 1.00% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore High Yield Bond Fund to 0.70% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

-    NorthPointe  Small  Cap  Value Fund to 1.00% for Institutional Class shares

- Nationwide Growth Focus Fund to 1.53% for Class A shares, 2.13% for Class B shares and 1.20% for Institutional Service Class shares

- Gartmore Global Technology and Communications Fund to 1.40% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore Global Health Sciences Fund to 1.25% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore Nationwide Leaders Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class R shares4 and Institutional Service Class shares

- Each of the Investor Destinations Funds to 0.71% for Class A shares, 1.31% for Class B shares, 1.31% for Class C shares, 0.81% for Class R shares4 and 0.61% for Institutional Service Class shares1

- Nationwide Small Cap Index Fund to 0.79% for Class A shares, 1.39% for Class B shares, 1.39% for Class C shares and 0.29% for Institutional Class shares

- Nationwide Mid Cap Market Index Fund to 0.81% for Class A shares, 1.41% for Class B shares, 1.41% for Class C shares and 0.31% for Institutional Class shares

- Nationwide International Index Fund to 0.86% for Class A shares, 1.46% for Class B shares, 1.46% for Class C shares and 0.36% for Institutional Class shares

- Nationwide Bond Index Fund to 0.81% for Class A shares, 1.41% for Class B shares, 1.41% for Class C shares and 0.31% for Institutional Class shares

- Gartmore Micro Cap Equity Fund to 1.55% for Class A shares, Class B shares, Class C shares, Institutional Service Class shares and Institutional Class shares

- Gartmore Mid Cap Growth Fund to 1.15% for Class A shares, Class B shares, Class C shares, Class R shares4, Institutional Service Class shares and Institutional Class shares

- Gartmore Long-Short Equity Plus Fund to 1.95% for Class A shares, Class B shares, Class C shares, Institutional Service Class shares and Institutional Class shares2

- Gartmore Nationwide Principal Protected Fund to 1.95% for Class A shares and 2.45% for Class B and Class C shares during the Guarantee Period. 1, 3

-------------------
1 The expense limits for each of the Investor Destinations Fund and the Principal Protected Fund include Rule 12b-1 and administrative services fees.
2 GMF has contractually agreed to extend this expense limitation agreement through February 28, 2005. For that period,, SSI has agreed to assist GMF in limiting the Fund's expenses as described. SSI will pay GMF up to 0.25% of the average daily net assets of the Fund that SSI manages.
3 If a Zero Coupon Investment Period begins before the end of the Guarantee Period, the expenses will be limited to not more than 1.40% for Class A shares and 1.90% for Class B and Class C shares. During the Offering Period the expenses will not exceed 1.00% for Class A shares and 1.50% for Class B and Class C shares. The applicable expense limitations for the Gartmore Nationwide Principal Protected Fund will continue until for at least seven years following the commencement of the Guarantee Period.
4 With respect to Class R shares, GMF has contractually agreed to extend this Expense Limitation Agreemet at least through September 30, 2004.

     GMF has also agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding 0.59% for each class of Gartmore Money Market Fund until at least February 29, 2004. In addition, until at least February 29, 2004, GMF has also agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) for Gartmore Money Market Fund to 0.75% for the Service Class shares.

Gartmore  Morley  Capital  Management,  Inc.

     Like GMF, and at least until February 29, 2004, GMCM has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, wrap contract fees, premiums and expenses related to wrap contracts for the Gartmore Morley Funds and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) for the Gartmore Morley Funds as follows:

- Gartmore Morley Capital Accumulation Fund to 0.55% for Service Class shares, IRA Class shares and Institutional Class shares.


- Gartmore Morley Enhanced Income Fund to 0.45% for Institutional Service Class shares, Class A shares, Class R shares (1) and Institutional Class shares.

--------------------------------------------------------------------------------


1 GMCM has contractually agreed to extend this expense limitation with respect to Class R shares at least through September 30, 2004.

     Reimbursement by the Gartmore Capital Accumulation Fund of the advisory fees waived or limited and other expenses reimbursed by GMCM pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GTC or GMCM is not permitted.

     Reimbursement by the Gartmore Morley Enhanced Income Fund of the advisory fees waived or limited and other expenses reimbursed by GMCM pursuant to the Expense Limitation Agreement may be made at a later date, but not later than five years after the Fund commenced operations, when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and
(iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GTC or GMCM is not permitted.

Gartmore  Global  Asset  Management  Trust

      Like GMF and GMCM, until at least February 29, 2004, GGAMT has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees), for certain Funds of the Trust as follows:

- Gartmore Emerging Markets Fund to 1.55% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore International Growth Fund to 1.40% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore Worldwide Leaders Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares1 and Institutional Service Class shares

- Gartmore European Leaders Fund to 1.40% for Class A shares, Class B and Class C shares and Institutional Service Class shares

- Gartmore Asia Pacific Leaders Fund to 1.40% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore Global Financial Services Fund to 1.40% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore Global Utilities Fund to 1.20% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore Global Small Companies Fund to 2.15% for Class A shares, 2.75% for Class B shares and 1.82% for Institutional Service Class shares

- Gartmore OTC Fund to 1.80% for Class A shares, 2.40% for Class B shares, 2.40% for Class C shares, 1.47% for Institutional Service Class shares and 1.32% for Institutional Class shares

- Gartmore International Small Cap Growth Fund to 1.37% for Class A shares, Class B shares, Class C shares, Institutional Service Class shares and Institutional Class shares

1 GGAMT has contractually agreed to extend the expense limitation with respect to Class R shares at least through September 30, 2004.

     GGAMT may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GGAMT pursuant to the Expense Limitation Agreement at a later date but no later than five years after a Fund has commenced operations when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million;
(ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GGAMT is not permitted.

INVESTMENT  ADVISORY  FEES

     During the fiscal years ended October 31, 2002, 2001 and 2000, GMF, GMCM and GGAMT earned the following fees for investment advisory services:

--------------------------------------------------------------------------------


                                                    GMF INVESTMENT ADVISORY FEES
                                                    YEAR ENDED OCTOBER 31,
                                     ------------------------------------------------------------------------------
                                                2002                       2001                       2000
                                     ------------------------------------------------------------------------------
Fund                                    Fees         Fees          Fees         Fees          Fees         Fees
                                       Earned1    Reimbursed     Earned1     Reimbursed     Earned1     Reimbursed
                                     ------------------------------------------------------------------------------
Gartmore Bond Fund. . . . . . . . .  $  690,490   $         -  $   614,035   $         -  $   600,602   $         -
Gartmore Global Health. . . . . . .      28,907        45,848                    101,840            -             -
Sciences Fund                                                     14,946(2)
Gartmore Global Technology and. . .      36,204        31,434       54,419       257,497     20,607(7)       59,414
Communications Fund
Gartmore Government Bond Fund . . .     978,392        33,798      677,667       209,487   530,376 (4)       32,080
Gartmore Growth Fund. . . . . . . .   2,150,196             -    3,158,751             -    5,734,593             -
Gartmore High Yield Bond Fund . . .     496,658        80,001      510,654        59,299      443,174       109,730
Gartmore Investor Destinations. . .      57,619        27,024       13,404       103,869        150(5)      103,442
Aggressive Fund
Gartmore Investor Destinations. . .      87,689        29,712       16,413       105,243        129(5)      103,446
Moderately Aggressive Fund
Gartmore Investor Destinations. . .     121,083        32,979       29,714        82,708         74(5)      101,270
Moderate Fund
Gartmore Investor Destinations. . .      36,387        22,686        8,016       116,734        215(5)      100.944
Moderately Conservative Fund
Gartmore Investor Destinations. . .      26,677        22,635        7,267       110,874         57(5)      101,272
Conservative Fund
Gartmore Large Cap Value Fund . . .     207,267        33,006      250,987       165,683      221,990       186,562
Gartmore Long-Short Equity. . . . .    630,788*             -   3,371,565*             -   5,942,624*             -
Plus Fund
Gartmore Micro Cap Equity Fund. . .     8,135(6)       39,232            -             -            -             -
Gartmore Mid Cap Growth Fund. . . .       617(7)       16,030            -             -            -             -
Gartmore Millennium Growth Fund . .     242,790       148,003      374,615       442,318      220,429        59,130

Gartmore Money Market Fund. . . . .   7,075,332       532,159    6,492,158       541,820    5,651,029       217,323
Gartmore Nationwide Fund. . . . . .   9,942,742             -   10,727,184             -   12,807,691             -
Gartmore Nationwide Leaders Fund. .     16,2258        62,850            -             -            -             -
Nationwide Mid Cap Market . . . . .     144,779        82,585      3,450(9)       97,331            -       130,524
 Index Fund
Nationwide Small Cap Index Fund . .      61,983        86,208      1,380(9)       89,925            -       126,209
NorthPointe Small Cap Value Fund. .     286,849        20,604      229,943       101,655      56,9149        50,052
Nationwide Bond Index Fund. . . . .     261,299       161,077      4,653(9)       84,771            -       120,468
Nationwide International Index Fund     224,302       163,201      3,580(9)      139,279            -       124,905
Nationwide Large Cap Growth Fund. .     327,930        69,286      387,694       347,264      391,962       282,534
Nationwide S&P 500 Index Fund . . .     628,602       460,687    462,590(9)      238,754      275,692       143,982
Nationwide Small Cap Fund . . . . .     265,651        58,716      265,515       186,683      247,305       199,813
Gartmore Tax-Free Income Fund . . .   1,051,667             -    1,064,152             -    1,093,502             -
Gartmore U.S. Growth Leaders Fund .      27,717        43,098       25,979       184,592      5,731(3)       64,181
Gartmore Value Opportunities Fund .     186,560        55,293      138,005       158,606       20,249       150,154


                                       GMCM INVESTMENT ADVISORY FEES
                                          YEAR ENDED OCTOBER 31,
                          -------------------------------------------------------------------
                                  2002                  2001                    2000
                          -------------------------------------------------------------------
Fund                        Fees       Fees        Fees       Fees        Fees       Fees
                          Earned1   Reimbursed   Earned1   Reimbursed   Earned1   Reimbursed
                          -------------------------------------------------------------------
Gartmore Morley Capital.  $246,827  $    84,129  $118,179  $    94,693  $ 48,755  $   122,899
Accumulation Fund
Gartmore Morley Enhanced   133,767       72,597    57,403      111,856    33,541      100,281
Income Fund


                                           GGAMT INVESTMENT ADVISORY FEES
                                                 YEAR ENDED OCTOBER 31,
                                 ---------------------------------------------------------------
                                        2002                  2001                   2000
                                 ---------------------------------------------------------------
Fund                              Fees       Fees        Fees       Fees        Fees       Fees
                                Earned1   Reimbursed   Earned1   Reimbursed   Earned1   Reimbursed
                                 ---------------------------------------------------------------
Gartmore Emerging. . . . . . .  $ 52,415  $    21,359  $ 44,242  $   147,494  $  8,441  $    39,046
Markets Fund
Gartmore Global Financial. . .    25,241       53,563         -            -         -            -
Services Fund
Gartmore Global Utilities Fund    17,396       54,741         -            -         -            -
Gartmore International . . . .    63,942       23,290    75,669       167,88    15,417       35,509
Growth Fund                                                                7
Gartmore International . . . .    37,656       56,524    40,405      185,859         -            -
Small Cap Growth Fund
Gartmore Worldwide . . . . . .    33,362       31,081    38,210      154,263     7,813       41,328
 Leaders Fund

------------------
1     Fees  net  of  reimbursement.
2    Funds  commenced  operations  December  18,  2001.
3    Funds  commenced  operations  June  30,  2000.
4 A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund (formerly Nationwide Government Bond Fund) was completed as of August 27, 2001. The investment advisory fees listed do not include the fees GMF/NSI received for the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
5    Funds  commenced  operations  March  31,  2000.
6    Fund  commenced  operations  June  27,  2002.
7    Fund  commenced  operations  October  1,  2002.
8    Fund  commenced  operations  December  28,  2001.
9 Fees shown were paid from October 15, 2001 to October 31, 2001, the period when these Funds were managed directly and no longer were feeder funds.
10   Fund  commenced  operations  June  29,  2000.
11   Fund  commenced  operations  August  30,  2000.
12   Fund  commenced  operations  December  29,  2000.
13   Fund  commenced  operations  August  30,  2000.
*    Fees  paid by the Fund's predecessor to its predecessor investment adviser.


     The other funds of the Trust for which GMF, GMCM or GGAMT serve or will serve as investment adviser had not yet begun operations as of October 31, 2002.

--------------------------------------------------------------------------------
SUBADVISERS

     The  subadvisers  for  certain  of the Funds advised by GMF are as follows:


FUND                                  SUBADVISER
---------------------------------------------------------------------------------
Gartmore Large Cap Value . . . . . .  NorthPointe Capital LLC ("NorthPointe")
Gartmore Long-Short Equity Plus Fund  SSI Investment Management, Inc. ("SSI")
Gartmore Value Opportunities . . . .  NorthPointe
NorthPointe Small Cap Value. . . . .  NorthPointe
Nationwide S&P 500 Index . . . . . .  FAM
Nationwide Small Cap Index . . . . .  FAM
Nationwide Mid Cap Market Index. . .  FAM
Nationwide International Index . . .  FAM
Nationwide Bond Index. . . . . . . .  FAM
Nationwide Large Cap Growth. . . . .  Goldman Sachs Asset Management, L.P. ("GSAM LP")
Nationwide Small Cap . . . . . . . .  INVESCO, Inc. ("INVESCO")
Nationwide Growth Focus. . . . . . .  Turner Investment Partners, Inc. ("Turner")


     NorthPointe is a majority-owned indirect subsidiary of Gartmore Global Investments, Inc. which is also the parent of GMF. NorthPointe is located at Columbia Center One, 10th Floor, Suite 1000, 201 West Big Beaver Road, Troy, MI 48084 and was formed in 1999.

     Prior to March 1, 2001, Brinson Partners, Inc. ("Brinson") subadvised the Gartmore Large Cap Value Fund.

     SSI was founded in 1973 and is located at 357 N. Canyon Drive, Beverly Hills, California, 90210. As of December 31, 2002, SSI managed over $900 million in assets.

     FAM, one of the investment advisory entities which comprise Merrill Lynch Investment Managers, P.O. Box 9011, Princeton, New Jersey 08543-9011, is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of FAM as defined under the 1940 Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.
     Prior to December 29, 1999, The Dreyfus Corporation ("Dreyfus") served as subadviser for the S&P 500 Index Fund.

     GSAM LP is an affiliated registered investment adviser of Goldman Sachs & Co., an investment banking firm whose headquarters are in New York, New York.

     INVESCO is part of a global investment organization, AMVESCAP plc. AMVESCAP plc is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis.

     Turner was founded in 1990 and is located at 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. It is a registered investment adviser to other investment companies, as well as separate investment portfolios.

     Subject to the supervision of the GMF and the Trustees, each of the subadvisers manages the assets of the Fund listed above in accordance with the Fund's investment objectives and policies. Each Subadviser makes investment decisions for the Fund and in connection with such investment decisions places purchase and sell orders for securities. For the investment management services they provide to the Funds, the Subadvisers receive annual fees from GMF, calculated at an annual rate based on the average daily net assets of the Funds, in the following amounts:


FUND                                             ASSETS               FEE
---------------------------------------------------------------------------
Gartmore Large Cap Value . . . . . .  up to $100 million              0.35%
                                      $         100 million or more   0.30%

Gartmore Long-Short Equity Plus. . .  $         0 up to $50 million   1.00%
Fund . . . . . . . . . . . . . . . .  $         50 million and more   0.75%

Gartmore Value Opportunities . . . .  0 up to $250 million            0.70%
                                      250 million up to $1 billion   0.675%
                                      1 billion up to $2 billion      0.65%
                                      2 billion up to $5 billion     0.625%
                                      $          5 billion and more   0.60%

NorthPointe Small Cap Value. . . . .  All assets                      0.85%

Nationwide S&P 500 Index . . . . . .  All assets                      0.02%

Nationwide Small Cap Index Fund. . .  All assets                      0.07%

Nationwide Mid Cap Market Index Fund  All assets                      0.09%
Nationwide Bond Index Fund

Nationwide International Index Fund.  All assets                      0.12%

Nationwide Large Cap Growth. . . . .  up to $150 million              0.40%
                                      $         150 million or more   0.30%

Nationwide Small Cap . . . . . . . .  up to $100 million              0.55%
                                      $         100 million or more   0.40%

Nationwide Growth Focus1 . . . . . .  0 up to $500 million            0.55%
                                      500 million up to $2 billion    0.45%
                                      $          2 billion and more   0.40%

-------------------------
1 The subadvisory fee at each breakpoint is a base subadvisory fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher subadvisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees. For a further description of the fee, see below.

     The following table sets forth the amount GMF paid to the Subadvisers for the fiscal periods ended October 31, 2002, 2001 and 2000:


FUND                                       YEAR  ENDED  OCTOBER  31,
                                         2002      2001        2000
                                       --------------------------------
Gartmore Large Cap Value Fund . . . .  $ 96,725  $117,127   $ 103,595
Nationwide Large Cap Growth Fund. . .   163,965   193,847     195,981
Nationwide Small Cap Fund . . . . . .   153,798   153,719     143,176
Nationwide S&P 500 Index Fund . . . .   168,168   146,734     111,951
Gartmore Value Opportunities Fund . .   186,560   138,005    20,249(1)
NorthPointe Small Cap Value Fund. . .   286,849   153,719    56,914(2)
Nationwide Small Cap Index Fund . . .    21,694     483(3)         N/A
Nationwide Mid Cap Market Index Fund.    59,229   1,411(3)         N/A
Nationwide International Index Fund .   112,548   1,856(3)         N/A
Nationwide Bond Index Fund. . . . . .   106,897   1,903(3)         N/A
Nationwide Growth Focus Fund(4) . . .         -         -           -
Gartmore Long-Short Equity Plus(4). .         -         -           -

--------------------------------------
1    The  Gartmore  Value  Opportunities commenced operations December 29, 1999.
2 The NorthPointe Small Cap Value Fund commenced operations June 29, 2000. 3 The Nationwide Small Cap Index, Nationwide Mid Cap Market Index, Nationwide
     International Index and Nationwide Bond Index Funds began to be directly managed and subadvised by FAM on October 15, 2001; therefore, the fees reflect  what  was  paid  from  October  15  to  October  31,  2001.
4    The  Fund  had  not  yet  commenced  operations  as  of  October  31, 2002.

     GMF and the Trust have received from the SEC an exemptive order for the multi-manager structure which allows GMF to hire, replace or terminate subadvisers without the approval of shareholders; the order also allows GMF to revise a subadvisory agreement without shareholder approval. If a new subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or GMF. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

     GMF provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadviser. GMF has responsibility for communicating performance expectations and evaluations to the Subadviser and ultimately recommending to the Trust's Board of Trustees whether the Subadviser's contract should be renewed, modified or terminated; however, GMF does not expect to recommend frequent changes of subadvisers. GMF will regularly provide written reports to the Trust's Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the Subadvisers, there is no certainty that the Subadviser or the Fund will obtain favorable results at any given time.

--------------------------------------------------------------------------------
SUBADVISER  PERFORMANCE  FEE  -  GROWTH  FOCUS  FUND

     Turner is the subadviser for the Growth Focus Fund. Like the investment adviser for the Fund, Turner receives a base subadvisory fee for the services it provides the Fund that may be adjusted if a Fund out- or under-performs a stated benchmark. The subadvisory arrangement works in much the same way as the advisory fee (described above under the "Performance Fee" Section) and is set forth below:


FUND         BENCHMARK      REQUIRED          BASE         HIGHEST POSSIBLE    LOWEST POSSIBLE
                             EXCESS         ADVISORY        ADVISORY FEE AT    ADVISORY FEE AT
                          PERFORMANCE          FEE         EACH BREAK POINT   EACH BREAK POINT
----------------------------------------------------------------------------------------------
Nationwide  Russell 1000         12.0%  0.55% for assets              0.77%              0.33%
Growth . .  Growth Index                up to $500
Focus                                   million,

                                        0.45% for assets              0.63%              0.27%
                                        of $500 million
                                        up to $2 billion,

                                        0.40% for assets
                                        of $2 billion and
                                        more                           0.56%              0.24%


In the event that the Fund underperforms or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and Turner will receive the applicable base fee. These performance-based fees will be paid from the investment advisory fees received by GMF and will be subject to the same conditions.

Gartmore  Global  Partners

     GGAMT has selected Gartmore Global Partners ("GGP") to be the subadviser to each of the following Funds (the "GGAMT Advised Funds"): Gartmore Emerging Markets Fund, Gartmore Global Small Companies Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund, Gartmore European Leaders Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund, Gartmore OTC Fund, Gartmore Global Utilities Fund and Gartmore International Small Cap Growth Fund.

     Subject to the supervision of GGAMT and the Trustees, GGP manages each GGAMT Advised Fund's assets in accordance with such Fund's investment objective and policies. GGP makes investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

     GGP provides investment advisory services to the GGAMT Advised Fund pursuant to a Subadvisory Agreement. The Subadvisory Agreement specifically provides that GGP shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of a Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial two-year period, the Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. The Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

--------------------------------------------------------------------------------
For  the  services  it  provides,  GGP  receives  the following fees from GGAMT:


FUND                                          ASSETS      FEE
----------------------------------------------------------------
Gartmore Emerging Markets Fund and . . . . .  All assets  0.575%
Gartmore Global Small Companies Fund

Gartmore International Growth Fund,. . . . .  All assets   0.50%
Gartmore Worldwide Leaders Fund,
Gartmore European Leaders Fund,
Gartmore Asia Pacific Leaders Fund,
Gartmore Global Financial Services Fund, and
Gartmore OTC Fund

Gartmore Global Utilities Fund . . . . . . .  All assets   0.40%

Gartmore International Small Cap Growth Fund  All assets   0.55%


     These fees are calculated at an annual rate based on each Fund's average daily net assets.

     GGP is a partnership owned jointly by Gartmore U.S. Ltd. and Gartmore Securities Ltd. Gartmore U.S. Ltd. is a wholly-owned subsidiary of Gartmore Capital Management Ltd. Gartmore Capital Management Ltd. is a wholly owned subsidiary of and Gartmore Securities Ltd. is almost entirely owned by Gartmore Investment Management plc. Gartmore Investment Management plc is almost entirely owned by Asset Management Holdings plc, a holding company, which is a wholly owned subsidiary of Nationwide UK Holding Company, Ltd, another holding company, which is a majority owned subsidiary of Nationwide UK Asset Management Holdings, Ltd., another holding company, which is a wholly owned subsidiary of Nationwide Asset Management Holdings, Ltd. Nationwide Asset Management Holdings, Ltd., which is also a holding company, is a wholly owned subsidiary of GGAMT. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders.

     During the fiscal years ended October 31, 2002 and October 31, 2001, and the fiscal period ended October 31, 2000, GGP earned the following fees for subadvisory services:


                                                          YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                                         OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
FUND                                                        2002         2001          2000
--------------------------------------------------------------------------------------------------
Gartmore Emerging Markets Fund(1) . . . . . . . . . . .  $     26,208  $     22,121  $       8,441
Gartmore Global Utilities Fund(2) . . . . . . . . . . .  $      8,698           N/A            N/A
Gartmore Global Financial Services Fund(2). . . . . . .  $     12,621           N/A            N/A
Gartmore International Growth Fund(1) . . . . . . . . .  $     31,971  $     37,835         15,417
Gartmore International Small Cap Growth Fund(3)          $     18,828. $     20,203            N/A
Gartmore Worldwide Leaders Fund(1). . . . . . . . . . .  $     16,681  $     19,105          7,813

---------------------------
1    The  Fund  commenced  operations  August  30,  2000.
2    The  Fund  commenced  operations  December  18,  2001.
3    The  Fund  commenced  operations  December  29,  2000.

     The other funds of the Trust for which GGP serves as subadviser had not yet begun operations as of October 31, 2002.

CONSIDERATION  OF  INVESTMENT  ADVISORY  AGREEMENTS

     In determining whether it was appropriate to approve the Advisory Agreements between each adviser (GMF, GGAMT or GMCM, collectively, the "Advisers") and the Trust, on behalf of each Fund, the Board received extensive information, provided by the Advisers, that the Board believed to be reasonably necessary to conduct its review. The Board carefully evaluated this information, and was advised with respect to its deliberations by legal counsel to the Trust, and the Trustees who are not interested persons were also advised by their own independent counsel. The Trustees decided to approve the Investment Advisory Agreements on the basis of the following considerations, among others:

     - The investment advisory fee payable to each Adviser under its Investment Advisory Agreement, the anticipated costs to the Adviser of providing these services, the profitability of each Adviser's relationship with the Funds that it advises (particularly under recent volatile market conditions), the level of reimbursements being made by an Adviser and the anticipated duration of such reimbursements, and the comparability of the fee to fees paid by other similar investment companies.

     - The nature, quality and extent of the investment advisory services expected to be provided by the Adviser to each of the Funds it advises and such Funds' historic performance and the comparability of such Funds' performance to the performance of similar investment companies.

     - The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisers.

     - Any ancillary benefits to the Advisers, including soft dollars received by such Advisers.

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Investment Advisory Agreements should be continued for each of the Funds and that the compensation payable under such Investment Advisory Agreements is fair and reasonable with respect to each such Fund.

     With respect to the addition of new Funds to the Advisory Agreements, the Board has considered similar information, omitting, however, unavailable Fund profitability information and historic Fund performance information.

--------------------------------------------------------------------------------
DISTRIBUTOR

     Gartmore Distribution Services, Inc. ("GDSI") serves as underwriter for each of the Funds in the continuous distribution of its shares pursuant to a Underwriting Agreement dated as of October 1, 2002 (the "Underwriting
Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. Until September 30, 2002, Nationwide Securities, Inc. ("NSI") served as the Trust's underwriter. GDSI is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. ("GGAMI"), a Delaware holding company. GGAMI is a wholly-owned subsidiary of Gartmore SA Capital Trust, which is an investment adviser and is wholly-owned by Gartmore Global Investments, Inc. ("GGI"), a Delaware holding company. GGI is a majority owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a Delaware business trust that is a wholly-owned subsidiary of Nationwide Corporation. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. The following entities or people are affiliates of the Trust and are also affiliates of GDSI:

     Gartmore  Mutual  Fund  Capital  Trust
     Gartmore  Global  Asset  Management  Trust
     Gartmore  Global  Partners
     Gartmore  SA  Capital  Trust
     Nationwide  Life  Insurance  Company
     Nationwide  Life  and  Annuity  Insurance  Company
     Nationwide  Financial  Services,  Inc.
     Nationwide  Corporation
     Nationwide  Mutual  Insurance  Company
     Paul  J.  Hondros
     Gerald  J.  Holland
     Eric  E.  Miller

     In its capacity as Distributor, GDSI solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. GDSI receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge, if any, imposed upon sales of Shares of each of the Funds.

     During the fiscal years ended October 31, 2002, 2001 and 2000, GDSI/NSI received the following commissions from the sale of shares of the Funds:


                                                   YEARS  ENDED  OCTOBER  31,
                                              ----------------------------------
FUNDS                                            2002        2001        2000
                                              ----------------------------------
Gartmore Bond Fund . . . . . . . . . . . . .  $107,185       50,356     63,687
Gartmore Emerging Markets Fund . . . . . . .    10,200        2,709       17(1)
Gartmore Global Financial Services Fund. . .       506          0(2)        --
Gartmore Global Health Sciences Fund . . . .     4,220            0        0(3)
Gartmore Global Technology and
   Communications Fund . . . . . . . . . . .    10,618       22,523    19,5134
Gartmore Global Utilities Fund . . . . . . .       258          0(2)        --
Gartmore Government Bond Fund. . . . . . . .   145,993   38,778(5)5      16,156
Gartmore Growth Fund . . . . . . . . . . . .   167,125       253,929    505,403
Gartmore High Yield Bond . . . . . . . . . .    13,122         7,859      3,532
Gartmore International Growth Fund . . . . .     5,075        2,582       14(1)
Gartmore International Small Cap Growth Fund     1,152          212        0(3)
Gartmore Investor Destinations
   Aggressive Fund . . . . . . . . . . . . .     5,807            0        0(6)
Gartmore Investor Destinations
   Moderately Aggressive Fund. . . . . . . .    28,500            0        0(6)
Gartmore Investor Destinations
   Moderate Fund . . . . . . . . . . . . . .    27,705            0        0(6)
Gartmore Investor Destinations
   Moderately Conservative Fund. . . . . . .    24,448            0        0(6)
Gartmore Investor Destinations
   Conservative Fund . . . . . . . . . . . .    28,965            0        0(6)
Gartmore Large Cap Value Fund. . . . . . . .    14,059        16,416     11,974
Gartmore Micro Cap Equity Fund . . . . . . .       0(7)           --         --
Gartmore Millennium Growth Fund. . . . . . .    51,874      $130,693   $214,573
Gartmore Morley Capital Accumulation Fund. .  N/A               N/A         N/A
Gartmore Morley Enhanced Income Fund . . . .     6,042        7,901       5,445
Gartmore Nationwide Fund . . . . . . . . . .   538,679      631,955   1,145,479
Gartmore Nationwide Leaders Fund . . . . . .     5,625          0(8)         --
Gartmore Tax-Free Income Fund. . . . . . . .   167,436       94,122     102,317
Gartmore U.S. Growth Leaders Fund. . . . . .    13,693       28,459       5,762
Gartmore Value Opportunities Fund. . . . . .    42,172       43,808      21,410
Gartmore Worldwide Leaders Fund. . . . . . .     1,544          435        0(1)
Nationwide Bond Index Fund . . . . . . . . .     2,527            0          0
Nationwide International Index Fund. . . . .     2,534        2,298      1,902
Nationwide Large Cap Growth Fund . . . . . .    32,111       25,591      76,645
Nationwide Mid Cap Market Index Fund . . . .     8,601        2,280          0
Nationwide S&P 500 Index Fund. . . . . . . .    98,122       33,486       9,492
Nationwide Small Cap Fund. . . . . . . . . .    22,949        8,813      23,970
Nationwide Small Cap Index Fund. . . . . . .     6,364        2,263          0
NorthPointe Small Cap Value Fund . . . . . .       N/A          N/A         N/A

---------------------
1    Fund  commenced  operations  on  August  30,  2000.
2    Fund  commenced  operations  December  18,  2001.
3    Fund  commenced  operations  on  December  29,  2000.
4    Fund  commenced  operations  on  June  30,  2000.
5 A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund occurred on August 27, 2001. The commissions listed do not include the commissions NSI received from the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
6    Funds  commenced  operations  on  March  31,  2000.
7    Fund  commenced  operations  on  June  27,  2002.
8    The  Fund  commenced  operations  on  December  28,  2001.

     The other Funds of the Trust had not yet begun operations as of October 31, 2002.

     GDSI also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of Class B, Class C, Class X and Class Y shares (and certain Class A shares). During the fiscal years ended October 31, 2002, 2001 and 2000, GDSI/NSI received the following amounts from such sales charges:




                                                 YEARS  ENDED  OCTOBER  31,
                                              -----------------------------------
FUNDS                                            2002      2001         2000
                                              -----------------------------------
Gartmore Bond Fund . . . . . . . . . . . . .   42,515          43,979    19,420
Gartmore Emerging Markets Fund . . . . . . .    6,517           9,151       0(1)
Gartmore Global Financial Services Fund. . .      330             0(2)       --
Gartmore Global Health Sciences Fund . . . .    2,141               0       0(3)
Gartmore Global Technology and
   Communications Fund . . . . . . . . . . .    5,703          20,722       0(4)
Gartmore Global Utilities Fund . . . . . . .      140             0(2)       --
Gartmore Government Bond Fund. . . . . . . .   92,322        38,255(5)    7,510
Gartmore Growth Fund . . . . . . . . . . . .   20,872          44,162   107,445
Gartmore High Yield Bond Fund. . . . . . . .    5,408           3,504       341
Gartmore International Growth Fund . . . . .    2,158           1,735       0(1)
Gartmore International Small Cap Growth Fund      976              21       0(3)
Gartmore Investor Destinations
   Aggressive Fund . . . . . . . . . . . . .    2,483               0       0(6)
Gartmore Investor Destinations
   Moderately Aggressive Fund. . . . . . . .      947               0       0(6)
Gartmore Investor Destinations
   Moderate Fund . . . . . . . . . . . . . .    2,566               0       0(6)
Gartmore Investor Destinations
   Moderately Conservative Fund. . . . . . .    1,170               0       0(6)
Gartmore Investor Destinations
   Conservative Fund . . . . . . . . . . . .    8,099               0       0(6)
Gartmore Large Cap Value Fund. . . . . . . .    6,985           9,203     7,095
Gartmore Micro Cap Equity Fund . . . . . . .       07              --        --
Gartmore Millennium Growth Fund. . . . . . .   24,800         105,100    29,934
Gartmore Morley Capital Accumulation Fund. .      N/A            N/A        N/A
Gartmore Morley Enhanced Income Fund . . . .      N/A            N/A        N/A
Gartmore Nationwide Fund . . . . . . . . . .  155,306         246,115   445,655
Gartmore Nationwide Leaders Fund . . . . . .    1,361             0(8)       --
Gartmore Tax-Free Income Fund. . . . . . . .   55,228          65,743    54,421
Gartmore U.S. Growth Leaders Fund. . . . . .    6,257          21,871        --
Gartmore Value Opportunities Fund. . . . . .   20,593          38,688     2,572
Gartmore Worldwide Leaders Fund. . . . . . .      741             891       0(1)
Nationwide Bond Index Fund . . . . . . . . .      556             400         0
Nationwide International Index Fund. . . . .    1,770           1,209       666
Nationwide Large Cap Growth Fund . . . . . .   16,358          30,626    64,036
Nationwide Mid Cap Market Index Fund . . . .    3,415             214         0
Nationwide S&P 500 Index Fund. . . . . . . .   51,923          57,197     9,915
Nationwide Small Cap Fund. . . . . . . . . .   12,993          10,631    13,483
Nationwide Small Cap Index Fund. . . . . . .    4,462               0         0
NorthPointe Small Cap Value Fund . . . . . .      N/A            N/A        N/A

-------------------------------
1    Fund  commenced  operations  on  August  30,  2000.
2    Fund  commenced  operations  December  18,  2001.
3    Fund  commenced  operations  on  December  29,  2000.
4    Fund  commenced  operations  on  June  30,  2000.
5 A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund occurred on August 27, 2001. The commissions listed do not include the commissions NSI received from the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
6    Funds  commenced  operations  on  March  31,  2000.
7    Fund  commenced  operations  on  June  27,  2002.
8    The  Fund  commenced  operations  on  December  28,  2001.

     The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2002.

     From such contingent deferred sales charges, GDSI/NSI and affiliated broker dealers retained $1,488,620, $2,083,754, and $3,506,995 for 2002, 2001 and 2000,
respectively, after reallowances to dealer. GDSI reallows to dealers 5.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge 5.75%, 4.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 4.75%, 3.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 3.75%, 4.00% on Class B and Class X shares of the Funds, 1.85% on Class C and Class Y shares of the Funds, 4.00% on Class D shares of the Funds.

DISTRIBUTION  PLAN

     The Funds have adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate GDSI, as the Funds' Distributor, for expenses associated with the distribution of certain classes of shares of the Funds. Although actual distribution expenses may be more or less, under the Plan the Funds pay the distributor an annual fee in an amount that will not exceed the following amounts:

-    0.25%  of  the  average  daily  net  assets of Class A shares of each Fund;

- 0.25% of the Service Class Shares and IRA Class shares of the Gartmore Morley Capital Accumulation Fund;

- 0.25% of the average daily net assets of Service Class Shares of the Investor Destinations Funds;

- 1.00% of the average daily net assets of Class B and Class C shares for each of the Funds other than the Gartmore Money Market Fund;

- 0.85% of the average daily net assets of the Class X and Class Y shares of the Gartmore Bond, Gartmore Government Bond and Gartmore Tax-Free Funds;

- 0.15% of the average daily net assets of Service Class shares of the Gartmore Money Market and S&P 500 Index Funds; and

- 0.07% of the average daily net assets of the Local Fund shares of the S&P 500 Index Fund.

- 0.50% of the average daily net assets of the Class R Shares of the Investor Destinations Funds, Gartmore Bond Fund, Gartmore Government Bond Fund, Gartmore Morley Enhanced Income Fund, Gartmore Nationwide Fund, Gartmore Growth Fund, Gartmore Large Cap Value Fund, Gartmore Mid Cap Growth Fund, Gartmore Nationwide Leaders Fund, Gartmore U.S. Growth Leaders Fund and Gartmore Worldwide Leaders Fund.

     During the fiscal year ended October 31, 2002, GDSI earned the following distribution fees under the Plan1:

                                                                                   LOCAL
                                                                          SERVICE   FUND
FUNDS                                     CLASS A    CLASS B    CLASS C    CLASS   SHARES
----------------------------------------------------------------------------------------
Gartmore Bond Fund*. . . . . . . . . . .  $ 14,801     N/A(2)     N/A(2)  N/A      N/A
Gartmore Emerging Markets Fund . . . . .     4,344  $ 15,299   $    161   N/A      N/A
Gartmore Global Financial Services
   Fund. . . . . . . . . . . . . . . . .     1,582     6,322      6,282   N/A      N/A
Gartmore Global Health Sciences
   Fund. . . . . . . . . . . . . . . . .     2,745     7,745         60   N/A      N/A
Gartmore Global Technology and
   Communications Fund . . . . . . . . .     4,714    10,211        273   N/A      N/A
Gartmore Global Utilities Fund . . . . .     1,363     5,433      5,419   N/A      N/A
Gartmore Government Bond Fund* . . . . .   139,096    N/A(2)     N/A(2)   N/A      N/A
Gartmore Growth Fund*. . . . . . . . . .    14,414    41,864        596   N/A      N/A
Gartmore High Yield Bond Fund. . . . . .     5,611     2,855        119   N/A      N/A
Gartmore International Growth Fund . . .     5,526    20,911        119   N/A      N/A
Gartmore International Small Cap
    Growth Fund. . . . . . . . . . . . .     2,177     8,593         56   N/A      N/A
Investor Destinations Aggressive Fund* .       121        86         17   110,659  N/A
Investor Destinations Moderately
   Aggressive Fund*. . . . . . . . . . .       592       196          3   167,992  N/A
Investor Destinations Moderate Fund* . .       595       213        125   232,175  N/A
Investor Destinations Moderately
   Conservative Fund*. . . . . . . . . .       521       216        105    69,375  N/A
Investor Destinations Conservative Fund*       522       135        191    50,698  N/A
Gartmore Large Cap Value Fund* . . . . .    67,352     6,101        787   N/A      N/A
Gartmore Micro Cap Equity Fund . . . . .       162       150        150   N/A      N/A
Gartmore Mid Cap Growth Fund*. . . . . .      N/A       N/A        N/A    N/A      N/A
Gartmore Millennium Growth Fund. . . . .    15,815    37,444        553   N/A      N/A
Gartmore Money Market Fund . . . . . . .      N/A       N/A        N/A    675,489  N/A
Gartmore Morley Enhanced Income
   Fund* . . . . . . . . . . . . . . . .     2,661      N/A        N/A    N/A      N/A
Gartmore Nationwide Fund*. . . . . . . .   697,293   370,628      2,180   N/A      N/A
Gartmore Nationwide Leaders Fund*. . . .     1,803     2,648      2,285   N/A      N/A
Gartmore Tax-Free Income Fund. . . . . .    17,081    N/A(2)     N/A(2)   N/A      N/A
Gartmore U.S. Growth Leaders Fund* . . .     3,661     8,393        156   N/A      N/A
Gartmore Value Opportunities Fund. . . .    29,710    28,109      1,387   N/A      N/A
Gartmore Worldwide Leaders Fund* . . . .     2,832    10,505        210   N/A      N/A
Nationwide Bond Index Fund . . . . . . .    57,425       161       N/A    N/A      N/A
Nationwide International Index Fund. . .    35,506       754       N/A    N/A      N/A
Nationwide Large Cap Growth Fund . . . .    79,213    21,927        422   N/A      N/A
Nationwide Mid Cap Market Index
   Fund. . . . . . . . . . . . . . . . .    37,903       411      N/A     N/A      N/A
Nationwide S&P 500 Index Fund. . . . . .    10,062    24,308      N/A     406,496   66
Nationwide Small Cap Index Fund. . . . .    21,495       551      N/A     N/A      N/A
Nationwide Small Cap Fund. . . . . . . .    52,368    10,333        282   N/A      N/A
NorthPointe Small Cap Value Fund . . . .     N/A       N/A        N/A     N/A      N/A

----------------------
*    Class  R  shares  commenced  operations  on or about October  1,  2003.
1 The other Funds of the Trust for which GDSI acted as distributor had not commenced operations as of October 31, 2002.
2 Class B and Class C shares were re-designated as Class X and Class Y shares, respectively, effective September 1, 2003. Therefore, no amounts were earned by GDSI for the new Class B and Class C shares during the period because they had not yet commenced operations as of October 31, 2002. However, the following amounts were earned by GDSI on the Class X and the Class Y shares of these Funds for the fiscal year ended October 31, 2002:


FUNDS                          CLASS X   CLASS Y
-------------------------------------------------
Gartmore Bond Fund. . . . . .  $ 28,006  $  1,753
Gartmore Government Bond Fund    41,830     5,658
Gartmore Tax-Free Income Fund    51,955     1,362


                                             SERVICE            IRA
                                              CLASS            CLASS
                                              SHARES           SHARES
                                            ----------------------------
Gartmore  Morley  Capital  Accumulation     $117,767           $23,016

     As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 5, 1998, and is amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to a Class of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class. Any change in the Plan that would materially increase the distribution cost to a Class requires shareholder approval. The
Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the applicable Class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

     The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

     The Fund's distributor has entered into, and will enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above. From time to time, GDSI or an affiliate of GDSI may pay additional amounts from its own resources to dealers or other financial intermediaries, including its affiliate Nationwide Financial Services, Inc. or its subsidiaries, for aid in distribution or for aid in providing administrative services to shareholders.

     The Trust has been informed by GDSI that during the fiscal year ended October 31, 2002, the following expenditures were made using the 12b-1 fees received by the Distributor with respect to the Funds1:


FUND1                                                        PROSPECTUS    DISTRIBUTOR      BROKER-
                                                             PRINTING &   COMPENSATION      DEALER
                                                              MAILING2     & COSTS 3     COMPENSATION
                                                                                            & COSTS
-----------------------------------------------------------------------------------------------------
Gartmore Bond Fund. . . . . . . . . . . . . . . . . . . . .  $  4,798.95  $   26,067.63  $   13,693.42
------------------------------------------------------------------------------------------------------
Gartmore Emerging Markets Fund. . . . . . . . . . . . . . .  $  7,024.72  $   11,512.51  $    1,266.77
------------------------------------------------------------------------------------------------------
Gartmore Global Financial Services Fund . . . . . . . . . .  $  5,257.28  $    8,921.20  $        7.52
------------------------------------------------------------------------------------------------------
Gartmore Global Health Sciences Fund. . . . . . . . . . . .  $  4,020.21  $    5,803.27  $      726.52
------------------------------------------------------------------------------------------------------
Gartmore Global Technology and Communications Fund. . . . .  $  4,555.65  $    7,788.42  $    2,853.93
------------------------------------------------------------------------------------------------------
Gartmore Global Utilities Fund. . . . . . . . . . . . . . .  $  4,591.61  $    7,618.93  $        4.46
------------------------------------------------------------------------------------------------------
Gartmore Government Bond Fund . . . . . . . . . . . . . . .  $  6,898.19  $   41,743.81  $  137,942.00
------------------------------------------------------------------------------------------------------
Gartmore Growth Fund. . . . . . . . . . . . . . . . . . . .  $  4,461.97  $   31,597.74  $   20,544.29
------------------------------------------------------------------------------------------------------
Gartmore High Yield Bond Fund . . . . . . . . . . . . . . .  $  1,537.30  $    2,212.71  $    4,834.99
------------------------------------------------------------------------------------------------------
Gartmore International Growth Fund. . . . . . . . . . . . .  $ 10,672.39  $   15,631.82  $      251.78
------------------------------------------------------------------------------------------------------
Gartmore International Small Cap Growth Fund. . . . . . . .  $  4,307.96  $    6,428.95  $       89.09
------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Aggressive Fund. . . . . . .  $      0.00  $       78.61  $  111,019.33
------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Aggressive Fund .  $      0.00  $      152.78  $  168,862.87
------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderate Fund. . . . . . . .  $      0.00  $      279.50  $  233,183.18
------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Conservative Fund  $     57.53  $      256.22  $   69,903.25
------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Conservative Fund. . . . . .  $    219.86  $      267.53  $   51,058.61
------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value Fund . . . . . . . . . . . . . . .  $  1,669.11  $    5,118.66  $   67,452.23
------------------------------------------------------------------------------------------------------
Gartmore Micro Cap Equity Fund. . . . . . . . . . . . . . .  $      0.00  $      599.94  $       34.31
------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Growth Fund. . . . . . . . . . . . . . .        .  N/A          N/A            N/A
------------------------------------------------------------------------------------------------------
Gartmore Millennium Growth Fund . . . . . . . . . . . . . .  $  4,992.11  $   28,226.03  $   20,593.86
------------------------------------------------------------------------------------------------------
Gartmore Money Market Fund. . . . . . . . . . . . . . . . .  $      0.00  $        0.00  $  710,717.79
------------------------------------------------------------------------------------------------------
Gartmore Morley Capital Accumulation Fund . . . . . . . . .  $  7,927.58  $      474.57  $  132,380.85
------------------------------------------------------------------------------------------------------
Gartmore Morley Enhanced Income Fund. . . . . . . . . . . .  $    975.13  $        0.12  $    1,685.75
------------------------------------------------------------------------------------------------------
Gartmore Nationwide Fund. . . . . . . . . . . . . . . . . .  $ 27,513.99  $  277,072.31  $  765,514.73
------------------------------------------------------------------------------------------------------
Gartmore Nationwide Leaders Fund. . . . . . . . . . . . . .  $  2,718.39  $    3,527.46  $      490.15
------------------------------------------------------------------------------------------------------
Gartmore Tax-Free Income Fund . . . . . . . . . . . . . . .  $  7,989.80  $   46,816.76  $   15,591.44
------------------------------------------------------------------------------------------------------
Gartmore U.S. Growth Leaders Fund . . . . . . . . . . . . .  $  3,528.88  $    6,436.87  $    2,244.25
------------------------------------------------------------------------------------------------------
Gartmore Value Opportunities Fund . . . . . . . . . . . . .  $  6,796.46  $   21,888.31  $   30,521.23
------------------------------------------------------------------------------------------------------
Gartmore Worldwide Leaders Fund . . . . . . . . . . . . . .  $  5,363.93  $    7,962.88  $      220.19
------------------------------------------------------------------------------------------------------
Nationwide Bond Index Fund. . . . . . . . . . . . . . . . .  $      0.00  $      121.58  $   57,667.02
------------------------------------------------------------------------------------------------------
Nationwide International Index Fund . . . . . . . . . . . .  $    448.11  $      562.41  $   35,249.48
------------------------------------------------------------------------------------------------------
Nationwide Large Cap Growth Fund. . . . . . . . . . . . . .  $  1,990.19  $   16,594.05  $   82,347.76
------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund. . . . . . . . . . . .  $  1,186.42  $      314.99  $   36,812.59
------------------------------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund . . . . . . . . . . . . . . .  $  8,175.90  $   18,102.73  $  414,653.37
------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund . . . . . . . . . . . . . . . . .  $  2,712.90  $    7,295.49  $   52,974.61
------------------------------------------------------------------------------------------------------
Nationwide Small Cap Index Fund . . . . . . . . . . . . . .  $    226.96  $      415.67  $   21,403.37
------------------------------------------------------------------------------------------------------
NorthPointe Small Cap Value Fund. . . . . . . . . . . . .        .  N/A          N/A            N/A
------------------------------------------------------------------------------------------------------

1 The other Funds of the Trust for which GDSI acted as distributor had not commenced operations as of October 31, 2002.
2 Printing and mailing of prospectuses to other than current Fund shareholders.
3 For the fiscal year ended October 31, 2002, the 12b-1 fees relating to the Class B and Class C shares (now Class X and Class Y shares, respectively) for the Gartmore Bond, Gartmore Government Bond and Gartmore Tax-Free Income Funds were used to pay GDSI for advancing the commission costs to dealers with respect to the initial sale of such shares.

ADMINISTRATIVE  SERVICES  PLAN

Under the terms of an Administrative Services Plan, a Fund is permitted to enter into Servicing Agreements with servicing organizations, such as broker-dealers and financial institutions, who agree to provide certain administrative support services in connection with the Class A, Class D, Class R, Institutional Service Class and Service Class shares of the Funds (as applicable), the Prime shares of the Money Market Fund, and the IRA Class shares of the Morley Capital Accumulation Fund. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required. . With respect to the Class R shares, these types of administrative support services will be exclusively provided for retirement plans and their plan participants.

     As authorized by the particular Administrative Services Plan(s) for the Funds, the Trust has entered into Servicing Agreements for the Funds pursuant to which Nationwide Financial Services, Inc. ("NFS") has agreed to provide certain administrative support services in connection with the applicable Fund shares held beneficially by its customers. NFS is a majority owned subsidiary of Nationwide Corporation, which also owns GGAMT. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include GDSI) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class A, D or Institutional Service and Service Class shares of each Fund (as applicable), Prime shares of the Money Market Fund and IRA Class shares of the Gartmore Morley Capital Accumulation Fund.

     The Trust has also entered into a Servicing Agreement pursuant to which Nationwide Investment Services Corporation ("NISC") has agreed to provide certain administrative support services in connection with Service Class shares of the Money Market Fund held beneficially by its customers. NISC is indirectly owned by NFS.

     During the fiscal year ended October 31, 2002, NFS and its affiliates received $5,251,880 in administrative services fees from the Funds.

FUND  ADMINISTRATION  AND  TRANSFER  AGENCY  SERVICES

     Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust ("GSA"), a wholly owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), provides for various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. GGI is a wholly-owned subsidiary of GGAMT. Gartmore
Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as transfer agent and dividend disbursing agent for each of the Funds. Both GSA and GISI are located at 1200 River Road, Conshohocken, Pennsylvania 19428. For the fund administration and transfer agency services, each Fund pays GSA a combined annual fee based on the Trust's average daily net assets according to the following schedule:


ASSET LEVEL1               AGGREGATE TRUST FEE
----------------------------------------------
0 - $1 billion . . . . .                 0.25%
1 - $3 billion . . . . .                 0.18%
3 - $4 billion . . . . .                 0.14%
4 - $5 billion . . . . .                 0.07%
5 - $10 billion. . . . .                 0.04%
10 - $12 billion . . . .                 0.02%
greater than $12 billion.                0.01%

     GSA  pays  GISI  from  these  fees  for  its  services.

1 The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not pay any part of this fee.

     During the period from December 1, 2001 through October 31, 2002, GSA earned combined fund administration and transfer agency fees from the Funds as follows:


                                            PERIOD ENDED
FUND                                      OCTOBER 31, 2002
-----------------------------------------------------------
Gartmore Millennium Growth Fund . . . .  $         108,436
Gartmore Growth Fund. . . . . . . . . .            844,765
Gartmore Nationwide Fund. . . . . . . .          3,192,349
Gartmore Tax-Free Income Fund . . . . .            357,703
Gartmore Bond Fund. . . . . . . . . . .            262,536
Gartmore Government Bond Fund1. . . . .            318,360
Money Market Fund . . . . . . . . . . .          2,867,503
Nationwide S&P 500 Index Fund . . . . .            706,889
Gartmore Large Cap Value Fund . . . . .             48,385
Nationwide Large Cap Growth Fund. . . .             88,158
Nationwide Small Cap Fund . . . . . . .             57,000
Gartmore Morley Capital Accumulation. .            107,560
Fund
Gartmore Value Opportunities Fund(2). .             63,413
                                                    59,153
Gartmore Morley Enhanced Income Fund(2)
Gartmore High Yield Bond Fund(2). . . .            138,810
Gartmore Investor Destinations. . . . .                  0
Aggressive Fund(3)
Gartmore Investor Destinations. . . . .                  0
Moderately Aggressive Fund(3)
Gartmore Investor Destinations. . . . .                  0
Moderate Fund(3)
Gartmore Investor Destinations. . . . .                  0
Moderately Conservative Fund(3)
Gartmore Investor Destinations. . . . .                  0
Conservative Fund(3)
Nationwide Small Cap Index Fund(4). . .             76,612
Nationwide Mid Cap Market Index Fund(5)            103,722
Nationwide International Index Fund(4).            174,813
Nationwide Bond Index Fund(4) . . . . .            201,403
NorthPointe Small Cap Value Fund(5) . .             49,488
Gartmore U.S. Growth Leaders Fund(6). .             10,610
Gartmore Global Technology and. . . . .             15,130
Communications Fund(6)
Gartmore Emerging Markets Fund(7) . . .             12,332
Gartmore International Growth Fund(7) .             18,815
Gartmore Worldwide Leaders Fund7. . . .              8,795
Gartmore International Small Cap. . . .             16,805
 Growth Fund(8)
Gartmore Global Health Sciences Fund(9)              5,234
Gartmore Global Financial . . . . . . .              6,436
Services Fund(10)
Gartmore Global Utilities Fund(10). . .              6,391
Gartmore Nationwide Leaders Fund(11). .              5,022
Gartmore Micro Cap Equity Fund(12). . .              2,151
Gartmore Mid Cap Growth Fund(13). . . .                440
Gartmore Long-Short Equity Plus Fund. .          78,391(14)


------------------
1 The reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund was completed effective August 27, 2001. The fund administration fees listed do not include the fund administration fees NAS/GSA received from the Nationwide Long-Term
     U.S.  Government  Bond  Fund  prior  to  the  reorganization.
2    The  Fund  commenced  operations  December  29,  1999.
3    The  Fund  commenced  operations  March  31,  2000.
4    The  Fund  commenced  operations  December  29,  1999.
5    The  Fund  commenced  operations  June  29,  2000.
6    The  Fund  commenced  operations  June  30,  2000.
7    The  Fund  commenced  operations  August  30,  2000.
8    The  Fund  commenced  operations  on  December  21,  2000.
9    The  Fund  commenced  operations  on  December  29,  2000.
10   The  Fund  commenced  operations  on  December  18,  2001.
11   The  Fund  commenced  operations  on  December  28,  2001.
12   The  Fund  commenced  operations  on  June  27,  2002.
13   The  Fund  commenced  operations  on  October  1,  2002.
14 Reflects the amount of fees paid by the Fund's predecessor for its fiscal year ended June 30, 2002. Effective April 28, 2003, GSA serves as the
     Fund's administrator. Prior to April 28, 2003, J.P. Morgan Investor Services Co. served as the Fund's administrator.

     The other Funds of the Trust for which GSA acts as administrator had not yet commenced operations as of October 31, 2002.

     During the period from November 1 until November 30, 2001, and the fiscal years ended October 31, 2001 and 2000, GSA earned fund administration fees (under a previous fee schedule) from the Funds as follows:


                                      PERIOD ENDED   YEARS ENDED
                                       NOVEMBER 30   OCTOBER 31,    OCTOBER 31,
FUND                                      2001           2001          2000
--------------------------------------------------------------------------------
Gartmore Millennium Growth Fund. . .  $       1,533  $     25,459  $     20,136
Gartmore Growth Fund . . . . . . . .         21,414       319,221       541,769
Gartmore Nationwide Fund . . . . . .         69,412       907,738     1,063,967
Gartmore Tax-Free Income Fund. . . .         12,340       148,982       153,092
Gartmore Bond Fund . . . . . . . . .          7,998        85,965        84,085
Gartmore Government Bond Fund. . . .         10,704       94,8741        74,254
Money Market Fund. . . . . . . . . .         71,931       812,284       723,852
Nationwide S&P 500 Index Fund. . . .         17,028       177,923       106,035
Gartmore Large Cap Value Fund. . . .          6,164        75,000        75,000
Nationwide Large Cap Growth Fund . .          6,164        75,000        75,000
Nationwide Small Cap Fund. . . . . .          6,164        75,000        75,000
Gartmore Morley Capital. . . . . . .          4,110        50,000        50,000
Accumulation Fund
Gartmore Value Opportunities Fund. .          6,164        75,000        63,115
Gartmore Morley Enhanced Income Fund          6,164        75,000        63,115
Gartmore High Yield Bond Fund. . . .          6,164        75,000        56,405
Gartmore Investor Destinations . . .          6,164        75,000      44,058(2)
Aggressive Fund
Gartmore Investor Destinations . . .          6,164        75,000      44,058(2)
Moderately Aggressive Fund
Gartmore Investor Destinations . . .          6,164        75,000      44,058(2)
Moderate Fund
Gartmore Investor Destinations . . .          6,164        75,000      44,058(2)
Moderately Conservative Fund
Gartmore Investor Destinations . . .          6,164        75,000      44,058(2)
Conservative Fund
Nationwide Small Cap Index Fund. . .          6,164        75,000        63,115
Nationwide Mid Cap Market Index Fund          6,164        75,000      63,115(3)
Nationwide International Index Fund.          6,164        75,000        63,115
Nationwide Bond Index Fund . . . . .          6,164        75,000        63,115
NorthPointe Small Cap Value Fund . .          6,164        75,000      24,795(3)
Gartmore U.S. Growth Leaders Fund. .          6,164        75,000       24,7954)
Gartmore Global Technology and . . .          6,164        75,000      24,795(4)
Communications Fund
Gartmore Emerging Markets Fund . . .          6,164        75,000      12,500(5)
Gartmore International Growth Fund .          6,164        75,000      12,500(5)
Gartmore Worldwide Leaders Fund. . .          6,164        75,000      12,500(5)
Gartmore International Small Cap . .          6,164        64,720           0(6)
Growth Fund
Gartmore Global Health Sciences Fund          6,164        63,081           0(7)
Gartmore Long-Short Equity Plus Fund (8)       N/A            N/A           N/A


1 The reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund was completed effective August 27, 2001. The fund administration fees listed do not include the fund administration fees NAS/GSA received from the Nationwide Long-Term
     U.S.  Government  Bond  Fund  prior  to  the  reorganization.
2    The  Fund  commenced  operations  March  31,  2000.
3    The  Fund  commenced  operations  June  29,  2000.
4    The  Fund  commenced  operations  June  30,  2000.
5    The  Fund  commenced  operations  August  30,  2000.
6    The  Fund  commenced  operations  on  December  21,  2000.
7    The  Fund  commenced  operations  on  December  29,  2000.
8 The Fund's predecessor fund paid J.P. Morgan Investor Services Co., its former subadministrator, $78,391, $293,904 and $522,759 in administrative and accounting fees for its fiscal years ended June 30 2002, 2001 and 2000 respectively.

     During the period from November 1 until November 30, 2001, and the fiscal years ended October 31, 2001 and 2000, GSA earned transfer agency fees (under a previous fee schedule) from the Funds as follows:


                                        PERIOD ENDED             YEAR ENDED
                                        NOVEMBER 30,
FUND                                      2001      OCTOBER 31, 2001  OCTOBER 31, 2000
---------------------------------------------------------------------------------------
Gartmore Millennium Growth Fund. . .        23,027           352,953            57,122
Gartmore Growth Fund . . . . . . . .       122,172         1,851,859           992,246
Gartmore Nationwide Fund . . . . . .       227,382         3,373,316         1,841,252
Gartmore Tax-Free Income Fund. . . .        15,747           227,188            25,832
Gartmore Bond Fund . . . . . . . . .        17,840           246,294            27,453
Gartmore Government Bond Fund. . . .        10,557           98,5531            30,542
Gartmore Money Market Fund . . . . .       104,751         1,465,056           989,953
Nationwide S&P 500 Index Fund. . . .         4,701            99,084            26,973
Gartmore Large Cap Value Fund. . . .         1,839            22,172             7,866
Nationwide Large Cap Growth Fund . .         8,058           129,573            51,260
Nationwide Small Cap Fund. . . . . .         2,783            34,164            12,415
Gartmore Morley Capital. . . . . . .           393             5,907             1,393
Accumulation Fund
Gartmore Value Opportunities Fund. .         6,116            53,754             2,562
Gartmore Morley Enhanced Income Fund           321             3,855             1,189
Gartmore High Yield Bond Fund. . . .         1,170            12,352             2,523
Gartmore Investor Destinations . . .           266             1,343             112(2)
Aggressive Fund
Gartmore Investor Destinations . . .           365             1,575             101(2)
Moderately Aggressive Fund
Gartmore Investor Destinations . . .           544             2,601              92(2)
Moderate Fund
Gartmore Investor Destinations . . .           155               961             103(2)
Moderately Conservative Fund
Gartmore Investor Destinations . . .           127               899              91(2)
Conservative Fund
Nationwide Small Cap Index Fund. . .           178             1,061               141
Nationwide Mid Cap Market Index Fund           334             1,864             412(3)
Nationwide International Index Fund.           728             7,906             1,087
Nationwide Bond Index Fund . . . . .           423             1,523               177
NorthPointe Small Cap Value Fund . .           268             5,222             669(3)
Gartmore U.S. Growth Leaders Fund. .         1,243            28,496             504(4)
Gartmore Global Technology and . . .         2,230            38,646             543(4)
Communications Fund
Gartmore Emerging Markets Fund . . .           268             3,077             296(5)
Gartmore International Growth Fund .           275             3,614             330(5)
Gartmore Worldwide Leaders Fund. . .           138             1,753             298(5)
Gartmore International Small Cap . .            94               838               0(6)
Growth Fund
Gartmore Global Health Sciences Fund            23               425               0(7)

1 The reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund was completed effective August 27, 2001. The fund administration fees listed do not include the fund administration fees NAS/GSA received from the Nationwide Long-Term
     U.S.  Government  Bond  Fund  prior  to  the  reorganization.
2    The  Fund  commenced  operations  March  31,  2000.
3    The  Fund  commenced  operations  June  29,  2000.
4    The  Fund  commenced  operations  June  30,  2000.
5    The  Fund  commenced  operations  August  30,  2000.
6    The  Fund  commenced  operations  on  December  21,  2000.
7    The  Fund  commenced  operations  on  December  29,  2000.

     The other Funds of the Trust for which GISI acts as transfer agent had not yet commenced operations as of October 31, 2002.

SUB-ADMINISTRATORS

     GSA has entered into a Sub-Administration Agreement and a Sub-Transfer Agent Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), effective September 1, 1999, to provide certain fund administration and transfer agency services for each of the Funds. For these services, GSA pays BISYS an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that BISYS is providing such services for:


ASSET LEVEL1                FEE
--------------------------------
0 - $1 billion . . . . .   0.20%
1 - $3 billion . . . . .   0.15%
3 - $4 billion . . . . .   0.10%
4 - $5 billion . . . . .   0.05%
5 - $10 billion. . . . .   0.02%
10 - $12 billion . . . .   0.01%
greater than $12 billion. 0.005%

1 The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not pay any part of this fee.

     BISYS received the following amounts for the sub-administration services and sub-transfer agency services it provided:

                                YEAR ENDED
OCTOBER 31, 2002   OCTOBER 31, 2001*   OCTOBER 31, 2000*
-------------------------------------------------------
10,808,275 . . .  $      7,374,769 /  $      6,225,284 /
                  $      4,367,098    $     4,178,459

* Pursuant to a previous fee schedule. First amount listed is for sub-administration services it provided, the second figure is for sub-transfer agency services it provided.


From December 29, 1999 to October 15, 2001, FAM provided the fund accounting, custody and other administrative services at the series level with respect to the Index Funds pursuant to a Sub-Administration Agreement. Such
Sub-Administration  Agreement  was  terminated  as  of  October  15,  2001.

CUSTODIAN

     JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement.

LEGAL  COUNSEL

     Stradley Ronon Stevens and Young LLP, 2600 Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust's legal counsel.

AUDITORS

     PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as independent accountants for the Trust.

BROKERAGE  ALLOCATION

     A Fund's Adviser (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both the adviser and the Subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

     Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the adviser or a subadviser. In placing orders with such broker-dealers, the adviser or subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the adviser or subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the adviser's or subadviser's normal research activities or expenses.

     Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

     There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are affected only when the adviser or subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.
     In purchasing and selling investments for the Funds, it is the policy of each of the advisers and subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the adviser or subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the adviser or subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions.

     The advisers and each subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to an adviser or subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the advisers and subadvisers pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the advisers or a subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of the advisers and subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, each also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator. For the fiscal year ended October 31, 2002, the clients
(including the Funds) of all the affiliated advisers of Gartmore Global Investments, Inc. ("GGI"), including but not limited to GMF, GSA, GGAMT, and GTC (GMCM's predecessor), paid soft dollar commissions in the total amount of $3,890,582. GGI directs security transactions to brokers providing brokerage and research services to the benefit of all GGI clients, including the Funds.

     During the fiscal years ended October 31, 2002, 2001 and 2000, the following brokerage commissions were paid by the Funds:

     Because the Investor Destinations Funds will invest exclusively in shares of the Underlying Funds and the Nationwide Contract, it is expected that all transactions in portfolio securities for these Funds will be entered into by the Underlying Funds.


                                                             YEAR ENDED OCTOBER 31,
FUND                                              2002                2001                2000
--------------------------------------------------------------------------------------------------
Gartmore Bond Fund. . . . . . . . . . . . . .  $        0                         0             0
Gartmore Emerging Markets Fund. . . . . . . .      17,775                    14,115       7,673(1)
Gartmore Global Financial Services Fund . . .      11,921                       0(2)            -
Gartmore Global Health Sciences Fund. . . . .      61,104                    20,681           0(3)
Gartmore Global Technology
   and Communications Fund. . . . . . . . . .     106,156                    55,126      12,940(4)
Gartmore Global Utilities Fund. . . . . . . .      17,800                       0(2)            -
Gartmore Government Bond Fund . . . . . . . .           0                         0           0(5)
Gartmore Growth Fund. . . . . . . . . . . . .   2,369,315                 1,752,999     2,000,121
Gartmore High Yield Bond Fund . . . . . . . .           0                         0           0(3)
Gartmore International Growth Fund. . . . . .      55,648                    60,696      19,814(5)
Gartmore International Small Cap Growth Fund.      17,073                    26,974           0(6)
Gartmore Investor Destinations
   Aggressive Fund(7) . . . . . . . . . . . .           0                         0             0
Gartmore Investor Destinations
   Moderately Aggressive Fund(7). . . . . . .           0                         0             0
Gartmore Investor Destinations
   Moderate Fund(7) . . . . . . . . . . . . .           0                         0             0
Gartmore Investor Destinations
   Moderately Conservative Fund(7). . . . . .           0                         0             0
Gartmore Investor Destinations
   Conservative Fund(7) . . . . . . . . . . .           0                         0             0
Gartmore Large Cap Value Fund . . . . . . . .      53,615                   132,343         69,89
Gartmore Long-Short Equity Plus Fund. . . . .    608,887*                1,720,867*    9,027,765*
Gartmore Millennium Growth Fund . . . . . . .     295,502   $               268,942   $   164,608
Gartmore Morley Capital
   Accumulation Fund. . . . . . . . . . . . .           0                         0             0
Gartmore Morley Enhanced Income Fund. . . . .       8,330                     6,218             0
Gartmore Nationwide Fund. . . . . . . . . . .   1,454,231                 3,303,085      3,750,16
Gartmore Nationwide Leaders Fund. . . . . . .       3,351                         0           0(9)
Gartmore Tax Free Income Fund . . . . . . . .           0                         0             0
Gartmore U.S. Growth Leaders Fund . . . . . .      67,098                    25,573         3,113
Gartmore Value Opportunities Fund . . . . . .     114,222                  97,474(8)       23,825
Gartmore Worldwide Leaders Fund(7). . . . . .      51,210                     3,720         3,546
Nationwide Bond Index Fund. . . . . . . . . .       1,143                    0(8,11)            -
Nationwide International Index Fund . . . . .     150,932                 37,336(11)            -
Nationwide Large Cap Growth Fund. . . . . . .      24,315                    35,354        35,585
Nationwide Mid Cap Index Fund . . . . . . . .      68,549               9,488\(8,11)            -
Nationwide S&P 500 Index Fund . . . . . . . .     161,348                    97,758       113,899
Nationwide Small Cap Fund . . . . . . . . . .     619,393                   188,603         69,98
Nationwide Small Cap Index Fund . . . . . . .      40,574                  4,991(11)            -
NorthPointe Small Cap Value Fund. . . . . . .     146,906                 119,451(8)    36,913(10)
Gartmore Micro Cap Equity Fund. . . . . . . .   14,740(12)                        -             -


-----------------------------
1    The  Fund  commenced  operations  on  August  30,  2000.
2    The  Fund  commenced  operations  December  18,  2001.
3    The  Fund  commenced  operations  on  December  29,  2000.
4    The  Fund  commenced  operations  on  June  30,  2000.
5    The  Fund  commenced  operations  on  December  21,  2000.
6    The  Fund  commenced  operations  on  March  31,  2000.
7    The  Fund  commenced  operations  on  December  29,1999.
8    The  Fund  commenced  operations  on  December  28,  2001.
9    The  Fund  commenced  operations  on  June  29,  2000.
10   The  Fund  commenced  operations  on  June  29,  2000.
11 For the period October 15, 2001 to October 31, 2001. Prior to October 15, 2001, the Fund, under a master-feeder arrangement, invested all of its assets in shares of a corresponding series of a master trust.
12   The  Fund  commenced  operations  on  October  1,  2002.
* Reflects the amount of brokerage commissions paid by the Fund's predecessor for its fiscal year ends June 30, 2002, 2001 and 2000 respectively.

     The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2002.

     During the fiscal year ended October 31, 2002, the Gartmore Growth Fund, Gartmore Nationwide Fund, Gartmore Bond Fund, Gartmore Money Market Fund, Nationwide S&P 500 Index Fund, Nationwide Large Cap Value Fund, Nationwide Large Cap Growth Fund, Gartmore Morley Capital Accumulation Fund, Gartmore Morley Enhanced Income Fund, Nationwide Bond Index Fund and Gartmore U.S. Growth Leaders Fund held investments in securities of their regular broker-dealers as follows:


FUND                                        APPROXIMATE                    NAME
                                             AGGREGATE                      OF
                                              VALUE OF                    BROKER
                                              ISSUER'S                      OR
                                             SECURITIES                   DEALER
                                               OWNED
                                            BY THE FUND
                                             DURING THE
                                         FISCAL YEAR ENDED
                                          OCTOBER 31, 2002
---------------------------------------------------------------------------------------------
Gartmore Global Financial Services Fund  $           81,732  Morgan Stanley Dean Witter & Co.
Gartmore Morley Capital . . . . . . . .          12,252,480  Bears Stearns Companies, Inc.
Accumulation Fund
                                                  7,596,463  Morgan Stanley Dean Witter & Co.
Gartmore Bond Fund. . . . . . . . . . .           2,306,316  Merrill Lynch & Co., Inc.
                                                  1,199,808  Lehman Brothers, Inc.
                                                  1,093,657  Leggett & Platt, Inc.
Gartmore Growth Fund. . . . . . . . . .           1,385,020  Lehman Brothers, Inc.
Gartmore International Growth Fund. . .           7,050,000  Nomura Securities
                                                  4,910,000  Nikko Securities
                                                     48,312  Amvescap PLC
Gartmore International Small Cap Fund .              27,900  Cir Finance Richemont
                                                  3,660,000  Kokusai Securities Co., Ltd
Gartmore Large Cap Value Fund . . . . .             307,468  Morgan Stanley Dean Witter & Co.
                                                    193,545  Merrill Lynch & Co., Inc.
                                                    189,255  Bears Stearns Companies, Inc.
Gartmore Morley Enhanced Income Fund. .           4,192,746  Morgan Stanley Dean Witter & Co.
                                                    555,909  Merrill Lynch & Co., Inc.
                                                  1,032,892  Bears Stearns Companies, Inc.
Gartmore Value Opportunities Fund . . .             269,468  Legg Mason Inc.
Gartmore Money Market Fund. . . . . . .           1,934,678  Salomon Smith Barney Holdings
                                                 49,921,250  Morgan Stanley Dean Witter & Co.
                                                 49,751,742  Goldman Sachs Group, Inc.
                                                 41,115,063  Bears Stearns Companies, Inc.
Nationwide Bond Index Fund. . . . . . .           8,493,090  Morgan Stanley Dean Witter & Co.
                                                    360,567  Lehman Brothers, Inc.
                                                    586,284  Goldman Sachs Group, Inc.
                                                    180,426  Bears Stearns Companies, Inc.
Nationwide International Index Fund . .          53,580,000  Nomura Securities
                                                 11,293,000  Nikko Securities
                                                 17,160,000  Daiwa Securities Ltd
                                                     71,961  Amvescap Plc
Nationwide Large Cap Growth Fund. . . .             102,465  Merrill Lynch & Co., Inc.
                                                    335,775  Bears Stearns Companies, Inc.
Nationwide Mid Cap Index Fund . . . . .             418,140  Legg Mason Inc.
                                                    365,190  Edwards (A. G.), Inc.
                                                    217,800  E-Trade Group, Inc.
Nationwide S&P 500 Index Fund . . . . .             768,366  Schwab (Charles) Corp.
                                                  2,746,818  Morgan Stanley Dean Witter & Co.
                                                  2,069,224  Merrill Lynch & Co., Inc.
                                                    831,012  Lehman Brothers, Inc.
                                                  2,169,480  Goldman Sachs Group, Inc.
                                                    438,400  Bears Stearns Companies, Inc.
Nationwide Small Cap Index Fund . . . .               8,210  Soundview Technology
                                                      9,713  SWS Group, Inc.
                                                     30,400  Knight Trading Group, Inc.
                                                     52,479  Jefferies Group, Inc.
                                                     33,142  Ameritrade Holdings Corp.


     Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a Subadviser or any of its affiliates, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

     Each of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated brokers or dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker or dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of the adviser or the appropriate Subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker's or dealer's most favored unaffiliated customers, except for accounts for which the affiliated broker or dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker or dealer that, in the opinion of a majority of the independent trustees, are not comparable to the Fund. The Funds do not deem it practicable or in their best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.


                                                             COMMISSIONS
                                                         PAID TO AFFILAITED
                                                              BROKERS
FUND                                      BROKER        2002     2001    2000
------------------------------------------------------------------------------
Gartmore Large Cap Value Fund . . .  Brinson Partners  $     0  $   42  $  582
Nationwide Large Cap Growth Fund. .  Goldman Sachs     $ 2,028  $4,817  $2,154
Nationwide S&P 500 Index Fund . . .  Merrill Lynch     $16,787  $4,123  $  295
Nationwide Small Cap Index Fund      Merrill Lynch     $ 2,223  $    9  $  ---
Nationwide International Index Fund  Merrill Lynch     $39,500  $  108  $  ---
Nationwide Mid Cap Market            Merrill Lynch     $ 4,071  $   77  $  ---
     Index Fund

     During the year ended October 31, 2002, commissions paid by the Gartmore Large Cap Value Fund to Brinson Partners represented 0% of aggregate commissions paid by the Fund and 0% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide Large Cap Growth Fund to Goldman Sachs represented 8.34% of aggregate commissions paid by the Fund and 50.64% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide S&P 500 Index Fund to Merrill Lynch represented 10.09% of aggregate commissions paid by the Fund and 77.52% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide Small Cap Index Fund to Merrill Lynch represented 5.48% of total commissions paid by the Fund and 81.59% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide International Index Fund to Merrill Lynch represented 26.17% of aggregate commissions paid by the Fund and 72.69% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide Mid Cap Market Index Fund to Merrill Lynch represented 5.94% of aggregate commissions paid by the Fund and 74.47% of the aggregate dollar amount of transactions involving the payment of commissions.

--------------------------------------------------------------------------------
                  ADDITIONAL INFORMATION ON PURCHASES AND SALES

AS DESCRIBED IN THE GARTMORE NATIONWIDE PRINCIPAL PROTECTED FUND'S PROSPECTUS, EXCEPT FOR REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS, NO SALES OF FUND SHARES WILL BE MADE DURING THE GUARANTEE PERIOD. SALES WILL ONLY BE AVAILABLE DURING THE OFFERING PERIOD AND THE POST-GUARANTEE PERIOD.

CLASS  A  AND  CLASS  D  SALES  CHARGES

     The charts below show the Class A and Class D sales charges, which decrease as the amount of your investment increases. Class A Shares of the Funds (other than the Gartmore Bond Fund, Gartmore Government Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Morley Enhanced Income Fund and Gartmore High Yield Bond
Fund):


                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
-------------------------------------------------------------------------
less than $50,000. .              5.75%                6.10%        5.00%
50,000 to $99,999 .               4.75                 4.99         4.00
100,000 to $249,999               3.50                 3.63         3.00
250,000 to $499,999               2.50                 2.56         2.00
500,000 to $999,999               2.00                 2.04         1.75
1 million or more .               None                 None         None

CLASS A SHARES OF THE GARTMORE BOND FUND, GARTMORE GOVERNMENT BOND FUND, GARTMORE TAX-FREE INCOME FUND AND GARTMORE HIGH YIELD BOND FUND

                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
-------------------------------------------------------------------------
less than $50,000. .              4.75%                4.99%        4.00%
50,000 to $99,999 .               4.50                 4.71         3.75
100,000 to $249,999               3.50                 3.63         3.00
250,000 to $499,999               2.50                 2.56         2.00
500,000 to $999,999               2.00                 2.04         1.75
1 million or more .               None                 None         None

CLASS  A  SHARES  OF  THE  GARTMORE  MORLEY  ENHANCED  INCOME  FUND

                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
-------------------------------------------------------------------------
less than $50,000. .              3.75%                3.90%        3.00%
50,000 to $99,999 .               3.00                 3.09         2.25
100,000 to $249,999               2.25                 2.30         1.75
250,000 to $499,999               1.75                 1.78         1.50
500,000 to $999,999               1.50                 1.52         1.25
1 million or more .               None                 None         None

CLASS  A  SHARES  OF  THE  GARTMORE  MORLEY  CAPITAL  ACCUMULATION  FUND

                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
-------------------------------------------------------------------------
less than $50,000. .              3.00%                3.09%        2.25%
50,000 to $99,999 .               2.75                 2.83         2.00
100,000 to $249,999               2.25                 2.30         1.75
250,000 to $499,999               1.75                 1.78         1.50
500,000 to $999,999               1.50                 1.52         1.25
1 million or more .               None                 None         None

In addition to the dealer commissions for Class A shares that are described above, GDSI, the Funds' distributor, is authorized from time to t ime to enter into other special compensation arrangements with dealers. Such arrangements may be discontinued at any time at the discretion of GDSI.

CLASS  D  SHARES  OF  THE  FUNDS

                           SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE         OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
------------------------------------------------------------------------------
less than $50,000 . . . .              4.50%                4.71%        4.00%
50,000 to $99,999. . . .               4.00                 4.17         3.50
100,000 to $249,999. . .               3.00                 3.09         2.50
250,000 to $499,999. . .               2.50                 2.56         1.75
500,000 to $999,999. . .               2.00                 2.04         1.25
1 million to $24,999,999               0.50                 0.50         0.50
25 million or more . . .               None                 None         None

CLASS  C  AND  CLASS  Y  SALES  CHARGES  AND  APPLICABLE  SALES  WAIVERS

Sales of Class C and Class Y shares will be charged a front-end sales charge of 1.00% of the offering price (1.01% of the amount invested). Both the front-end sales charge and the CDSC applicable to Class C and Class Y shares will be waived for sales to retirement plans offered by Nationwide Trust Company. In addition, the front-end sales charge applicable to Class C and Class Y shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons. The front-end sales charge applicable to Class C shares also will be waived for any person who previously owned Class C shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Long-Short Equity Plus Fund.

NET  ASSET  VALUE  PURCHASE  PRIVILEGE  (CLASS  A  AND  D  SHARES  ONLY)*

     The sales charge applicable to Class A and D shares may be waived for the following purchases due to the reduced marketing effort required by the Trust's distributor:

(1)  shares  sold  to other registered investment companies affiliated with GGI,
(2)  shares  sold:
     (a) to any pension, profit sharing, or other employee benefit plan for the employees of GGI, any of its affiliated companies, or investment advisory clients and their affiliates;
     (b)  to  any  endowment  or  non-profit  organization;
     (c) to any pension, profit sharing, or deferred compensation plan which is qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code of 1986 as amended;
     (d) to any life insurance company separate account registered as a unit investment trust;
(3)  for  Class  D  shares  and  Class  A  shares:
     (a) to Trustees and retired Trustees of the Trust (including its predecessor Trusts) and to Directors and retired Directors of Gartmore Mutual Funds II, Inc.;
     (b) to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses, children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, ("Immediate Relatives")), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF and its affiliates;
     (c) to directors, officers, and full-time employees, their spouses, children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance or Nationwide Financial companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS
          Cooperatives  and  Southern  States  Cooperative,  Inc.;
     (d) to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;
     (e) to any person who pays for the shares with the proceeds of one of the following sales:
          -    Sales  of  non-Gartmore  mutual  fund  shares
          - Sales of Class D shares of a Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead
          - Sales of Class A shares of another Fund or the Gartmore Focus Fund (each a "Gartmore Fund") when they purchase Class D shares with the proceeds (this waiver only applies for purchasers eligible to purchase Class D shares)

     To qualify, you must have paid an initial sales charge or CDSC on the shares sold. You must purchase the new shares within 60 days of the redemption, and you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver). (Class A and D shares for those Funds which have Class D shares).

(4)  Class  A  shares  sold:
     (a) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with the Trust's distributor to waive sales charges for those persons;
     (b) to any directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Trust's distributor;
     (c) to employer-sponsored retirement plans including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code.
     (d) to any person who previously owned Class R shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Equity Plus Fund

* Only provision 3(e) applies to the Class A shares of the Gartmore Morley Capital Accumulation Fund. Within the special class structure of the Gartmore Morley Capital Accumulation Fund, shareholders who would be eligible to purchase Class A shares without a front-end sales charge because they fall into the other categories listed above will purchase shares of other classes of the Gartmore Morley Capital Accumulation Fund (each of these other classes has no front-end sales charge). See the Gartmore Morley Capital Accumulation Fund's prospectus for more information

REDUCTION  OF  CLASS  A  AND  CLASS  D  SALES  CHARGES

Shareholders can reduce or eliminate Class A and Class D shares' initial sales charge through one or more of the discounts described below:
- An increase in the amount of your investment. The above tables show how the sales charge decreases as the amount of your investment increases.
- Family Member Discount. Members of your family who live at the same address can combine investments in the Gartmore Funds (except purchases of the Gartmore Money Market Fund), possibly reducing the sales charge.
- Lifetime Additional Discount. You can add the value of any of the Gartmore Funds' Class A and Class D shares you already own (except the Gartmore Money Market Fund) with the value of the shares you are purchasing, which may reduce the applicable sales charge.
- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A or Class D shares, you will pay one half of the published sales charge if you make your investment 60 days after receiving the proceeds.
- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A and Class D shares that you buy within 30 days of selling Class A or Class D shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
- Letter of Intent Discount. State in writing that during a 13-month period you or a group of family embers who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares (excluding the Gartmore Money Market Fund) and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

CLASS  B  AND  CLASS  X  SHARES  OF  THE  FUNDS  AND  CDSC

     GDSI compensates broker-dealers and financial intermediaries for sales of Class B or Class X shares from its own resources at the rate of 4.00% of such sales. A CDSC, payable to the Trust's distributor, will be imposed on any redemption of Class B or Class X shares which causes the current value of your account to fall below the total amount of all purchases made during the preceding six years. The CDSC is never imposed on dividends, whether paid in cash or reinvested, or on appreciation over the initial purchase price. The CDSC applies only to the lesser of the original investment or current market value.

     Where the CDSC is imposed, the amount of the CDSC will depend on the number of years since you made the purchase payment from which an amount is being redeemed, according to the following table:


YEARS OF AFTER          CDSC ON SHARES
PURCHASE                    BEING SOLD
--------------------------------------
First . . . . . . . .            5.00%
Second. . . . . . . .            4.00%
Third . . . . . . . .            3.00%
Fourth. . . . . . . .            3.00%
Fifth . . . . . . . .            2.00%
Sixth . . . . . . . .            1.00%
Seventh and following            0.00%

     For purposes of calculating the CDSC, it is assumed that the oldest Class B or Class X shares, as the case may be, remaining in your account will be sold first.

     For the daily dividend Funds your money will earn daily dividends through the date of liquidation. If you redeem all of your shares in one of these Funds, you will receive a check representing the value of your account, less any applicable CDSC calculated as of the date of your withdrawal, plus all daily dividends credited to your account through the date of withdrawal.

CONVERSION  FEATURES  FOR  CLASS  B  AND  CLASS  X  SHARES

     Class B and Class X shares which have been outstanding for seven years will automatically convert to Class A shares in the next month following the seventh anniversary of the date on which such Class B or Class X shares were purchased. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or other charge except that the lower 12b-1 fee applicable to Class A shares shall thereafter be applied to such converted shares. Because the per share net asset value of the Class A shares may be higher than that of the Class B or Class X shares at the time of the conversion, a shareholder may receive fewer Class A shares than the number of Class B or Class X shares converted, although the dollar value of the amount converted will be the same. Reinvestments of dividends and distributions in Class B or Class X shares will not be considered a new purchase for purposes of the conversion feature and will convert to Class A shares in the same proportion as the number of the shareholder's Class B or Class X shares converting to Class A shares bears to the shareholder's total Class B or Class X shares not acquired through dividends and distributions.

     If you effect one or more exchanges among Class B shares of the Funds (or from Class X shares of the Gartmore Bond Fund, Gartmore Tax-Free Income Fund and Gartmore Government Bond Fund [the "Fixed Income Funds"] to Class B shares of another Fund) during the seven-year period, the holding period for shares so exchanged will be counted toward such period. If you exchange Class B or Class X shares into the Prime Shares of the Gartmore Money Market Fund for a period of time, the conversion aging period will be stopped during the time period when shares are exchanged into the Money Market Fund.

CLASS  A  FINDERS'  FEE  AND  CORRESPONDING  CDSC

     Beginning March 1, 2003, there are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. An investor may purchase $1 million or more of Class A shares in one or more of the Gartmore Funds and avoid the front-end sales charge. Family Member Discounts, Lifetime Additional Discounts and Letter of Intent Discounts are also applicable. However, unless an investor is otherwise eligible to purchase Class A shares without a sales charge, the investor will pay a CDSC if he or she redeems any Class A shares within 18 months of the date of purchase (24 months for Gartmore Morley Capital Appreciation Fund). With respect to such purchases, the Distributor may pay dealers a finders' fee (as described below) on investments made in Class A shares with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer. For the selling dealer to be eligible for the finders' fee, the following requirements apply:

- The purchase can be made in any combination of the Funds. The amount of the finder's fee will be determined based on the particular combination of the Funds purchased. The applicable finder's fee will be determined on a pro rata basis to the purchase of each particular Fund.

- The shareholder will be subject to a CDSC for shares redeemed in any redemption within the first 18 months of purchase (24 months for Gartmore Morley Capital Appreciation Fund).

     The CDSC will equal the amount of the finder's fee paid out to the dealer as described in the chart below. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Funds an investor made that were subject to the Class A CDSC.

AMOUNT  OF  FINDER'S  FEE/CONTINGENT  DEFERRED  SALES  CHARGE




                                                                   AMOUNT OF PURCHASE
---------------------------------------------------------------------------------------------------
FUNDS PURCHASED                                   $1 MILLION TO      $4 MILLION TO   $25 MILLION
                                                      $3,999,999        $24,999,999      OR MORE
---------------------------------------------------------------------------------------------------

Gartmore International Growth Fund, Gartmore
International Small Cap Growth Fund, Gartmore
Emerging Markets Fund, Gartmore Global
Technology and Communications Fund, Gartmore
Global Financial Services Fund, Gartmore Global
Utilities Fund, Gartmore Global Health Sciences
Fund, Gartmore Nationwide Leaders Fund,
Gartmore U.S. Growth Leaders, Gartmore
Worldwide Leaders Fund, Gartmore Millennium
Growth Fund, Gartmore Value Opportunities Fund,
Gartmore Micro Cap Equity Fund, Gartmore
Long-Short Equity Plus Fund and Gartmore
Principal Protected Fund. . . . . . . . . . . .                 1.00%           0.50%         0.25%
---------------------------------------------------------------------------------------------------
Gartmore Nationwide Fund, Gartmore Growth . . .                 0.50%           0.50%         0.25%
Fund, Gartmore Large Cap Value Fund, Gartmore
Mid Cap Growth Fund, Nationwide Large Cap
Growth Fund and Nationwide Small Cap Fund.
---------------------------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund, Nationwide . . .                 None            None          None
Small Cap Index Fund, Nationwide Mid Cap
Market Index Fund, Nationwide International
Index Fund and Nationwide Bond Index Fund
---------------------------------------------------------------------------------------------------
Investor Destination Series Funds . . . . . . .                 0.15%           0.10%         0.05%
---------------------------------------------------------------------------------------------------
Gartmore High Yield Bond Fund, Gartmore Bond. .                 0.75%           0.50%         0.25%
Fund, Gartmore Government Bond Fund and
Gartmore Tax-Free Income Fund
---------------------------------------------------------------------------------------------------
Gartmore Morley Enhanced Income Fund. . . . . .                 0.50%           0.25%         0.15%
---------------------------------------------------------------------------------------------------
Gartmore Morley Capital Accumulation Fund . . .                 0.35%           0.25%         0.15%
---------------------------------------------------------------------------------------------------

CDSC  FOR  CLASS  C  SHARES

     You will pay a CDSC of 1.00% if you sell your Class C shares within the first year after you purchased the shares. The Trust's distributor compensates broker-dealers and financial intermediaries for sales of Class C shares from the front-end sales charges and its own resources at the rate of 1.85% of sales of Class C shares of the Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Money Market Fund and Gartmore Government Bond Fund and at the rate of 2.00% of sales of Class C shares of the remaining Funds having Class C shares.

CLASS  X  AND  CLASS  Y  SHARES  (THE  FIXED  INCOME  FUNDS)

     If you owned Class B or Class C shares of the Fixed Income Funds on September 1, 2003, your shares were redesignated as Class X or Class Y shares, respectively. Class X and Class Y shares of the Fixed Income Funds retain the same fee and expense structure as the formerly designated Class B and Class C shares. Class X and Class Y shares of a Fixed Income Fund are not offered to the public and may only be purchased by existing Class X or Class Y shareholders (former Class B and Class C shareholders, respectively) of that Fixed Income Fund as a subsequent purchase or through the reinvestment of dividends and/or income. Specifically, only Class X shareholders of a particular Fixed Income Fund will be permitted to purchase additional Class X shares of that Fixed Income Fund, and only Class Y shareholders of a Fixed Income Fund will be permitted to purchase additional Class Y shares of that Fixed Income Fund. To make a subsequent purchase you must purchase through the same account and in the same capacity. If you sell or exchange all of your Class X or Class Y shares of a Fixed Income Fund, you may not purchase Class X or Class Y shares, respectively, of the Fixed Income Fund in the future.

CLASS R SHARES (THE INVESTOR DESTINATIONS FUNDS, GARTMORE BOND FUND, GARTMORE GOVERNMENT BOND FUND, GARTMORE MORLEY ENHANCED INCOME FUND, GARTMORE NATIONWIDE FUND, GARTMORE GROWTH FUND, GARTMORE LARGE CAP VALUE FUND, GARTMORE MID CAP GROWTH FUND, GARTMORE NATIONWIDE LEADERS FUND, GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE WORLDWIDE LEADERS FUND)

     Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with GDSI to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other retirement plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

REDEMPTIONS

     A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund. Certain Funds may also assess redemption fees on shares held less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund). Those fees are 1.50% or 2.00% of the total redemption amount depending on the Fund and are paid directly to the appropriate fund to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For a list of the Funds imposing such fees, see "Exchanges Among Funds" below.

IN  KIND  REDEMPTIONS

     The Funds generally plan to redeem their shares for cash with the following exceptions. The Gartmore Morley Capital Accumulation Fund has elected to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of the period. Additionally, it intends to redeem shares in cash for any requests of up to $1,000,000. See "Redemption of Shares of the Gartmore Morley Capital Accumulation Fund - Redemption in Kind" below for more information.

     As described in their respective Prospectuses, each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, to honor any redemption request by transferring some of the securities held by the Fund directly to you (an "in kind redemption").

REDEMPTION  OF  SHARES  OF  THE  GARTMORE  MORLEY  CAPITAL  ACCUMULATION  FUND

Other Redemption Requirements. Redemption requests for Service Class and Institutional Class Shares from Plans with more than $1,000,000 in the Fund and which represent a withdrawal of 5% or more of a Plan's assets on any business day must include or be preceded by the following information: (i) the Plan name;
(ii) a listing of the Plan trustee(s); (iii) copies of Plan documents or summaries which describe the investment options available to and restrictions imposed upon Plan participants; (iv) a listing of the allocation of Plan assets across available investment options; (v) for the three year period immediately preceding the withdrawal, a monthly summary of cash flow activity for the investment option in which the Shares are included, detailing contribution and benefit payment amount and amounts transferred to and from other investment options; and (vi) in the case of Plans subject to ERISA, identification of a "Qualified Professional Asset Manager" within the meaning of Department of Labor Prohibited Transaction Class Exemption 84-14 (March 8, 1984). The Fund may waive these requirements under some circumstances. For purposes of this paragraph, "Plans" include employee benefit plans qualified under Section 401(a) of the Internal Revenue Code, "governmental plans" as defined in Section 414(d) of the Code, eligible deferred compensation plans as defined in Section 457 of the Code, and employee benefit plans qualifying under Section 403(b) of the Code.

     Redemption Fees. Generally, redemption requests on all Shares will be subject to a 2% redemption fee when the Trigger is "active." The redemption fee will be retained by the Fund to help minimize the impact the redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Fund. Additionally, the redemption fee may discourage market timing by those shareholders initiating redemptions to take advantage of short-term movements in interest rates.

     The Trigger is active on any day that, as of two business days prior, the "Gross Annual Effective Yield of the Fund" is less than the current yield on the Dealer Commercial Paper (90-day) Index. Once activated, the Trigger will become inactive on any day than, as of two business days prior, the Gross Annual Effective Yield of the Fund is greater than the current yield of the Dealer Commercial Paper (90-day) Index plus 0.25%. The Fund will rely on the Dealer
Commercial Paper (90-day) Index found daily on the front page of the Money and Investing section of The Wall Street Journal. If the Dealer Commercial Paper (90-day) Index is not available in The Wall Street Journal, the Fund may use alternative sources of information for 90-day dealer commercial paper rates.
     Redemptions of Service Class or Institutional Class Shares by participants in a Plan and Contract owners for reasons of death, disability, retirement, employment termination, loans, hardship, and other Plan permitted withdrawals and investment transfers to non-Competing Funds (each, a "Benefit Responsive Payment Event") are not subject to a redemption fee. All other redemptions of Shares are subject to a 2% redemption fee, payable tot he Fund when the Trigger is active.

                                     EXAMPLE

An IRA Class or Class A shareholder decides to redeem shares in the amount of $5,000 from the Fund on October 15th. Assume that as of October 13th the current yield on the Dealer Commercial Paper (90-day) Index is 7.2% and the Gross Annual Effective Yield of the Fund is 7.0%. Because the Gross Annual Effective Yield of the Fund is less than the current yield on the Dealer Commercial Paper (90-day) Index the Trigger is active, and the shareholder will receive net proceeds of $4,900 for the redemption. The Trigger will remain active until two business days after the Gross Annual Effective Yield of the Fund exceeds the current yield on the Dealer Commercial Paper (90-day) Index by 0.25%.

     The "Gross Annual Effective Yield of the Fund" is a measure of one day's investment income (before deduction for fees and expenses) expressed as an annual compounded yield. It is calculated on each business day based on the dividend declared for the previous day as follows:

     [((1  +  Previous  Day's  Gross  Dividend  Factor) 365) -1]/[NAV per Share]

     Information on the Trigger and the Gross Annual Effective Yield of the Fund can be obtained by calling 1-800-848-0920.

     The Fund reserves the right to modify its redemption fee and waiver policy in whole or in part for certain shareholders upon 30 days written notice to such shareholders.

     Redemption in Kind. In certain circumstances, the Fund reserves the right to honor a redemption request by making payment in whole or in part in securities or securities and wrap contracts, selected solely at the discretion of GMCM. The Fund will always redeem shares in cash for redemption requests up to the lesser of $250,000 or 1% of the net asset value of the Fund pursuant to an election made by the Fund and filed with the SEC. In addition, the Fund does not intend to do an in-kind redemption for any redemption requests of less than $1,000,000. The Fund does not anticipate exercising its right to redeem in-kind except in extraordinary circumstances as determined by the Fund and never if a request for redemption is received in connection with a Benefit Responsive Payment Event or for redemption of IRA Class Shares.

     To the extent a payment in kind is made with securities, you may incur transaction expenses in holding and disposing of the securities. Therefore, in receiving securities you may incur costs that may exceed your share of the operating expenses incurred by the Fund. In addition, wrap contracts assigned to you as a payment in kind are illiquid and will require you to pay fees directly to the Wrap Provider rather than through the Fund. Further, a wrap contract may contain restrictions on the securities subject to such Agreement, including, but not limited to the types, maturities, duration and credit quality of each security. Therefore, to obtain the benefits of a wrap contract, you may not be able to freely trade the securities underlying the Agreement. Also, wrap contracts assigned to you will not provide protection against the credit risk associated with the issuer of any Underlying Assets (see "Specific Risks of Wrap Contracts").

     To the extent that any such payment in kind includes a wrap contract, the Fund will assign a portion of one or more wrap contracts to you. The economic terms and conditions of each assigned wrap contract will be substantially similar to the wrap contracts held by the Fund. By purchasing shares in the Fund, you agree to accept an assignment of a wrap contract as part of an in-kind redemption, provided that at the time of the redemption payment such assignment would not violate applicable law.

     A Wrap Provider, prior to the assignment of a wrap contract to a Service Class or Institutional Class shareholder, may require you to represent and warrant that such assignment does not violate any applicable laws. Moreover, the Wrap Provider may require you to obtain at your own expense the services of a qualified professional asset manager acceptable to the Wrap Provider to manage the securities distributed in kind in conformity with the wrap contract provisions. In the event a wrap contract cannot be assigned to you, the Fund in its discretion may satisfy the redemption request through (a) a cash payment,
(b) a redemption in-kind consisting entirely of securities, or (c) a combination of cash and securities.

     In the event a redemption is made in kind with a wrap contract, the Fund will incur costs in obtaining such wrap contract and assigning it the shareholder. The Fund will examine the costs and benefits of obtaining a wrap contract in making a determination to incur such costs. Typically, these costs should not exceed $5,000 per issuance.

SIGNATURE GUARANTEE -- CLASS A, CLASS B, CLASS C, CLASS D, CLASS X AND CLASS Y SHARES OF A FUND AND IRA CLASS SHARES (FOR GARTMORE MORLEY CAPITAL ACCUMULATION
FUND)

     A signature guarantee is required if: (1) your account address has changed within the last 10 business days; (2) the redemption check is made payable to anyone other than the registered shareholder; (3) the proceeds are sent to a bank account not previously designated or changed within the past 10 business days; (4) proceeds are mailed to an address other than the address of record; or
(5) the redemption proceeds are being wired to bank for which instructions are currently not on your account. The Trust's distributor reserves the right to require a signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, the Trust's distributor reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If the Trust's distributor decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy.

ACCOUNTS  WITH  LOW  BALANCES  - CLASS A, CLASS B, CLASS C, CLASS D, CLASS X AND
CLASS Y SHARES OF A FUND AND IRA CLASS SHARES (FOR GARTMORE MORLEY CAPITAL ACCUMULATION FUND)

     If  the  value  of your account holding Class A, Class B, Class C, Class D,
Class X or Class Y shares of a Fund (or IRA shares of the Morley Capital Accumulation Fund) falls below $2,000 ($1,000 for IRA accounts) for any reason, including market fluctuation, we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

     We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

     For  additional  information  on  selling  your  shares,  call our Customer
Service  line  at  1-800-848-0920  or  contact  your  sales  representative.

                               VALUATION OF SHARES

     The net asset value per share for each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day that the Exchange is open and on such other days as the Board of Trustees determines (the "Valuation Time"). However, to the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

     The Funds will not compute net asset value on customary business holidays, including New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     The net asset value per share of a class is computed by adding the value of all securities and other assets in a Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

     Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be "short time" and are valued at amortized cost which approximates market value. The pricing service activities and results are reviewed by an officer of the Fund.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.

     The value of portfolio securities in the Money Market Fund is determined on the basis of the amortized cost method of valuation in accordance with Rule 2a-7 of the 1940 Act. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Trustees have adopted procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations from the Money Market Fund's amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and are reasonable in light of current market conditions. In the event such deviation from the Money Market Fund's amortized cost price per share exceeds of 1 percent, the Trustees will consider appropriate action to eliminate or reduce to the extent reasonably practical such dilution or other unfair results which might include: reducing or withholding dividends; redeeming shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses to shorten the Fund's average portfolio maturity; or utilizing a net asset value per share as determined by using available market quotations.

     The Trustees, in supervising the Money Market Fund's operations and delegating special responsibilities involving portfolio management to GMF, have undertaken as a particular responsibility within their overall duty of care owed to the Money Market Fund's shareholders to assure to the extent reasonably practicable, taking into account current market conditions affecting the Fund's investment objectives, that the Money Market Fund's net asset value per share will not deviate from $1.

     Pursuant to its objective of maintaining a stable net asset value per share, the Money Market Fund will only purchase investments with a remaining maturity of 397 days or less and will maintain a dollar weighted average portfolio maturity of 90 days or less.

INVESTOR  DESTINATIONS  FUNDS

     Shares of the Underlying Funds are valued at their respective net asset values as reported to GSA or its agent. Other assets of the Funds are valued at their current market value if market quotations are readily available. If market quotations are not available, or if GSA determines that the price of a security does not represent its fair value, these assets are valued at fair value in accordance with procedures adopted by the Board of Trustees.

                        SYSTEMATIC INVESTMENT STRATEGIES

     MONEY MARKET PLUS GROWTH - This strategy provides the security of principal that the Gartmore Money Market Fund offers plus the opportunity for greater long-term capital appreciation through reinvestment of dividends in one of the equity Funds.

     An initial investment of $5,000 or more is made in the Prime Shares of the Gartmore Money Market Fund, and monthly dividends are then automatically invested into one or more of the equity Funds chosen by you at such equity Fund's current offering price. Gartmore Money Market Plus Growth gives investors stability of principal through the Gartmore Money Market Fund's stable share price, and its portfolio of high quality, short-term money market investments. And the Gartmore Money Market Fund offers fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or the Automated Voice Response system. NOTE: Gartmore Money Market Fund dividends reinvested into one of the equity Funds are subject to applicable sales charges.

     MONEY MARKET PLUS INCOME - This strategy provides the security of principal that the Gartmore Money Market Fund offers plus the opportunity for greater income by reinvesting dividends into one or more of the fixed income Funds.

     An initial investment of $5,000 or more is made in the Prime Shares of the Gartmore Money Market Fund and monthly dividends are then automatically reinvested into one of the fixed income Funds chosen by you at such Fund's current offering price.

     When short-term interest rates increase, Gartmore Money Market Fund dividends usually also rise. At the same time, share prices of the fixed income Funds generally decrease. So, with Money Market Plus Income, when you earn higher Gartmore Money Market Fund dividends, you can generally purchase more shares of one of the fixed income Funds at lower prices. Conversely, when interest rates and Gartmore Money Market Fund dividends decrease, the share prices of the fixed income Funds usually increase-you will automatically buy fewer shares of one of the fixed income Funds at higher prices. The Prime Shares of the Gartmore Money Market Fund provides investors with stability of principal, fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or the Automated Voice Response system. NOTE: Gartmore Money Market Fund dividends reinvested into one of the fixed income Funds are subject to applicable sales charges.

     AUTOMATIC ASSET ACCUMULATION - This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

     Once you have opened an account with at least $1,000, you can contribute to an Automatic Asset Accumulation plan for as little as $50 a month in a Fund. Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through the Money Market Plus Growth or Money Market Plus Income investor strategies.

     AUTOMATIC ASSET TRANSFER - This systematic investment plan allows you to transfer $25 or more to one Fund from another Fund systematically, monthly or quarterly, after Fund minimums have been met. The money is transferred on the 25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. For transfers from the Prime Shares of the Gartmore Money Market Fund to another Fund, sales charges may apply if not already paid.

     AUTOMATIC WITHDRAWAL PLAN ($50 OR MORE) - You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, three times/year, semi-annually or annually, to you (or anyone you designate) from your account.

     NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential. In addition, an Automatic Withdrawal Plan for Class B shares will be subject to the applicable CDSC.

                               INVESTOR PRIVILEGES

     The Funds offer the following privileges to shareholders. Additional information may be obtained by calling GDSI toll free at 1-800-848-0920.

     NO SALES CHARGE ON REINVESTMENTS - All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same Fund and class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional shares, and you will receive a confirmation.

     EXCHANGE PRIVILEGE - The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased.

Exchanges  Among  Funds

     Exchanges may be made among any of the Gartmore Funds within the same class of shares (except for Service, Institutional and IRA Class shares of the Gartmore Morley Capital Accumulation Fund, any other Fund not currently accepting purchase orders or Class X or Class Y shares of the Fixed Income Funds), so long as both accounts have the same owner, and your first purchase in the new Fund meets the new Fund's minimum investment requirement (and subject to the investor eligibility requirements for the Gartmore Morley Capital Accumulation Fund). Exchanges into the Gartmore Nationwide Principal Protected Fund are only permitted during the Offering and Post Guarantee Periods.

     Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares are generally not available. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

     Generally, there is no sales charge for exchanges of Class B, Class C, Class D, Class X, Class Y, Service Class, Institutional Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another Gartmore Fund and then redeem those Class A shares within 18 months of the original purchase (24 months for Gartmore Morley Capital Appreciation Fund), the applicable CDSC will be the CDSC for the original Fund. If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund ("Money Market Fund"). Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B, Class C,Class D, Class X, Class Y and Institutional Service Class shares of the other Gartmore Funds. If you exchange Class B, Class C, Class X or Class Y shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B, Class C, Class X or Class Y (or certain Class A) shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B, Class C, Class X or Class Y (or Class A) shares prior to the initial exchange into the Money Market Fund will be counted for purposes or calculating the CDSC. Class X shareholders of a Fixed Income Fund may exchange their shares for Class B shares of any of the Gartmore Funds currently accepting purchase orders and Class Y shareholders of a Fixed Income Fund may exchange their shares for Class C shares of any such Gartmore Fund. However, if you exchange out of Class X or Class Y shares of a Fixed Income Fund into Class B or Class C of another Gartmore Fund, respectively (or into Prime Shares of the Money Market Fund), you will not be permitted to exchange from Class B or Class C of the other Gartmore Fund (or Prime Shares of the Money Market Fund) back into Class X or Class Y shares of the original Fixed Income Fund. If you wish to purchase shares of a Fund or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any applicable front-end load on the new Fund you are purchasing unless a sales charge waiver otherwise applies.

     The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of a Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, each of the following Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that fund into another Gartmore Fund if you have held those shares for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund or Gartmore Nationwide Leaders Fund):



FUND                                                EXCHANGE FEE
-----------------------------------------------------------------
Gartmore Emerging Markets Fund . . . . . . . . . .          2.00%
Gartmore International Growth Fund . . . . . . . .          2.00%
Gartmore International Small Cap Growth Fund . . .          2.00%
Gartmore Global Health Sciences Fund . . . . . . .          2.00%
Gartmore Worldwide Leaders Fund. . . . . . . . . .          2.00%
Gartmore Asia Pacific Leaders Fund . . . . . . . .          2.00%
Gartmore European Leaders Fund . . . . . . . . . .          2.00%
Gartmore Nationwide Leaders Fund . . . . . . . . .          2.00%
Gartmore Global Technology and Communications Fund          2.00%
Gartmore U.S. Growth Leaders Fund. . . . . . . . .          2.00%
Gartmore Global Financial Services Fund. . . . . .          2.00%
Gartmore Global Utilities Fund . . . . . . . . . .          2.00%
Gartmore Long-Short Equity Plus Fund . . . . . . .          2.00%
Gartmore Millennium Growth Fund. . . . . . . . . .          1.50%
Gartmore Value Opportunities Fund. . . . . . . . .          1.50%
Nationwide Small Cap Fund. . . . . . . . . . . . .          1.50%
Gartmore Micro Cap Equity Fund . . . . . . . . . .          1.50%
Gartmore Mid Cap Growth Fund . . . . . . . . . . .          1.50%

     The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

EXCHANGES  MAY  BE  MADE  FOUR  CONVENIENT  WAYS:

BY  TELEPHONE

     AUTOMATED VOICE RESPONSE SYSTEM - You can automatically process exchanges for the Funds (except for the Gartmore Morley Capital Accumulation Fund and the Class X and Class Y shares of the Fixed Income Funds) by calling 1-800-848-0920, 24 hours a day, seven days a week. However, if you declined the option on the application, you will not have this automatic exchange privilege. This system also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll free number by the Valuation Time to receive that day's closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

     CUSTOMER SERVICE LINE - By calling 1-800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the Valuation Time to receive that day's closing share price.

     The Funds may record all instructions to exchange shares. The Funds reserve the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class. The Funds will employ the same procedure described under "Buying, Selling and Exchanging Fund Shares" in the Prospectus to confirm that the instructions are genuine.

The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be tape recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

     BY MAIL OR FAX - Write or fax to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or FAX (614) 428-3278. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included. For example, if your account is registered "John Doe and Mary Doe", "Joint Tenants With Right of Survivorship,' then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after 4 p.m. Eastern Time will be processed as of the next business day. The Funds reserve the right to require the original document if you use the fax method.

     BY ON LINE ACCESS - Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.

     FREE CHECKING WRITING PRIVILEGE (PRIME SHARES OF THE GARTMORE MONEY MARKET FUND ONLY) - You may request a supply of free checks for your personal use and there is no monthly service fee. You may use them to make withdrawals of $500 or more from your account at any time. Your account will continue to earn daily income dividends until your check clears your account. There is no limit on the number of checks you may write. Cancelled checks will not be returned to you. However, your monthly statement will provide the check number, date and amount of each check written. You will also be able to obtain copies of cancelled checks, the first five free and $2.00 per copy thereafter, by contacting one of our service representatives at 1-800-848-0920.

                                INVESTOR SERVICES

AUTOMATED VOICE RESPONSE SYSTEM - Our toll free number 1-800-848-0920 will connect you 24 hours a day, seven days a week to the system. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

TOLL FREE INFORMATION AND ASSISTANCE - Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 a.m. and 5 p.m. Eastern Time (Monday through Friday). Call toll free: 1-800-848-0920 or contact us at our FAX telephone number (614) 428-3278.

RETIREMENT PLANS (NOT AVAILABLE WITH THE TAX-FREE INCOME FUND) - Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Coverdale IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

SHAREHOLDER CONFIRMATIONS - You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions. Instead, these will appear on your next consolidated statement.

CONSOLIDATED STATEMENTS - Shareholders of the Funds, receive quarterly statements as of the end of March, June, September and December. Shareholders of the Money Market Fund will also receive monthly activity reports confirming any transactions. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

     For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Depending on which Funds you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.

AVERAGE COST STATEMENT - This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

     Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at 1-800-848-0920.

     SHAREHOLDER REPORTS - All shareholders will receive reports semi-annually detailing the financial operations of the funds.

     PROSPECTUSES - Updated prospectuses will be mailed to you at least annually.

     UNDELIVERABLE MAIL - If mail from the Funds to a shareholder is returned as undeliverable on three or more consecutive occasions, the Funds will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until the Funds receives notification of the shareholder's correct mailing address.

                          FUND PERFORMANCE ADVERTISING

     Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by the various Classes of the Funds, the net yields and total returns on such class shares can be expected, at any given time, to differ from class to class for the same period.

CALCULATING  MONEY  MARKET  FUND  YIELD

     Any current Gartmore Money Market Fund yield quotations, subject to Rule 482 under the Securities Act, shall consist of a seven calendar day historical yield for each class, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account in each class having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any such additional shares. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested. The yields for each class will differ due to different fees and expenses charged on the class. As of April 30, 2003, the seven day current and effective yields for the Prime Shares of the Money Market Fund were 0.66% and 0.66%, respectively, and for the Service Class shares, were 0.59% and 0.59%, respectively, and for the Institutional Class shares, were 0.75% and 0.75%, respectively.

     The Gartmore Money Market Fund's yields will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Gartmore Money Market Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Gartmore Money Market Fund's expenses.

     Although the Fund determines its yield for each class on the basis of a seven-calendar day period, it may use a different time span on occasion.

There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING  YIELD  AND  TOTAL  RETURN

     The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Before-Tax Performance. Except for the Gartmore Money Market Fund and the Gartmore Morley Capital Accumulation Fund, all pre-tax performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. In calculating the standard total returns for Class A and Class D shares, the current maximum applicable sales charge is deducted from the initial investment. For Class B and Class C shares, the payment of the applicable CDSC is applied to the investment result for the period shown; the maximum front-end load is also deducted from Class C shares. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

     After-Tax Performance. All after-tax performance is calculated as described in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of fund shares. The calculation of taxes assumes the highest individual marginal federal income tax rates currently in effect. The tax rates correspond to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gain distribution rate for short-term capital gain distributions, and long-term capital gain distribution rate for long-term capital gain distributions). State, local or federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

     Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by each class of shares of the Funds, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

     The uniformly calculated average annual total returns for each class of shares for the periods ended April 30, 2003 were as follows (Average annual total returns for the funds with Class R shares are included in a separate chart below):



                                  1 Year                          5 Years              10 Years or
                                                                                       Life of Fund
----------------------------------------------------------------------------------------------------------
Fund                     Class    Class        Class       Class    Class    Class   Class   Class   Class
                          A1        B1          C2          A1       B1       C2       A1      B1      C2
----------------------------------------------------------------------------------------------------------
GARTMORE MILLENNIUM. .  -26.39%   -26.25%        -23.91%  -12.74%  -12.92%  -12.17%   2.21%   2.25%   2.54%
GROWTH FUND -
Before Taxes1
----------------------------------------------------------------------------------------------------------
GARTMORE MILLENNIUM. .  -26.39%   -26.25%        -23.91%  -13.89%  -14.10%  -13.33%   0.61%   0.65%   0.94%
GROWTH FUND -
After Taxes on
Distributions1
----------------------------------------------------------------------------------------------------------
GARTMORE MILLENNIUM. .  -17.15%   -17.06%        -15.54%   -9.03%   -9.08%   -8.60%   2.17%   2.28%   2.47%
GROWTH FUND -
After Taxes on
Distributions and Sale
of Shares1
----------------------------------------------------------------------------------------------------------
GARTMORE GROWTH. . . .  -22.81%   -22.62%        -20.35%  -15.18%  -15.40%  -14.67%   0.86%   0.85%   1.16%
FUND -
Before Taxes1
----------------------------------------------------------------------------------------------------------
GARTMORE GROWTH. . . .  -22.81%   -22.62%        -20.35%  -16.69%  -16.95%  -16.20%  -1.11%  -1.13%  -0.81%
FUND -
After Taxes on
Distributions1
----------------------------------------------------------------------------------------------------------
GARTMORE GROWTH. . . .  -14.83%   -14.71%        -13.23%  -10.21%  -10.24%   -9.81%   1.30%   1.41%   1.60%
FUND -
After Taxes on
Distributions and
 Sale of Shares1
----------------------------------------------------------------------------------------------------------
GARTMORE NATIONWIDE. .  -18.92%   -18.83%        -10.56%   -5.00%   -4.91%   -3.10%   8.40%   8.59%   7.00%
FUND -
Before Taxes1
----------------------------------------------------------------------------------------------------------
GARTMORE NATIONWIDE. .  -19.12%   -18.85%        -16.24%   -6.78%   -6.56%   -4.30%   6.18%   6.45%   8.80%
FUND -
After Taxes on
Distributions1
----------------------------------------------------------------------------------------------------------
GARTMORE NATIONWIDE. .  -12.32%   -12.24%        -16.27%   -3.67%   -3.49%   -6.08%   6.63%   6.88%   6.57%
FUND -
After Taxes on
Distributions and Sale
 of Shares1
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                          1 Year                        5 Years                  10 Years or
                                                                               Life of Fund
----------------------------------------------------------------------------------------------------
Fund               Class D    Institutional       Class       Institutional   Class    Institutional
                             Service Class3         D        Service Class3     D     Service Class3
----------------------------------------------------------------------------------------------------

GARTMORE. . . . .   -25.11%          -25.11%        -12.25%          -12.25%   2.49%            2.49%
MILLENNIUM
GROWTH FUND -
Before Taxes
----------------------------------------------------------------------------------------------------
GARTMORE. . . . .   -25.11%          -25.11%        -13.41%          -13.41%   0.89%            0.89%
MILLENNIUM
GROWTH FUND -
After Taxes on
Distributions
----------------------------------------------------------------------------------------------------
GARTMORE. . . . .   -16.32%          -16.32%         -8.70%           -8.70%   2.38%            2.38%
MILLENNIUM
GROWTH FUND -
After Taxes on
Distributions and
Sale of Shares
----------------------------------------------------------------------------------------------------
GARTMORE GROWTH .   -21.66%          -17.90%        -14.78%          -13.95%   1.09%            1.58%
FUND -
Before Taxes
----------------------------------------------------------------------------------------------------
GARTMORE GROWTH .   -21.66%          -17.90%        -16.30%          -15.50%  -0.88%           -0.40%
FUND -
After Taxes on
Distributions
----------------------------------------------------------------------------------------------------
GARTMORE GROWTH .   -14.08%          -11.63%         -9.94%           -9.37%   1.48%            1.88%
FUND -
After Taxes on
Distributions and
Sale of Shares
----------------------------------------------------------------------------------------------------
GARTMORE. . . . .   -17.59%          -13.68%         -4.59%           -3.70%   8.64%            9.14%
NATIONWIDE FUND -
Before Taxes
----------------------------------------------------------------------------------------------------
GARTMORE. . . . .   -17.88%          -14.01%         -6.48%           -5.62%   6.35%            6.84%
NATIONWIDE FUND -
After Taxes on
Distributions
----------------------------------------------------------------------------------------------------
GARTMORE. . . . .   -11.46%           -8.92%         -3.40%           -2.72%   6.80%            7.24%
NATIONWIDE FUND -
After Taxes on
Distributions and
Sale of Shares
----------------------------------------------------------------------------------------------------


-------------------------------
1 These returns through May 11, 1998 are based on the performance of the Funds' predecessor funds, which was achieved prior to the creation of Class A and B shares and which is the same as the performance shown for Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class A and Class B shares would have produced because Class A and Class B shares invest in the same portfolio of securities as Class D shares. The returns have been restated for sales charges but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class A and Class B shares would have been lower.
2 These returns through May 11, 1998 are based on the performance of the Funds' predecessor funds which was achieved prior to the creation of Class C shares, and which is the same as the performance shown for the Class D shares. In addition, the performance of Class C shares for the period of May 11, 1998 through March 1, 2001, when Class C shares were implemented, is based on the performance of Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class D shares. The returns have been restated for sales charges but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class C shares would have been lower.
3 These returns through May 11, 1998 are based on the performance of the Funds' predecessor funds which was achieved prior to the creation of Institutional Service Class shares, and which is the same as the performance shown for the Class D shares. In addition, the performance of the Institutional Service Class shares for the Gartmore Growth Fund and the Gartmore Nationwide Fund for the period of May 11, 1998 through January 2, 2002, when the Institutional Service Class shares were implemented for these Funds, and the performance of the Institutional Service Class shares for the Gartmore Millennium Growth Fund for the period of May 11, 1998 through April 30, 2003, which is prior to the implementation of the Institutional Service Class shares for this Fund, are based on the performance of each Fund's Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Institutional Service Class shares would have produced because Institutional Service Class shares invest in, or will invest in, the same portfolio of securities as Class D shares, and, for the Gartmore Millennium Growth Fund, have similar expenses. For the Gartmore Growth Fund and the Gartmore Nationwide Fund, these returns do not reflect additional fees applicable to such shares; if these fees were reflected, the annual returns for Institutional Service Class shares would have been lower.


                                           1-Year
-------------------------------------------------------------------------------------
Fund                  Class A1   Class B2   Class C2   Class D   Class X3   Class Y3
-------------------------------------------------------------------------------------
GARTMORE BOND. . . .      5.48%      5.15%      8.08%     6.06%      5.15%      8.08%
FUND - Before
Taxes1
-------------------------------------------------------------------------------------
GARTMORE BOND. . . .      3.52%      3.31%      6.27%     3.99%      3.31%      6.27%
FUND - After Taxes
on Distributions
-------------------------------------------------------------------------------------
GARTMORE BOND. . . .      3.38%      3.18%      5.09%     3.75%      3.18%      5.09%
FUND - After Taxes
on Distributions and
Sale of Shares
-------------------------------------------------------------------------------------
GARTMORE TAX-FREE. .      2.30%      1.54%      4.64%     2.85%      1.54%      4.64%
INCOME FUND -
Before Taxes
-------------------------------------------------------------------------------------
GARTMORE TAX-FREE. .      2.30%      1.54%      4.64%     2.85%      1.54%      4.64%
INCOME FUND -
After Taxes on
Distributions
-------------------------------------------------------------------------------------
GARTMORE TAX-FREE. .      3.00%      2.37%      4.37%     3.46%      2.37%      4.37%
INCOME FUND -
After Taxes on
Distributions and
Sale of Shares
-------------------------------------------------------------------------------------
GARTMORE . . . . . .      4.81%      4.54%      7.41%     5.30%      4.54%      7.41%
GOVERNMENT
BOND FUND -
Before Taxes
-------------------------------------------------------------------------------------
GARTMORE . . . . . .      2.83%      2.66%      5.55%     3.21%      2.66%      5.55%
GOVERNMENT BOND
FUND - After Taxes
on Distributions
-------------------------------------------------------------------------------------
GARTMORE . . . . . .      3.15%      3.00%      4.86%     3.46%      3.00%      4.86%
GOVERNMENT BOND
FUND -
After Taxes on
Distributions and
Sale of Shares
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                5-Years
-----------------------------------------------------------------------------------
Fund                Class A1   Class B2   Class C2   Class D   Class X3   Class Y3
-----------------------------------------------------------------------------------

GARTMORE . . . . .      5.20%      5.30%      5.83%     5.51%      5.30%      5.83%
BOND FUND
- Before
Taxes
-----------------------------------------------------------------------------------
GARTMORE . . . . .      2.89%      3.19%      3.60%     3.11%      3.19%      3.60%
BOND FUND
- After
Taxes on
Distributions
-----------------------------------------------------------------------------------
GARTMORE . . . . .      2.97%      3.17%      3.53%     3.17%      3.17%      3.53%
BOND FUND
- After
Taxes on
Distributions
and Sale of
Shares
-----------------------------------------------------------------------------------
GARTMORE . . . . .      4.07%      4.12%      4.60%     4.38%      4.12%      4.60%
TAX-FREE
INCOME
FUND -
Before Taxes
-----------------------------------------------------------------------------------
GARTMORE . . . . .      4.02%      4.07%      4.55%     4.34%      4.07%      4.55%
TAX-FREE
INCOME
FUND - After
Taxes on
Distributions
-----------------------------------------------------------------------------------
GARTMORE . . . . .      4.15%      4.11%      4.55%     4.45%      4.11%      4.55%
TAX-FREE
INCOME
FUND - After
Taxes on
Distributions
and Sale of
Shares
-----------------------------------------------------------------------------------
                        6.15%      6.23%      6.73%     6.43%      6.23%      6.73%
GARTMORE
GOVERNMENT
BOND FUND -
Before Taxes
-----------------------------------------------------------------------------------
GARTMORE . . . . .      3.83%      4.11%      4.47%     4.01%      4.11%      4.47%
GOVERNMENT
BOND FUND
- After
Taxes on
Distributions
-----------------------------------------------------------------------------------
                        3.79%      3.98%      4.30%     3.97%      3.98%      4.30%
GARTMORE
GOVERNMENT
BOND FUND
-
After Taxes
on
Distributions
and Sale of Shares
-----------------------------------------------------------------------------------


                                            10-Years or Life of Fund
-----------------------------------------------------------------------------------------
Fund                      Class A1   Class B2   Class C2   Class D   Class X3   Class Y3
-----------------------------------------------------------------------------------------

GARTMORE . . . . . . . .      5.73%      5.93%      6.04%     5.88%      5.93%      6.04%
BOND FUND
- Before
Taxes
-----------------------------------------------------------------------------------------
GARTMORE . . . . . . . .      3.18%      3.50%      3.53%     3.29%      3.50%      3.53%
BOND FUND
- After
Taxes on
Distributions
-----------------------------------------------------------------------------------------
GARTMORE . . . . . . . .      3.25%      3.49%      3.53%     3.35%      3.49%      3.53%
BOND FUND
- After
Taxes on
Distributions
and Sale of
Shares
-----------------------------------------------------------------------------------------
GARTMORE . . . . . . . .      4.73%      4.92%      4.99%     4.88%      4.92%      4.99%
TAX-FREE
INCOME
FUND -
Before Taxes
-----------------------------------------------------------------------------------------
GARTMORE . . . . . . . .      4.68%      4.87%      4.93%     4.83%      4.87%      4.93%
TAX-FREE
INCOME
FUND - After
Taxes on
Distributions
-----------------------------------------------------------------------------------------
GARTMORE . . . . . . . .      4.71%      4.84%      4.92%     4.86%      4.84%      4.92%
TAX-FREE
INCOME
FUND - After
Taxes on
Distributions
and Sale of
Shares
-----------------------------------------------------------------------------------------
GARTMORE . . . . . . . .      6.34%      6.54%      6.63%     6.49%      6.54%      6.63%
GOVERNMENT
BOND FUND
 -
Before Taxes
-----------------------------------------------------------------------------------------
GARTMORE . . . . . . . .      3.97%      4.28%      4.29%     4.07%      4.28%      4.29%
GOVERNMENT
BOND FUND
- After
Taxes on
Distributions
-----------------------------------------------------------------------------------------
GARTMORE . . . . . . . .      3.89%      4.14%      4.16%     3.99%      4.14%      4.16%
GOVERNMENT
BOND FUND
-
After Taxes
 on
Distributions
and Sale of
Shares
-----------------------------------------------------------------------------------------


-----------------------
1 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class A shares, and which is the same as the performance shown for Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class A shares would have produced because Class A shares invest in the same portfolio of securities as Class D shares. For Class A shares, these returns have been restated for sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class A shares would have been lower.
2 Effective September 1, 2003, existing Class B and Class C shares of the Fund were re-designated as Class X and Class Y shares, respectively, and new Class B and Class C shares were established. The returns for the new Class B and Class C shares through April 30, 2003 are based on the performance of the Fund's Class X and Class Y shares, respectively. (The performance of the Fund's Class X and Class Y shares, through May 11, 1998, is based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class X and Class Y shares (formerly Class B and Class C shares, respectively), and which is the same as the performance for Class D shares. In addition, the performance of Class Y shares for the period of May 11, 1998 through March 1, 2001, is based on the performance of Class D shares.) Excluding the effects of any fee waivers or reimbursements, Class X and Class Y shares' average annual total returns are similar to what Class B and Class C shares would have produced because Class B and Class C shares invest in the same portfolio of securities as Class X and Class Y shares. For Class B and Class C shares, these returns do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B and Class C shares would have been lower.
3 Effective September 1, 2003 Class B and Class C shares of the Fund were re-designated as Class X and Class Y shares, respectively. The returns for the Class X and Class Y shares through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class X and Class Y shares (formerly Class B and Class C shares, respectively), and which is the same as the performance for Class D shares (which are not offered in this Prospectus). In addition, the performance of Class Y shares for the period of May 11, 1998 through March 1, 2001, prior to the creation of Class Y shares, is based on the performance of Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class X and Class Y shares would have produced because Class X and Class Y shares invest in the same portfolio of securities as Class D shares. For Class X and Class Y shares, these returns have been restated for sales charges, but do not reflect the additional fees applicable to such shares.

                                                         1 Year
---------------------------------------------------------------------------------------------------
                                           Class
Fund                     Class    Class     C2     Institutional   Institutional   Service    Local
                          A1       B1                  Class3         Service       Class1    Fund
                                                                       Class1
----------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500 . .  -18.67%  -18.72%  -18.72%         -13.59%         -13.72%   -13.89%  -13.62%
INDEX FUND -
Before Taxes
----------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500 . .  -19.04%  -18.87%  -18.87%         -14.07%         -14.11%   -14.24%  -14.08%
INDEX FUND -
After Taxes on
Distributions
----------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500 . .  -12.17%  -12.18%  -12.18%          -8.88%          -8.95%    -9.06%   -8.90%
INDEX FUND -
After Taxes on
Distributions and Sale
of Shares
----------------------------------------------------------------------------------------------------





                                                     Since Inception1
-----------------------------------------------------------------------------------------------------------
Fund                          Class        Class   Class   Institutional   Institutional   Service   Local
                               A1            B1      C2        Class3         Service       Class1    Fund
                                                                               Class1
-----------------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500           -4.76%        -4.41%  -4.41%      -3.33%          -3.60%       -3.78%   -3.48%
INDEX FUND -
Before Taxes
-----------------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500           -5.16%        -4.69%  -4.69%      -3.82%          -4.01%       -4.15%   -3.92%
INDEX FUND -
After Taxes on
Distributions
-----------------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500           -3.85%        -3.52%  -3.52%      -2.78%          -2.96%       -3.08%   -2.88%
INDEX FUND -
After Taxes on
Distributions and Sale
of Shares
-----------------------------------------------------------------------------------------------------------


------------------------------
1 The Fund's Local Fund shares began operations on July 24, 1998. These returns through December 29, 1999 are based on the performance of the Fund's Local Fund shares, which was achieved prior to the creation of Class A, Class B, Institutional Service Class and Service Class shares. Excluding the effect of any fee waivers or reimbursements, Local Fund shares' average annual total returns are similar to what Class A, Class B, Institutional Service Class and Service Class shares would have produced because Class A, Class B, Institutional Service Class and Service Class shares invest in the same portfolio of securities as Local Fund shares. For Class A and Class B shares, these returns have been restated for the applicable sales charges. For Class A, Class B, Institutional Service Class and Service Class shares, these returns do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class A, Class B, Institutional Service Class and Service Class shares would have been lower.
2 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares (which in turn is based on the prior performance of Local Fund shares) which was achieved prior to the creation of Class C shares. Excluding the effect of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares will invest in the same portfolio of securities as Class B shares and will have the same expenses after any fee waivers or reimbursements. For Class C shares, these returns have been restated for the applicable sales charges.
3 These returns through December 30, 1999 are based on the performance of the Fund's Local Fund shares, which was achieved prior to the creation of Institutional Class shares, and do not reflect the lower expenses applicable to Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, Local Fund shares' average annual total returns are similar to what Institutional Class shares would have produced because Institutional Class shares invest in the same portfolio of securities as Local Fund shares.


                                         1 Year                                  Since Inception1
--------------------------------------------------------------------------------------------------------------
Fund                 Class         Class         Class   Institutional   Class   Class   Class   Institutional
                       A             B            C2        Service        A       B       C2       Service
                                                             Class                                   Class
--------------------------------------------------------------------------------------------------------------

GARTMORE LARGE . .  -18.47%            -18.25%  -15.57%         -18.47%  -1.74%  -1.66%  -1.42%          -1.74%
CAP VALUE FUND -
Before Taxes
--------------------------------------------------------------------------------------------------------------
GARTMORE LARGE . .  -18.76%            -18.37%  -15.69%         -18.76%  -2.32%  -2.04%  -1.82%          -2.32%
CAP VALUE FUND -
After Taxes on
Distributions
--------------------------------------------------------------------------------------------------------------
GARTMORE LARGE CAP  -12.03%            -11.87%  -10.13%         -12.03%  -1.56%  -1.40%  -1.21%          -1.56%
VALUE FUND -
After Taxes on
Distributions and
Sale of Shares
--------------------------------------------------------------------------------------------------------------
                    -21.86%            -21.79%  -19.31%         -16.97%  -8.36%  -8.36%  -8.17%          -6.97%
NATIONWIDE LARGE
CAP GROWTH FUND -
Before Taxes
--------------------------------------------------------------------------------------------------------------
                    -21.86%            -21.79%  -19.31%         -16.97%  -8.75%  -8.76%  -8.56%          -7.36%
NATIONWIDE LARGE
CAP GROWTH FUND -
After Taxes on
Distributions
--------------------------------------------------------------------------------------------------------------
NATIONWIDE LARGE .  -14.21%            -14.17%  -12.55%         -11.03%  -6.52%  -6.51%  -6.37%          -5.48%
CAP GROWTH FUND -
After Taxes on
Distributions and
 Sale of Shares
--------------------------------------------------------------------------------------------------------------
NATIONWIDE SMALL .  -25.24%            -25.11%  -22.72%         -20.56%   1.21%   1.51%   1.74%           2.72%
CAP FUND -
Before Taxes1
--------------------------------------------------------------------------------------------------------------
NATIONWIDE SMALL .  -25.24%            -25.11%  -22.72%         -20.56%   0.38%   0.67%   0.92%           1.87%
CAP FUND -
After Taxes on
Distributions1
--------------------------------------------------------------------------------------------------------------
NATIONWIDE SMALL .  -16.41%            -16.32%  -14.77%         -13.36%   0.61%   0.86%   1.06%           1.83%
CAP FUND -
After Taxes on
Distributions and
Sale of Shares
--------------------------------------------------------------------------------------------------------------

-------------------------
1    The  Funds  commenced  operations  November  2,  1998.
2 These returns through March 1, 2001 are based on the performance of the Funds' Class B shares, which was achieved prior to the creation of the Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.



                                           1 Year                                     Since Inception
-------------------------------------------------------------------------------------------------------------------
                       Class        Class         Class   Institutional    Class    Class    Class   Institutional
                         A            B            C4        Service         A        B       C4        Service
                                                              Class                                      Class
-------------------------------------------------------------------------------------------------------------------

GARTMORE VALUE . . .  -23.38%           -23.30%  -20.83%         -18.59%    3.49%    3.89%    4.40%           5.64%
OPPORTUNITIES FUND -
Before Taxes1,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE VALUE . . .  -23.50%           -23.31%  -20.83%         -18.74%    3.18%    3.76%    4.25%           5.30%
OPPORTUNITIES FUND -
After Taxes on
Distributions1,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE VALUE . . .  -15.21%           -15.15%  -13.54%         -12.10%    2.71%    3.12%    3.53%           4.45%
OPPORTUNITIES FUND -
After Taxes on
Distributions and
 Sale of Shares1,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE HIGH. . . .    1.81%             1.22%    4.04%           7.24%   -3.06%   -3.04%   -2.99%          -1.19%
YIELD BOND FUND -
Before Taxes1,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE HIGH YIELD.   -1.60%            -2.07%    0.80%           3.57%   -6.85%   -6.65%   -6.39%          -5.12%
BOND FUND -
After Taxes on
Distributions1,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE HIGH YIELD.    0.77%             0.40%    2.25%           4.26%   -4.27%   -4.15%   -4.01%          -2.88%
BOND FUND -
After Taxes on
Distributions and
Sale of Shares1,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE U.S.. . . .   -9.65%            -9.71%   -7.02%          -3.95%  -15.57%  -15.29%  -14.52%         -13.50%
GROWTH LEADERS
FUND -
Before Taxes2,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE U.S.. . . .   -9.65%            -9.71%   -7.02%          -3.95%  -16.11%  -15.85%  -15.07%         -14.05%
GROWTH LEADERS
FUND -
After Taxes on
Distributions2,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE U.S.. . . .   -6.28%            -6.31%   -4.56%          -2.56%  -12.23%  -12.02%  -11.45%         -10.69%
GROWTH LEADERS
FUND -
After Taxes on
Distributions and
Sale of Shares2,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE GLOBAL. . .  -28.91%           -28.75%  -26.64%         -24.32%  -36.37%  -36.17%  -35.59%         -34.70%
TECHNOLOGY AND
COMMUNICATIONS
FUND -
Before Taxes2,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE GLOBAL. . .  -28.91%           -28.75%  -26.64%         -24.32%  -37.04%  -36.85%  -36.26%         -35.38%
TECHNOLOGY AND
COMMUNICATIONS
FUND -
After Taxes on
Distributions2,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE GLOBAL. . .  -18.79%           -18.69%  -17.31%         -15.81%  -26.19%  -26.06%  -25.71%         -25.16%
TECHNOLOGY AND
COMMUNICATIONS
FUND -
After Taxes on
Distributions and
Sale of Shares2,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE EMERGING. .  -21.93%           -21.79%  -19.34%         -16.93%  -13.54%  -13.13%  -12.04%         -11.24%
MARKETS FUND -
Before Taxes3,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE EMERGING. .  -21.93%           -21.79%  -19.34%         -16.93%  -13.55%  -13.13%  -12.05%         -11.27%
MARKETS FUND -
After Taxes on
Distributions3,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE EMERGING. .  -14.26%           -14.16%  -12.57%         -11.01%  -10.56%  -10.24%   -9.42%          -8.82%
MARKETS FUND -
After Taxes on
Distributions and
Sale of Shares3,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE . . . . . .  -25.11%           -24.98%  -22.67%         -20.36%  -23.03%  -22.75%  -21.99%         -21.08%
INTERNATIONAL
GROWTH FUND -
Before Taxes3,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE
INTERNATIONAL. . . .  -25.11%           -24.98%  -22.67%         -20.36%  -23.03%  -22.75%  -21.99%         -21.08%
GROWTH FUND -
After Taxes on
Distributions3,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE . . . . . .  -16.32%           -16.24%  -14.74%         -13.23%  -17.54%  -17.34%  -16.79%         -16.13%
INTERNATIONAL
GROWTH FUND -
After Taxes on
Distributions and
Sale of Shares3,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE WORLDWIDE .  -24.46%           -24.41%  -21.97%         -19.61%  -23.03%  -22.75%  -21.99%         -21.03%
LEADERS FUND -
Before Taxes3,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE WORLDWIDE .  -24.46%           -24.41%  -21.97%         -19.61%  -23.03%  -22.75%  -21.99%         -21.03%
LEADERS FUND -
After Taxes on
Distributions3,4
-------------------------------------------------------------------------------------------------------------------
GARTMORE WORLDWIDE .  -15.90%           -15.87%  -14.28%         -12.75%  -17.54%  -17.34%  -16.79%         -16.09%
LEADERS FUND -
After Taxes on
Distributions and
Sale of Shares3,4
-------------------------------------------------------------------------------------------------------------------


-------------------------------------
1    The  Fund  commenced  operations  December  29,  1999.
2    The  Fund  commenced  operations  June  30,  2000.
3    The  Fund  commenced  operations  August  30,  2000.
4 These returns through March 1, 2001 are based on the performance of the Funds' Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are substantially similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns for Class C shares have been restated for the applicable sales charges.


                                        1 Year                               Since Inception
-------------------------------------------------------------------------------------------------------------
                    Class        Class         Class   Institutional   Class   Class   Class   Institutional
                      A            B            C1        Service        A       B       C1       Service
                                                           Class                                   Class
-------------------------------------------------------------------------------------------------------------

GARTMORE GLOBAL .  -15.15%           -15.15%  -12.38%          -9.74%  -7.92%  -7.42%  -6.56%          -5.26%
HEALTH SCIENCES
FUND -
Before Taxes2
-------------------------------------------------------------------------------------------------------------
GARTMORE GLOBAL .  -15.15%           -15.15%  -12.38%          -9.74%  -7.94%  -7.42%  -6.56%          -5.28%
HEALTH SCIENCES
FUND -
After Taxes on
Distributions2
-------------------------------------------------------------------------------------------------------------
GARTMORE GLOBAL .   -9.84%            -9.85%   -8.05%          -6.33%  -6.27%  -5.87%  -5.20%          -4.19%
HEALTH SCIENCES
FUND -
After Taxes on
Distributions and
Sale of Shares2
-------------------------------------------------------------------------------------------------------------

------------------------------
1    The  Fund  commenced  operations  August  30,  2000.
2 These returns through September 23, 2002 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are substantially similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns for Class C shares have been restated for the applicable sales charges.

--------------------------------------------------------------------------------

                                                1 Year
------------------------------------------------------------------------------
Fund                  Class    Class    Class   Institutional   Institutional
                        A        B       C2     Service Class       Class
------------------------------------------------------------------------------

GARTMORE. . . . . .  -28.72%  -28.68%  -26.29%         -24.18%         -24.11%
INTERNATIONAL SMALL
CAP GROWTH FUND -
Before Taxes
------------------------------------------------------------------------------
GARTMORE. . . . . .  -28.72%  -28.68%  -26.29%         -24.18%         -24.11%
INTERNATIONAL SMALL
CAP GROWTH FUND -
After Taxes on
Distributions
------------------------------------------------------------------------------
GARTMORE
INTERNATIONAL SMALL  -18.67%  -18.64%  -17.09%         -15.72%         -15.67%
CAP GROWTH FUND -
After Taxes on
Distributions and
 Sale of Shares
------------------------------------------------------------------------------


                                              Since Inception1
----------------------------------------------------------------------------------------
Fund                       Class         Class    Class   Institutional   Institutional
                             A             B       C2     Service Class       Class
----------------------------------------------------------------------------------------
GARTMORE. . . . . .            -24.28%  -23.88%  -23.22%         -22.11%         -21.99%
INTERNATIONAL SMALL
CAP GROWTH FUND -
Before Taxes
----------------------------------------------------------------------------------------
GARTMORE. . . . . .            -24.28%  -23.88%  -23.22%         -22.11%         -21.99%
INTERNATIONAL SMALL
CAP GROWTH FUND -
After Taxes on
Distributions
----------------------------------------------------------------------------------------
GARTMORE. . . . . .            -18.62%  -18.33%  -17.85%         -17.04%         -16.95%
INTERNATIONAL SMALL
CAP GROWTH FUND -
After Taxes on
Distributions and
Sale of Shares
----------------------------------------------------------------------------------------

--------------------------
1    The  Fund  commenced  operations  December  21,  2000.
2 These returns through March 1, 2001 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are substantially similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns for Class C shares have been restated for the applicable sales charges.



                                           1 Year                         Since Inception
------------------------------------------------------------------------------------------------------
Fund                   Class        Class         Class   Service    Class    Class    Class   Service
                         A            B            C2      Class       A        B       C2      Class
------------------------------------------------------------------------------------------------------

GARTMORE INVESTOR. .  -20.31%           -20.07%  -17.56%   -15.46%  -13.79%  -13.54%  -12.97%   -12.11%
DESTINATIONS
AGGRESSIVE FUND -
Before Taxes1
------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR. .  -20.73%           -20.29%  -17.78%   -15.85%  -14.08%  -13.69%  -13.12%   -12.40%
DESTINATIONS
AGGRESSIVE FUND -
After Taxes on
Distributions1
------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR. .  -13.23%           -13.06%  -11.43%   -10.08%  -10.78%  -10.54%  -10.11%    -9.53%
DESTINATIONS
AGGRESSIVE FUND -
After Taxes on
Distributions
 and Sale of Shares1
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR. .  -16.78%           -16.65%  -13.87%   -11.75%  -10.64%  -10.42%   -9.79%    -8.91%
DESTINATIONS
MODERATELY
AGGRESSIVE FUND -
Before Taxes1
------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR. .  -17.33%           -17.07%  -14.34%   -12.27%  -11.06%  -10.70%  -10.09%    -9.35%
DESTINATIONS
MODERATELY
AGGRESSIVE FUND -
After Taxes on
Distributions1
------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR. .  -10.95%           -10.86%   -9.06%    -7.68%   -8.48%   -8.25%   -7.78%    -7.17%
DESTINATIONS
MODERATELY
AGGRESSIVE FUND -
After Taxes on
Distributions
 and Sale of Shares1
------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR. .  -12.38%           -12.24%   -9.59%    -7.18%   -6.67%   -6.40%   -5.84%    -4.83%
DESTINATIONS
MODERATE FUND -
Before Taxes1
------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR. .  -13.13%           -12.85%  -10.21%    -7.90%   -7.32%   -6.86%   -6.29%    -5.52%
DESTINATIONS
MODERATE FUND -
After Taxes on
Distributions1
------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR. .   -8.11%            -8.01%   -6.29%    -4.73%   -5.55%   -5.26%   -4.82%    -4.14%
DESTINATIONS
MODERATE FUND -
After Taxes on
Distributions
and Sale of Shares1
------------------------------------------------------------------------------------------------------
                       -8.17%            -7.86%   -4.95%    -2.65%   -3.10%   -2.74%   -2.14%    -1.20%
GARTMORE INVESTOR
DESTINATIONS
MODERATELY
CONSERVATIVE FUND -
Before Taxes1
------------------------------------------------------------------------------------------------------
                                                            -3.60%   -4.12%   -3.54%   -2.94%    -2.22%
GARTMORE INVESTOR. .   -9.13%            -8.66%   -5.80%
DESTINATIONS
MODERATELY
CONSERVATIVE FUND -
After Taxes on
Distributions1
------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR. .   -5.40%            -5.18%   -3.30%    -1.81%   -2.95%   -2.55%   -2.08%    -1.44%
DESTINATIONS
MODERATELY
CONSERVATIVE FUND -
After Taxes on
Distributions
and Sale of Shares1
------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR. .   -4.51%            -4.27%   -1.42%     1.17%    0.11%    0.46%    1.03%     2.04%
DESTINATIONS
CONSERVATIVE FUND -
Before Taxes1
------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR. .   -5.65%            -5.25%   -2.44%     0.03%   -1.15%   -0.59%   -0.01%     0.77%
DESTINATIONS
CONSERVATIVE FUND -
After Taxes on
Distributions1
------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR. .   -3.03%            -2.86%   -1.01%     0.66%   -0.53%   -0.15%    0.31%     1.01%
DESTINATIONS
CONSERVATIVE FUND -
After Taxes on
Distributions
 and Sale of Shares1
------------------------------------------------------------------------------------------------------

-----------------------
1    The  Fund  commenced  operations  March  31,  2000.
2 These returns through March 1, 2001 are based on the performance of the Funds' Class B shares which was achieved prior to the creation of the Class C shares. Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after any fee waivers or reimbursements. For Class C shares, these returns have been restated for sales charges.


                                1 Year                                   5 Years                            Since Inception
-------------------------------------------------------------------------------------------------------------------------------
                Class    Class         Class        Instit.   Class   Class   Class   Instit.   Class   Class   Class   Instit.
Fund             A1        B2            C3          Class1     A1      B2      C3     Class1     A1      B2      C3     Class1
-------------------------------------------------------------------------------------------------------------------------------

NATIONWIDE. .  -25.50%   -25.41%           -23.05%   -20.73%  -4.23%  -3.53%  -3.47%    -2.79%   2.20%   2.94%   2.88%     3.48%
SMALL
CAP INDEX
FUND -
Before
Taxes
-------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE. .  -25.70%   -25.45%           -23.10%   -21.05%  -4.42%  -3.68%  -3.62%    -3.05%   2.04%   2.80%   2.75%     3.25%
SMALL
CAP INDEX
FUND-
After
Taxes on
Distributions
-------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE. .  -16.59%   -16.52%           -14.99%   -13.50%  -3.41%  -2.85%  -2.80%    -2.32%   1.71%   2.32%   2.28%     2.72%
SMALL
CAP INDEX
FUND-
After
Taxes on
Distributions
and Sale
of Shares
-------------------------------------------------------------------------------------------------------------------------------

-------------------------
1 The Master Small Cap Series (the "Small Cap Series") began operations on April 9, 1997. These returns prior to December 29, 1999 include performance based on the Small Cap Series, which was achieved prior to the creation of the Fund on December 29, 1999. The returns have been restated for the sales charges for Class A shares, but not for fees applicable to Class A and Institutional Class shares of the Fund. Excluding the effects of any fee waivers or reimbursements, the Small Cap Series' average annual total returns are similar to what Class A and Institutional Class shares would have produced because Class A and Institutional Class shares would have invested in the same portfolio of securities as the Small Cap Series. Had the Fund been in existence for the time periods presented, the performance of Class A and Institutional Class shares of the Fund would have been lower as a result of its additional expenses.
2 The returns for the Nationwide Small Cap Index Fund Class B shares through November 29, 2002 are based on the performance of the Fund's Class A shares, which was achieved prior to the creation of the Fund's Class B shares. Excluding the effects of any fee waivers or reimbursements, Class A shares' average annual total returns are similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. For Class B shares, these returns have been restated for the applicable sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B shares would have been lower.
3 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.


                                 1 Year                                   5 Years                         Since Inception
--------------------------------------------------------------------------------------------------------------------------------
                 Class    Class         Class        Instit.   Class   Class   Class   Instit.   Class   Class   Class   Instit.
Fund              A1        B2            C3          Class1     A1      B2      C3     Class1     A1      B2      C3     Class1
--------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE . .    3.51%     4.20%             7.08%    10.29%   5.80%   6.56%   6.64%     7.39%   6.75%   7.63%   7.44%     8.06%
BOND
INDEX FUND -
Before Taxes
--------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE . .    1.89%     2.73%             5.63%     8.41%   4.37%   5.17%   5.28%     5.81%   5.56%   6.49%   6.30%     6.75%
BOND
INDEX FUND -
After Taxes
on
Distributions
--------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE . .    2.15%     2.61%             4.49%     6.54%   3.96%   4.62%   4.70%     5.20%   4.91%   5.68%   5.52%     5.95%
BOND
INDEX FUND -
After Taxes
on
Distributions
and
Sale of Shares
--------------------------------------------------------------------------------------------------------------------------------

-------------------
1 The Master Aggregate Bond Index Series (the "Bond Series") began operations on April 3, 1997. These returns prior to December 29, 1999 include performance based on the Bond Series, which was achieved prior to the creation of the Fund on December 29, 1999. The returns have been restated for the sales charges for Class A shares, but not for fees applicable to Class A and Institutional Class shares of the Fund. Excluding the effects of any fee waivers or reimbursements, the Bond Series' average annual total returns are similar to what Class A and Institutional Class shares would have produced because Class A and Institutional Class shares would have invested in the same portfolio of securities as the Bond Series. Had the Fund been in existence for the time periods presented, the performance of Class A and Institutional Class shares of the Fund would have been lower as a result of its additional expenses.
2 The returns for the Nationwide Bond Index Fund Class B shares through December 12, 2001 are based on the performance of the Fund's Class A shares, which was achieved prior to the creation of the Fund's Class B shares. Excluding the effects of any fee waivers or reimbursements, Class A shares' average annual total returns are similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. For Class B shares, these returns have been restated for the applicable sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B shares would have been lower.
3 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.



                                                     1 Year                            Since Inception
----------------------------------------------------------------------------------------------------------------------
Fund                          Class        Class         Class   Institutional   Class   Class   Class   Institutional
                                A            B1           C2         Class         A       B1      C2        Class
----------------------------------------------------------------------------------------------------------------------

NATIONWIDE. . . . . . . . .  -22.81%           -22.65%  -20.32%         -17.84%  -1.38%  -0.92%  -0.36%           0.85%
MID CAP MARKET
INDEX FUND -
Before Taxes
----------------------------------------------------------------------------------------------------------------------
                             -22.94%           -22.67%  -20.34%         -18.09%  -2.11%  -1.57%  -0.99%           0.00%
NATIONWIDE
MID CAP MARKET INDEX FUND -
After Taxes on
Distributions
----------------------------------------------------------------------------------------------------------------------
NATIONWIDE. . . . . . . . .  -14.84%           -14.72%  -13.21%         -11.62%  -1.42%  -1.01%  -0.56%           0.30%
MID CAP MARKET
INDEX FUND -
After Taxes on
Distributions
and Sale of Shares
----------------------------------------------------------------------------------------------------------------------

----------------------
1 The returns for the Nationwide Mid Cap Market Index Fund Class B shares through May 25, 2001 are based on the performance of the Fund's Class A shares, which was achieved prior to the creation of the Fund's Class B shares. Excluding the effects of any fee waivers or reimbursements, the Nationwide Mid Cap Market Index Fund Class A shares' average annual total returns are similar to what the Fund's Class B shares would have produced because the Nationwide Mid Cap Market Index Fund Class B shares invest in the same portfolio of securities as the Fund's Class A shares. For the Nationwide Mid Cap Market Index Fund Class B shares, these returns have been restated for the applicable sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for the Fund's Class B shares would have been lower.
2 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares (which in turn are based on the prior performance of Class A shares), which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.




                                            1 Year                                   Since Inception
----------------------------------------------------------------------------------------------------------------
                     Class        Class         Class   Institutional    Class    Class    Class   Institutional
Fund                   A            B            C1         Class          A        B       C1         Class
----------------------------------------------------------------------------------------------------------------

NATIONWIDE . . . .  -23.05%           -22.73%  -20.37%         -17.93%  -17.78%  -17.65%  -17.16%         -15.96%
INTERNATIONAL
INDEX FUND -
Before Taxes
----------------------------------------------------------------------------------------------------------------
NATIONWIDE . . . .  -23.61%           -23.17%  -20.81%         -18.65%  -18.13%  -17.87%  -17.37%         -16.43%
INTERNATIONAL
INDEX FUND -
After Taxes on
Distributions
----------------------------------------------------------------------------------------------------------------
NATIONWIDE . . . .  -15.01%           -14.79%  -13.26%         -11.69%  -13.63%  -13.49%  -13.14%         -12.37%
INTERNATIONAL
INDEX FUND -
After Taxes on
Distributions
and Sale of Shares
----------------------------------------------------------------------------------------------------------------

-------------------------------
1 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.



                                          Since Inception1
------------------------------------------------------------------------------
Fund                             Class         Class    Class   Institutional
                                   A             B        C     Service Class
------------------------------------------------------------------------------

GARTMORE GLOBAL . . . . .             -7.68%   -7.09%   -4.96%          -3.30%
FINANCIAL SERVICES FUND -
Before Taxes1
------------------------------------------------------------------------------
GARTMORE GLOBAL . . . . .             -7.74%   -7.09%   -4.97%          -3.40%
FINANCIAL SERVICES FUND -
After Taxes on
Distributions1
------------------------------------------------------------------------------
GARTMORE GLOBAL . . . . .             -6.16%   -5.66%   -3.97%          -2.69%
FINANCIAL SERVICES FUND -
After Taxes on
Distributions and
Sale of Shares1
------------------------------------------------------------------------------
GARTMORE GLOBAL . . . . .            -20.39%  -19.86%  -18.05%         -16.66%
UTILITIES FUND -
Before Taxes1
------------------------------------------------------------------------------
GARTMORE GLOBAL . . . . .            -20.69%  -20.04%  -18.22%         -17.02%
UTILITIES FUND -
After Taxes on
Distributions1
------------------------------------------------------------------------------
GARTMORE GLOBAL . . . . .            -16.32%  -15.84%  -14.41%         -13.41%
UTILITIES FUND -
After Taxes on
Distributions and
Sale of Shares1
------------------------------------------------------------------------------
GARTMORE NATIONWIDE . . .             -8.83%   -8.26%   -6.11%          -4.57%
LEADERS FUND -
Before Taxes2
------------------------------------------------------------------------------
GARTMORE NATIONWIDE . . .             -8.95%   -8.30%   -6.15%          -4.70%
LEADERS FUND -
After Taxes on
Distributions2
------------------------------------------------------------------------------
GARTMORE NATIONWIDE . . .             -7.10%   -6.61%   -4.90%          -3.71%
LEADERS FUND -
After Taxes on
Distributions and
Sale of Shares2
------------------------------------------------------------------------------


-----------------------
1    The  Fund  commenced  operations  December  18,  2001.
2    The  Fund  commenced  operations  on  December  28,  2001.

                                          Since Inception
------------------------------------------------------------------------------
Fund                    Class       Class  Class  Institutional  Institutional
                          A           B      C    Service Class      Class
------------------------------------------------------------------------------

GARTMORE MICRO. .  N/A              N/A    N/A    N/A            N/A
CAP EQUITY
FUND -
Before Taxes1
------------------------------------------------------------------------------
GARTMORE MICRO. .  N/A              N/A    N/A    N/A            N/A
CAP EQUITY
FUND -
After Taxes on
Distributions1
------------------------------------------------------------------------------
GARTMORE MICRO. .  N/A              N/A    N/A    N/A            N/A
CAP EQUITY
FUND -
After Taxes on
Distributions and
Sale of Shares1
------------------------------------------------------------------------------
GARTMORE MID. . .  N/A              N/A    N/A    N/A            N/A
CAP GROWTH
FUND -
Before Taxes2
------------------------------------------------------------------------------
GARTMORE MID. . .  N/A              N/A    N/A    N/A            N/A
CAP GROWTH
FUND -
After Taxes on
Distributions2
------------------------------------------------------------------------------
GARTMORE MID. . .  N/A              N/A    N/A    N/A            N/A
CAP GROWTH
FUND -
After Taxes on
Distributions and
Sale of Shares2
------------------------------------------------------------------------------

-------------------------------
1 No performance information is provided because the Fund did not commence operations until June 27, 2002.
2 No performance information is provided because the Fund did not commence operations until September 30, 2002.


                                                        1 Year           Since Inception1
-------------------------------------------------------------------------------------------
Fund                                             Institutional Class   Institutional Class
-------------------------------------------------------------------------------------------

NORTHPOINTE SMALL CAP VALUE FUND -. . . . . . .               -17.12%                 3.81%
Before Taxes
-------------------------------------------------------------------------------------------
NORTHPOINTE SMALL CAP VALUE FUND -. . . . . . .               -17.29%                 2.82%
After Taxes on Distributions
-------------------------------------------------------------------------------------------
                                                              -11.14%                 2.62%
NORTHPOINTE SMALL CAP VALUE FUND -
After Taxes on Distributions and Sale of Shares
-------------------------------------------------------------------------------------------


----------------------------
1    The  Fund  commenced  operations  June  29,  2000.

--------------------------------------------------------------------------------

TOTAL  RETURNS  FOR  CLASS  R  SHARES  SHOWN  BEFORE  TAXES  ONLY.


Class R                               1 Year   5 Year   10 year or Life
                                                            of Fund
------------------------------------------------------------------------
                                                                   6.37%
GARTMORE BOND FUND1. . . . . . . . .   11.00%    6.48%
------------------------------------------------------------------------
                                       10.25%
GARTMORE GOVERNMENT BOND FUND 1                  7.42%             6.98%
------------------------------------------------------------------------
GARTMORE MORLEY ENHANCED . . . . . .    2.00%     N/A              3.07%
INCOME FUND2,3
------------------------------------------------------------------------
GARTMORE NATIONWIDE FUND1. . . . . .  -13.69%   -3.71%             9.14%
------------------------------------------------------------------------
GARTMORE GROWTH FUND1. . . . . . . .  -17.93%  -13.99%             1.56%
------------------------------------------------------------------------
GARTMORE LARGE CAP VALUE FUND4, 5. .  -13.97%     N/A             -1.25%
------------------------------------------------------------------------
GARTMORE MID CAP GROWTH FUND 4,6 . .     N/A      N/A             13.00%
------------------------------------------------------------------------
GARTMORE NATIONWIDE LEADERS FUND 4,7  -15.46%     N/A             -5.42%
------------------------------------  -------  -------  ----------------
GARTMORE U.S. GROWTH . . . . . . . .   -4.95%     N/A            -14.41%
 LEADERS FUND4,8
------------------------------------------------------------------------
GARTMORE WORLDWIDE LEADERS FUND 4,9.  -20.43%     N/A            -21.87%
------------------------------------  -------  -------  ----------------
GARTMORE INVESTOR DESTINATIONS . . .  -15.89%     N/A            -12.69%
AGGRESSIVE FUND 4,10
------------------------------------------------------------------------
GARTMORE INVESTOR DESTINATIONS . . .  -12.32%     N/A             -9.55%
MODERATELY AGGRESSIVE FUND 4,10
------------------------------------------------------------------------
GARTMORE INVESTOR DESTINATIONS . . .   -7.70%     N/A             -5.51%
MODERATE FUND4,10
------------------------------------------------------------------------
GARTMORE INVESTOR DESTINATIONS . . .   -3.12%     N/A             -1.83%
MODERATELY CONSERVATIVE FUND4,10
------------------------------------------------------------------------
GARTMORE INVESTOR DESTINATIONS . . .    0.63%      N/A              1.37%
CONSERVATIVE FUND4,10
------------------------------------------------------------------------

1 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class R shares (October 1, 2003), and which is the same as the performance for Class D shares. In addition, the performance for the period from May 11, 1998 to June 30, 2003 is based on Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class R shares would have produced because Class R shares invest in the same portfolio of securities as Class D shares. For Class R shares, these returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but do not reflect the additional fees applicable to the Class R shares; if these fees were reflected, the annual returns for Class R shares would have been lower.
2 These returns through June 30, 2003 are based on the performance of the Fund's Class A shares, which was achieved prior to the creation of the Class R shares (October 1, 2003). Excluding the effect of any fee waivers or reimbursements, Class R shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class A shares. For Class R shares, the returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but do not reflect the additional fees applicable to the Class R shares; if these fees were reflected, the annual returns for Class A shares would have been lower.
3    The  Fund  commenced  operations  on  December  29,  1999.
4 These returns through June 30, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class R shares (October 1, 2003). The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.
5    The  Fund  commenced  operations  on  November  2,  1998.
6    The  Fund  commenced  operations  on  October  1,  2002.
7    The  Fund  commenced  operations  on  December  28,  2001.
8    The  Fund  commenced  operations  on  June  30,  2000.
9    The  Fund  commenced  operations  on  August  31,  2000.
10   The  Fund  commenced  operations  on  March  31,  2000.


                                    1 Year                                 Since Inception1
----------------------------------------------------------------------------------------------------
Fund                Class     Institutional    Institutional   Class   Institutional   Institutional
                      A          Service           Class         A        Service          Class
                                  Class                                    Class
----------------------------------------------------------------------------------------------------

GARTMORE MORLEY .   -1.79%              2.06%           2.32%   1.90%           3.25%           3.49%
ENHANCED INCOME
FUND -
Before Taxes
----------------------------------------------------------------------------------------------------
GARTMORE MORLEY .   -3.21%              0.57%           0.73%   0.01%           1.29%           1.41%
ENHANCED INCOME
FUND -
After Taxes on
Distributions
----------------------------------------------------------------------------------------------------
GARTMORE MORLEY .   -1.27%              1.23%           1.39%   0.58%           1.63%           1.77%
ENHANCED INCOME
FUND -
After Taxes on
Distributions and
Sale of Shares
----------------------------------------------------------------------------------------------------


------------------------------
1    The  Fund  commenced  operations  December  29,  1999.

Gartmore Money Market Fund and Gartmore Morley Capital Accumulation Fund are shown before taxes only.



                         1 Year                          5 Years                             10 Years
--------------------------------------------------------------------------------------------------------------------
Fund           Prime   Service   Institutional    Prime   Service   Institutional    Prime   Service   Institutional
              Shares    Class1       Class1      Shares    Class1       Class1      Shares    Class1       Class1
--------------------------------------------------------------------------------------------------------------------
GARTMORE . .    1.00%     0.92%           1.10%    3.74%     3.65%           3.77%    4.15%     4.10%           4.16%
MONEY MARKET
FUND
--------------------------------------------------------------------------------------------------------------------


--------------------------
1 These returns through May 11, 1998 include performance of the Fund's predecessor fund, which was achieved prior to the creation of the Fund and which is the same as the performance shown for the Prime shares. In addition, the returns for the Service Class and Institutional Class shares include performance of the Prime shares from May 11, 1998 through January 4, 1999 for Service Class shares and through December 13, 2001 for
     Institutional Class shares. Excluding the effects of any fee waivers or reimbursements, Prime shares' average annual total returns are substantially similar to what Service Class and Institutional Class shares would have produced because Service Class and Institutional Class shares invest in the same portfolio of securities as Prime shares. For Service Class shares, these returns do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Service Class shares would have been lower. The Institutional Class share returns do not reflect the lower expenses applicable to such shares.


                             1 Year                                  Since Inception1
----------------------------------------------------------------------------------------------------
Fund      Class        Service       Institutional    IRA    Class  Service   Institutional    IRA
            A2          Class            Class       Class    A2     Class        Class       Class
----------------------------------------------------------------------------------------------------

GARTMORE
MORLEY .    0.63              3.82%           4.19%   3.75%   4.16     4.93%           5.34%   4.91%
CAPITAL
ACCUMUL-
ATION
FUND -
Before
Taxes
----------------------------------------------------------------------------------------------------


-------------------------------
1 The Service Class, IRA Class and Institutional Class commenced operations on February 1, 1999. The Class A shares commenced operations on July 16, 2003.
2 These returns through April 30, 2003 are based on the performance of the IRA Class shares, which was achieved prior to the creation of Class A shares. Excluding the effects of any fee waivers or reimbursements, IRA Class shares' average annual total returns are similar to what Class A shares would have produced because Class A shares will invest in the same portfolio of securities as IRA Class shares. The returns for Class A shares have been restated for sales charges, but do not reflect the additional fees applicable to such shares; if these were reflected, the annual returns for Class A shares would have been lower.

     The Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Government Bond Fund, Gartmore Morley Capital Accumulation Fund, Gartmore Morley Enhanced Income Fund and the Gartmore High Yield Bond Fund may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average daily number of shares outstanding during the period that were entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The effect of sales charges are not reflected in the calculation of the yields, therefore, a shareholders actual yield may be less.


     30-Day  Yields  for  the  Period  Ended  April  30,  2003
--------------------------------------------------------------------
Fund                           Class A   Class B   Class C   Class D
--------------------------------------------------------------------
GARTMORE TAX-FREE INCOME FUND     4.25%     3.69%     3.69%     4.56%
---------------------------------------------------------------------
GARTMORE GOVERNMENT BOND FUND     3.74%     3.27%     3.25%     4.04%
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     30-Day  Yields  for  the  Period  Ended  April  30,  2003
--------------------------------------------------------------------
Fund                           Class A   Class B   Class C   Institutional
                                                             Service Class
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GARTMORE HIGH YIELD BOND FUND     8.65%     7.92%     7.87%           8.88%
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            30-Day  Yields  for  the  Period  Ended  April  30,  2003
-------------------------------------------------------------------------
Fund                     Service Class   Institutional Class   IRA Class
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GARTMORE MORLEY CAPITAL           3.01%                 3.38%       2.94%
ACCUMULATION FUND
-------------------------------------------------------------------------


        30-Day  Yields  for  the  Period  Ended  April  30,  2003
-------------------------------------------------------------------
Fund                      Class A   Institutional   Institutional
                                    Service Class       Class
-------------------------------------------------------------------
GARTMORE MORLEY ENHANCED     3.51%           3.56%           3.83%
INCOME FUND
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     The Gartmore Tax-Free Income Fund may also advertise a tax equivalent yield computed by dividing that portion of the uniformly calculated yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. Assuming a tax rate of 39.1%, the tax equivalent yields for the Gartmore Tax-Free Income Fund for the 30-day period ended April 30, 2003 were 6.54% for Class A shares, 5.68% for Class B shares, 5.68% for Class C shares, and 7.02% for Class D shares.

     On June 23, 2003, the Montgomery Partners Long-Short Equity Plus Fund ("Montgomery Long-Short Equity Plus Fund") was reorganized into the Gartmore Long-Short Equity Plus Fund. The performance shown below reflects the returns for the predecessor fund through June 22, 2003, and the Gartmore Long-Short Equity Plus Fund from June 23, 2003 through June 30, 2003. From the Montgomery Long-Short Equity Plus Fund's inception on December 31, 1997 until January 18, 2003, Montgomery Asset Management, LLC ("MAM") served as its investment adviser. On January 18, 2003, GMFCT replaced MAM as the investment adviser for the Montgomery Long-Short Equity Plus Fund. The Gartmore Long-Short Equity Plus Fund is managed in a substantially similar manner as the Montgomery Long-Short Equity Plus Fund was, and there have been no material changes to the objectives and strategies.


                               1 Year                       5 Years        Since Inception1
---------------------------------------------------------------------------------------------------------
Fund                  Class    Class          Class        Class   Class   Class   Class   Class   Class
                       A2        B2             C            A2      B2      C       A2      B2      C
---------------------------------------------------------------------------------------------------------

GARTMORE LONG-SHORT   -5.19%    -5.35%             -2.19%   5.60%   6.45%   5.75%  11.75%  12.69%  10.41%
EQUITY PLUS FUND -
Before Taxes1
---------------------------------------------------------------------------------------------------------
GARTMORE LONG-SHORT   -5.19%    -5.35%             -2.19%   1.85%   2.62%   1.59%   8.14%   9.02%   6.45%
EQUITY PLUS FUND -
After Taxes on
Distributions1
---------------------------------------------------------------------------------------------------------
GARTMORE LONG-SHORT   -3.38%    -3.48%             -1.42%   3.16%   3.88%   3.16%   8.66%   9.48%   7.35%
EQUITY PLUS FUND -
After Taxes on
Distributions and
Sale of Shares1
---------------------------------------------------------------------------------------------------------


                                1 Year                             5 Years                  Since Inception1
-------------------------------------------------------------------------------------------------------------------
Fund               Institutional   Institutional     Institutional    Institutional   Institutional   Institutional
                      Service          Class3           Service           Class3         Service          Class3
                       Class3                           Class3                            Class3
-------------------------------------------------------------------------------------------------------------------

GARTMORE LONG-. .           0.83%           0.83%              6.92%           6.92%          13.02%          13.02%
SHORT EQUITY
PLUS FUND -
Before Taxes
-------------------------------------------------------------------------------------------------------------------
GARTMORE LONG-. .           0.83%           0.83%              3.13%           3.13%           9.36%           9.36%
SHORT EQUITY
PLUS FUND -
After Taxes on
Distributions
-------------------------------------------------------------------------------------------------------------------
GARTMORE LONG-. .           0.54%           0.54%              4.29%           4.29%           9.77%           9.77%
SHORT EQUITY
PLUS FUND -
After Taxes on
Distributions and
Sale of Shares
-------------------------------------------------------------------------------------------------------------------



1 The Fund's predecessor Fund, the Montgomery Partners Long-Short Equity Plus Fund, commenced operations for its Class C shares and Class R shares on December 31, 1997, and commenced operations for its Class A shares and Class B shares on October 31, 2001. As of June 23, 2003, the Gartmore Long-Short Equity Plus Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Montgomery Partners Long-Short Equity Plus Fund. At that time the Gartmore Long-Short Equity Plus Fund took on the performance of the Montgomery Partners
     Long-Short  Equity  Plus  Fund.
2 These returns through October 31, 2001, are based on the performance of the Fund's predecessor's Class R shares which was achieved prior to the creation of Class A and Class B shares. In addition, these returns from November 1, 2001 through June 22, 2003, are based on the performance of the Fund's predecessor's Class A and Class B shares, respectively. Excluding the effects of any fee waivers or reimbursements, Class R shares' average annual total returns are similar to what Class A and Class B shares would have produced because Class A and Class B shares invest in the same portfolio of securities as Class R shares and Class R and Class A shares had the same expenses after waivers. For Class A and Class B shares, these returns have been restated for sales charges, but Class B shares do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B shares would have been lower.
3 These returns through June 30, 2003, are based on the performance of the Fund's predecessor Class R shares through June 22, 2003 and the performance of the Fund's Class A shares from June 23, 2003 to June 30, 2003, both of which were achieved prior to the creation of Institutional Service Class and Institutional Class shares. The returns do not reflect the lower expenses of the Institutional Service Class and Institutional Class shares. Excluding the effects of any fee waivers or reimbursements, the Fund's predecessor Class R shares' and the Fund's Class A shares' average annual total returns are similar to what Institutional Service Class and Institutional Class shares would have produced because Institutional Service Class and Institutional Class shares invest in the same portfolio of securities as the Fund's predecessor Class R shares and the Fund's Class A shares.

     The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2002.

NONSTANDARD  RETURNS

     The Funds may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary. Sales charge percentages decrease as amounts invested increase as outlined in the prospectus; therefore, returns increase as sales charges decrease.

     Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

RANKINGS  AND  RATINGS  IN  FINANCIAL  PUBLICATIONS

     The Funds may report their performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments which the Funds may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

     Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as The Wall Street Journal, Barron's, Investor's Business Daily, Standard & Poor's Outlook and, Columbus Dispatch. The rankings may or may not include the effects of sales charges.

                             ADDITIONAL INFORMATION

DESCRIPTION  OF  SHARES

     The Trust presently offers the following 44 series of shares of beneficial interest, without par value and with the various classes listed:

FUND
----------------------------------------------  SHARE CLASS
--------------------------------------------------------------------------------------------
Gartmore Millennium Growth Fund. . . . . . . .  Class A, Class B, Class C, Class D,
                                                Institutional Service Class
Gartmore Growth Fund . . . . . . . . . . . . .  Class A, Class B, Class C, Class D, Class R,
                                                Institutional Service Class
Gartmore Nationwide Fund . . . . . . . . . . .  Class A, Class B, Class C, Class D, Class R,
                                                Institutional Service Class
Gartmore Tax-Free Income Fund. . . . . . . . .  Class A, Class B, Class C, Class D, Class X,
                                                Class Y
Gartmore Bond Fund . . . . . . . . . . . . . .  Class A, Class B, Class C, Class D, Class R,
                                                Class X, Class Y
Gartmore Government Bond Fund. . . . . . . . .  Class A, Class B, Class C, Class D, Class R,
                                                Class X, Class Y
Gartmore Money Market Fund . . . . . . . . . .  Service Class, Prime Shares, Class C,
                                                Institutional Class
Nationwide S&P 500 Index Fund. . . . . . . . .  Class A, Class B, Class C, Service Class,
                                                Institutional Service Class, Local Fund Shares,
                                                Institutional Class
Gartmore Large Cap Value Fund. . . . . . . . .  Class A, Class B, Class C, Class D, Class R,
                                                Institutional Service Class
Nationwide Large Cap Growth Fund . . . . . . .  Class A, Class B, Class C, Class D,
                                                Institutional Service Class
Nationwide Small Cap Fund. . . . . . . . . . .  Class A, Class B, Class C, Class D,
                                                Institutional Service Class
Gartmore Morley Capital Accumulation Fund. . .  Class A, Service Class, Institutional Class,
                                                IRA Class
Gartmore Value Opportunities Fund. . . . . . .  Class A, Class B, Class C, Institutional
                                                Service Class
Gartmore Morley Enhanced Income Fund . . . . .  Class A, Class R, Institutional Class,
                                                Institutional Service Class
Gartmore High Yield Bond Fund. . . . . . . . .  Class A, Class B, Class C, Institutional
                                                Service Class
Gartmore Investor Destinations Aggressive Fund  Class A, Class B, Class C, Class R,
                                                Service Class
Gartmore Investor Destinations . . . . . . . .  Class A, Class B, Class C, Class R,
Moderately Aggressive Fund . . . . . . . . . .  Service Class
Gartmore Investor Destinations . . . . . . . .  Class A, Class B, Class C, Class R,
Moderate Fund. . . . . . . . . . . . . . . . .  Service Class
Gartmore Investor Destinations Moderately. . .  Class A, Class B, Class C, Class R,
Conservative Fund. . . . . . . . . . . . . . .  Service Class
Gartmore Investor Destinations . . . . . . . .  Class A, Class B, Class C, Class R,
Conservative Fund. . . . . . . . . . . . . . .  Service Class
Nationwide Small Cap Index Fund. . . . . . . .  Class A, Class B, Class C,
                                                Institutional Class
Nationwide Mid Cap Market Index Fund . . . . .  Class A, Class B, Class C,
                                                Institutional Class
Nationwide International Index Fund. . . . . .  Class A, Class B, Class C,
                                                Institutional Class
Nationwide Bond Index Fund . . . . . . . . . .  Class A, Class B, Class C,
                                                Institutional Class
NorthPointe Small Cap Value Fund . . . . . . .  Institutional Class
Gartmore U.S. Growth Leaders Fund. . . . . . .  Class A, Class B, Class C, Class R,
                                                Institutional Service Class
Gartmore Global Technology and . . . . . . . .  Class A, Class B, Class C,
Communications Fund. . . . . . . . . . . . . .  Institutional Service Class
Gartmore Emerging Markets Fund . . . . . . . .  Class A, Class B, Class C, Institutional
                                                Service Class
Gartmore International Growth Fund . . . . . .  Class A, Class B, Class C, Institutional
                                                Service Class
Gartmore Worldwide Leaders Fund. . . . . . . .  Class A, Class B, Class C, Class R,
                                                Institutional Service Class
Gartmore International Small Cap . . . . . . .  Class A, Class B, Class C, Institutional
Growth Fund. . . . . . . . . . . . . . . . . .  Service Class, Institutional Class
Gartmore Global Health Sciences Fund . . . . .  Class A, Class B, Class C, Institutional
                                                Service Class
Gartmore Asia Pacific Leaders Fund . . . . . .  Class A, Class B, Class C, Institutional
                                                Service Class
Gartmore European Leaders Fund . . . . . . . .  Class A, Class B, Class C, Institutional
                                                Service Class
Gartmore Global Financial Services Fund. . . .  Class A, Class B, Class C, Institutional
                                                Service Class
Gartmore Global Small Companies Fund . . . . .  Class A, Class B, Institutional Service Class
Gartmore Global Utilities Fund . . . . . . . .  Class A, Class B, Class C, Institutional
                                                Service Class
Gartmore Long-Short Equity Plus. . . . . . . .  Class A, Class B, Class C, Institutional
                                                Service Class, Institutional Class
Gartmore Micro Cap Equity Fund . . . . . . . .  Class A, Class B, Class C, Institutional
                                                Service Class, Institutional Class
Gartmore Mid Cap Growth Fund . . . . . . . . .  Class A, Class B, Class C, Class R,
                                                Institutional Service Class, Institutional Class
Gartmore Nationwide Leaders Fund . . . . . . .  Class A, Class B, Class C, Class R,
                                                Institutional Service Class
Gartmore OTC Fund. . . . . . . . . . . . . . .  Class A, Class B, Class C
Gartmore Nationwide. . . . . . . . . . . . . .  Class A, Class B, Class C
 Principal Protected Fund
Gartmore Nationwide Growth Focus Fund. . . . .  Class A, Class B, Institutional
                                                Service Class

     You have an interest only in the assets of the Fund whose shares you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING  RIGHTS

     Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular fund affected by the proposal. In addition, holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

     To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

ADDITIONAL  GENERAL  TAX  INFORMATION  FOR  ALL  FUNDS

     THE INFORMATION DISCUSSED IN THIS SECTION APPLIES GENERALLY TO ALL OF THE FUNDS, BUT IS SUPPLEMENTED OR MODIFIED IN ADDITIONAL SEPARATE SECTIONS THAT ARE PROVIDED BELOW FOR GARTMORE TAX-FREE INCOME FUND, GARTMORE MONEY MARKET FUND AND INVESTOR DESTINATIONS FUNDS.

BUYING  A  DIVIDEND

     If you invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution, and you will in effect receive some of your investment back, but in the form of a taxable distribution.

MULTI-CLASS  FUNDS

     Funds with multiple classes of shares calculate dividends and capital gain distributions the same way for each class. The amount of any dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) and administrative services fees applicable to each class.

DISTRIBUTIONS  OF  NET  INVESTMENT  INCOME

     Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. . If you are a taxable investor, any income dividends (other than qualified dividends) a Fund pays are taxable to you as ordinary income. A portion of the income dividends paid to you may be qualified dividends (described below) eligible to be taxed at reduced rates.

DISTRIBUTIONS  OF  CAPITAL  GAIN

     A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain (excess of net long-term capital gain over net short-term capital loss) realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

INVESTMENTS IN FOREIGN SECURITIES The next three paragraphs describe tax considerations that are applicable to Funds that invest in foreign securities.

     Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain. Pass-through of foreign tax credits. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. If more than 50% of a Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

     The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes by paid by a Fund) will be reduced if you receive from a Fund qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

     PFIC securities. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, a Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security would cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends will NOT qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund.

INFORMATION  ON  THE  AMOUNT  AND  TAX  CHARACTER  OF  DISTRIBUTIONS

     Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, as qualified dividends or as capital gains, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December but paid in January are taxable to you as if they were paid in December.

ELECTION  TO  BE  TAXED  AS  A  REGULATED  INVESTMENT  COMPANY

     Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Codeof 1986, as amended (the "Code"). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Trust's Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

EXCISE  TAX  DISTRIBUTION  REQUIREMENTS

     To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

SALES  OF  FUND  SHARES

     Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, whether you receive cash or exchange them for shares of a different Gartmore Fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize generally is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares.

     Sales at a loss within six months of purchase. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

     Deferral of basis. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:
- In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
- You sell some or all of your original shares within 90 days of their purchase, and
- You reinvest the sales proceeds in the Fund or in another Gartmore Fund, and the sales charge that would otherwise apply is reduced or eliminated;

THEN:

In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

     Wash sales. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S.  GOVERNMENT  SECURITIES

     The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (Ginnie Mae) or Federal National Mortgage Association (Fannie Mae) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

QUALIFIED  DIVIDEND  INCOME  FOR  INDIVIDUALS

     For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund from the following sources of income:

-    dividends  paid  by  domestic  corporations,
-    dividends  paid  by  qualified  foreign  corporations,  including:
     -    corporations  incorporated  in  a  possession  of  the  U.S.,
     - corporations eligible for income tax treaty benefits with the U.S. under treaties determined by the Treasury Department to be qualified, and
     -    corporations  whose  stock  is traded on domestic securities exchange.

     If a Fund's income is derived primarily from interest rather than dividends as in the case of the fixed income Funds, generally none of its distributions are expected to be qualified dividend income eligible for taxation at reduced rates. If 95% or more of a Fund's income is from qualified sources, the Fund will be allowed to designate 100% of the Fund's distributions as qualified dividend income. These reduced rates of taxation for qualified dividends are scheduled to expire for taxable years beginning after December 31, 2008, unless extended or made permanent before that date.

     The amount of a Fund's ordinary dividend distribution that is eligible for this favored tax treatment will be reported by the Fund in its year-end tax notices to shareholders.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS

     If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

INVESTMENT  IN  COMPLEX  SECURITIES

     A Fund may invest in complex securities (e.g., futures, options, forward currency contracts, short-sales, PFICs, etc.) that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

NON-U.S.  INVESTORS

     Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in a Fund.

BACKUP  WITHHOLDING

     By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 28% of any distributions or proceeds paid.

ADDITIONAL  TAX  INFORMATION  WITH  RESPECT  TO  GARTMORE  TAX-FREE  INCOME FUND

     The tax information described in "Additional General Tax Information for All Funds" above applies to the Gartmore Tax-Free Income Fund, except as noted in this section.

EXEMPT-INTEREST  DIVIDENDS

     By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

DIVIDENDS  FROM  TAXABLE  INCOME

     The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS AND GAIN OR LOSS ON SALE OR EXCHANGE OF YOUR FUND SHARES

     The Fund may realize a capital gain or loss on sale of portfolio securities. Distributions of capital gains are taxable to you. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.

     When you sell your shares in the Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale.

INFORMATION  ON  THE  AMOUNT  AND  TAX  CHARACTER  OF  DISTRIBUTIONS

     The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, as tax-exempt or as tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned by the Fund during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

REDEMPTION  AT  A  LOSS  WITHIN  SIX  MONTHS  OF  PURCHASE

     Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

QUALIFIED  DIVIDEND  INCOME  FOR  INDIVIDUALS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ALTERNATIVE  MINIMUM  TAX

     Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax adviser before buying shares of the Fund.

TREATMENT  OF  INTEREST  ON  DEBT  INCURRED  TO  HOLD  FUND  SHARES

Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

LOSS  OF  STATUS  OF  SECURITIES  AS  TAX-EXEMPT

Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

ADDITIONAL  TAX  INFORMATION  WITH  RESPECT  TO  GARTMORE  MONEY  MARKET  FUND

     The tax information described in "Additional General Tax Information for All Funds" above applies to the Money Market Fund, except as noted in this section.

DISTRIBUTIONS  OF  NET  INVESTMENT  INCOME

     The Fund typically declares dividends from its daily net income each day that its net asset value is calculated, and pays such dividends monthly. The Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS  OF  CAPITAL  GAIN

     The Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. If you are a taxable investor, distributions from net short-term capital gain will be taxable to you as ordinary income. Because the Fund is a money market fund, it is not expected to realize any long-term capital gain.

MAINTAINING  A  $1  SHARE  PRICE

     Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust distributions, including withholding dividends, to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

REDEMPTION  OF  FUND  SHARES

     Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because the Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale.

QUALIFIED  DIVIDEND  INCOME  FOR  INDIVIDUALS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ADDITIONAL  INFORMATION  FOR  THE  INVESTOR  DESTINATIONS  FUNDS

Each of the Investor Destinations Funds invests in one or more Underlying Funds. The tax consequences of an investment in an Investor Destinations Fund are generally the same as the consequences of investment in a non-Investor Destinations Fund, except as noted below.

DISTRIBUTIONS  OF  NET  INVESTMENT  INCOME

     An Investor Destinations Fund's income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Investor Destinations Fund. Any distributions by an Investor Destinations Fund from such income (other than qualified dividend income) will be taxable to you as ordinary income, whether you receive them in cash or additional shares. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

DISTRIBUTIONS  OF  CAPITAL  GAIN

     An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to an Investor Destinations Fund as capital gain distributions. An Investor Destinations Fund may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in an Investor Destinations Fund. Capital gain will be distributed by an Investor Destinations Fund once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Investor Destinations Fund.

EFFECT  OF  FOREIGN  INVESTMENTS  ON  DISTRIBUTIONS

     Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Investor Destinations Fund as ordinary income, and any loss will reduce an Underlying Fund's ordinary income otherwise available for distribution to the Investor Destinations Fund. This treatment could increase or decrease an Underlying Fund's ordinary income distributions to an Investor Destinations Fund and, in turn, to you, and may cause some or all of the Underlying Fund's previously distributed income to be classified as a return of capital to the Investor Destinations Fund. A return of capital generally is not taxable to an Investor Destinations Fund, but reduces the Investor Destinations Fund's tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Investor Destinations Fund's tax basis is taxable to the Investor Destinations Fund as a capital gain.

Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund's ordinary income distributions to an Investor Destinations Fund and, in turn, to you.

U.S.  GOVERNMENT  SECURITIES

     The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by an Investor Destinations Fund. Dividends paid by an Investor Destinations Fund may not be exempt from state and local taxes in certain states when the Investor Destinations Fund invests in U.S. government securities only indirectly by investing in an Underlying Fund.



                               MAJOR SHAREHOLDERS

     As of September 23, 2003, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

     As of September 23, 2003, the following shareholders held five percent or greater of the shares of a class of a Fund:

                                                                                PERCENT  OF  THE
                                                                                  CLASS  TOTAL
                                                                                ASSETS  HELD  BY
FUND/CLASS                                                      NO. OF SHARES    THE SHAREHOLDER
------------------------------------------------------------------------------------------------
GARTMORE BOND FUND - CLASS A

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         237201.22            22.64%

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .        221902.938            21.18%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .        111414.892            10.63%

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                                      170

GARTMORE BOND FUND CLASS D

NATIONWIDE LIFE INSURANCE COMPANY
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       5460241.592            40.37%

GARTMORE BOND FUND - CLASS X

BEATRICE BERGER
670 APPLE ST
RED HILL PA  180761355 . . . . . . . . . . . . . . . . . . .         24212.674             6.18%

GARTMORE BOND FUND - CLASS Y

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH  44805
                                                                      4143.781            15.59%
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .           4053.78            15.25%

DAVID F RICHMOND
GLENNA M RICHMOND
114 OLD GRANDVIEW RD
BEAVER WV  25813 . . . . . . . . . . . . . . . . . . . . . .          3943.159            14.83%

RAYMOND JAMES   ASSOC INC
FBO WHITE CE TR
880 CARILLON PKWY
ST PETERSBURG FL  33716. . . . . . . . . . . . . . . . . . .          2304.864             8.67%

DONNA J GARST
718 WARREN AVE
BELPRE OH  45714 . . . . . . . . . . . . . . . . . . . . . .          1669.491             6.28%

GARTMORE EMERGING MARKETS FUND - CLASS A

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .        479187.498            65.67%

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . . . . . . . . . . .        166904.046            22.87%

GARTMORE EMERGING MARKETS FUND - CLASS B

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . . . . . . . . . . .         166776.43            86.91%

GARTMORE EMERGING MARKETS FUND - CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .          6387.644            64.91%

GREGORY G BOLING
8373 KINGSTON PIKE
KNOXVILLE TN  379195451. . . . . . . . . . . . . . . . . . .          1202.241            12.22%

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                                      171

JIMMY R PIERSON
1401 UNIVERSITY BLVD
KINGSPORT TN  37660. . . . . . . . . . . . . . . . . . . . .           592.417             6.02%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .           535.906             5.45%

MARGARET CHIN
WING Y CHIN
8204 GONDOLA DR
ORLANDO FL  32809. . . . . . . . . . . . . . . . . . . . . .           510.988             5.19%

GARTMORE EMERGING MARKETS FUND - INSTITUTIONAL SERVICE CLASS

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . . . . . . . . . . .         167072.74           100.00%

GARTMORE FOCUS FUND - CLASS A

BANQUE FINAMA
157 BOULEVARD HAUSSMANN
75803 PARIS CEDEX 08
572 043 800 RCS PARIS APE 651C  067. . . . . . . . . . . . .       1327433.629            37.28%

PRUDENTIAL SECURITIES INCOME SPEC CUS
THE EXCLUSIVE BENE OF CUSTOMERS
1 NEW YORK PLZ
NEW YORK NY  102920001 . . . . . . . . . . . . . . . . . . .        644431.027            18.10%

RAMPART INSURANCE COMPANY
199 WATER ST
NEW YORK NY  100383526 . . . . . . . . . . . . . . . . . . .            500000            14.04%

WACHOVIA BANK FBO
VARIOUS RETIREMENT PLANS
1525 WEST WT HARRIS BLVD
CHARLOTTE NC  282881151. . . . . . . . . . . . . . . . . . .          378514.8            10.63%

FIRST UNION NATIONAL BANK
SOREMA NA CORP PENSION PL
1525 W WT HARRIS BLVD
CHARLOTTE NC  282628522. . . . . . . . . . . . . . . . . . .        323860.233             9.10%

GARTMORE FOCUS FUND - CLASS B

GROUPAMA ACTIONS INTERNATIONALES
25 RUE DE COURCELLES
75008 PARIS FRANCE  067. . . . . . . . . . . . . . . . . . .           3000000            97.33%

GARTMORE FOCUS FUND - CLASS C

CCAMA
25 RUE DE COURCELLES
75008 PARIS FRANCE  067. . . . . . . . . . . . . . . . . . .           2500000            84.57%

CITIGROUP GLOBAL MARKETS INC
00144001357
333 WEST 34TH    FLOOR ST
NEW YORK NY  10001. . . . . . . . . . . . . . . . . . . . .        415316.638            14.05%

GARTMORE GLOBAL FINANCIAL SERVICES FUND - INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         75251.083           100.00%

--------------------------------------------------------------------------------
                                      172

GARTMORE GLOBAL FINANCIAL SERVICES FUND - CLASS A

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         75192.189            79.29%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         15447.166            16.29%

GARTMORE GLOBAL FINANCIAL SERVICES FUND - CLASS B

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         75019.832            96.70%

GARTMORE GLOBAL FINANCIAL SERVICES FUND - CLASS C

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         75019.832            99.11%

GARTMORE GLOBAL HEALTH SCIENCES FUND -
CLASS A

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .        169400.285            43.81%

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . . . . . . . . . . .         83414.562            21.57%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         51927.155            13.43%

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         21951.965             5.68%

LPL FINANCIAL SERVICES
A C 1225-1798
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  921211968. . . . . . . . . . . . . . . . . . .          20071.08             5.19%

GARTMORE GLOBAL HEALTH SCIENCES FUND - CLASS B

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . . . . . . . . . . .         83333.333            93.68%

GARTMORE GLOBAL HEALTH SCIENCES FUND - CLASS C

FIRST CLEARING CORPORATION
A C 8594-1847
169 EAST 69TH STREET APT 9D
FCC AS CUSTODIAN
NY NY  100215163 . . . . . . . . . . . . . . . . . . . . . .          7373.563            45.98%

--------------------------------------------------------------------------------
                                      173

AG EDWARDS & SONS INCOME FBO
BYRON S DELMAN TTEE
ONE NORTH JEFFERSON
SAINT LOUIS MO  631032287
                                                                      7115.265            44.37%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .          1257.189             7.84%

GARTMORE GLOBAL HEALTH SCIENCES FUND - INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS OH  432182029
                                                                    293863.892            77.86%
GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . . . . . . . . . . .         83467.781            22.11%

GARTMORE GLOBAL TECHNOLOGY & COMMUNICATIONS FUND - CLASS A

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .        337131.214            38.78%

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN PA  194282436 . . . . . . . . . . . . . . . . .        179941.703            20.70%

GARTMORE GLOBAL TECHNOLOGY & COMMUNICATIONS FUND - CLASS B

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN PA  194282436 . . . . . . . . . . . . . . . . .        180008.748            57.27%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .         17110.224             5.44%

GARTMORE GLOBAL TECHNOLOGY & COMMUNICATIONS FUND - CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH  44805. . . . . . . . . . . . . . . . . . . . . .          1890.278            23.56%

STEPHENS INCOME FBO
39354905
111 CENTER STREET
LITTLE ROCK AR  72201. . . . . . . . . . . . . . . . . . . .          1587.302            19.79%

JOHN S SHERRICK
ANNA L SHERRICK
1080 U S 250 N
ASHLAND OH  448059474. . . . . . . . . . . . . . . . . . . .           766.504             9.56%

EDYTA RYJEWSKI
EMILIA M RYJEWSKI
908 N WATERFORD LN
WILMINGTON DE  19808 . . . . . . . . . . . . . . . . . . . .           721.732             9.00%

EDYTA RYJEWSKI
MATTHEW G RYJEWSKI
908 N WATERFORD LN
WILMINGTON DE  19808
                                                                       721.732             9.00%

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                                      174

IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE SC  29605
                                                                       595.339             7.42%
JON E HACKELTON
3605 ROCHDALE LN
KNOXVILLE TN  37931. . . . . . . . . . . . . . . . . . . . .           479.133             5.97%

GARTMORE GLOBAL TECHNOLOGY & COMMUNICATIONS FUND - INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS OH  432182029
                                                                    857740.113            82.66%
GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN PA  194282436
                                                                    179941.595            17.34%

GARTMORE GLOBAL UTILITIES FUND -INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .          76302.25           100.00%


GARTMORE GLOBAL UTILITIES FUND - CLASS A

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         76084.533            86.03%

FIRST CLEARING LLC
A/C 4742-6880
770 S VERMONT AVENUE
LOS ANGELES CA  900051520. . . . . . . . . . . . . . . . . .           8878.74            10.04%

GARTMORE GLOBAL UTILITIES FUND - CLASS B

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         75573.167            99.46%

GARTMORE GLOBAL UTILITIES FUND - CLASS C

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         75572.408            99.75%

GARTMORE GOVERNMENT BOND FUND - CLASS A

NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 1
1200 RIVER RD
CONSHOHOCKEN PA  19428 . . . . . . . . . . . . . . . . . . .       3259363.484            61.06%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       1408142.442            26.38%

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                                      175

GARTMORE GOVERNMENT BOND FUND - CLASS D

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .        9684981.79            63.89%

GARTMORE GOVERNMENT BOND FUND - CLASS Y

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         93387.403            51.38%

JOYCE L RICE
ROSILAND KNIGHT
4434 CATAMOUNT DR
LILBURN GA  30047. . . . . . . . . . . . . . . . . . . . . .         17332.562             9.54%

JOYCE L RICE
ROSILAND KNIGHT
4434 CATAMOUNT DR
LILBURN GA  30047. . . . . . . . . . . . . . . . . . . . . .         17286.604             9.51%

GARTMORE GROWTH FUND - INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE COMPANY
QPVA- EISP
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .      12453459.581           100.00%

GARTMORE GROWTH FUND - CLASS A

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .        209430.247            19.01%

GARTMORE GROWTH FUND - CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH  44805. . . . . . . . . . . . . . . . . . . . . .          7473.617            42.28%

JERRI JO TARANTINO
AGOSTINO TARANTINO
6116 PEPPERGRASS CT
WESTERVILLE OH  43082. . . . . . . . . . . . . . . . . . . .          1669.517             9.44%

MICHAEL T EMMONS
TAYLOR WILLIAM EMMONS TRUST
23 BRIDGTON RD
C/O MARY TALIENTO
WESTBROOK ME  04092. . . . . . . . . . . . . . . . . . . . .          1089.325             6.16%

GARTMORE GROWTH FUND - CLASS D

NATIONWIDE LIFE INSURANCE COMPANY
NACO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       3086990.366             7.80%

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                                      176

GARTMORE HIGH YIELD BOND FUND - INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE COMPANY
INVESTMENT ACCOUNTING
NATIONWIDE PLAZA 1 32ND FLOOR
ATTN PAM SMITH
COLUMBUS OH  43218 . . . . . . . . . . . . . . . . . . . . .      15134032.119            99.83%

GARTMORE HIGH YIELD BOND FUND - CLASS A

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .        682199.068            64.80%

WILLIAM R WEBER
665 HOPKINS RD
WILIAMSVILLE NY  142212435 . . . . . . . . . . . . . . . . .          78609.17             7.47%

GARTMORE HIGH YIELD BOND FUND - CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         45631.908            38.38%

FIRST CLEARING CORPORATION
A C 8706-6018
713 E 11TH ST
SAND SPRINGS OK  740638928 . . . . . . . . . . . . . . . . .          16103.06            13.54%

LINDA LISBOA
2553 WILLOWSPRING CT
CINCINNATI OH  452311166 . . . . . . . . . . . . . . . . . .         10182.582             8.56%

MICHAEL JAMES OKAL
9 CLOVERSIDE DR
LANCASTER NY  140862907. . . . . . . . . . . . . . . . . . .          7999.163             6.73%

A G EDWARDS SONS INCOME FBO
MARRIANNE B MARTIN TTEE
ONE NORTH JEFFERSON
A C 0829-006529
ST LOUIS MO  631032287 . . . . . . . . . . . . . . . . . . .          7385.788             6.21%

GARTMORE HIGH YIELD BOND FUND - CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .        326590.402            79.46%

A G EDWARDS SONS INCOME FBO
IVORYTON CONGREGATIONAL
ONE NORTH JEFFERSON
A C 0234-216937
ST LOUIS MO  631032287 . . . . . . . . . . . . . . . . . . .         49431.408            12.03%

GARTMORE INTERNATIONAL GROWTH FUND - CLASS A

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . . . . . . . . . . .          333333.3            91.50%

GARTMORE INTERNATIONAL GROWTH FUND - CLASS B

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . . . . . . . . . . .          333333.3            96.27%

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                                      177

GARTMORE INTERNATIONAL GROWTH FUND - CLASS C

GRACE A DIPPEL
12601 ENCINO DR
MANCHACA TX  78652 . . . . . . . . . . . . . . . . . . . . .          1034.049            44.18%

TOD J SAMUELS
13202 TURKEY ROOST DR
MANCHACA TX  786523068 . . . . . . . . . . . . . . . . . . .           536.401            22.92%

DAVID E LEWIS
301 WEST POINTE DR
SPARTANBURG SC  29301. . . . . . . . . . . . . . . . . . . .           248.027            10.60%

SHARON L SHIRES
7255 SCARLET OAK DR
ROANOKE VA  24019
                                                                       239.527            10.23%
SANDRA S REYES
JOSE A REYES
PO BOX 17081
AUSTIN TX  78760
                                                                       151.976             6.49%
MICHAEL L DICHAZI JR
JENNIFER L DICHAZI
138 TERA MANOR
WINTERSVILLE OH  43953
                                                                       127.226             5.44%
GARTMORE INTERNATIONAL GROWTH FUND - INSTITUTIONAL SERVICE CLASS

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436
                                                                      333333.4           100.00%

GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND - CLASS A

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436
                                                                        125000            77.30%
NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .          27287.33            16.88%

GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND - CLASS B

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436
                                                                        125000            97.37%
GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND - CLASS C

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .           711.238            57.00%

DENNIS PFEFFENBERGER
NICHOLAS L PFEFFENBERGER
1113 NEIL AVE
SAINT MARYS OH  45885. . . . . . . . . . . . . . . . . . . .           195.442            15.66%

DENNIS PFEFFENBERGER
AARON M PFEFFENBERGER
1113 NEIL AVE
SAINT MARYS OH  45885. . . . . . . . . . . . . . . . . . . .           175.835            14.09%

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                                      178

JEAN B NEWTON
25 WELLINGTON CT
FRANKLINTON NC  27525. . . . . . . . . . . . . . . . . . . .            70.125             5.62%

GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND - INSTITUTIONAL CLASS

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . . . . . . . . . . .            125000           100.00%

GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND - INSTITUTIONAL SERVICE CLASS

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . . . . . . . . . . .            125000           100.00%

GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND - CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .        107798.314            30.68%

NFSC FEBO BNW-928259
NFS FMTC IRA
222 VALLEY DRIVE
YREKA CA  96097. . . . . . . . . . . . . . . . . . . . . . .         43238.216            12.31%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .         31976.122             9.10%

A G EDWARDS SONS INCOME FBO
MOSE H WILSON
ONE NORTH JEFFERSON
ST LOUIS MO  631032287 . . . . . . . . . . . . . . . . . . .         30634.555             8.72%

GILBERT W CATRON
PO BOX 240
WYTHEVILLE VA  243820240 . . . . . . . . . . . . . . . . . .         27325.866             7.78%

GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND - CLASS B

FIRST CLEARING LLC
A C 6110-1464
53 RED BARN ROAD
FCC AS CUSTODIAN
TRUMBULL CT  06611 . . . . . . . . . . . . . . . . . . . . .         27089.174            26.90%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         18670.787            18.54%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .         11820.781            11.74%

MORGAN KEEGAN COMPANY  INC
FBO 161070211
50 NORTH FRONT STREET
MEMPHIS TN  38103. . . . . . . . . . . . . . . . . . . . . .          7368.402             7.32%

GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND - CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .        362227.838            58.24%

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                                      179

A G EDWARDS SONS
CUSTODIAN FOR
35 SCHOOL HOUSE ROAD
ROTH IRA ACCOUNT
OLD SAYBROOK CT  064754034 . . . . . . . . . . . . . . . . .        149529.624            24.04%

LPL FINANCIAL SERVICES
A C 3165-6956
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  921211968. . . . . . . . . . . . . . . . . . .         33755.111             5.43%

GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND - SERVICE CLASS

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       7403554.177            48.79%

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       7108640.507            46.85%

GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND - CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         31210.812            17.81%

DELMAS P WOOD JR REVOCABLE TRUST
DELMAS P WOOD TRUSTEE
17515 DR BIRD RD
SANDY SPRING MD  208601212 . . . . . . . . . . . . . . . . .         13577.532             7.75%

BARBARA ANN MARMON ELLIS
HARRY T ELLIS
178 NELMS RD
FAYETTEVILLE GA  302155121 . . . . . . . . . . . . . . . . .          9565.066             5.46%

GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND - CLASS B

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .         56156.572            38.01%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         21690.175            14.68%

A G EDWARDS SONS INCOME C F
ELAINE D BIELOUS
38101 GRANTLAND STREET
LIVONIA MI  481505026. . . . . . . . . . . . . . . . . . . .         12276.302             8.31%

MCDONALD INVESTMENTS INCOME  FBO
86945466
4900 TIEDEMAN ROAD
BROOKLYN OH  44144 . . . . . . . . . . . . . . . . . . . . .          8758.216             5.93%

GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND - CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         73918.881            34.56%

A G EDWARDS SONS INCOME C F
JAMES J MCMAHON
560 MILL ROAD
TUCKAHOE NJ  082703311 . . . . . . . . . . . . . . . . . . .         25798.163            12.06%

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                                      180

LPL FINANCIAL SERVICES
A C 1244-5420
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  921211968. . . . . . . . . . . . . . . . . . .         21508.614            10.06%

JAMES ISLAND CHRISTIAN CHURCH
12 SAWGRASS RD
CHARLESTON SC  29412 . . . . . . . . . . . . . . . . . . . .         15135.584             7.08%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .         14555.675             6.80%

WEDBUSH MORGAN SECURITIES
A C 6713-8943
1000 WILSHIRE BLVD
LOS ANGELES CA  90017. . . . . . . . . . . . . . . . . . . .         11506.428             5.38%

GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND - SERVICE CLASS

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       3573297.699            61.64%

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       1818367.809            31.37%

BANK ONE TRUST
PO BOX 160
A/C 6800103525
WESTERVILLE OH  430860160. . . . . . . . . . . . . . . . . .         387326.91             6.68%

GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND - CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .        309907.136            35.47%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .         70385.918             8.06%

A G EDWARDS SONS INCOME C F
DUANE A TWEETEN
21945 MAYROSE BLVD
BROOKFIELD WI  530453943 . . . . . . . . . . . . . . . . . .          60553.33             6.93%

FIRST CLEARING CORPORATION
A C 1528-9104
1235 S OWASSO AVE
TULSA OK  741205013. . . . . . . . . . . . . . . . . . . . .          48984.22             5.61%

NFSC FEBO HTK-013285
NFS FMTC IRA
22997 AMY RD
SAEGERTOWN PA  16433 . . . . . . . . . . . . . . . . . . . .         48644.274             5.57%

GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND - CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         152459.99            35.87%

--------------------------------------------------------------------------------
                                      181

A G EDWARDS SONS INCOME FBO
KATHLEEN HALEY-GREEN
ONE NORTH JEFFERSON
A C 0677-057734
ST LOUIS MO  631032287 . . . . . . . . . . . . . . . . . . .         55454.894            13.05%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .         50699.424            11.93%

FIRST CLEARING LLC
A C 8389-6515
8531 W 61ST
FCC AS CUSTODIAN
TULSA OK  741317303. . . . . . . . . . . . . . . . . . . . .         30167.988             7.10%

GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND - CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .        634973.723            47.89%

AG EDWARDS & SONS INCOME FBO
LEONARD I BUSAM
ONE NORTH JEFFERSON
SAINT LOUIS MO  631032287. . . . . . . . . . . . . . . . . .        288090.002            21.73%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .        131592.972             9.92%

GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND - SERVICE CLASS

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .      11679206.944            48.49%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .      11208230.226            46.54%

GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND - CLASS A

PATRICIA G MCGEE
1705 WAXHAW-MARVIN RD
WAXHAW NC  28173 . . . . . . . . . . . . . . . . . . . . . .         94476.044            19.71%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .         71384.866            14.89%

LPL FINANCIAL SERVICES
A C 2868-5713
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  921211968. . . . . . . . . . . . . . . . . . .         52245.563            10.90%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         39440.463             8.23%

JOHN E MELLONS
602 UNION ST
KINGSPORT TN  37660. . . . . . . . . . . . . . . . . . . . .         24729.652             5.16%

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                                      182

GARTMORE INVESTOR DESTINATIONS MOD ERATELY CONSERVATIVE FUND - CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         54100.245            27.23%

AG EDWARDS & SONS
C/F JAMES H MCCARTHY
177 SANDWICH ST
PLYMOUTH MA  023602423 . . . . . . . . . . . . . . . . . . .         28752.258            14.47%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .         14231.083             7.16%

LPL FINANCIAL SERVICES
A C 1575-3857
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  921211968. . . . . . . . . . . . . . . . . . .         13275.152             6.68%

FIRST CLEARING CORPORATION
A C 7665-1216
2524 HOMESTEAD
FCC AS CUSTODIAN
ENID OK  737031647 . . . . . . . . . . . . . . . . . . . . .         12798.181             6.44%

NANCY LOUISE BOONE
ESTATE OF STEVEN ALAN THOMAS
1436 HIGH ST
WESTMINSTER MD  21158. . . . . . . . . . . . . . . . . . . .         11250.833             5.66%

GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE TUND - CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .        232911.607            44.62%

A G EDWARDS SONS
CUSTODIAN FOR
9510A ROYALE DRIVE
IRA ACCOUNT
FT MYERS FL  339055307 . . . . . . . . . . . . . . . . . . .         66147.909            12.67%

NFSC FEBO RCT-147036
NFS FMTC ROTH IRA
169 PORTSMOUTH STREET
CONCORD NH  03301. . . . . . . . . . . . . . . . . . . . . .         40194.496             7.70%

LPL FINANCIAL SERVICES
A C 6713-8226
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  921211968. . . . . . . . . . . . . . . . . . .         28677.792             5.49%

GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE - SERVICE CLASS

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       4215425.786            54.19%

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       3003822.818            38.62%

BANK ONE TRUST
PO BOX 160
A/C 6800103524
WESTERVILLE OH  430860160. . . . . . . . . . . . . . . . . .        530795.635             6.82%

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                                      183

GARTMORE INVESTOR DESTINATIONS MODERATE FUND - CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         159315.01            18.76%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .        111243.642            13.10%

A G EDWARDS SONS INCOME C F
MARGARET REDMOND
13206 MYFORD ROAD 720
TUSTIN CA  927829125 . . . . . . . . . . . . . . . . . . . .         68299.664             8.04%

GARTMORE INVESTOR DESTINATIONS MODERATE FUND - CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .        164640.083            32.89%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ  073039998
                                                                     79364.537            15.86%
LPL FINANCIAL SERVICES
A C 6352-6311
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  921211968. . . . . . . . . . . . . . . . . . .         59481.781            11.88%

A G EDWARDS SONS
CUSTODIAN FOR
50 SMITH LANE
IRA ACCOUNT
KINGSTON MA  023642263 . . . . . . . . . . . . . . . . . . .         29807.394             5.96%

GARTMORE INVESTOR DESTINATIONS MODERATE FUND - CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         750722.26            55.09%

A G EDWARDS SONS INCOME C F
SHARON L BAKKER
8155 BROOKSIDE GLEN DR
TINLEY PARK IL  604777190. . . . . . . . . . . . . . . . . .        238797.693            17.52%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .        114674.281             8.41%

GARTMORE INVESTOR DESTINATIONS MODERATE FUND - SERVICE CLASS

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .      10656956.265            40.81%

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       9281126.487            35.54%

BANK ONE TRUST
PO BOX 160
A/C 6800103523
WESTERVILLE OH  430860160. . . . . . . . . . . . . . . . . .       6038418.442            23.13%

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                                      184

GARTMORE LARGE CAP VALUE FUND - CLASS A

NATIONWIDE LIFE INSURANCE COMPANY
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       2219844.167            92.91%

GARTMORE LARGE CAP VALUE FUND - CLASS B

LELANIE L ALLEN
6641 CROSS BOW LN
NEW PORT RICHEY FL  34653. . . . . . . . . . . . . . . . . .          4647.054             6.48%

GARTMORE LARGE CAP VALUE FUND - CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         10862.036            50.82%

LENIOL W WESTON
2462 E HWY 24
BEULAVILLE NC  28518 . . . . . . . . . . . . . . . . . . . .          1374.521             6.43%

STEPHENS INCOME FBO
39354905
111 CENTER STREET
LITTLE ROCK AR  72201. . . . . . . . . . . . . . . . . . . .          1323.116             6.19%

GARTMORE LONG-SHORT EQUITY PLUS FUND - CLASS A

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO CA  94104. . . . . . . . . . . . . . . . . . .        506869.442            19.84%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .        349956.541            13.70%

NFSC FEBO 613-281883
FMT CO CUST SEPP IRA
561 KEYSTONE AVE 328
RENO NV  89503 . . . . . . . . . . . . . . . . . . . . . . .        172571.722             6.76%

GARTMORE LONG-SHORT EQUITY PLUS FUND - CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         17915.289            97.58%

GARTMORE LONG-SHORT EQUITY PLUS FUND - CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .        139373.615            93.36%

GARTMORE MICRO CAP EQUITY FUND - CLASS A

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 07303-9998 189. . . . . . . . . . . . . . . .        137327.364            32.33%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .        103921.177            24.46%

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                                      185

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ  073032052. . . . . . . . . . . . . . . . . .         52691.019            12.40%

CARL P WILK
43940 BASSWOOD DR
STERLING HEIGHTS MI  483144412 . . . . . . . . . . . . . . .         26667.951             6.28%

GARTMORE MICRO CAP EQUITY FUND - CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         45336.977            75.96%

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .              5000             8.38%

A G EDWARDS SONS INCOME FBO
PHYLLIS GRISSINGER
ONE NORTH JEFFERSON
ST LOUIS MO  631032287 . . . . . . . . . . . . . . . . . . .          3827.786             6.41%

GARTMORE MICRO CAP EQUITY FUND - CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .        149049.528            90.62%

GARTMORE MICRO CAP EQUITY FUND - INSTITUTIONAL CLASS

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .            180000           100.00%

GARTMORE MICRO CAP EQUITY FUND - INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .              5000           100.00%

GARTMORE MID CAP GROWTH FUND - CLASS A

ROBERT D GLISE
9245 KELLY LAKE DR
CLARKSTON  MI  48348 . . . . . . . . . . . . . . . . . . . .         10121.457            44.82%

CHRISTIAN G GRIECO
31 MCMILLEN PL
DELMAR NY  12054 . . . . . . . . . . . . . . . . . . . . . .          6499.469            28.78%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .          3512.885            15.56%

GARTMORE MID CAP GROWTH FUND - CLASS B

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
1200 RIVER RD
CONSHOHOCKEN PA  19428 . . . . . . . . . . . . . . . . . . .             75.93            50.15%

LANCE E MORTENSEN
106 SOUTHVIEW TER
ROCHESTER NY  14620. . . . . . . . . . . . . . . . . . . . .            75.472            49.85%

--------------------------------------------------------------------------------
                                      186

GARTMORE MID CAP GROWTH FUND - CLASS C

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
1200 RIVER RD
CONSHOHOCKEN PA  19428 . . . . . . . . . . . . . . . . . . .             75.93           100.00%

GARTMORE MID CAP GROWTH FUND - INSTITUTIONAL CLASS

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
1200 RIVER RD
CONSHOHOCKEN PA  19428 . . . . . . . . . . . . . . . . . . .          99848.14           100.00%

GARTMORE MILLENNIUM GROWTH - CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH  44805. . . . . . . . . . . . . . . . . . . . . .          1530.181            23.58%

GRACE A DIPPEL
12601 ENCINO DR
MANCHACA TX  78652 . . . . . . . . . . . . . . . . . . . . .           758.741            11.69%

RANDY D GROSS
2559 BAUMGARDNER RD
KEYMAR MD  21757 . . . . . . . . . . . . . . . . . . . . . .           706.714            10.89%

MICHAEL T EMMONS
TAYLOR WILLIAM EMMONS TRUST
23 BRIDGTON RD
C/O MARY TALIENTO
WESTBROOK ME  04092. . . . . . . . . . . . . . . . . . . . .           605.327             9.33%

EILEEN N HOELZER
4404 VENICE RD
SANDUSKY OH  448701562
                                                                       375.876             5.79%
TOD J SAMUELS
13202 TURKEY ROOST DR
MANCHACA TX  786523068 . . . . . . . . . . . . . . . . . . .           359.971             5.55%

GARTMORE MILLENNIUM GROWTH FUND - CLASS A

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .        149534.108            26.07%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         65341.549            11.39%

GARTMORE MONEY MARKET FUND - PRIME SHARES B

RECINA M CARUSO
VINCENT CELLUCCI
7248 PINE ST
UPPER DARBY PA  19082. . . . . . . . . . . . . . . . . . . .          139855.1             8.81%

GARTMORE MONEY MARKET FUND - PRIME SHARES C

CHARLES M ZEMAN
TINA M ZEMAN
22971 RYE CREEK RD
KIRKSVILLE MO  63501 . . . . . . . . . . . . . . . . . . . .          62208.74            35.52%

HOPE ETERNAL UNITED METHODIST CHURCH
PO BOX 38
NEWPORT PA  17074. . . . . . . . . . . . . . . . . . . . . .          29204.22            16.67%

--------------------------------------------------------------------------------
                                      187

LUCIUS A GARDNER
EVELYN E GARDNER
1716 WESTON AVE
CHARLESTON SC  29407 . . . . . . . . . . . . . . . . . . . .          27711.39            15.82%

ELLEN R GRIMM
29 CRAVEN AVE
CHARLESTON SC  29407 . . . . . . . . . . . . . . . . . . . .             13000             7.42%

JOAN H PAOLOTTO
11 SLEEPY HOLLOW
ROCHESTER NY  14624. . . . . . . . . . . . . . . . . . . . .          12365.99             7.06%

FRANKIE BOBEY
JOANNE BOBEY
5533 BEECHWOOD AVE
MAPLE HEIGHTS OH  44137. . . . . . . . . . . . . . . . . . .          11379.25             6.50%

GARTMORE MONEY MARKET FUND - INSTITUTIONAL CLASS

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .      696940751.13            58.46%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .      486834504.07            40.83%

GARTMORE MONEY MARKET FUND - PRIME SHARES

NATIONWIDE LIFE INSURANCE COMPANY
DCVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .     147098326.107            34.76%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       32581716.61             7.70%

GARTMORE MONEY MARKET FUND - SERVICE CLASS

NATIONWIDE LIFE INSURANCE COMPANY
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       16071410.14            95.53%

GARTMORE MORLEY CAPITAL ACCUMULATION - CLASS A

ROBIN J ARZT
35 WEST 82ND ST
NEW YORK NY  10024 . . . . . . . . . . . . . . . . . . . . .          4864.846            44.44%

LPL FINANCIAL SERVICES
A C 2566-3499
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  921211968. . . . . . . . . . . . . . . . . . .          4836.917            44.19%

NORMA L WILSON
166 CORBINS MILL DR
DUBLIN OH  430171397 . . . . . . . . . . . . . . . . . . . .           902.114             8.24%

GARTMORE MORLEY CAPITAL ACCUMULATION FUND - SERVICE CLASS

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       7737415.776            41.62%

--------------------------------------------------------------------------------
                                      188

CIRCLE TRUST CO CUST FOR
FTJC QUALIFIED OMNIBUS ACCOUNT
ONE STATION PLACE
STAMFORD CT  06902 . . . . . . . . . . . . . . . . . . . . .       2056735.705            11.06%

NFSC FEBO 279-081159
NATIONAL FIDUCIARY SVCS NA
10411 WESTHEIMER RD STE 200
HOUSTON TX  77042. . . . . . . . . . . . . . . . . . . . . .       1793103.542             9.65%

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       1644195.516             8.85%

GARTMORE MORLEY CAPITAL ACCUMULATION FUND - INSTITUTIONAL CLASS

CAPINCO
PO BOX 1787
C/O US BANK
MILWAUKEE WI  532011787. . . . . . . . . . . . . . . . . . .       1834580.606            37.59%

NFSC FEBO 579-032751
DIGIQUAL INCOME RETIREMENT PLAN
14 LAUREL LN
U A 01 01 1999
BERNARDSVILLE NJ  07924. . . . . . . . . . . . . . . . . . .        735846.426            15.08%

SECURITY TRUST COMPANY AS TTEE
GORDMAN'S SAVINGS PLUS PLAN
2390 EAST CAMELBACK RD STE 240
PHOENIX AZ  85016. . . . . . . . . . . . . . . . . . . . . .        320803.398             6.57%

FIRST CLEARING CORPORATION
A C 5089-9452
11970 MONTANA AVE
FCC AS CUSTODIAN
APT 118. . . . . . . . . . . . . . . . . . . . . . . . . . .        265250.633             5.44%

MORLEY CAPITAL MANAGEMENT
5665 SW MEADOWS RD
LAKE OSWEGO OR  970353193. . . . . . . . . . . . . . . . . .        244078.887             5.00%

GARTMORE MORLEY CAPITAL ACCUMULATION FUND - IRA CLASS

NFSC FEBO 579-707708
FMT CO CUST IRA ROLLOVER
228 ALDER LN
N FALMOUTH MA  02556 . . . . . . . . . . . . . . . . . . . .      10594017.049            26.06%

RAYMOND JAMES ASSOC INC
FBO EDWARDS IRA GAR
880 CARILLON PKWY
ST PETERSBURG FL  33716. . . . . . . . . . . . . . . . . . .       4734394.138            11.65%

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA  941044122. . . . . . . . . . . . . . . . .       3726412.091             9.17%

LPL FINANCIAL SERVICES
A C 3905-6650
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  921211968. . . . . . . . . . . . . . . . . . .       3632729.051             8.94%

A G EDWARDS SONS
DONALD L SIZEMORE
PO BOX 156
MC LEANSVILLE NC  273010156. . . . . . . . . . . . . . . . .       2786717.295             6.85%

--------------------------------------------------------------------------------
                                      189

RBC DAIN RAUSCHER CUSTODIAN
ROBERT M MONTAGUE
64 CHERRY LANE
INDIVIDUAL RETIREMENT ACCOUNT
MEMPHIS TN  381172402. . . . . . . . . . . . . . . . . . . .       2314404.049             5.69%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .       2177119.498             5.36%

GARTMORE MORLEY ENHANCED INCOME FUND - INSTITUTIONAL CLASS

INVESTOR DESTINATION CONSERVATIVE FUND
3435 STELZER RD
COLUMBUS OH  43219 . . . . . . . . . . . . . . . . . . . . .       5103181.827            33.74%

INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH  432196004 . . . . . . . . . . . . . . . . . . .       5100617.136            33.73%

INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . . . . . . . . . . .       3866237.592            25.57%

INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . . . . . . . . . . .       1040676.634             6.88%

GARTMORE MORLEY ENHANCED INCOME FUND - INSTITUTIONAL SERVICE CLASS

NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 1
1200 RIVER RD
CONSHOHOCKEN PA  19428 . . . . . . . . . . . . . . . . . . .       1012757.845            99.88%

GARTMORE MORLEY ENHANCED INCOME FUND - CLASS A

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .        108293.076            40.46%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         84699.608            31.65%

GARTMORE NATIONWIDE FUND - CLASS A

NFSC FEBO Y99-589934
JOHN V DIRUSSO
60 KENDALL HILL RD
LEOMINSTER MA  01453 . . . . . . . . . . . . . . . . . . . .  27982044.6880002            91.02%

GARTMORE NATIONWIDE FUND - CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         11638.911            31.21%

FRANKIE BOBEY
JOANNE BOBEY
5533 BEECHWOOD AVE
MAPLE HEIGHTS OH  44137. . . . . . . . . . . . . . . . . . .          3367.108             9.03%

WAYNE D SYNOTT
1122 FLORIDA AVE
WEST PALM BEACH FL  33401. . . . . . . . . . . . . . . . . .          2706.501             7.26%

--------------------------------------------------------------------------------
                                      190

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH  44805. . . . . . . . . . . . . . . . . . . . . .          2659.643             7.13%

GARTMORE NATIONWIDE FUND - CLASS D

NATIONWIDE LIFE INSURANCE COMPANY
DCVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .      23270324.384            33.44%

GARTMORE NATIONWIDE FUND - INSTITUTIONAL SERVICE C CLASS

NATIONWIDE LIFE INSURANCE COMPANY
QPVA- EISP
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       3132034.587           100.00%

GARTMORE NATIONWIDE LEADERS  FUND - INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         102510.92           100.00%

GARTMORE NATIONWIDE LEADERS FUND - CLASS A

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         25112.991            24.32%

HOWAN M HSU
9414 AVEMORE CT
DUBLIN OH  43017 . . . . . . . . . . . . . . . . . . . . . .          9945.739             9.63%

SHIRLEY A LAMBERT
47670 WATSON RD
SAINT CLAIRSVILLE OH  43950. . . . . . . . . . . . . . . . .          9258.247             8.97%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .          6660.216             6.45%

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .          5398.971             5.23%

GARTMORE NATIONWIDE LEADERS FUND - CLASS B

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         25037.858            80.14%

GARTMORE NATIONWIDE LEADERS FUND - CLASS C

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         25037.975            78.84%

STEPHENS INCOME FBO
39257216
111 CENTER STREET
LITTLE ROCK AR  72201. . . . . . . . . . . . . . . . . . . .          2446.771             7.70%

--------------------------------------------------------------------------------
                                      191

PAUL R MOORE
RT 1 BOX 53A
MINERAL WELLS WV  261509323. . . . . . . . . . . . . . . . .          1963.905             6.18%

GARTMORE TAX-FREE INCOME FUND - CLASS A
FTC & CO
ACCOUNT   00540
PO BOX 173736
DATALYNX
DENVER CO  802173736 . . . . . . . . . . . . . . . . . . . .         59451.726             7.03%

GARTMORE TAX-FREE INCOME FUND - CLASS X

JOHN B REESE
GRACEANN REESE
15554 COUNTY RD
NAPOLEON OH  435456701 . . . . . . . . . . . . . . . . . . .         44313.578             6.66%

GARY R PLOSKINA
PAUL ROBERT PLOSKINA
2634 5TH AVE
MC KEESPORT PA  151321137. . . . . . . . . . . . . . . . . .          39571.16             5.94%

ELSIE S ADKINS
4315 DICKINSON AVE EXT
GREENVILLE NC  278340878 . . . . . . . . . . . . . . . . . .         38522.313             5.79%

GARTMORE TAX-FREE INCOME FUND - CLASS Y

MODEAN H LEATHERS
3740 WINDLAKE DR
SNELLVILLE GA  300395245 . . . . . . . . . . . . . . . . . .         19749.097            31.07%

HAROLD W HOWARD
MEYEARLINE HOWARD
RT 1 BOX 890
SAINT GEORGE GA  31562 . . . . . . . . . . . . . . . . . . .          9663.789            15.20%

CONSTANCE P COURTLAND
JOHN W COURTLAND
8592 ROSWELL RD
ATLANTA GA  30350. . . . . . . . . . . . . . . . . . . . . .          4903.038             7.71%

JOHN ALEXANDER PHILLIPS
LUCILLE PHILLIPS
12707 PLEASANT GRV
CYPRESS TX  77429. . . . . . . . . . . . . . . . . . . . . .          4690.542             7.38%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .          4218.551             6.64%

A G EDWARDS SONS INCOME FBO
SONIA BARBOZA
ONE NORTH JEFFERSON
ST LOUIS MO  631032287 . . . . . . . . . . . . . . . . . . .          3919.806             6.17%

GARTMORE U.S. GROWTH LEADERS FUND - CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .        129651.136            15.58%

LPL FINANCIAL SERVICES
A C 3308-9758
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  921211968. . . . . . . . . . . . . . . . . . .        128650.572            15.46%

--------------------------------------------------------------------------------
                                      192

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         89236.127            10.72%

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN PA  194282436 . . . . . . . . . . . . . . . . .         69853.376             8.39%

FIRST CLEARING CORPORATION
A C 2390-0988
271 RIVERWOOD DRIVE
HERTFORD NC  279449669 . . . . . . . . . . . . . . . . . . .         62420.836             7.50%

GARTMORE U.S. GROWTH LEADERS FUND - CLASS B

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN PA  194282436 . . . . . . . . . . . . . . . . .         69864.518            29.91%

FIRST CLEARING CORPORATION
A C 5498-4963
105 LAKEVIEW DRIVE
OR SUCCESSORS TR GAVIN J AND
HARTFORD CITY IN  473488727. . . . . . . . . . . . . . . . .         53180.656            22.77%


RAYMOND JAMES ASSOC INC
FBO WALSH IRA
880 CARILLON PKWY
ST PETERSBURG FL  33716. . . . . . . . . . . . . . . . . . .         17676.602             7.57%

GARTMORE U.S. GROWTH LEADERS FUND - CLASS C

GARTMORE FUNDS
3435 STELZER RD
COLUMBUS OH  43219 . . . . . . . . . . . . . . . . . . . . .             90877            55.17%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .         52619.169            31.94%

GARTMORE U.S. GROWTH LEADERS FUND - INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .        627641.606            89.99%

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN PA  194282436 . . . . . . . . . . . . . . . . .         69845.886            10.01%

GARTMORE VALUE OPPORTUNITIES FUND - CLASS A

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .        193577.518            23.23%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
PO BOX 2052
JERSEY CITY NJ  073032052. . . . . . . . . . . . . . . . . .        163303.136            19.59%

--------------------------------------------------------------------------------
                                      193

MCB TRUST SERVICES CUST FBO
BC ZIEGLER AND COMPANY 401K
SUITE 300
DENVER CO  80202 . . . . . . . . . . . . . . . . . . . . . .        111653.662            13.40%

GARTMORE VALUE OPPORTUNITIES FUND - CLASS B

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
PO BOX 2052
JERSEY CITY NJ  073032052. . . . . . . . . . . . . . . . . .         37747.821            20.35%

GARTMORE VALUE OPPORTUNITIES FUND - CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH  44805. . . . . . . . . . . . . . . . . . . . . .          3622.713            23.15%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . . . . . . . . . . .          3088.428            19.73%

A G EDWARDS SONS INCOME C F
ROBERT L HANSON
15337 BOWSPRIT
CORPUS CHRIST TX  784186323. . . . . . . . . . . . . . . . .          1740.052            11.12%

LENIOL W WESTON
2462 E HWY 24
BEULAVILLE NC  28518 . . . . . . . . . . . . . . . . . . . .          1085.054             6.93%

GARTMORE VALUE OPPORTUNITIES FUND - INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .        866547.928            62.84%

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO CA  94104. . . . . . . . . . . . . . . . . . .        386885.626            28.06%

MORGAN STANLEY DEAN WITTER INC
220 PARK STREET SUITE 220
BIRMINGHAM MI  48009 . . . . . . . . . . . . . . . . . . . .        125551.531             9.10%

GARTMORE WORLDWIDE LEADERS FUND - CLASS A

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO CA  94104. . . . . . . . . . . . . . . . . . .       1487480.826            29.01%

NFSC FEBO    X64-307769
THEODORE ZHU
28942 GLEN RDG
MISSION VIEJO CA  926924307. . . . . . . . . . . . . . . . .        375848.415             7.33%

GARTMORE WORLDWIDE LEADERS FUND - CLASS B

RAYMOND JAMES ASSOC INC
FBO DARSNEY IRA
880 CARILLON PKWY
ST PETERSBURG FL  33716. . . . . . . . . . . . . . . . . . .          6673.996            47.71%

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . . . . . . . . . . .           1669.45            11.94%

--------------------------------------------------------------------------------
                                      194

JAVIER ALFONSO
22 ROBERTSON AVE
WHITE PLAINS NY  10606 . . . . . . . . . . . . . . . . . . .           928.399             6.64%

WILLIAM ZIMMERMAN
1 WESLEY DR
HOCKESSIN DE  197079620. . . . . . . . . . . . . . . . . . .           886.979             6.34%

GARTMORE WORLDWIDE LEADERS FUND - CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH  44805. . . . . . . . . . . . . . . . . . . . . .          1353.122            44.30%

IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE SC  29605 . . . . . . . . . . . . . . . . . . . .           805.301            26.36%

JON E HACKELTON
3605 ROCHDALE LN
KNOXVILLE TN  37931. . . . . . . . . . . . . . . . . . . . .           309.173            10.12%

CINDY FASTOW
3216 STOCKTON PL
HOLLAND PA  18966. . . . . . . . . . . . . . . . . . . . . .           214.286             7.02%

GARTMORE WORLDWIDE LEADERS FUND - INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         98147.445            98.38%

NORTHPOINTE SMALL CAP VALUE FUND

HUDSON- WEBBER FOUNDATION
333 W FORT ST STE 1310
DETROIT MI  48226. . . . . . . . . . . . . . . . . . . . . .         978858.48            33.50%

COMMUNITY HEALTH PARTNERS
OF OHIO DEFINED BENEFIT PENSION
3700 KOLBE RD
LORAIN OH  44053 . . . . . . . . . . . . . . . . . . . . . .        498232.899            17.05%

WACHOVIA BANK NA
123 S BROAD ST
FBO THE J MARION SIMS FOUNDATION INC
PHILADELPHIA PA  19109 . . . . . . . . . . . . . . . . . . .        450216.152            15.41%

GARRETT EVANGELICAL THEOLOGICAL SEMINARY
2121 SHERIDAN RD
EVANSTON IL  60201 . . . . . . . . . . . . . . . . . . . . .        380333.301            13.01%

INTERNATIONAL ASSOCIATION OF MACHINIST
AND AEROSPACE WORKERS LOCAL 2848
30700 TELEGRAPH STE 4601 PO BOX 3039
BHAM MI  48012 . . . . . . . . . . . . . . . . . . . . . . .        150764.388             5.16%

NATIONWIDE BOND INDEX FUND - CLASS A

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       3658690.918            90.32%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         346047.44             8.54%

--------------------------------------------------------------------------------
                                      195

NATIONWIDE BOND INDEX FUND - CLASS B

VALERIE FOLLETT
122 INDIAN TRAIL S
WAKEFIELD RI  02879. . . . . . . . . . . . . . . . . . . . .          7276.675            33.34%

H DOUGLAS CHAFFIN
4215 BREST RD
NEWPORT  MI  48166 . . . . . . . . . . . . . . . . . . . . .          4204.191            19.26%

STEVEN J EICHENBERG
21157 CIRCLE DRIVE
REED CITY MI  49677. . . . . . . . . . . . . . . . . . . . .          2467.715            11.31%

JOHN J DANIELS
12911 SAPPHIRE PKY
HOLLAND MI  49424. . . . . . . . . . . . . . . . . . . . . .          1345.925             6.17%

NATIONWIDE BOND INDEX FUND - INSTITUTIONAL CLASS

INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH  432196004 . . . . . . . . . . . . . . . . . . .      14259307.168            36.36%

INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . . . . . . . . . . .       9076541.984            23.14%

INVESTOR DESTINATION CONSERVATIVE FUND
3435 STELZER RD
COLUMBUS OH  43219 . . . . . . . . . . . . . . . . . . . . .       7242677.704            18.47%

INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . . . . . . . . . . .       5239110.884            13.36%

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       2642952.767             6.74%

NATIONWIDE INTERNATIONAL INDEX FUND - CLASS A

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .        2323336.48            88.43%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .        202662.375             7.71%

NATIONWIDE INTERNATIONAL INDEX FUND - CLASS B

FIRST CLEARING LLC
A C 7192-1985
2209 S 130TH E AVE
TULSA OK  741341003. . . . . . . . . . . . . . . . . . . . .           2258.38            13.95%

MELISSA K FREY
104 HAWK NEST TRL
PITTSBORO NC  27312. . . . . . . . . . . . . . . . . . . . .          1415.276             8.74%

THOMAS R CASEY
3352 TOOMER KILN CIR
MOUNT PLEASANT SC  29466 . . . . . . . . . . . . . . . . . .               926             5.72%

--------------------------------------------------------------------------------
                                      196

WILLIAM ZIMMERMAN
1 WESLEY DR
HOCKESSIN DE  197079620. . . . . . . . . . . . . . . . . . .           897.538             5.55%

NATIONWIDE INTERNATIONAL INDEX FUND - NSTITUTIONAL CLASS

INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . . . . . . . . . . .      16706668.033            32.62%

INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH  432196004 . . . . . . . . . . . . . . . . . . .      16403493.101            32.03%

INVESTOR DESTINATIONS AGGRESSIVE FUND
3435 STELZER RD
COLUMBUS OH  43219 . . . . . . . . . . . . . . . . . . . . .       8734660.235            17.06%

INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . . . . . . . . . . .       4978254.069             9.72%

NATIONWIDE LARGE CAP GROWTH FUND - CLASS A

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       3051060.924            92.35%

NATIONWIDE LARGE CAP GROWTH FUND - CLASS C

JERRI JO TARANTINO
AGOSTINO TARANTINO
6116 PEPPERGRASS CT
WESTERVILLE OH  43082. . . . . . . . . . . . . . . . . . . .          1174.743            20.32%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH  44805. . . . . . . . . . . . . . . . . . . . . .          1058.156            18.30%

GRACE A DIPPEL
12601 ENCINO DR
MANCHACA TX  78652 . . . . . . . . . . . . . . . . . . . . .          1017.033            17.59%

GLENDA J SIGLER
2950 CONSOUL RD
SCHENECTADY NY  123041940. . . . . . . . . . . . . . . . . .           463.499             8.02%

IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE SC  29605 . . . . . . . . . . . . . . . . . . . .           439.063             7.59%

NATIONWIDE LARGE CAP GROWTH FUND - INSTITUTIONAL SERVICE C CLASS

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       1001339.669            90.34%

NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .        107091.618             9.66%

--------------------------------------------------------------------------------
                                      197

NATIONWIDE MID CAP MARKET INDEX FUND - CLASS A

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       2162842.071            71.29%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .        764216.252            25.19%

NATIONWIDE MID CAP MARKET INDEX FUND - CLASS B

FIRST CLEARING LLC
A C 2082-5922
317 NATIONWIDE LASALLE DR
BRENDA S COMPTON JTWROS
BENTONVILLE AR  727124466. . . . . . . . . . . . . . . . . .          7951.515            42.87%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .          1367.653             7.37%

VALERIE FOLLETT
122 INDIAN TRAIL S
WAKEFIELD RI  02879. . . . . . . . . . . . . . . . . . . . .          1309.077             7.06%

NATIONWIDE MID CAP MARKET INDEX FUND - INSTITUTIONAL CLASS

INVESTOR DESTINATIONS CONSERVATIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  43219 . . . . . . . . . . . . . . . . . . . . .       8687409.523            44.98%

GVIT
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH  432196004 . . . . . . . . . . . . . . . . . . .       3682775.997            19.07%

GVIT
INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . . . . . . . . . . .       2582747.715            13.37%

GVIT
INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . . . . . . . . . . .       1957350.788            10.13%

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       1604263.153             8.31%

NATIONWIDE S&P 500 INDEX FUND - CLASS A

TRUSTLYNX & CO
ACCOUNT   00TVY
PO BOX 173736
TRUSTLYNX
DENVER CO  802173736 . . . . . . . . . . . . . . . . . . . .         34601.068             5.19%

--------------------------------------------------------------------------------
                                      198

NATIONWIDE S&P 500 INDEX FUND - CLASS B

FIRST CLEARING LLC
A C 2095-8893
3648 S GARY PLACE
FCC AS CUSTODIAN
TULSA OK  741053604. . . . . . . . . . . . . . . . . . . . .         31409.656             8.19%

NATIONWIDE S&P 500 INDEX FUND - INSTITUTIONAL CLASS

INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH  432196004 . . . . . . . . . . . . . . . . . . .      22533487.242            36.08%

INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . . . . . . . . . . .      14345658.918            22.97%

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       8393256.843            13.44%

INVESTOR DESTINATIONS AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  43219 . . . . . . . . . . . . . . . . . . . . .       7519249.265            12.04%

INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . . . . . . . . . . .       6837968.877            10.95%

NATIONWIDE S&P 500 INDEX FUND INSTITUTIONAL - SERVICE CLASS

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       5869012.853            97.88%

NATIONWIDE S&P 500 INDEX FUND - LOCAL  SHARES

GARTMORE GLOBAL ASSET MANAGEMENT TRUST
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . . . . . . . . . . .         10714.409           100.00%

NATIONWIDE S&P 500 INDEX FUND - SERVICE CLASS

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .      25894300.734            58.21%

NATIONWIDE TRUST COMPANY FSB
PO BOX 18202
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .      18587095.569            41.79%

NATIONWIDE SMALL CAP FUND - CLASS A

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .        1308598.55            77.52%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .        254940.302            15.10%

--------------------------------------------------------------------------------
                                      199

NATIONWIDE SMALL CAP FUND - CLASS B

FIRST CLEARING LLC
A C 1696-8194
2101 E 50TH ST N
FCC AS CUSTODIAN
TULSA OK  741301905. . . . . . . . . . . . . . . . . . . . .          7499.988             7.30%

NATIONWIDE SMALL CAP FUND - CLASS C

RAYMOND JAMES   ASSOC INC
FBO ALFORD IRA
880 CARILLON PKWY
ST PETERSBURG FL  33716. . . . . . . . . . . . . . . . . . .          1435.572            21.94%

STEPHENS INCOME FBO
39354905
111 CENTER STREET
LITTLE ROCK AR  72201. . . . . . . . . . . . . . . . . . . .           884.956            13.52%

JERRI JO TARANTINO
AGOSTINO TARANTINO
6116 PEPPERGRASS CT
WESTERVILLE OH  43082. . . . . . . . . . . . . . . . . . . .           791.235            12.09%

RAYMOND JAMES   ASSOC INC
FBO SUMMERS JR JAME
880 CARILLON PKWY
ST PETERSBURG FL  33716. . . . . . . . . . . . . . . . . . .           705.645            10.78%

MICHAEL T EMMONS
TAYLOR WILLIAM EMMONS TRUST
23 BRIDGTON RD
C/O MARY TALIENTO
WESTBROOK ME  04092. . . . . . . . . . . . . . . . . . . . .           503.525             7.69%

THOMAS D BYRUM
ANNETTE G BYRUM
5253 38TH WAY
SAINT PETERSBURG FL  33711 . . . . . . . . . . . . . . . . .           480.307             7.34%

LESLIE A LOVELL
2513 VOLCANIC DR
BENTON AR  72015 . . . . . . . . . . . . . . . . . . . . . .           339.415             5.19%

NATIONWIDE SMALL CAP FUND - INSTITUTIONAL SERVICE C CLASS

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       1028190.658            92.72%

NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .         80687.289             7.28%

NATIONWIDE SMALL CAP INDEX FUND - CLASS A

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       2465493.339            68.90%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       1026906.302            28.70%

--------------------------------------------------------------------------------
                                      200

NATIONWIDE SMALL CAP INDEX FUND - CLASS B

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . . . . . . . . . . .          8473.996            37.52%

FIRST CLEARING LLC
A C 8275-1178
8822 N 127TH E AVENUE
IRA R O
OWASSO OK  740555016 . . . . . . . . . . . . . . . . . . . .          6017.931            26.65%

VALERIE FOLLETT
122 INDIAN TRAIL S
WAKEFIELD RI  02879. . . . . . . . . . . . . . . . . . . . .          1556.884             6.89%

NATIONWIDE SMALL CAP INDEX FUND - INSTITUTIONAL CLASS

INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH  432196004 . . . . . . . . . . . . . . . . . . .       3574923.977            39.33%

INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . . . . . . . . . . .        2181633.64            24.00%

INVESTOR DESTINATIONS AGGRESSIVE FUND
3435 STELZER RD
COLUMBUS OH  43219 . . . . . . . . . . . . . . . . . . . . .       1900520.941            20.91%

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . . . . . . . . . . .       1432435.196            15.76%


     To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly owned, controlled and held power to vote 25% or more of the outstanding shares of the Funds above, it is deemed to have "control" over matters which are subject a vote of the Fund's shares.

     Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 is wholly-owned by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. For funds that have not yet commenced operations, it is expected that upon commencement of the public offering, Gartmore or one of its affiliates will own all or substantially all of the new fund's shares.

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                              FINANCIAL STATEMENTS

     The Report of Independent Auditors and Financial Statements of the Funds (except the Gartmore Long-Short Equity Plus Fund) for the fiscal year ended
October 31, 2002 in the Trust's Annual Reports are incorporated herein by reference and the unaudited financial statements of the Funds (except the Gartmore Long-Short Equity Plus Fund) for the period ended April 30, 2003 in the Trust's Semi-Annual Reports are incorporated herein by reference. The Report of Independent Auditors and Financial Statements of the Gartmore Long-Short Equity Plus Fund for the fiscal year ended June 30, 2003 in Gartmore Long-Short Equity Plus Fund's Annual Reports are incorporated herein by reference. Copies of the Trust's Annual Reports and Semi-Annual Reports are available without charge upon request by writing the Trust or by calling toll free 1-800-848-0920.

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APPENDIX  A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The  ratings  are  based,  in  varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     2.   Nature  of  and  provisions  of  the  obligation.

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE

AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

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                                SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' is less i vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated 'B' has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC  -  Debt  rated  'CC' typically is currently highly vulnerable to nonpayment.

C - Debt rated 'C' signifies that a bankruptcy petition has been filed, but debt service payments are continued.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

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Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

MIG-1-Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2-Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3-Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

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               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and represent the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met.
     Securities  rated  in  this  category  are  not  investment  grade.

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B Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC Bonds are considered a high default risk. Default is a real possibility. and C Capacity for meeting financial commitments is solely reliant upon and sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' rating signal imminent default.

DDD, DD Bonds are in default. Such bonds are not meeting current obligations and and D are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved and 'D' represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

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                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The  following  criteria  will  be  used  in  making  the  assessment:

     1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note  rating  symbols  and  definitions  are  as  follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative  capacity  to  pay  principal  and  interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

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Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers  rated  Not Prime do not fall within any of the prime rating categories.

                              MOODY'S NOTE RATINGS

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


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                                     PART C

                                OTHER INFORMATION

ITEM  23.  EXHIBITS

(a) Amended Declaration of Trust dated March 13, 2003, of the Registrant previously filed with the Trust's Registration Statement on April 30, 2003 is hereby incorporated by reference.

(b) Amended Bylaws dated August 25, 1983, as amended January 25, 2002, of the Registrant previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

(c) Certificates for shares are not issued. Articles V, VI, VII, and VIII of the Declaration of Trust, incorporated by reference to Exhibit (1) hereto, define rights of holders of shares.

(d)  Investment  Advisory  Agreements
     (1) (a) Investment Advisory Agreement pertaining to series of the Trust currently managed by Gartmore Mutual Fund Capital Trust (GMF) (formerly Villanova Mutual Fund Capital Trust) previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

          (b) Amendment to Investment Advisory Agreement pertaining to series of the Trust currently managed by Gartmore Mutual Fund Capital Trust ("GMF") (formerly Villanova Mutual Fund Capital Trust) previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated by reference.

          (c) Amended Exhibit A to the Investment Advisory Agreement (proposed) between the Trust and GMF filed with the Trust's Registration Statement on July 6, 2001 is hereby incorporated by reference.

          (d) Amended Exhibit A to the Investment Advisory Agreement between the Trust and GMF previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

          (e) Amended Exhibit A to the Investment Advisory Agreement between the Trust and GMF effective October 1, 2002 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (2) (a) Investment Advisory Agreement pertaining to the series of the Trust managed by Gartmore Morley Capital Management, Inc. ("GMCM") previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated by reference.

          (b) Amended Exhibit A to the Investment Advisory Agreement pertaining to the series of the Trust currently managed by GMCM previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated by reference.

          (c) Amendment to the Investment Advisory Agreement pertaining to the series of the Trust currently managed by GMCM previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (3) (a) Investment Advisory Agreement between the Trust and Gartmore Global Asset Management Trust ("GGAMT") previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

          (b) Amended Exhibit A to the Investment Advisory Agreement pertaining to the series of the Trust currently managed by GGAMT previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (4)  Subadvisory  Agreements.

         (a)   (1)  Subadvisory Agreement with Fund Asset Management, L.P. for S
                    & P 500 Index Fund, previously filed with the Trust's Registration Statement on October 29, 1999 is hereby incorporated by reference.

               (2) Amended Exhibit A to Subadvisory Agreement (proposed) previously filed with the Trust's Registration Statement on July 6, 2001 is hereby incorporated by reference.

               (3) Amended Exhibit A to Subadvisory Agreement previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (b) (1) Subadvisory Agreement with Goldman Sachs Asset Management for the Nationwide Large Cap Growth Fund (formerly, the
                    Prestige Large Cap Growth Fund) previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

               (2) Amendment to Subadvisory Agreement previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated by reference.

          (c) (1) Subadvisory Agreement with INVESCO Management and Research, Inc. for the Nationwide Small Cap Fund (formerly, the Prestige Small Cap Fund) previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

               (2) Amendment to Subadvisory Agreement previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated by reference.

          (d) (1) Subadvisory Agreement with NorthPointe Capital, LLC for the Gartmore Large Cap Value (formerly, the Prestige Large Cap Value Fund), Gartmore Value Opportunities and NorthPointe Small Cap Value Funds previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

               (2) Amended Exhibit A to Subadvisory Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

          (e) (1) Subadvisory Agreement with Gartmore Global Partners for the Gartmore Emerging Markets, Gartmore International Growth,
                    Gartmore Worldwide Leaders (formerly, the Gartmore Global Leaders Fund), Gartmore European Leaders (formerly, the Gartmore European Growth Fund) and Gartmore Global Small Companies Funds previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

               (2) Amended Exhibit A to Subadvisory Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

          (f) Form of Subadvisory Agreement with SSI Management, Inc. for Gartmore Long-Short Equity Plus Fund previously filed with the Trust's Registration Statement on June 23, 2003 is hereby incorporated by reference.

(e) (1) Underwriting Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

     (2) Underwriting Agreement previously filed with the Trust's Registration Statement on December 31, 2002 is hereby incorporated by reference.

     (3) Model Dealer Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

(f)  Not  applicable.

(g)  Custodian  Agreement

     (1) Custody Agreement previously filed with the Trust's original Registration Statement on November 18, 1997 is hereby incorporated by reference.

     (2) Amended Exhibit A to the Custody Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (3) Custody Agreement dated April 4, 2003 between Gartmore Variable Insurance Trust and JPMorgan Chase Bank previously filed with the Trust's Registration Statement on April 30, 2003 is hereby incorporated by reference.

(h)  (1)  (a)  Fund  Administration  Agreement previously filed with the Trust's
               Registration Statement on January 5, 1999 is hereby incorporated by reference.

          (b) Amendment to Fund Administration Agreement previously filed with the Trust's Registration Statement on December 13, 1999 is hereby incorporated by reference.

          (c) Amended Exhibit A to Fund Administration Agreement (proposed) as previously filed with the Trust's registration statement on July 6, 2001 is hereby incorporated by reference.

          (d) Amended Exhibit A to the Fund Administration Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (2) (a) Transfer and Dividend Disbursing Agent Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

          (b) Amended Exhibit A to the Transfer and Dividend Disbursing Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (3) Agreement and Plan of Reorganization between Nationwide Investing Foundation and the Trust previously filed with the Trust's Registration Statement on form N-14 ('33 Act File No. 333-41175) on November 24, 1997 is hereby incorporated by reference.

     (4)  Agreement  and  Plan  of  Reorganization  between Nationwide Investing
          Foundation II and the Trust Previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No. 333-41175) on November 24, 1997 is hereby incorporated by reference.

     (5) Agreement and Plan of Reorganization between Financial Horizons Investment Trust and the Trust previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No. 333-41175) on November 24, 1997 is hereby incorporated by reference.

     (6) (a) Administrative Services Plan and Services Agreement previously filed on January 5, 1999, and is hereby incorporated by reference.

          (b) Amended Administration Services Plan and Services Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (7)  Form  of  Capital  Protection  Agreement  for  the  Gartmore Principle
          Protected Fund previously filed with the Trust's Registration Statement on February 14, 2003 is hereby incorporated by reference.

     (8) Expense Limitation Agreement between the Trust and Villanova Mutual Fund Capital Trust ("VMF"), amended effective March 1, 2001 to Agreement originally dated as of November 2, 1998 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (9) Expense Limitation Agreement between the Trust and Gartmore Morley Capital Management, Inc. ("GMCM"), amended effective March 1, 2003 to Agreement originally effective February 1, 1999 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (10) Expense Limitation Agreement between the Trust and GMCM, amended effective March 5, 2001 to Agreement originally effective as of December 29, 1999 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMCM effective March 1, previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (11) Expense Limitation Agreement between the Trust and Villanova SA Capital Trust, amended effective March 1, 2001 to original Agreement dated December 29, 1999 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (12) Expense Limitation Agreement between the Trust and VMF, amended effective March 1, 2001 to original Agreement dated December 29, 1999 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (13) Expense Limitation Agreement between the Trust and VMF, effective March 31, 2000 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (14) Expense Limitation Agreement between the Trust and VMF, amended effective March 1, 2001 to original Agreement dated May 31, 2000 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (15) Expense Limitation Agreement between the Trust and Villanova Global Asset Management Trust, effective September 1, 2000 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GGAMT effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (16) Expense Limitation Agreement between the Trust and VMF dated March 1, 2001 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (17) Expense Limitation Agreement between the Trust and GMF, effective October 1, 2002 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (18) Expense Limitation Agreement between the Trust and GMF, effective October 1, 2002 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (19) Service Agreement effective November 1, 2001 between Gartmore SA Capital Trust and BISYS Fund Services Ohio, Inc. previously filed with the Trust's Registration Statement on September 29, 2003 is hereby incorporated by reference.

(i)  Not  Applicable.

(j)  Not  applicable.

(k)  Not  applicable.

     (l) Purchase Agreement previously filed with Trust's Registration Statement on January 2, 1998 is hereby incorporated by reference.

(m) (1) Amended Distribution Plan previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.
     (2) Dealer Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

     (3) Rule 12b-1 Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

(n) Amended 18f-3 Plan previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

(o)  Not  applicable.

(p) (1) Code of Ethics for Gartmore Funds previously filed with the Trust's Registration Statement on May 12, 2000 is hereby incorporated by reference.

     (2) Code of Ethics for Gartmore Mutual Fund Capital Trust and Gartmore SA Capital Trust previously filed with the Trust's Registration Statement on May 12, 2000 is hereby incorporated by reference.

          (a) Code of Ethics, as amended November 29, 2001, for Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust, NorthPointe
               Capital LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company previously filed with the Trust's Registration Statement on March 1, 2002 is hereby incorporated by reference.

     (3) Code of Ethics for Gartmore Distribution Services, Inc. previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (4) Code of Ethics for Gartmore Global Asset Management Trust dated August 8, 2000 and filed with the Trust's Registration Statement on December 29, 2000 is hereby incorporated by reference.

     (5) (a) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

          (b) Gartmore Global Partners Personal Securities Trading Guidelines - Charlotte and New York dated March 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

          (c) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

     (6) (a) Goldman Sachs Asset Management, Goldman Sachs Funds Management, L.P. and Goldman Sachs Asset Management International Code of Ethics effective January 23, 1991 (as revised April 1, 2000) previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

          (b) Goldman Sachs Asset Management, Goldman Sachs Funds Management, L.P. and Goldman Sachs Asset Management International Supplemental Compliance and Review Procedures Under Code of Ethics dated April 1, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

     (7) (a) INVESCO U.S. Institutional Group Legal/Compliance Manual Section II dated September 19, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

          (b) INVESCO U.S. Institutional Group Legal/Compliance Manual Section III dated September 19, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

     (8) Merrill Lynch Investment Managers (MLIM), Registered Investment Companies and their Investment Advisers and Principal Underwriter Code of Ethics dated Summer 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

     (9) Turner Investment Partners, Inc. Personal Trading Policy/Code of Ethics dated February 17, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

     (10) SSI Management, Inc. Code of Ethics and Conduct & Policies and Procedures previously filed with the Trust's Registration Statement on June 23, 2003 is hereby incorporated by reference.

(q) (1) Power of Attorney for Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Gerald J. Holland, Paul J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Mark L. Lipson, Arden L. Shisler, David C. Wetmore and dated March 13, 2003, previously filed with the Trust's Registration Statement on April 30, 2003 is hereby incorporated by reference.

ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

No  person  is  presently controlled by or under common control with Registrant.

ITEM  25.  INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article V, Section 5.2 of the Amended Declaration of Trust. In addition, Section 1743.13 of the Ohio Revised Code provides that no liability to third persons for any act, omission or obligation shall attach to the trustees, officers, employees or agents of a business trust organized under Ohio statutes. The trustees are also covered by an errors and omissions policy provided by the Trust covering actions taken by the trustees in their capacity as trustee. See
Item  23(a)(1)  above.

ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

(a) GMF, an investment adviser of the Trust, also serves as investment adviser to the Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:

Joseph  J.  Gasper,  Director  and  President  and  Chief  Operating  Officer
------------------------------------
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director  and  Chairman  of  the  Board
------------------------------------
Nationwide  Investment  Services  Corp.

Director  and  Vice  Chairman
------------------------------------
Gartmore  Global  Investments,  Inc.
Nationwide  Global  Holdings,  Inc.

Director
------------------------------------
Leben  Direkt  Insurance  Company

Donna  A.  James,  Director  and  Executive  Vice  President
------------------------------------
Gartmore  Global  Investments,  Inc.

Executive  Vice  President  Chief  Administrative  Officer
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services  Inc.

Michael  C.  Keller,  Director
------------------------------------
Executive  Vice  President  -  Chief  Information  Officer
------------------------------------
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director
------------------------------------
Gartmore  Global  Investments,  Inc.

W.  G.  Jurgensen,  Chief  Executive  Officer  and  Director
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Cal  Farm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company

Chairman  and  Chief  Executive  Officer  -  Nationwide
--------------------------------------
Nationwide  General  Insurance  Company
Nationwide  Indemnity  Company
Nationwide  Investment  Services  Corporation

Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Chairman
------------------------------------
Nationwide  Securities,  Inc.

Paul  J.  Hondros,  Director,  President  and  Chief  Executive  Officer
------------------------------------
Gartmore  Investors  Services,  Inc.
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Chairman  and  Chief  Executive  Officer
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Robert  A.  Rosholt,  Executive  Vice  President  -  Chief  Financial  Officer
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.
Nationwide  Investment  Services  Corporation

Executive  Vice  President,  Chief  Financial  Officer  and  Director
------------------------------------
Nationwide  Global  Holdings,  Inc.
Nationwide  Securities,  Inc.

Executive  Vice  President  and  Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Director
------------------------------------
NGH  Luxembourg,  S.A.

Young  D.  Chin,  Executive  Vice  President  -  Global  CIO  -  Equities
-------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust

Kevin  S.  Crossett,  Vice  President  -  Associate  General  Counsel
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company

Christopher  P.  Donigan,  Vice  President  -  Human  Resources
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust

Glenn  W.  Soden,  Associate  Vice  President  and  Secretary
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.

Carol  L.  Dove,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust

Michael  D.  Maier,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

John  F.  Delaloye,  Assistant  Secretary
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust

Gerald J. Holland, Senior Vice President  -  Chief Administrative Officer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust

Treasurer  and  Chief  Financial  Officer
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Thomas  M.  Sipp,  Vice  President
------------------------------------
Gartmore  Global  Investments,  Inc.

Vice  President  and  Treasurer
------------------------------------
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Distribution  Services,  Inc.

Donald  J.  Pepin,  Senior  Vice  President  -  Sales
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Mary  Lou  Vitale,  Senior  Vice  President  -  Product  Development
------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Michael  A.  Krulikowski,  Vice  President  -  Chief  Compliance  Officer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital  LLC

Daniel  J.  Murphy,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital  LLC

Eric  E.  Miller,  Senior  Vice  President  -  Chief  Counsel
------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Secretary
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Thomas  E.  Barnes,  Vice  President
--------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Richard  Fonash,  Vice  President
--------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Mary E. Kennedy, Executive Vice President, Chief Financial Officer - Gartmore Group
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.
NorthPointe  Capital
Gartmore  Morley  Financial  Services,  Inc.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.
1200  River  Road
Conshohocken,  Pennsylvania  19428

NorthPointe  Capital,  LLC
Columbia  Center  One
10th  Floor,  Suite  1000
201  West  Big  Beaver  Road
Troy,  Michigan  48084

Gartmore  Morley  Financial  Services,  Inc.
5665  S.  W.  Meadows  Road,  Suite  400
Lake  Oswego,  Oregon  97035

(b) GMCM as investment adviser to the Gartmore Morley Capital Accumulation Fund and Gartmore Morley Enhanced Income Fund. GMCM is incorporated under the laws of the State of Oregon and is a wholly owned indirect subsidiary of Gartmore Global Investments, Inc. To the knowledge of the investment advisor, none of the directors or officers of GMCM, except as set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Gartmore Morley Financial
     Services, Inc. and Gartmore Global Investments, Inc. The directors except as noted below may be contacted c/o Morley Financial Services, Inc., 5665 SW Meadows Road, Suite 400 Lake Oswego, Oregon 97035.

     Jill R. Cuniff, Managing Director and Chief Investment Officer, and Director of GMCM. Ms Cuniff is also Managing Director, Chief Investment Officer and Director of Gartmore Morley Financial Services, Inc.

     Thomas M. Sipp, 1200 River Road, Conshohocken, Pennsylvania 19428. Vice President, Treasurer and Director of GMCM. Mr. Sipp is also Vice President for Gartmore Global Investments, Inc.

     Steve Ferber, Director and Senior Vice President Sales and Marketing for GMCM.

(c) GGAMT, an investment adviser of the Trust, also serves as an investment adviser to Gartmore Variable Insurance Trust. The Directors of Nationwide Corporation ("NC"), GGAMT's managing unit holder and the officers of GGAMT are as follows (see (a) above for additional information on their other employment):

                                 Directors of NC

     Lewis J. Alphin         Fred C. Finney
     James B. Bachmann .     W.G. Jurgensen
     A. I. Bell              David O. Miller
     Timothy J. Corcoran     Lydia M. Marshall
     Yvonne M. Curl. . .     Ralph M. Paige
     Kenneth D. Davis. .     James F. Patterson
     Keith E. Eckel          Arden L. Shisler
     Willard J. Engel        Robert L. Stewart

                                Officers of GGAMT

President and Chief Executive Officer . . . . . .  Paul J. Hondros
Vice President and Treasurer. . . . . . . . . . .  Thomas M. Sipp
Associate Vice President and Secretary. . . . . .  Thomas E. Barnes
Senior Vice President, Chief Counsel. . . . . . .  Eric E. Miller
Assistant Secretary . . . . . . . . . . . . . . .  John F. Delaloye
Assistant Treasurer . . . . . . . . . . . . . . .  Carol L. Dove
Assistant Treasurer . . . . . . . . . . . . . . .  Michael D. Maier
Executive Vice President, Global CIO - Equities    Young D. Chin
Senior Vice President . . . . . . . . . . . . . .  Gerald J. Holland
Senior Vice President . . . . . . . . . . . . . .  Mary Lou Vitale
Vice President. . . . . . . . . . . . . . . . . .  Christopher P. Donigan
Vice President and Chief Compliance Officer . . .  Michael A. Krulikowski
Assistant Treasurer . . . . . . . . . . . . . . .  Daniel J. Murphy
Vice President. . . . . . . . . . . . . . . . . .  Richard F. Fonash
Executive Vice President, Chief Financial Officer
- Gartmore Group. . . . . . . . . . . . . . . . .  Mary E. Kennedy

(d) Information for the Subadviser of the S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide Bond Index Fund and Nationwide International Index Fund.

     (1) Fund Asset Management, L.P. ("FAM") acts as subadviser to the Funds listed above and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of FAM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by FAM (SEC file No. 801-12485).

(e)  Information  for  the  Subadviser  of the Nationwide Large Cap Growth Fund.

     (1) Goldman Sachs Asset Management ("Goldman") acts as a subadviser to the Large Cap Growth Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Goldman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by Goldman (SEC file No. 801-16048.)

(f)  Information  for  the  Subadviser  of  the  Nationwide  Small  Cap  Fund.

     (1) Invesco Management & Research, Inc. Invesco Management & Research, Inc. ("INVESCO") acts as a subadviser to the Small Cap Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of INVESCO, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by INVESCO (SEC file No. 801-01596.)

(g) Information for the Subadviser of the Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund (formerly Gartmore Global Leaders Fund), Gartmore European Leaders Fund
     (formerly Gartmore European Growth Fund), Gartmore Small Companies Fund, Gartmore International Small Cap Growth Fund and Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund and Gartmore Global Utilities Fund.

     (1) Gartmore Global Partners ("Gartmore") acts as subadviser to the Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund (formerly Gartmore Global Leaders
          Fund), Gartmore European Leaders Fund (formerly Gartmore European Growth Fund), Gartmore Small Companies Fund, Gartmore International Small Cap Growth Fund, Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund and Gartmore Global Utilities Fund, as well as adviser to certain other clients. The list required by this Item 26 of officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Gartmore (SEC File No. 801-48811).

(h) Information for the Subadviser of the Gartmore Value Opportunities Fund, Gartmore Large Cap Value Fund and NorthPointe Small Cap Value Fund.

     (1) NorthPointe Capital, LLC ("NorthPointe") acts as subadviser to the Gartmore Value Opportunities Fund, Gartmore Large Cap Value Fund and NorthPointe Small Cap Value Fund and separate institutional investors. The list required by this Item 26 of officers and directors of NorthPointe, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by NorthPointe (SEC File No. 801-57064).

(i)  Information for the Subadviser of the Gartmore Long-Short Equity Plus Fund.

     (1)  SSI  Investment  Management,  Inc.  ("SSI")  acts as subadviser to the
          Gartmore Long-Short Equity Plus Fund and separate institutional investors. The list required by this Item 26 of officers and directors of SSI, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SSI (SEC File No. 801-10544).

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Gartmore Distribution Services, Inc. ("GDSI"), the principal underwriter of the Registrant, also acts as principal underwriter for Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc.

(b) Herewith is the information required by the following table with respect to each director, officer or partner of GDSI:


NAME:                          ADDRESS:               TITLE WITH GDSI:        TITLE WITH
                                                                              REGISTRANT:
---------------------------------------------------------------------------------------
Paul J. Hondros . . . .  1200 River Road        President and Chief           Chairman
                         Conshohocken PA 19428  Executive Officer

Young D. Chin . . . . .  1200 River Road        Executive Vice President -    n/a
                         Conshohocken PA 19428  Global CIO - Equities

Gerald J. Holland . . .  1200 River Road        Senior Vice President and     Treasurer
                         Conshohocken PA 19428  Chief Administrative Officer

Donald J. Pepin, Jr.. .  1200 River Road        Senior Vice President -       n/a
                         Conshohocken PA 19428  Sales

Mary Lou Vitale . . . .  1200 River Road        Senior Vice President -       Assistant
                         Conshohocken PA 19428  Product Development           Treasurer

Eric E. Miller. . . . .  1200 River Road        Senior Vice President -       Secretary
                         Conshohocken PA 19428  Chief Counsel

Christopher P.  Donigan  1200 River Road        Vice President - Human        n/a
                         Conshohocken PA 19428  Resources

Thomas M. Sipp. . . . .  1200 River Road        Vice President and            n/a
                         Conshohocken PA 19428  Treasurer

Glenn W. Soden. . . . .  1200 River Road        Associate Vice President      n/a
                         Conshohocken PA 19428  and Secretary

John F. Delaloye. . . .  1200 River Road        Assistant Secretary           n/a
                         Conshohocken PA 19428

Carol L. Dove . . . . .  One Nationwide Plaza   Assistant Treasurer           n/a
                         Columbus, OH 43215

Michael D. Maier. . . .  One Nationwide Plaza                                 n/a
                         Columbus, OH 43215     Assistant Treasurer

Daniel J. Murphy. . . .  One Nationwide Plaza                                 n/a
                         Columbus, OH 43215     Assistant Treasurer

Michael A. Krulikowski.  1200 River Road        Vice President and            Assistant
                         Conshohocken PA 19428  Chief Compliance Officer      Secretary

Steven P. Sorenson. . .  1200 River Road        Senior Vice President         n/a
                         Conshohocken PA 19428

Richard F. Fonash . . .  1200 River Road        Vice President                n/a
                         Conshohocken PA 19428

Anthony R. Costa. . . .  1200 River Road        Vice President                n/a
                         Conshohocken PA 19428

Thomas E. Barnes. . . .  One Nationwide Plaza   Vice President and            n/a
                         Columbus, OH 43215     Assistant Secretary

Mary E. Kennedy . . . .  1200 River Road        Executive Vice President -    n/a
                         Conshohocken PA 19428  Chief Financial Officer -
                                                Gartmore Group

(c)  Not  applicable.

ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

BISYS
3435  Stelzer  Road
Columbus,  OH  43219


ITEM  29.  MANAGEMENT  SERVICES

Not  applicable.

ITEM  30.  UNDERTAKINGS

The following undertakings relate solely to the Fund as an individual series of the Registrant. Any filing, notice or other action required by the following undertakings shall be limited in all respects to the Fund, and any action taken by the Registrant, on behalf of the Fund, shall be limited to the Fund and shall not require any action to be taken by any other series of the Registrant. Capitalized terms used in these undertakings and not otherwise defined, have the respective meanings assigned to them in the Prospectus, which is a part of this Registration Statement.

1. During the Guarantee Period, the Registrant hereby undertakes to mail notices to current shareholders promptly after the happening of significant events related to the Capital Protection Agreement. These significant events include: (i) the termination of the Capital Protection Agreement;
     (ii) a default under the Capital Protection Agreement that has a material adverse effect on a shareholder's right to receive his or her Guaranteed Amount on the Guarantee Maturity Date; (iii) the insolvency of the Capital Protection Provider or of AIG; or (iv) a reduction in the credit rating of the long-term debt of AIG issued by Standard & Poor's Rating Services or Moody's Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.
2. If at any time during the Guarantee Period during which the Registrant is required to file an amendment to its registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), which amendment relates to the Fund, AIG ceases to file periodic reports pursuant to the Exchange Act, the Registrant hereby undertakes to update its registration statement on an annual basis under the 1940 Act to include updated audited financial statements with respect to AIG (or any substitute or successor for AIG under the guarantee relating to the Capital Protection Provider's payment obligations under the Capital Protection Agreement (the "Successor")) covering the periods that would otherwise have been required to be covered by Form 10-K under the Exchange Act. Further, the Registrant undertakes under such circumstances to include as an exhibit to its registration statement as it relates to the Fund, the consent of the independent auditors of AIG (or any Successor, as applicable) regarding such audited financial statements.
3. During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant's annual and semiannual reports (with respect to the Fund) to shareholders, an offer to supply the most recent annual and/or quarterly report of AIG (or any Successor, as applicable), free of charge, upon a shareholder's request.

At such times as the Registrant is required to file an amendment to its Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), which amendment relates to the Fund, the Registrant hereby undertakes to update such Registration Statement to incorporate by reference the audited financial statements contained in the most recent annual report on Form 10-K of, or to include the most recent audited financial statements covering the periods that would otherwise have been required by such a Form 10-K of, (i) AIG,
(ii) any Successor, or (iii) any entity that is replaced or substituted for AIG or any Successor under a new guarantee of the Capital Protection Provider's payment obligations under the Capital Protection Agreement. Further, the Registrant undertakes to include as an exhibit to any amendment to its Registration Statement filed under the 1933 Act the consent of the applicable independent auditors regarding such audited financial statements.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 53 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and the State of Ohio, on the first day of October, 2003.

     GARTMORE  MUTUAL  FUNDS

     By:    /s/  ELIZABETH  A.  DAVIN
                 Elizabeth  A.  Davin,  Assistant  Secretary

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 53 TO THE REGISTRATION STATEMENT OF GARTMORE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE FIRST DAY OF OCTOBER, 2003.


Signature  &  Title

Principal  Executive  Officer

PAUL  J.  HONDROS*
----------------------------------------------
Paul  J.  Hondros,  Trustee  and  Chairman

Principal  Accounting  and  Financial  Officer

GERALD  J.  HOLLAND*
----------------------------------------------
Gerald  J.  Holland,  Treasurer

CHARLES  E.  ALLEN*
----------------------------------------------
Charles  E.  Allen,  Trustee

PAULA  H.J.  CHOLMONDELEY*
----------------------------------------------
Paula  H.J.  Cholmondeley,  Trustee

C.  BRENT  DEVORE*
----------------------------------------------
C.  Brent  Devore,  Trustee

ROBERT  M.  DUNCAN*
----------------------------------------------
Robert  M.  Duncan,  Trustee

BARBARA  L.  HENNIGAR*
----------------------------------------------
Barbara  L.  Hennigar,  Trustee

THOMAS  J.  KERR,  IV*
----------------------------------------------
Thomas  J.  Kerr,  IV,  Trustee

DOUGLAS  F.  KRIDLER*
----------------------------------------------
Douglas  F.  Kridler,  Trustee

ARDEN  L.  SHISLER*
----------------------------------------------
Arden  L.  Shisler,  Trustee

DAVID  C.  WETMORE*
----------------------------------------------
David  C.  Wetmore,  Trustee


*BY:     /s/  ELIZABETH  A.  DAVIN
              Elizabeth  A.  Davin,  Attorney-In  Fact


--------------------------------------------------------------------------------